UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: February 28, 2006

                     Date of reporting period: May 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS


                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 35.23%

AGRICULTURAL PRODUCTION CROPS - 0.02%
            223  ALICO INCORPORATED                                                                           $        12,265
            409  CHIQUITA BRANDS INTERNATIONAL INCORPORATED                                                             5,853

                                                                                                                       18,118
                                                                                                              ---------------

AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED - 0.01%
              6  SEABOARD CORPORATION                                                                                   7,872
                                                                                                              ---------------

AMUSEMENT & RECREATION SERVICES - 0.08%
            331  HARRAH'S ENTERTAINMENT INCORPORATED                                                                   25,169
            649  INTERNATIONAL GAME TECHNOLOGY                                                                         24,162
            376  PENN NATIONAL GAMING INCORPORATED+                                                                    14,450

                                                                                                                       63,781
                                                                                                              ---------------

APPAREL & ACCESSORY STORES - 0.16%
            242  ABERCROMBIE & FITCH COMPANY CLASS A                                                                   14,000
            261  AEROPOSTALE INCORPORATED+                                                                              6,457
            444  CHICO'S FAS INCORPORATED+                                                                             13,307
             36  CHRISTOPHER & BANKS CORPORATION                                                                          970
          1,196  GAP INCORPORATED                                                                                      21,767
            534  KOHL'S CORPORATION+                                                                                   28,670
            851  LIMITED BRANDS                                                                                        23,113
            312  NORDSTROM INCORPORATED                                                                                11,491
            469  ROSS STORES INCORPORATED                                                                              13,249

                                                                                                                      133,024
                                                                                                              ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.12%
          2,232  BENETTON GROUP SPA ADR                                                                                66,402
            403  LIZ CLAIBORNE INCORPORATED                                                                            15,584
             82  PHILLIPS-VAN HEUSEN CORPORATION                                                                        2,907
            820  QUIKSILVER INCORPORATED+<<                                                                            10,217
            524  WARNACO GROUP INCORPORATED+                                                                            9,427

                                                                                                                      104,537
                                                                                                              ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.03%
             65  AUTOZONE INCORPORATED+                                                                                 5,898
            236  CARMAX INCORPORATED+                                                                                   7,507
            241  COPART INCORPORATED+                                                                                   6,613
            195  UNITED AUTO GROUP INCORPORATED<<                                                                       8,217

                                                                                                                       28,235
                                                                                                              ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
            234  RYDER SYSTEM INCORPORATED                                                                             12,643
                                                                                                              ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.07%
             85  BEAZER HOMES USA INCORPORATED                                                                          4,229
            274  CENTEX CORPORATION                                                                                    13,067
            580  D.R. HORTON INCORPORATED                                                                              15,289
            164  KB HOME                                                                                                8,397
            254  LENNAR CORPORATION CLASS A                                                                            12,169
            243  WCI COMMUNITIES INCORPORATED+<<                                                                        5,149

                                                                                                                       58,300
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.27%
            192  CENTRAL GARDEN & PET COMPANY+                                                                $         8,039
            354  FASTENAL COMPANY                                                                                      15,222
          3,346  HOME DEPOT INCORPORATED                                                                              127,550
          1,193  LOWE'S COMPANIES INCORPORATED                                                                         74,300
            128  SHERWIN-WILLIAMS COMPANY                                                                               6,191

                                                                                                                      231,302
                                                                                                              ---------------

BUSINESS SERVICES - 2.02%
            362  AARON RENTS INCORPORATED                                                                               9,774
          1,018  ADOBE SYSTEMS INCORPORATED+                                                                           29,145
            267  ADVO INCORPORATED                                                                                      7,121
            300  AKAMAI TECHNOLOGIES INCORPORATED+                                                                      9,387
            319  ANSYS INCORPORATED+                                                                                   16,090
            107  ARBITRON INCORPORATED                                                                                  4,265
            527  AUTODESK INCORPORATED+                                                                                19,178
            939  AUTOMATIC DATA PROCESSING INCORPORATED                                                                42,696
            116  AVOCENT CORPORATION+                                                                                   2,638
            876  BEA SYSTEMS INCORPORATED+                                                                             11,879
            834  BISYS GROUP INCORPORATED+                                                                             12,301
             56  BLUE COAT SYSTEMS INCORPORATED+                                                                          889
            555  BMC SOFTWARE INCORPORATED+<<                                                                          11,183
            848  CA INCORPORATED                                                                                       18,427
             62  CACI INTERNATIONAL INCORPORATED CLASS A+                                                               3,777
            765  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                  13,801
            271  CATALINA MARKETING CORPORATION                                                                         7,938
          1,874  CENDANT CORPORATION                                                                                   30,303
            144  CERNER CORPORATION+<<                                                                                  5,469
            154  CHECKFREE CORPORATION+                                                                                 7,689
            372  CITRIX SYSTEMS INCORPORATED+                                                                          13,980
            441  CNET NETWORKS INCORPORATED+                                                                            3,863
            187  COGNEX CORPORATION                                                                                     4,696
            312  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   18,408
            343  COMPUTER SCIENCES CORPORATION+                                                                        19,294
          1,339  COMPUWARE CORPORATION+                                                                                 9,855
            139  COSTAR GROUP INCORPORATED+                                                                             7,416
             88  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                2,049
            256  DELUXE CORPORATION                                                                                     5,501
          1,698  EBAY INCORPORATED+                                                                                    55,711
            536  ELECTRONIC ARTS INCORPORATED+                                                                         22,550
            994  ELECTRONIC DATA SYSTEMS CORPORATION                                                                   24,373
            189  ELECTRONICS FOR IMAGING INCORPORATED+                                                                  4,428
            403  EQUIFAX INCORPORATED                                                                                  14,540
             98  F5 NETWORKS INCORPORATED+                                                                              4,755
             47  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                  2,111
            273  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                   10,030
            187  FILENET CORPORATION+<<                                                                                 4,871
          1,240  FIRST DATA CORPORATION                                                                                57,176
            424  FISERV INCORPORATED+                                                                                  18,296
            116  GEVITY HR INCORPORATED                                                                                 3,147
            268  GOOGLE INCORPORATED CLASS A+                                                                          99,648
            316  HYPERION SOLUTIONS CORPORATION+                                                                        9,072
            540  IMS HEALTH INCORPORATED                                                                               14,569
            105  INFOSPACE INCORPORATED+                                                                                2,380
             88  INTERGRAPH CORPORATION+                                                                                3,128
            291  INTERNET CAPITAL GROUP INCORPORATED+                                                                   2,508
            153  INTERNET SECURITY SYSTEMS+                                                                             3,133
            966  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                         9,206
            333  INTUIT INCORPORATED+                                                                                  18,412
          1,000  JUNIPER NETWORKS INCORPORATED+                                                                        15,930
            228  KRONOS INCORPORATED+                                                                                   9,120
            636  MENTOR GRAPHICS CORPORATION+                                                                           7,995
         14,711  MICROSOFT CORPORATION                                                                                333,204

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
BUSINESS SERVICES - (CONTINUED)
            243  MONSTER WORLDWIDE INCORPORATED+                                                              $        11,875
            862  MPS GROUP INCORPORATED+                                                                               12,964
            296  NCO GROUP INCORPORATED+                                                                                7,788
            376  NCR CORPORATION+                                                                                      14,694
            959  NOVELL INCORPORATED+<<                                                                                 7,413
            261  OMNICOM GROUP INCORPORATED                                                                            24,824
          6,437  ORACLE CORPORATION+                                                                                   91,534
            170  PACKETEER INCORPORATED+                                                                                1,947
            576  PEROT SYSTEMS CORPORATION CLASS A+                                                                     8,087
            408  RED HAT INCORPORATED+<<                                                                               10,698
          3,871  RENTOKIL INITIAL PLC ADR                                                                              52,517
            633  REUTERS GROUP PLC ADR                                                                                 26,865
            397  ROBERT HALF INTERNATIONAL INCORPORATED                                                                16,293
            390  RSA SECURITY INCORPORATED+                                                                             5,862
            635  S1 CORPORATION+                                                                                        3,493
              1  SAFENET INCORPORATED+<<                                                                                   17
          1,462  SAP AG ADR<<                                                                                          76,945
            270  SOTHEBY'S HOLDINGS INCORPORATED+<<                                                                     7,222
          7,099  SUN MICROSYSTEMS INCORPORATED+                                                                        33,081
          2,050  SYMANTEC CORPORATION+                                                                                 31,980
            388  SYNOPSYS INCORPORATED+                                                                                 7,927
            414  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                          6,744
            143  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                   5,586
            995  UNISYS CORPORATION+                                                                                    6,547
            303  UNITED ONLINE INCORPORATED<<                                                                           3,612
            461  UNITED RENTALS INCORPORATED+<<                                                                        15,019
            118  VALUECLICK INCORPORATED+<<                                                                             1,860
            460  VERISIGN INCORPORATED+                                                                                10,327
            132  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                   4,336
            236  WIND RIVER SYSTEMS INCORPORATED+                                                                       2,230
            779  WPP GROUP PLC ADR                                                                                     47,986
          1,901  YAHOO! INCORPORATED+                                                                                  60,053

                                                                                                                    1,717,631
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 3.25%
          2,383  ABBOTT LABORATORIES                                                                                  101,754
            391  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 25,356
          1,457  AKZO NOBEL NV ADR                                                                                     78,576
            119  ALBERTO-CULVER COMPANY CLASS B                                                                         5,535
            188  ALKERMES INCORPORATED+<<                                                                               3,726
            187  ALPHARMA INCORPORATED CLASS A                                                                          4,380
          2,001  AMGEN INCORPORATED+                                                                                  135,248
             54  ARKEMA INCORPORATED ADR+                                                                               1,942
          1,593  ASTRAZENECA PLC ADR<<                                                                                 84,333
            110  AVERY DENNISON CORPORATION                                                                             6,533
            748  AVON PRODUCTS INCORPORATED                                                                            23,712
            198  BARR PHARMACEUTICALS INCORPORATED+                                                                    10,435
            603  BIOGEN IDEC INCORPORATED+                                                                             28,118
          2,965  BRISTOL-MYERS SQUIBB COMPANY<<                                                                        72,791
            343  CAMBREX CORPORATION                                                                                    6,929
            102  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                 4,084
            840  CHEMTURA CORPORATION                                                                                   8,257
            228  CLOROX COMPANY<<                                                                                      14,407
            697  COLGATE-PALMOLIVE COMPANY                                                                             42,057
          1,656  DOW CHEMICAL COMPANY                                                                                  66,025
          1,365  E.I. DU PONT DE NEMOURS & COMPANY                                                                     58,053
            214  EASTMAN CHEMICAL COMPANY                                                                              12,065
            417  ECOLAB INCORPORATED                                                                                   16,142
          1,577  ELI LILLY & COMPANY                                                                                   81,436
             55  FMC CORPORATION                                                                                        3,551
            604  FOREST LABORATORIES INCORPORATED+                                                                     22,638
            848  GENENTECH INCORPORATED+                                                                               70,350

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS - (CONTINUED)
            443  GENZYME CORPORATION+                                                                         $        26,358
            185  GEORGIA GULF CORPORATION                                                                               5,963
            801  GILEAD SCIENCES INCORPORATED+                                                                         45,921
          2,267  GLAXOSMITHKLINE PLC ADR                                                                              125,365
            211  HOSPIRA INCORPORATED+                                                                                  9,455
            169  IDEXX LABORATORIES INCORPORATED+                                                                      12,917
            142  IMCLONE SYSTEMS INCORPORATED+                                                                          5,680
            442  IMMUCOR INCORPORATED+                                                                                  8,040
            310  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       11,033
            269  K-V PHARMACEUTICAL COMPANY CLASS A+                                                                    5,455
            497  KING PHARMACEUTICALS INCORPORATED+                                                                     8,837
            423  LYONDELL CHEMICAL COMPANY                                                                             10,237
            110  MARTEK BIOSCIENCES CORPORATION+                                                                        2,788
            305  MEDICINES COMPANY+                                                                                     5,642
            505  MEDIMMUNE INCORPORATED+                                                                               16,069
          3,318  MERCK & COMPANY INCORPORATED                                                                         110,456
            352  MGI PHARMA INCORPORATED+<<                                                                             6,340
            747  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                               6,394
            527  MONSANTO COMPANY                                                                                      44,352
            582  MOSAIC COMPANY+<<                                                                                      9,056
            496  NABI BIOPHARMACEUTICALS+<<                                                                             2,912
            115  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                   2,267
          2,352  NOVARTIS AG ADR                                                                                      130,489
            129  NOVEN PHARMACEUTICALS INCORPORATED+                                                                    2,260
            800  NOVO NORDISK A/S ADR                                                                                  49,720
             33  OM GROUP INCORPORATED+                                                                                 1,045
            116  ONYX PHARMACEUTICALS INCORPORATED+<<                                                                   2,319
            111  OSI PHARMACEUTICALS INCORPORATED+<<                                                                    3,177
            183  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                             4,200
            265  PDL BIOPHARMA INCORPORATED+                                                                            5,366
             71  PENWEST PHARMACEUTICALS COMPANY+<<                                                                     1,373
            489  PERRIGO COMPANY                                                                                        8,225
         11,747  PFIZER INCORPORATED                                                                                  277,934
            129  PHARMION CORPORATION+                                                                                  2,530
              1  PHARMOS CORPORATION+                                                                                       2
            299  PPG INDUSTRIES INCORPORATED                                                                           19,238
            609  PRAXAIR INCORPORATED                                                                                  32,094
          5,017  PROCTER & GAMBLE COMPANY                                                                             272,172
          1,681  ROCHE HOLDING AG ADR                                                                                 131,229
            343  ROHM & HAAS COMPANY                                                                                   17,291
            183  SALIX PHARMACEUTICALS LIMITED+                                                                         2,211
          1,651  SANOFI-AVENTIS ADR                                                                                    78,043
          2,558  SCHERING-PLOUGH CORPORATION                                                                           48,755
            208  SEPRACOR INCORPORATED+                                                                                10,768
          4,506  SHISEIDO COMPANY LIMITED ADR                                                                          80,385
            177  SIGMA-ALDRICH CORPORATION                                                                             12,287
             49  TRONOX INCORPORATED CLASS B                                                                              634
            115  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                 3,967
          2,224  WYETH                                                                                                101,726

                                                                                                                    2,769,410
                                                                                                              ---------------

COAL MINING - 0.01%
            250  MASSEY ENERGY COMPANY                                                                                  9,330
                                                                                                              ---------------

COMMUNICATIONS - 1.70%
            599  ALLTEL CORPORATION                                                                                    37,048
            665  AMERICAN TOWER CORPORATION CLASS A+                                                                   20,595
          6,614  AT&T INCORPORATED<<                                                                                  172,361
            985  AVAYA INCORPORATED+                                                                                   11,633
          3,109  BELLSOUTH CORPORATION                                                                                104,991
            823  BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                              32,887

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
COMMUNICATIONS - (CONTINUED)
            973  BT GROUP PLC ADR                                                                             $        43,162
            386  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                            7,589
            470  CENTURYTEL INCORPORATED                                                                               16,802
          1,161  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                             35,759
          3,628  COMCAST CORPORATION CLASS A+                                                                         116,568
            766  CROWN CASTLE INTERNATIONAL CORPORATION+                                                               24,336
          3,093  DEUTSCHE TELEKOM AG ADR                                                                               50,261
          1,357  DIRECTV GROUP INCORPORATED+                                                                           23,829
            538  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                          16,102
            247  EMBARQ CORPORATION+                                                                                   10,309
            496  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                              7,966
             47  EQUINIX INCORPORATED+                                                                                  2,739
            470  FOUNDRY NETWORKS INCORPORATED+                                                                         6,044
          1,476  FRANCE TELECOM SA ADR                                                                                 34,081
            211  GOLDEN TELECOM INCORPORATED                                                                            5,311
            420  IAC INTERACTIVECORP+<<                                                                                10,849
            168  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                               4,462
            756  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                  17,335
            277  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                   22,073
          1,387  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                               24,910
            106  LIVE NATION INCORPORATED+                                                                              2,417
            425  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                               12,070
          1,536  NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR<<                                                        37,955
          2,318  NTT DOCOMO INCORPORATED ADR                                                                           37,760
          4,948  SPRINT NEXTEL CORPORATION                                                                            104,947
          1,189  TELECOM CORPORATION OF NEW ZEALAND LIMITED ADR                                                        27,240
          1,589  TELEFONICA SA ADR                                                                                     78,083
            490  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                        17,615
            233  UTSTARCOM INCORPORATED+                                                                                1,487
          4,722  VERIZON COMMUNICATIONS INCORPORATED                                                                  147,374
          5,004  VODAFONE GROUP PLC ADR<<                                                                             115,092
            372  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                      5,364

                                                                                                                    1,447,406
                                                                                                              ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.04%
            258  CHEMED CORPORATION                                                                                    13,893
            270  DYCOM INDUSTRIES INCORPORATED+                                                                         5,816
            378  EMCOR GROUP INCORPORATED+<<                                                                           18,178

                                                                                                                       37,887
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 4.21%
          2,341  ABN AMRO HOLDING NV ADR                                                                               64,808
          1,705  ALLIED IRISH BANKS PLC ADR                                                                            81,704
          1,289  AMSOUTH BANCORPORATION                                                                                34,545
          4,507  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                93,520
          4,196  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                60,632
            277  BANCTRUST FINANCIAL GROUP INCORPORATED                                                                 6,005
          7,479  BANK OF AMERICA CORPORATION                                                                          361,984
          1,630  BANK OF NEW YORK COMPANY INCORPORATED                                                                 54,165
            591  BANKUNITED FINANCIAL CORPORATION CLASS A                                                              18,333
          1,991  BARCLAYS PLC ADR                                                                                      92,283
          1,262  BB&T CORPORATION                                                                                      52,461
          2,969  BNP PARIBAS SA ADR<<                                                                                 138,813
            850  CASCADE BANCORP                                                                                       24,013
            478  CHITTENDEN CORPORATION                                                                                12,930
          8,241  CITIGROUP INCORPORATED                                                                               406,281
            496  CITY BANK LYNNWOOD WASHINGTON                                                                         22,776
            844  COASTAL FINANCIAL CORPORATION                                                                         10,930
            529  COMERICA INCORPORATED                                                                                 28,963
            443  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                         6,955

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
DEPOSITORY INSTITUTIONS - (CONTINUED)
            790  CORUS BANKSHARES INCORPORATED<<                                                              $        22,318
          1,007  DEUTSCHE BANK AG ADR                                                                                 115,463
            238  EURONET WORLDWIDE INCORPORATED+<<                                                                      8,337
            558  FARMERS CAPITAL BANK CORPORATION                                                                      16,522
          1,039  FIFTH THIRD BANCORP<<                                                                                 39,482
            682  FIRST BANCORP PUERTO RICO                                                                              7,250
            620  FIRST HORIZON NATIONAL CORPORATION                                                                    24,775
          1,520  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                            21,417
            437  GOLDEN WEST FINANCIAL CORPORATION                                                                     31,945
          1,656  HBOS PLC ADR                                                                                          85,017
          1,896  HSBC HOLDINGS PLC ADR<<                                                                              165,369
          1,334  HUNTINGTON BANCSHARES INCORPORATED                                                                    31,376
            118  ITLA CAPITAL CORPORATION                                                                               5,882
          5,758  JP MORGAN CHASE & COMPANY                                                                            245,521
          1,152  KEYCORP                                                                                               41,149
            613  MARSHALL & ILSLEY CORPORATION                                                                         27,793
            360  MB FINANCIAL INCORPORATED                                                                             12,982
          1,162  MELLON FINANCIAL CORPORATION                                                                          42,041
            388  NASB FINANCIAL INCORPORATED                                                                           13,052
            511  NATIONAL AUSTRALIA BANK LIMITED ADR                                                                   68,193
          1,168  NATIONAL CITY CORPORATION                                                                             43,076
            811  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                             13,511
            452  NORTHERN TRUST CORPORATION                                                                            25,276
            595  PNC FINANCIAL SERVICES GROUP                                                                          41,002
          1,000  REGIONS FINANCIAL CORPORATION                                                                         33,850
          2,480  SANPAOLO IMI SPA ADR                                                                                  88,784
            711  STATE STREET CORPORATION                                                                              44,153
            945  SUN BANCORP INCORPORATED NEW JERSEY+                                                                  16,018
            621  SUNTRUST BANKS INCORPORATED                                                                           47,016
            409  SVB FINANCIAL GROUP+                                                                                  19,722
          1,227  SYNOVUS FINANCIAL CORPORATION                                                                         32,282
          3,315  US BANCORP                                                                                           102,334
            367  USB HOLDING COMPANY INCORPORATED                                                                       8,514
          2,642  WACHOVIA CORPORATION                                                                                 141,347
          1,452  WASHINGTON MUTUAL INCORPORATED                                                                        66,661
            163  WEBSTER FINANCIAL CORPORATION                                                                          7,904
          2,145  WESTPAC BANKING CORPORATION ADR                                                                      187,409
            219  WINTRUST FINANCIAL CORPORATION                                                                        11,241
            190  WSFS FINANCIAL CORPORATION                                                                            11,649
            488  YARDVILLE NATIONAL BANCORP                                                                            17,963
            317  ZIONS BANCORPORATION                                                                                  25,687

                                                                                                                    3,583,384
                                                                                                              ---------------

EATING & DRINKING PLACES - 0.16%
            276  DARDEN RESTAURANTS INCORPORATED                                                                        9,773
          2,079  MCDONALD'S CORPORATION                                                                                68,961
            249  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                             10,311
            137  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                           4,213
             47  RED ROBIN GOURMET BURGERS INCORPORATED+<<                                                              1,972
            165  WENDY'S INTERNATIONAL INCORPORATED                                                                     9,946
            661  YUM! BRANDS INCORPORATED                                                                              33,314

                                                                                                                      138,490
                                                                                                              ---------------

EDUCATIONAL SERVICES - 0.05%
            287  APOLLO GROUP INCORPORATED CLASS A+                                                                    15,013
            240  CAREER EDUCATION CORPORATION+                                                                          7,821
            302  CORINTHIAN COLLEGES INCORPORATED+                                                                      4,171
            117  STRAYER EDUCATION INCORPORATED                                                                        11,665

                                                                                                                       38,670
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.58%
          1,333  AES CORPORATION+                                                                             $        24,527
          1,041  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                 12,419
            486  AMEREN CORPORATION                                                                                    24,052
            768  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                          26,319
            706  AMERICAN STATES WATER COMPANY                                                                         25,988
            171  BLACK HILLS CORPORATION                                                                                5,785
          1,233  CENTERPOINT ENERGY INCORPORATED                                                                       14,784
            680  CH ENERGY GROUP INCORPORATED                                                                          31,314
            935  CMS ENERGY CORPORATION+                                                                               12,005
            475  CONSOLIDATED EDISON INCORPORATED                                                                      20,948
            386  CONSTELLATION ENERGY GROUP INCORPORATED                                                               19,956
            533  DOMINION RESOURCES INCORPORATED                                                                       38,685
            467  DTE ENERGY COMPANY                                                                                    18,876
          2,528  DUKE ENERGY CORPORATION                                                                               71,340
          3,195  E.ON AG ADR                                                                                          122,848
            777  EDISON INTERNATIONAL                                                                                  30,490
          1,530  EL PASO CORPORATION                                                                                   23,822
          3,488  ENDESA SA ADR                                                                                        117,057
            349  ENTERGY CORPORATION                                                                                   24,468
          1,274  EXELON CORPORATION                                                                                    72,121
            444  FIRSTENERGY CORPORATION                                                                               23,274
            760  FPL GROUP INCORPORATED                                                                                30,271
            185  KINDER MORGAN INCORPORATED                                                                            18,589
          2,532  NATIONAL GRID PLC ADR                                                                                143,488
            198  NICOR INCORPORATED                                                                                     8,114
          1,026  NISOURCE INCORPORATED                                                                                 22,336
            251  PEOPLES ENERGY CORPORATION<<                                                                           9,418
            665  PG&E CORPORATION<<                                                                                    26,387
            488  PROGRESS ENERGY INCORPORATED                                                                          20,516
            501  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                          31,929
            895  RELIANT ENERGY INCORPORATED+                                                                          10,427
          2,840  SCOTTISH POWER PLC ADR B SHARES+                                                                      19,082
            401  SEMPRA ENERGY                                                                                         18,033
          1,138  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                  30,567
          1,192  SOUTHERN COMPANY                                                                                      38,108
            832  TXU CORPORATION                                                                                       47,674
            393  UIL HOLDINGS CORPORATION                                                                              21,705
          1,025  WASTE MANAGEMENT INCORPORATED                                                                         37,536
          1,262  WILLIAMS COMPANIES INCORPORATED                                                                       28,521
          1,087  XCEL ENERGY INCORPORATED                                                                              20,403

                                                                                                                    1,344,182
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.83%
            307  ACUITY BRANDS INCORPORATED                                                                            12,249
            726  ADVANCED MICRO DEVICES INCORPORATED+                                                                  22,426
            587  AEROFLEX INCORPORATED+                                                                                 6,874
            819  ALTERA CORPORATION+                                                                                   16,020
            532  AMERICAN POWER CONVERSION CORPORATION                                                                 10,470
            304  AMETEK INCORPORATED                                                                                   13,872
            669  ANALOG DEVICES INCORPORATED                                                                           22,565
            437  ANDREW CORPORATION+                                                                                    4,422
          1,214  APPLIED MICRO CIRCUITS CORPORATION+                                                                    3,569
             63  ATMI INCORPORATED+                                                                                     1,651
            240  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                  5,810
            772  BROADCOM CORPORATION CLASS A+                                                                         26,101
            913  CANON INCORPORATED ADR                                                                                64,093
             70  CERADYNE INCORPORATED+<<                                                                               3,057
          4,263  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                  40,712
         10,183  CISCO SYSTEMS INCORPORATED+                                                                          200,401
            528  COMVERSE TECHNOLOGY INCORPORATED+                                                                     11,891
            188  CREE INCORPORATED+<<                                                                                   4,822
            290  CUBIC CORPORATION                                                                                      5,437

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - (CONTINUED)
             98  CYMER INCORPORATED+                                                                          $         4,546
            260  DSP GROUP INCORPORATED+                                                                                6,835
            607  EMERSON ELECTRIC COMPANY                                                                              50,090
            817  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                         25,499
          1,254  FUJITSU LIMITED ADR                                                                                   46,140
         16,968  GENERAL ELECTRIC COMPANY                                                                             581,324
            343  GRAFTECH INTERNATIONAL LIMITED+                                                                        2,116
          9,814  INTEL CORPORATION                                                                                    176,848
            143  INTERDIGITAL COMMUNICATIONS CORPORATION+                                                               4,054
            172  INTERSIL CORPORATION CLASS A                                                                           4,611
            419  JABIL CIRCUIT INCORPORATED                                                                            14,590
          2,976  JDS UNIPHASE CORPORATION+                                                                              9,017
            399  KLA-TENCOR CORPORATION                                                                                16,375
          1,346  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NY SHARES                                                  42,547
            631  LINEAR TECHNOLOGY CORPORATION                                                                         21,296
            165  LITTELFUSE INCORPORATED+                                                                               5,780
          1,338  LSI LOGIC CORPORATION+                                                                                13,019
          7,450  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                   18,997
            621  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                19,083
            530  MICROCHIP TECHNOLOGY INCORPORATED                                                                     18,179
          1,351  MICRON TECHNOLOGY INCORPORATED+                                                                       22,373
            500  MICROSEMI CORPORATION+                                                                                11,990
          8,172  MINEBEA COMPANY LIMITED ADR                                                                           96,510
            391  MOLEX INCORPORATED                                                                                    13,880
            188  MOOG INCORPORATED CLASS A+                                                                             6,537
          4,066  MOTOROLA INCORPORATED                                                                                 85,752
            792  NATIONAL SEMICONDUCTOR CORPORATION                                                                    20,339
            625  NETWORK APPLIANCE INCORPORATED+                                                                       20,000
          2,491  NOKIA OYJ ADR                                                                                         53,482
            377  NOVELLUS SYSTEMS INCORPORATED+<<                                                                       8,731
            470  NVIDIA CORPORATION+                                                                                   10,801
          2,688  OMRON CORPORATION                                                                                     73,128
            663  PMC-SIERRA INCORPORATED+                                                                               6,391
            418  QLOGIC CORPORATION+                                                                                    7,474
          2,680  QUALCOMM INCORPORATED                                                                                121,163
             79  RAMBUS INCORPORATED+                                                                                   1,917
            202  RF MICRO DEVICES INCORPORATED+                                                                         1,465
            461  ROCKWELL COLLINS INCORPORATED                                                                         25,171
            111  ROGERS CORPORATION+                                                                                    6,323
          1,509  SANMINA-SCI CORPORATION+                                                                               7,092
            659  SKYWORKS SOLUTIONS INCORPORATED+                                                                       3,730
            147  SOHU.COM INCORPORATED+                                                                                 3,665
          1,482  SONY CORPORATION ADR                                                                                  66,942
          1,058  STMICROELECTRONICS NV NY SHARES                                                                       17,351
            342  TECHNITROL INCORPORATED                                                                                7,804
            359  TEKELEC+                                                                                               5,180
          1,215  TELLABS INCORPORATED+                                                                                 17,374
          2,766  TEXAS INSTRUMENTS INCORPORATED                                                                        86,382
            154  THOMAS & BETTS CORPORATION+                                                                            8,855
             60  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                1,857
            176  WHIRLPOOL CORPORATION                                                                                 15,826
            655  XILINX INCORPORATED                                                                                   17,030

                                                                                                                    2,409,903
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.21%
            258  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                11,726
            478  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                             5,354
            628  CELGENE CORPORATION+<<                                                                                26,031
            188  CORPORATE EXECUTIVE BOARD COMPANY                                                                     19,123
             34  CRA INTERNATIONAL INCORPORATED+                                                                        1,510
             12  ERESEARCH TECHNOLOGY INCORPORATED+                                                                       109
            154  FLUOR CORPORATION                                                                                     13,500

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - (CONTINUED)
            132  GEN-PROBE INCORPORATED+                                                                      $         7,128
             94  MAXMUS INCORPORATED                                                                                    2,988
            524  MOODY'S CORPORATION                                                                                   27,405
            341  NAVIGANT CONSULTING INCORPORATED+<<                                                                    6,892
            624  PAYCHEX INCORPORATED                                                                                  22,907
            258  QUEST DIAGNOSTICS INCORPORATED                                                                        14,381
            175  RESOURCES CONNECTION INCORPORATED+<<                                                                   4,462
            245  TELIK INCORPORATED+<<                                                                                  3,915
            147  URS CORPORATION+                                                                                       6,231
            168  WASHINGTON GROUP INTERNATIONAL INCORPORATED+                                                           9,054

                                                                                                                      182,716
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.17%
            366  BALL CORPORATION                                                                                      13,696
            239  CRANE COMPANY                                                                                          9,603
            350  CROWN HOLDINGS INCORPORATED+                                                                           5,645
            296  FORTUNE BRANDS INCORPORATED                                                                           21,904
            400  GRIFFON CORPORATION+<<                                                                                10,856
            666  ILLINOIS TOOL WORKS INCORPORATED                                                                      33,067
            318  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                  19,284
            166  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                             5,759
            325  SNAP-ON INCORPORATED                                                                                  13,611
            383  WATTS WATER TECHNOLOGIES INCORPORATED                                                                 13,129

                                                                                                                      146,554
                                                                                                              ---------------

FINANCIAL SERVICES - 0.02%
            846  JANUS CAPITAL GROUP INCORPORATED                                                                      15,237
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.32%
            231  AMERICAN ITALIAN PASTA COMPANY CLASS A                                                                 1,693
            878  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                 40,072
          1,182  ARCHER-DANIELS-MIDLAND COMPANY                                                                        49,136
          2,728  CADBURY SCHWEPPES PLC ADR                                                                            105,137
            296  CAMPBELL SOUP COMPANY                                                                                 10,416
            604  COCA-COLA ENTERPRISES INCORPORATED                                                                    11,875
          1,096  CONAGRA FOODS INCORPORATED                                                                            24,770
            745  DEL MONTE FOODS COMPANY                                                                                8,821
          1,666  DIAGEO PLC ADR<<                                                                                     110,272
            495  GENERAL MILLS INCORPORATED                                                                            25,686
            912  HERCULES INCORPORATED+                                                                                14,109
            394  HERSHEY FOODS CORPORATION                                                                             22,422
            480  HJ HEINZ COMPANY                                                                                      20,328
            330  KELLOGG COMPANY                                                                                       15,543
          7,866  KIRIN BREWERY COMPANY LIMITED ADR                                                                    126,800
          2,386  NESTLE SA ADR                                                                                        178,459
            142  PEPSI BOTTLING GROUP INCORPORATED                                                                      4,450
          2,507  PEPSICO INCORPORATED                                                                                 151,573
            123  SANDERSON FARMS INCORPORATED                                                                           3,766
          1,015  SARA LEE CORPORATION                                                                                  17,225
          3,285  THE COCA-COLA COMPANY                                                                                144,638
          1,464  TOPPS COMPANY INCORPORATED<<                                                                          11,961
            483  WM. WRIGLEY JR. COMPANY                                                                               22,060

                                                                                                                    1,121,212
                                                                                                              ---------------

FOOD STORES - 0.20%
            407  ALBERTSON'S INCORPORATED                                                                              10,423
          4,919  KONINKLIJKE AHOLD NV ADR+                                                                             40,188
          1,413  KROGER COMPANY                                                                                        28,416
            217  PANERA BREAD COMPANY+                                                                                 14,053

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
FOOD STORES - (CONTINUED)
            862  SAFEWAY INCORPORATED                                                                         $        20,326
          1,502  STARBUCKS CORPORATION+                                                                                53,546

                                                                                                                      166,952
                                                                                                              ---------------

FORESTRY - 0.03%
            349  WEYERHAEUSER COMPANY                                                                                  22,322
                                                                                                              ---------------

FURNITURE & FIXTURES - 0.09%
            242  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                            5,208
            410  HERMAN MILLER INCORPORATED                                                                            11,980
            639  LEGGETT & PLATT INCORPORATED                                                                          16,224
            892  MASCO CORPORATION                                                                                     27,670
            705  NEWELL RUBBERMAID INCORPORATED                                                                        18,654

                                                                                                                       79,736
                                                                                                              ---------------

GENERAL MERCHANDISE STORES - 0.47%
            658  BIG LOTS INCORPORATED+                                                                                10,673
            721  DOLLAR GENERAL CORPORATION                                                                            11,752
            522  FEDERATED DEPARTMENT STORES INCORPORATED                                                              38,017
            302  FRED'S INCORPORATED<<                                                                                  4,397
            495  JC PENNEY COMPANY INCORPORATED                                                                        30,076
            215  SEARS HOLDINGS CORPORATION+                                                                           32,652
          1,399  TARGET CORPORATION                                                                                    68,439
            600  TJX COMPANIES INCORPORATED                                                                            14,226
          3,899  WAL-MART STORES INCORPORATED                                                                         188,907

                                                                                                                      399,139
                                                                                                              ---------------

HEALTH SERVICES - 0.26%
            356  AMSURG CORPORATION+                                                                                    8,576
             50  APRIA HEALTHCARE GROUP INCORPORATED+                                                                     960
            794  CAREMARK RX INCORPORATED                                                                              38,088
            308  DAVITA INCORPORATED+                                                                                  16,312
            660  HCA INCORPORATED                                                                                      29,337
            622  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                    12,969
            228  HEALTHWAYS INCORPORATED+                                                                              12,116
            849  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                  9,305
            289  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                           17,155
            140  LIFEPOINT HOSPITALS INCORPORATED+                                                                      4,946
            220  MANOR CARE INCORPORATED                                                                               10,217
            103  MATRIA HEALTHCARE INCORPORATED+                                                                        2,972
            340  NEKTAR THERAPEUTICS+<<                                                                                 6,797
             94  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                  4,342
            342  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                14,090
          1,245  TENET HEALTHCARE CORPORATION+                                                                          9,860
            397  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                  12,351
            455  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                  7,826
            215  WATSON PHARMACEUTICALS INCORPORATED+                                                                   5,446

                                                                                                                      223,665
                                                                                                              ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.58%
            356  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                          29,890
            365  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                         12,180
            605  CORPORATE OFFICE PROPERTIES TRUST                                                                     23,898
            554  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                   7,684
            795  ENTERTAINMENT PROPERTIES TRUST                                                                        32,635
          1,519  EQUITY OFFICE PROPERTIES TRUST                                                                        51,114
          1,224  EQUITY RESIDENTIAL                                                                                    53,978
            238  FELCOR LODGING TRUST INCORPORATED                                                                      4,953

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
HOLDING & OTHER INVESTMENT OFFICES - (CONTINUED)
            730  GENERAL GROWTH PROPERTIES INCORPORATED                                                       $        31,945
            977  HOME PROPERTIES INCORPORATED<<                                                                        48,596
            295  HOST HOTELS AND RESORTS INCORPORATED                                                                   5,921
            122  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                                   1,299
            667  LASALLE HOTEL PROPERTIES                                                                              27,701
            757  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                        38,228
          1,070  NATIONAL HEALTH INVESTORS INCORPORATED                                                                28,633
            530  NTL INCORPORATED                                                                                      14,140
            617  SIMON PROPERTY GROUP INCORPORATED                                                                     49,132
            619  SOVRAN SELF STORAGE INCORPORATED                                                                      29,198

                                                                                                                      491,125
                                                                                                              ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.10%
            551  BED BATH & BEYOND INCORPORATED+                                                                       19,379
            696  BEST BUY COMPANY INCORPORATED                                                                         36,888
            553  CIRCUIT CITY STORES INCORPORATED<<                                                                    16,612
            184  COST PLUS INCORPORATED+<<                                                                              2,780
            108  GUITAR CENTER INCORPORATED+                                                                            5,200
             28  MOVIE GALLERY INCORPORATED                                                                               140
            303  RADIO SHACK CORPORATION                                                                                5,097

                                                                                                                       86,096
                                                                                                              ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.11%
            343  BOYD GAMING CORPORATION                                                                               15,435
            116  GAYLORD ENTERTAINMENT COMPANY+<<                                                                       5,083
            894  HILTON HOTELS CORPORATION                                                                             24,550
            276  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                           19,963
            482  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                      29,450

                                                                                                                       94,481
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.87%
          1,100  3M COMPANY                                                                                            92,026
            128  ACTUANT CORPORATION CLASS A                                                                            7,556
          1,378  APPLE COMPUTER INCORPORATED+                                                                          82,363
          2,984  APPLIED MATERIALS INCORPORATED                                                                        50,459
            261  AXCELIS TECHNOLOGIES INCORPORATED+                                                                     1,663
            703  BAKER HUGHES INCORPORATED                                                                             60,669
            187  BLACK & DECKER CORPORATION                                                                            16,262
             64  BLACK BOX CORPORATION                                                                                  3,306
            152  BRIGGS & STRATTON CORPORATION                                                                          4,925
          1,233  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                           7,534
          1,188  CATERPILLAR INCORPORATED                                                                              86,665
            133  CDW CORPORATION<<                                                                                      7,439
            380  DEERE & COMPANY                                                                                       32,528
          3,867  DELL INCORPORATED+                                                                                    98,144
            224  DOVER CORPORATION                                                                                     10,940
            306  EATON CORPORATION                                                                                     22,503
          4,312  EMC CORPORATION+                                                                                      55,194
            317  EMULEX CORPORATION+                                                                                    5,617
            708  ENTEGRIS INCORPORATED+                                                                                 6,853
            141  FLOWSERVE CORPORATION+                                                                                 7,498
            289  GARDNER DENVER INCORPORATED+                                                                          21,808
          1,178  GATEWAY INCORPORATED+                                                                                  2,026
            350  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                  14,332
            559  GRANT PRIDECO INCORPORATED+                                                                           26,854
          4,752  HEWLETT-PACKARD COMPANY                                                                              153,870
            727  HITACHI LIMITED ADR                                                                                   49,414
          2,590  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                          206,941
            348  JOY GLOBAL INCORPORATED                                                                               18,702

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - (CONTINUED)
            238  LEXMARK INTERNATIONAL INCORPORATED+                                                          $        13,625
          3,923  MAKITA CORPORATION                                                                                   122,123
            116  MODINE MANUFACTURING COMPANY                                                                           2,726
          5,259  NEC CORPORATION ADR                                                                                   31,764
            527  PALL CORPORATION                                                                                      15,857
            320  PALM INCORPORATED+<<                                                                                   5,274
            249  PITNEY BOWES INCORPORATED                                                                             10,154
            167  PROQUEST COMPANY+                                                                                      1,991
            337  SANDISK CORPORATION+                                                                                  18,963
            209  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                7,969
          1,290  SIEMENS AG ADR<<                                                                                     111,043
            476  SMITH INTERNATIONAL INCORPORATED                                                                      19,497
          2,705  SOLECTRON CORPORATION+                                                                                 9,630
            308  STANLEY WORKS                                                                                         14,953
            661  SYMBOL TECHNOLOGIES INCORPORATED                                                                       7,846
            103  TEREX CORPORATION+                                                                                     9,425
            388  TORO COMPANY                                                                                          18,729
            131  WATSCO INCORPORATED                                                                                    7,337
            531  WESTERN DIGITAL CORPORATION+                                                                          10,806

                                                                                                                    1,593,803
                                                                                                              ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.11%
            396  AON CORPORATION                                                                                       14,117
            287  HILB, ROGAL & HAMILTON COMPANY                                                                        11,167
            397  HUMANA INCORPORATED+                                                                                  20,100
            884  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                             24,779
            269  NATIONAL FINANCIAL PARTNERS CORPORATION                                                               12,065
            774  UNUMPROVIDENT CORPORATION                                                                             13,901

                                                                                                                       96,129
                                                                                                              ---------------

INSURANCE CARRIERS - 1.59%
            865  AEGON NV ADR                                                                                          14,437
          1,060  AETNA INCORPORATED                                                                                    40,768
            838  AFLAC INCORPORATED                                                                                    39,218
          1,122  ALLSTATE CORPORATION                                                                                  61,721
            302  AMBAC FINANCIAL GROUP INCORPORATED                                                                    24,205
          3,624  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            220,339
            266  AMERIGROUP CORPORATION+                                                                                7,634
          2,016  AXA ADR<<                                                                                             70,056
            329  CENTENE CORPORATION+                                                                                   8,570
            726  CHUBB CORPORATION<<                                                                                   36,685
            189  CIGNA CORPORATION                                                                                     17,528
            572  CINCINNATI FINANCIAL CORPORATION                                                                      26,221
            555  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                        48,807
            216  HEALTH NET INCORPORATED+                                                                               9,292
          1,825  ING GROUP NV ADR                                                                                      71,558
            327  KANSAS CITY LIFE INSURANCE COMPANY                                                                    14,970
             87  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                               5,822
            178  LINCOLN NATIONAL CORPORATION                                                                          10,000
          1,062  LOEWS CORPORATION                                                                                     36,087
             41  MARKEL CORPORATION+                                                                                   13,848
            362  MBIA INCORPORATED                                                                                     20,681
            474  METLIFE INCORPORATED<<                                                                                24,397
            257  MGIC INVESTMENT CORPORATION                                                                           16,929
            989  MILLEA HOLDINGS INCORPORATED                                                                          87,981
          1,018  PHOENIX COMPANIES INCORPORATED                                                                        14,435
            673  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                36,779
            216  PROASSURANCE CORPORATION+                                                                             10,197
          1,356  PROGRESSIVE CORPORATION                                                                               37,087
            855  PRUDENTIAL FINANCIAL INCORPORATED                                                                     65,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS - (CONTINUED)
            398  SAFECO CORPORATION                                                                           $        22,037
          1,245  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                             54,805
            270  THE HANOVER INSURANCE GROUP INCORPORATED                                                              12,785
             86  TORCHMARK CORPORATION                                                                                  5,064
          2,195  UNITEDHEALTH GROUP INCORPORATED                                                                       96,492
          1,022  WELLPOINT INCORPORATED+                                                                               73,155

                                                                                                                    1,355,698
                                                                                                              ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
            296  CORRECTIONS CORPORATION OF AMERICA+                                                                   15,140
                                                                                                              ---------------

LEATHER & LEATHER PRODUCTS - 0.03%
            830  COACH INCORPORATED+                                                                                   24,136
                                                                                                              ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.01%
            264  LAIDLAW INTERNATIONAL INCORPORATED                                                                     6,653
                                                                                                              ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.00%
            174  CHAMPION ENTERPRISES INCORPORATED+                                                                     2,071
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.88%
            164  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                7,432
            165  AFFYMETRIX INCORPORATED+                                                                               4,539
            879  AGILENT TECHNOLOGIES INCORPORATED+                                                                    30,668
            379  ALIGN TECHNOLOGY INCORPORATED+                                                                         2,801
            232  ALLERGAN INCORPORATED                                                                                 21,998
            500  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                        9,885
            119  ANALOGIC CORPORATION                                                                                   6,798
            533  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                          15,777
            130  BAUSCH & LOMB INCORPORATED                                                                             6,390
          1,022  BAXTER INTERNATIONAL INCORPORATED                                                                     38,529
            347  BECTON DICKINSON & COMPANY                                                                            20,969
            553  BIOMET INCORPORATED                                                                                   19,471
          1,999  BOSTON SCIENTIFIC CORPORATION+                                                                        41,339
            261  C.R. BARD INCORPORATED                                                                                19,317
            369  CONMED CORPORATION+                                                                                    7,173
             84  COOPER COMPANIES INCORPORATED                                                                          3,977
            122  CYBERONICS INCORPORATED+                                                                               3,049
            434  DANAHER CORPORATION<<                                                                                 27,824
             72  DRS TECHNOLOGIES INCORPORATED                                                                          3,835
            573  EASTMAN KODAK COMPANY                                                                                 13,815
            336  ESCO TECHNOLOGIES INCORPORATED+                                                                       17,237
            328  FLIR SYSTEMS INCORPORATED+<<                                                                           8,374
            286  INTEGRA LIFESCIENCES HOLDINGS+                                                                        10,994
          1,852  MEDTRONIC INCORPORATED                                                                                93,507
            100  MENTOR CORPORATION                                                                                     4,039
             75  MILLIPORE CORPORATION+                                                                                 5,205
            192  POLYMEDICA CORPORATION                                                                                 7,371
            818  RAYTHEON COMPANY                                                                                      37,505
            302  RESMED INCORPORATED+<<                                                                                13,729
            361  RICOH COMPANY LIMITED ADR                                                                             35,649
            379  ROCKWELL AUTOMATION INCORPORATED                                                                      25,878
            642  ST. JUDE MEDICAL INCORPORATED+                                                                        21,892
            543  STRYKER CORPORATION                                                                                   23,838
             95  TECHNE CORPORATION+                                                                                    5,195
            504  TERADYNE INCORPORATED+                                                                                 7,847
            429  THERMO ELECTRON CORPORATION+                                                                          15,761
            360  TRIMBLE NAVIGATION LIMITED+                                                                           16,538
            157  VARIAN INCORPORATED+                                                                                   6,910
            463  VIASYS HEALTHCARE INCORPORATED+                                                                       11,663
            292  WATERS CORPORATION+                                                                                   12,162

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - (CONTINUED)
            256  WRIGHT MEDICAL GROUP INCORPORATED+                                                           $         5,786
            166  X-RITE INCORPORATED                                                                                    1,939
          1,820  XEROX CORPORATION+<<                                                                                  24,989
            441  ZIMMER HOLDINGS INCORPORATED+                                                                         26,703

                                                                                                                      746,297
                                                                                                              ---------------

MEDICAL MANAGEMENT SERVICES - 0.02%
            246  COVENTRY HEALTH CARE INCORPORATED+                                                                    12,854
                                                                                                              ---------------

MEMBERSHIP ORGANIZATIONS - 0.08%
          1,694  SCOTTISH POWER PLC ADR                                                                                70,826
                                                                                                              ---------------

METAL MINING - 0.26%
            123  CLEVELAND CLIFFS INCORPORATED                                                                          9,055
            957  NEWMONT MINING CORPORATION                                                                            49,907
            362  PHELPS DODGE CORPORATION                                                                              31,020
            565  RIO TINTO PLC ADR                                                                                    125,430
            494  STILLWATER MINING COMPANY+                                                                             6,783

                                                                                                                      222,195
                                                                                                              ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
            285  VULCAN MATERIALS COMPANY                                                                              22,244
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.39%
            483  ACCO BRANDS CORPORATION+<<                                                                            10,993
            476  HASBRO INCORPORATED                                                                                    8,825
          4,563  JOHNSON & JOHNSON                                                                                    274,784
          1,020  MATTEL INCORPORATED                                                                                   17,146
            291  TIFFANY & COMPANY<<                                                                                    9,950
            361  YANKEE CANDLE COMPANY INCORPORATED                                                                     9,848

                                                                                                                      331,546
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 0.34%
            471  AMAZON.COM INCORPORATED+                                                                              16,301
            298  CASH AMERICA INTERNATIONAL INCORPORATED                                                                9,169
            869  COSTCO WHOLESALE CORPORATION                                                                          45,996
          1,414  CVS CORPORATION                                                                                       39,451
            296  DILLARDS INCORPORATED CLASS A                                                                          8,057
            111  GSI COMMERCE INCORPORATED+<<                                                                           1,748
            114  LONGS DRUG STORES CORPORATION                                                                          5,249
            373  MICHAELS STORES INCORPORATED                                                                          14,499
            636  OFFICE DEPOT INCORPORATED+                                                                            26,439
            391  PETSMART INCORPORATED                                                                                 10,432
            154  PRICELINE.COM INCORPORATED+<<                                                                          4,789
          1,473  STAPLES INCORPORATED                                                                                  34,601
          1,579  WALGREEN COMPANY                                                                                      64,107
             10  WORLD FUEL SERVICES CORPORATION                                                                          499
            206  ZALE CORPORATION+                                                                                      4,837

                                                                                                                      286,174
                                                                                                              ---------------

MISCELLANEOUS SERVICES - 0.07%
          2,593  ADECCO SA ADR                                                                                         41,877
            216  D&B CORPORATION+                                                                                      15,740

                                                                                                                       57,617
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
MOTION PICTURES - 0.36%
            317  MACROVISION CORPORATION+                                                                     $         7,145
          3,546  NEWS CORPORATION CLASS A                                                                              67,622
          7,473  TIME WARNER INCORPORATED                                                                             128,610
          3,443  WALT DISNEY COMPANY<<                                                                                105,012

                                                                                                                      308,389
                                                                                                              ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.13%
            199  FORWARD AIR CORPORATION                                                                                7,447
            312  LANDSTAR SYSTEM INCORPORATED<<                                                                        13,787
          1,022  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                            82,322
             73  YRC WORLDWIDE INCORPORATED+<<                                                                          2,879

                                                                                                                      106,435
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.67%
          1,754  AMERICAN EXPRESS COMPANY                                                                              95,347
            407  AMERICREDIT CORPORATION+                                                                              11,819
            779  APOLLO INVESTMENT CORPORATION                                                                         14,832
            485  CAPITAL ONE FINANCIAL CORPORATION                                                                     40,143
            993  CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                         17,864
            441  CIT GROUP INCORPORATED                                                                                22,667
            984  COUNTRYWIDE FINANCIAL CORPORATION                                                                     37,668
          1,589  FANNIE MAE                                                                                            79,053
            445  FINANCIAL FEDERAL CORPORATION<<                                                                       12,447
            999  FREDDIE MAC                                                                                           59,980
            919  ORIX CORPORATION ADR                                                                                 132,796
            786  SLM CORPORATION                                                                                       42,255
             57  WORLD ACCEPTANCE CORPORATION+                                                                          1,834

                                                                                                                      568,705
                                                                                                              ---------------

OIL & GAS EXTRACTION - 1.13%
            882  ANADARKO PETROLEUM CORPORATION                                                                        43,809
            596  APACHE CORPORATION                                                                                    38,668
            126  ATWOOD OCEANICS INCORPORATED+                                                                          6,145
          2,731  BHP BILLITON LIMITED ADR<<                                                                           118,198
            636  BJ SERVICES COMPANY                                                                                   23,309
            326  CIMAREX ENERGY COMPANY                                                                                13,223
            548  DENBURY RESOURCES INCORPORATED+                                                                       17,317
            948  DEVON ENERGY CORPORATION                                                                              54,377
          1,730  ENI SPA ADR<<                                                                                        104,717
            783  HALLIBURTON COMPANY                                                                                   58,404
            339  HANOVER COMPRESSOR COMPANY+<<                                                                          6,092
            247  KERR-MCGEE CORPORATION                                                                                26,392
            653  OCCIDENTAL PETROLEUM CORPORATION                                                                      64,706
            172  OCEANEERING INTERNATIONAL INCORPORATED+                                                               12,900
            570  PATTERSON-UTI ENERGY INCORPORATED<<                                                                   17,043
            420  PIONEER NATURAL RESOURCES COMPANY                                                                     17,140
            513  PLAINS EXPLORATION & PRODUCTION COMPANY+                                                              18,314
          2,581  REPSOL YPF SA ADR<<                                                                                   72,397
            364  ROWAN COMPANIES INCORPORATED                                                                          14,494
            582  SOUTHWESTERN ENERGY COMPANY+                                                                          18,799
             70  STONE ENERGY CORPORATION+                                                                              3,490
          2,160  TOTAL SA ADR                                                                                         140,854
            394  UNIT CORPORATION+                                                                                     23,608
            318  VERITAS DGC INCORPORATED+<<                                                                           15,019
            865  XTO ENERGY INCORPORATED                                                                               35,655

                                                                                                                      965,070
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
PAPER & ALLIED PRODUCTS - 0.29%
            239  BEMIS COMPANY INCORPORATED                                                                   $         7,266
            909  GLATFELTER                                                                                            15,889
            825  INTERNATIONAL PAPER COMPANY                                                                           28,034
            507  KIMBERLY-CLARK CORPORATION                                                                            30,760
            576  MEADWESTVACO CORPORATION                                                                              15,782
             26  NEENAH PAPER INCORPORATED                                                                                798
            219  OFFICEMAX INCORPORATED                                                                                 9,051
            496  PACTIV CORPORATION+                                                                                   12,236
            267  POTLATCH CORPORATION                                                                                  10,058
          3,254  STORA ENSO OYJ ADR                                                                                    45,556
            290  TEMPLE-INLAND INCORPORATED                                                                            12,473
          2,754  UPM-KYMMENE OYJ ADR<<                                                                                 59,018

                                                                                                                      246,921
                                                                                                              ---------------

PERSONAL SERVICES - 0.04%
            315  CINTAS CORPORATION                                                                                    13,343
            686  H & R BLOCK INCORPORATED                                                                              15,607
            158  REGIS CORPORATION                                                                                      5,479

                                                                                                                       34,429
                                                                                                              ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.81%
            238  ASHLAND INCORPORATED                                                                                  14,875
          2,625  BP PLC ADR                                                                                           185,587
          3,829  CHEVRONTEXACO CORPORATION                                                                            228,936
          2,971  CONOCOPHILLIPS                                                                                       188,035
            218  ELKCORP                                                                                                6,268
         10,200  EXXON MOBIL CORPORATION                                                                              621,282
            137  HEADWATERS INCORPORATED+<<                                                                             3,761
            193  HESS CORPORATION                                                                                      28,950
            645  MARATHON OIL CORPORATION                                                                              48,407
          1,731  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                    114,783
            368  SUNOCO INCORPORATED                                                                                   25,241
            222  TESORO PETROLEUM CORPORATION                                                                          15,120
            954  VALERO ENERGY CORPORATION                                                                             58,528

                                                                                                                    1,539,773
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES - 0.33%
          1,477  ALCOA INCORPORATED                                                                                    46,850
            293  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   18,644
            321  BELDEN CDT INCORPORATED                                                                               10,217
             94  CARPENTER TECHNOLOGY CORPORATION                                                                      10,509
            206  CHAPARRAL STEEL COMPANY+<<                                                                            12,655
            258  COMMSCOPE INCORPORATED+                                                                                7,541
            501  ENGELHARD CORPORATION                                                                                 19,504
          1,859  KUBOTA CORPORATION ADR                                                                                86,834
            134  MAVERICK TUBE CORPORATION+<<                                                                           6,459
            379  MUELLER INDUSTRIES INCORPORATED                                                                       12,374
            220  STEEL DYNAMICS INCORPORATED                                                                           12,780
            206  TEXAS INDUSTRIES INCORPORATED                                                                         10,088
            268  UNITED STATES STEEL CORPORATION<<                                                                     17,790
            507  WORTHINGTON INDUSTRIES INCORPORATED                                                                    8,634

                                                                                                                      280,879
                                                                                                              ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.39%
            502  AMERICAN GREETINGS CORPORATION CLASS A                                                                11,290
            909  BOWNE & COMPANY INCORPORATED                                                                          13,181
          1,226  CBS CORPORATION CLASS B                                                                               31,766
             12  CONSOLIDATED GRAPHICS INCORPORATED+                                                                      611

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - (CONTINUED)
            195  DOW JONES & COMPANY INCORPORATED                                                             $         6,743
            213  GANNETT COMPANY INCORPORATED                                                                          11,504
             76  KNIGHT-RIDDER INCORPORATED                                                                             4,713
            708  MCGRAW-HILL COMPANIES INCORPORATED                                                                    36,533
            158  MEREDITH CORPORATION                                                                                   7,908
            396  NEW YORK TIMES COMPANY CLASS A                                                                         9,567
          2,197  PEARSON PLC ADR                                                                                       29,879
            179  R.H. DONNELLEY CORPORATION+                                                                            9,813
          2,885  REED ELSEVIER NV ADR<<                                                                                84,184
            608  RR DONNELLEY & SONS COMPANY                                                                           19,565
            148  TRIBUNE COMPANY                                                                                        4,416
            117  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                3,392
          1,226  VIACOM INCORPORATED CLASS B+                                                                          46,282

                                                                                                                      331,347
                                                                                                              ---------------

RAILROAD TRANSPORTATION - 0.20%
            722  BURLINGTON NORTHERN SANTA FE CORPORATION                                                              55,890
            495  CSX CORPORATION                                                                                       33,125
            845  NORFOLK SOUTHERN CORPORATION                                                                          44,582
            423  UNION PACIFIC CORPORATION                                                                             39,255

                                                                                                                      172,852
                                                                                                              ---------------

REAL ESTATE - 0.03%
            143  JONES LANG LASALLE INCORPORATED                                                                       11,370
            273  NEW CENTURY FINANCIAL CORPORATION<<                                                                   12,714
            100  PHH CORPORATION+                                                                                       2,556
            283  STEWART ENTERPRISES INCORPORATED CLASS A                                                               1,610

                                                                                                                       28,250
                                                                                                              ---------------

RETAIL, TRADE & SERVICES - 0.01%
            136  MEN'S WEARHOUSE INCORPORATED                                                                           4,606
                                                                                                              ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
            645  A. SCHULMAN INCORPORATED<<                                                                            15,577
            473  COOPER TIRE & RUBBER COMPANY<<                                                                         5,383
            231  JARDEN CORPORATION+<<                                                                                  6,939
            224  SEALED AIR CORPORATION                                                                                11,552
            799  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                 10,163
            127  TREX COMPANY INCORPORATED+                                                                             3,448
            628  TUPPERWARE CORPORATION                                                                                12,918
            432  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                             14,696

                                                                                                                       80,676
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.86%
            729  AMERIPRISE FINANCIAL INCORPORATED                                                                     33,366
            207  BEAR STEARNS COMPANIES INCORPORATED                                                                   27,686
          2,078  CHARLES SCHWAB CORPORATION                                                                            34,619
             77  CHICAGO MERCANTILE EXCHANGE                                                                           33,980
          1,630  CREDIT SUISSE GROUP ADR                                                                               94,296
            375  FRANKLIN RESOURCES INCORPORATED                                                                       33,731
            635  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                  6,674
            643  GOLDMAN SACHS GROUP INCORPORATED                                                                      97,061
            146  LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                      181
            902  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                 60,082
          1,528  MERRILL LYNCH & COMPANY INCORPORATED                                                                 110,643
          1,778  MORGAN STANLEY                                                                                       106,004
          3,065  NOMURA HOLDINGS INCORPORATED ADR                                                                      60,381
            119  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                  7,532

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - (CONTINUED)
            373  T. ROWE PRICE GROUP INCORPORATED                                                             $        29,504

                                                                                                                      735,740
                                                                                                              ---------------

SOCIAL SERVICES - 0.00%
             97  BRIGHT HORIZONS FAMILY SOLUTIONS INCORPORATED+                                                         3,453
                                                                                                              ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.35%
            186  CABOT MICROELECTRONICS CORPORATION+<<                                                                  5,349
            289  CARBO CERAMICS INCORPORATED<<                                                                         14,528
          2,654  CORNING INCORPORATED+                                                                                 64,359
            540  GENTEX CORPORATION                                                                                     7,825
          1,510  HANSON PLC ADR                                                                                        92,095
          3,878  LAFARGE SA ADR<<                                                                                     116,573

                                                                                                                      300,729
                                                                                                              ---------------

TEXTILE MILL PRODUCTS - 0.02%
            342  ALBANY INTERNATIONAL CORPORATION CLASS A                                                              13,666
                                                                                                              ---------------

TOBACCO PRODUCTS - 0.31%
          3,242  ALTRIA GROUP INCORPORATED                                                                            234,559
             39  LOEWS CORPORATION - CAROLINA GROUP                                                                     1,811
             23  UNIVERSAL CORPORATION                                                                                    848
            395  UST INCORPORATED                                                                                      17,384
            639  VECTOR GROUP LIMITED                                                                                  10,729

                                                                                                                      265,331
                                                                                                              ---------------

TRANSPORTATION BY AIR - 0.35%
            584  AMR CORPORATION+                                                                                      14,401
          7,783  BAA PLC ADR                                                                                          127,073
            618  FEDEX CORPORATION                                                                                     67,529
          4,665  JAPAN AIRLINES SYSTEM ADR+                                                                            62,000
            463  JETBLUE AIRWAYS CORPORATION+<<                                                                         4,825
          1,524  SOUTHWEST AIRLINES COMPANY                                                                            24,536

                                                                                                                      300,364
                                                                                                              ---------------

TRANSPORTATION EQUIPMENT - 1.16%
            435  ARVIN INDUSTRIES INCORPORATED                                                                          7,295
          1,994  BAE SYSTEMS PLC ADR                                                                                   57,015
          1,425  BOEING COMPANY                                                                                       118,631
            288  BRUNSWICK CORPORATION                                                                                 10,348
          1,127  DAIMLERCHRYSLER AG                                                                                    59,291
          4,777  FIAT SPA ADR                                                                                          64,107
          3,160  FORD MOTOR COMPANY                                                                                    22,626
            580  GENERAL DYNAMICS CORPORATION                                                                          36,911
            666  GENERAL MOTORS CORPORATION                                                                            17,935
            365  GOODRICH CORPORATION                                                                                  15,560
             50  GROUP 1 AUTOMOTIVE INCORPORATED                                                                        3,038
            563  HARLEY-DAVIDSON INCORPORATED                                                                          28,066
          1,899  HONDA MOTOR COMPANY LIMITED ADR                                                                       62,724
          1,416  HONEYWELL INTERNATIONAL INCORPORATED                                                                  58,311
            344  ITT INDUSTRIES INCORPORATED                                                                           17,940
            329  JOHNSON CONTROLS INCORPORATED                                                                         28,021
            524  LOCKHEED MARTIN CORPORATION                                                                           37,985
            587  NORTHROP GRUMMAN CORPORATION                                                                          37,967
            356  PACCAR INCORPORATED                                                                                   27,359
             33  SEQUA CORPORATION+                                                                                     2,665
            228  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                       4,193

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT - (CONTINUED)
            294  TEXTRON INCORPORATED                                                                         $        26,733
            245  THOR INDUSTRIES INCORPORATED                                                                          11,780
          1,199  TOYOTA MOTOR CORPORATION ADR                                                                         128,749
             60  TRINITY INDUSTRIES INCORPORATED                                                                        3,740
             18  TRIUMPH GROUP INCORPORATED+                                                                              850
          1,565  UNITED TECHNOLOGIES CORPORATION                                                                       97,844

                                                                                                                      987,684
                                                                                                              ---------------

TRANSPORTATION SERVICES - 0.04%
            481  EXPEDIA INCORPORATED+                                                                                  6,835
            243  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                   23,923
            292  SABRE HOLDINGS CORPORATION                                                                             6,249

                                                                                                                       37,007
                                                                                                              ---------------

WATER TRANSPORTATION - 0.01%
            166  KIRBY CORPORATION+                                                                                    12,472
                                                                                                              ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.27%
            406  AMERISOURCEBERGEN CORPORATION                                                                         17,698
            157  BROWN-FORMAN CORPORATION CLASS B                                                                      11,979
            664  CARDINAL HEALTH INCORPORATED                                                                          44,428
            478  HANDLEMAN COMPANY                                                                                      4,073
            549  MCKESSON CORPORATION                                                                                  27,175
            542  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  29,214
            313  NIKE INCORPORATED CLASS B                                                                             25,137
            342  NU SKIN ENTERPRISES INCORPORATED CLASS A                                                               5,869
            297  SCHOOL SPECIALTY INCORPORATED+<<                                                                      10,704
             88  SUPERVALU INCORPORATED                                                                                 2,566
          1,112  SYSCO CORPORATION<<                                                                                   34,005
            130  TRACTOR SUPPLY COMPANY+                                                                                7,229
            332  UNITED NATURAL FOODS INCORPORATED+                                                                    10,989

                                                                                                                      231,066
                                                                                                              ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.49%
            305  INSIGHT ENTERPRISES INCORPORATED+                                                                      5,533
            482  KYOCERA CORPORATION ADR                                                                               40,247
          2,309  MITSUBISHI CORPORATION ADR                                                                            97,418
            371  MITSUI & COMPANY LIMITED ADR                                                                         106,470
          1,529  NISSAN MOTOR COMPANY LIMITED ADR<<                                                                    37,078
            258  OMNICARE INCORPORATED                                                                                 11,961
            426  PEP BOYS-MANNY, MOE & JACK                                                                             5,772
            431  POOL CORPORATION                                                                                      18,615
            119  RELIANCE STEEL & ALUMINUM COMPANY                                                                      9,593
          7,510  SUMITOMO MITSUI FINANCIAL                                                                             76,366
              3  VISTEON CORPORATION+                                                                                      22
             70  W.W. GRAINGER INCORPORATED                                                                             5,050

                                                                                                                      414,125
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $23,266,060)                                                                             29,996,692
                                                                                                              ---------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 64.03%

US TREASURY BILLS - 0.45%
$       384,000  US TREASURY BILL^                                                     4.65%        06/22/2006             382,958
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES - 63.58%
$    12,460,000  US TREASURY NOTE<<                                                    4.00%        06/15/2009     $    12,104,205
      2,820,000  US TREASURY NOTE<<                                                    3.38         09/15/2009           2,680,653
      3,700,000  US TREASURY NOTE<<                                                    3.50         11/15/2009           3,522,659
      1,000,000  US TREASURY NOTE                                                      3.63         01/15/2010             954,141
      3,025,000  US TREASURY NOTE<<                                                    3.50         02/15/2010           2,869,969
     12,905,000  US TREASURY NOTE<<                                                    4.00         03/15/2010          12,455,338
      4,083,000  US TREASURY NOTE<<                                                    4.13         08/15/2010           3,944,084
      9,857,000  US TREASURY NOTE<<                                                    3.88         09/15/2010           9,423,065
      1,784,000  US TREASURY NOTE<<                                                    5.00         02/15/2011           1,783,722
      4,000,000  US TREASURY NOTE                                                      4.50         02/28/2011           3,909,376
        503,000  US TREASURY NOTE                                                      4.75         03/31/2011             496,673

                                                                                                                        54,143,885
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $56,296,056)                                                                         54,526,843
                                                                                                                   ---------------

COLLATERAL INVESTED IN OTHER ASSETS - 34.90%
         25,719  ABBEY NATIONAL TREASURY SERVICE+/-++                                  5.15         01/16/2007              25,742
        381,638  AMERICAN EXPRESS BANK FSB+/-                                          5.04         01/26/2007             381,619
        240,598  AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.11         06/15/2007             240,713
        543,137  AQUIFER FUNDING LIMITED++                                             5.03         06/07/2006             542,686
        207,412  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.98         11/10/2006             207,412
        165,929  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.06         04/25/2007             165,918
        128,512  ATOMIUM FUNDING CORPORATION++                                         4.87         06/07/2006             128,406
      1,168,343  ATOMIUM FUNDING CORPORATION                                           5.06         06/15/2006           1,166,064
         56,283  ATOMIUM FUNDING CORPORATION++                                         5.08         06/19/2006              56,143
         43,971  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                      5.18         06/19/2006              43,970
        829,647  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT
                 (MATURITY VALUE $829,765)                                             5.11         06/01/2006             829,647
      2,198,566  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,198,878)                                           5.11         06/01/2006           2,198,566
         31,186  BETA FINANCE INCORPORATED SERIES MTN+/-++                             5.14         06/02/2006              31,186
      1,087,668  BHP BILLITON FINANCE USA LIMITED                                      5.05         06/12/2006           1,086,004
      2,814,908  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,815,308)                                           5.11         06/01/2006           2,814,908
        414,824  BUCKINGHAM CDO LLC                                                    5.06         07/24/2006             411,729
         82,965  BUCKINGHAM CDO LLC++                                                  5.07         06/26/2006              82,675
        207,412  CAIRN HIGH GRADE I LLC++                                              5.04         06/14/2006             207,036
        182,522  CAIRN HIGH GRADE I LLC++                                              5.04         06/15/2006             182,167
        182,522  CAIRN HIGH GRADE I LLC                                                5.09         06/27/2006             181,860
          5,808  CAIRN HIGH GRADE I LLC                                                5.15         07/11/2006               5,775
        120,299  CAIRN HIGH GRADE I LLC++                                              4.97         06/09/2006             120,165
        331,859  CAIRN HIGH GRADE I LLC                                                5.02         06/01/2006             331,859
        365,045  CAIRN HIGH GRADE I LLC                                                5.04         06/12/2006             364,486
         16,593  CC USA INCORPORATED+/-++                                              5.07         07/14/2006              16,593
        312,678  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/21/2006             311,808
        330,614  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/22/2006             329,649
         56,814  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.97         06/26/2006              56,616
        255,863  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.98         06/05/2006             255,720
        100,736  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.00         06/02/2006             100,722
         60,050  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.06         06/09/2006              59,983
         24,450  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.07         06/19/2006              24,389
        340,155  CEDAR SPRINGS CAPITAL COMPANY LLC                                     5.09         06/23/2006             339,111
        179,204  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       5.05         06/13/2006             179,204
         22,815  CREDIT SUISSE FIRST BOSTON+/-                                         5.21         06/19/2006              22,815
         62,224  CULLINAN FINANCE CORPORATION++                                        5.07         06/02/2006              62,215
        837,521  DEER VALLEY FUNDING LLC++                                             5.04         06/26/2006             834,598
        642,114  DEER VALLEY FUNDING LLC                                               5.08         06/27/2006             639,783
         26,964  DNB NOR BANK ASA                                                      5.08         07/05/2006              26,835
         10,371  EUREKA SECURITIZATION INCORPORATED++                                  5.06         06/23/2006              10,339
          3,119  FALCON ASSET SECURITIZATION CORPORATION                               4.91         06/15/2006               3,113

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       829,647  FCAR OWNER TRUST SERIES II                                            5.04%        06/22/2006     $       827,225
          8,296  FCAR OWNER TRUST SERIES II                                            5.29         10/03/2006               8,150
        414,824  FIVE FINANCE INCORPORATED+/-++                                        5.12         01/25/2007             414,985
         27,636  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.20         08/15/2006              27,342
        829,647  FOX TROT CDO LIMITED                                                  5.06         06/26/2006             826,752
         99,641  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN+/-                    5.06         09/18/2006              99,682
        132,744  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.16         06/16/2006             132,744
        227,240  GEORGE STREET FINANCE LLC++                                           5.03         06/08/2006             227,020
        423,120  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.16         06/30/2006             423,120
        207,412  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.21         08/16/2006             207,412
         13,482  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.34         08/18/2006              13,486
          7,425  GRAMPIAN FUNDING LIMITED                                              4.85         07/03/2006               7,392
         99,558  HARRIER FINANCE FUNDING LLC                                           5.04         06/29/2006              99,169
         60,564  HBOS TREASURY SERVICES PLC+/-++                                       4.98         06/30/2006              60,557
        696,904  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.22         06/06/2006             696,904
      1,244,471  JPM CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $1,244,648)                                           5.11         06/01/2006           1,244,471
         41,574  K2 USA LLC SERIES MTN+/-++                                            5.13         07/24/2006              41,578
        530,974  KAUPTHING BANK HF+/-++                                                5.14         03/20/2007             530,295
         30,332  KLIO FUNDING CORPORATION++                                            5.06         06/22/2006              30,243
         15,033  KLIO FUNDING CORPORATION++                                            5.14         07/26/2006              14,917
        131,250  KLIO II FUNDING CORPORATION++                                         4.98         06/30/2006             130,720
         16,593  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.98         06/02/2006              16,593
        562,219  LEXINGTON PARKER CAPITAL CORPORATION++                                5.07         06/02/2006             562,140
        290,377  LIQUID FUNDING LIMITED+/-++                                           4.99         12/01/2006             290,377
        224,005  LIQUID FUNDING LIMITED+/-++                                           5.06         08/14/2006             224,005
        414,824  LIQUID FUNDING LIMITED++                                              5.09         06/30/2006             413,148
         45,631  MERRILL LYNCH & COMPANY+/-                                            5.09         06/06/2006              45,631
        580,753  MORGAN STANLEY+/-                                                     5.13         10/10/2006             580,753
        414,824  MORGAN STANLEY+/-                                                     5.13         10/30/2006             414,824
        127,558  MORGAN STANLEY SERIES EXL+/-                                          5.11         05/15/2007             127,591
         12,445  NATIONWIDE BUILDING SOCIETY+/-++                                      5.20         07/21/2006              12,446
         21,463  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.57         06/15/2006              21,421
         17,713  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             5.06         06/19/2006              17,669
         69,441  NORTH SEA FUNDING LLC                                                 4.97         06/21/2006              69,248
         92,713  OLD LINE FUNDING CORPORATION++                                        5.02         06/15/2006              92,532
          5,293  PERRY GLOBAL FUNDING LLC                                              4.80         06/12/2006               5,285
         25,147  PERRY GLOBAL FUNDING LLC SERIES A                                     5.07         06/23/2006              25,069
          7,467  PERRY GLOBAL FUNDING LLC SERIES A++                                   5.17         08/10/2006               7,393
        381,264  RACERS TRUST 2004-6-MM+/-++                                           5.10         05/22/2006             381,337
         38,537  REGENCY MARKETS #1 LLC                                                5.05         06/13/2006              38,473
        414,824  REGENCY MARKETS #1 LLC++                                              5.05         06/15/2006             414,015
        207,412  ROYAL BANK OF SCOTLAND PLC+/-++                                       5.22         11/24/2006             207,497
         26,258  ROYAL BANK OF SCOTLAND PLC+/-                                         5.22         11/24/2006              26,269
        207,412  SEDNA FINANCE INCORPORATED+/-++                                       4.83         12/08/2006             207,435
        165,929  SLM CORPORATION+/-++                                                  5.08         05/04/2007             165,916
        103,930  TANGO FINANCE CORPORATION SERIES MTN+/-++                             5.13         10/25/2006             103,960
        518,330  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                       4.91         06/26/2006             516,522
          7,907  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                     4.93         06/06/2006               7,901
         72,503  THUNDER BAY FUNDING INCORPORATED++                                    5.13         07/07/2006              72,137
         10,039  TICONDEROGA FUNDING LLC                                               5.07         06/01/2006              10,039
        995,577  TIERRA ALTA FUNDING I LIMITED                                         5.04         06/15/2006             993,635
        829,647  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.26         07/11/2006             829,647
        159,450  TRAVELERS INSURANCE COMPANY+/-                                        5.15         02/09/2007             159,447
        414,824  UNICREDITO ITALIANO NEW YORK SERIES+/-                                4.92         06/30/2006             414,699
        207,412  UNICREDITO ITALIANO SERIES LIB+/-++                                   5.09         03/09/2007             207,424
        207,412  VERSAILLES CDS LLC                                                    5.02         06/26/2006             206,688
        126,936  VERSAILLES CDS LLC                                                    5.05         06/27/2006             126,475
         17,423  VERSAILLES CDS LLC++                                                  5.05         06/28/2006              17,357
        207,412  VERSAILLES CDS LLC                                                    5.07         06/21/2006             206,835
        101,034  WHISTLEJACKET CAPITAL LIMITED                                         5.03         06/26/2006             100,682
          9,914  WHITE PINE FINANCE LLC                                                5.14         08/04/2006               9,824
        215,708  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               5.07         06/12/2006             215,710

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK TODAY FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$         5,841  YORKTOWN CAPITAL LLC                                                  5.16%        07/06/2006     $         5,812
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,716,254)                                                              29,716,254
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $109,278,370)*                                    134.16%                                                    $   114,239,789

OTHER ASSETS AND LIABILITIES, NET                       (34.16)                                                        (29,086,959)
                                                       -------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $    85,152,830
                                                       -------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                        VALUE
COMMON STOCKS - 44.65%

AMUSEMENT & RECREATION SERVICES - 0.10%
          1,085  BALLY TECHNOLOGIES INCORPORATED+<<                                                              $        16,687
            318  CHURCHILL DOWNS INCORPORATED                                                                             13,210
          1,195  HARRAH'S ENTERTAINMENT INCORPORATED                                                                      90,868
          2,054  INTERNATIONAL GAME TECHNOLOGY                                                                            76,470
            731  WESTWOOD ONE INCORPORATED                                                                                 5,863

                                                                                                                         203,098
                                                                                                                 ---------------

APPAREL & ACCESSORY STORES - 0.22%
            727  ABERCROMBIE & FITCH COMPANY CLASS A                                                                      42,057
            769  AEROPOSTALE INCORPORATED+                                                                                19,025
          1,796  CHARMING SHOPPES INCORPORATED+<<                                                                         20,007
          1,350  CHICO'S FAS INCORPORATED+                                                                                40,460
          3,642  GAP INCORPORATED                                                                                         66,284
          1,542  KOHL'S CORPORATION+                                                                                      82,790
          2,426  LIMITED BRANDS                                                                                           65,890
          1,554  NORDSTROM INCORPORATED                                                                                   57,234
          1,286  ROSS STORES INCORPORATED                                                                                 36,330
            848  THE CATO CORPORATION CLASS A                                                                             20,004

                                                                                                                         450,081
                                                                                                                 ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.27%
          5,331  BENETTON GROUP SPA ADR                                                                                  158,597
            506  JONES APPAREL GROUP INCORPORATED                                                                         16,415
            641  LIZ CLAIBORNE INCORPORATED                                                                               24,788
          2,170  QUIKSILVER INCORPORATED+<<                                                                               27,038
            537  VF CORPORATION                                                                                           33,793
          3,686  WACOAL CORPORATION ADR                                                                                  272,838
            901  WARNACO GROUP INCORPORATED+                                                                              16,209

                                                                                                                         549,678
                                                                                                                 ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
            283  AUTOZONE INCORPORATED+                                                                                   25,677
            914  CARMAX INCORPORATED+                                                                                     29,074
            850  COPART INCORPORATED+                                                                                     23,324
            899  O'REILLY AUTOMOTIVE INCORPORATED+                                                                        28,489

                                                                                                                         106,564
                                                                                                                 ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.31%
            485  BEAZER HOMES USA INCORPORATED                                                                            24,129
            815  CENTEX CORPORATION                                                                                       38,867
          1,754  D.R. HORTON INCORPORATED                                                                                 46,236
            945  LENNAR CORPORATION CLASS A                                                                               45,275
             45  NVR INCORPORATED+<<                                                                                      27,405
          1,479  PULTE HOMES INCORPORATED<<                                                                               48,023
         27,770  SEKISUI HOUSE LIMITED                                                                                   390,132
            624  STANDARD-PACIFIC CORPORATION                                                                             18,764

                                                                                                                         638,831
                                                                                                                 ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.36%
          1,028  FASTENAL COMPANY                                                                                         44,204
         10,759  HOME DEPOT INCORPORATED                                                                                 410,133
          3,975  LOWE'S COMPANIES INCORPORATED                                                                           247,563

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
            822  SHERWIN-WILLIAMS COMPANY                                                                        $        39,760

                                                                                                                         741,660
                                                                                                                 ---------------

BUSINESS SERVICES - 2.46%
            802  AARON RENTS INCORPORATED                                                                                 21,654
          2,834  ADOBE SYSTEMS INCORPORATED+                                                                              81,137
            876  ADVO INCORPORATED                                                                                        23,363
            537  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                       26,807
          1,488  AKAMAI TECHNOLOGIES INCORPORATED+                                                                        46,560
            600  ANSYS INCORPORATED+                                                                                      30,264
            537  ARBITRON INCORPORATED<<                                                                                  21,405
          1,580  AUTODESK INCORPORATED+<<                                                                                 57,496
          2,579  AUTOMATIC DATA PROCESSING INCORPORATED                                                                  117,267
            543  AVOCENT CORPORATION+                                                                                     12,348
          2,869  BEA SYSTEMS INCORPORATED+                                                                                38,904
          2,150  BISYS GROUP INCORPORATED+                                                                                31,712
            432  BLUE COAT SYSTEMS INCORPORATED+                                                                           6,860
          1,512  BMC SOFTWARE INCORPORATED+                                                                               30,467
          2,856  CA INCORPORATED                                                                                          62,061
            405  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                 24,673
          2,234  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                     40,301
          6,053  CENDANT CORPORATION                                                                                      97,877
            728  CERNER CORPORATION+<<                                                                                    27,649
          1,066  CHECKFREE CORPORATION+                                                                                   53,225
            563  CHOICEPOINT INCORPORATED+<<                                                                              25,059
          1,235  CITRIX SYSTEMS INCORPORATED+                                                                             46,411
          2,550  CNET NETWORKS INCORPORATED+                                                                              22,338
            814  COGNEX CORPORATION                                                                                       20,440
          1,017  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                      60,003
          1,073  COMPUTER SCIENCES CORPORATION+                                                                           60,356
          3,730  COMPUWARE CORPORATION+                                                                                   27,453
          1,644  CONVERGYS CORPORATION+                                                                                   30,644
            705  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                  16,412
            844  DIGITAL INSIGHT CORPORATION+                                                                             27,303
            643  DIGITAL RIVER INCORPORATED+                                                                              28,266
            493  DST SYSTEMS INCORPORATED+                                                                                28,988
          6,196  EBAY INCORPORATED+                                                                                      203,291
          1,718  ELECTRONIC ARTS INCORPORATED+                                                                            72,276
          3,314  ELECTRONIC DATA SYSTEMS CORPORATION                                                                      81,259
            855  ELECTRONICS FOR IMAGING INCORPORATED+                                                                    20,033
            876  EQUIFAX INCORPORATED                                                                                     31,606
            510  F5 NETWORKS INCORPORATED+<<                                                                              24,745
            447  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                    20,075
            728  FAIR ISAAC CORPORATION<<                                                                                 25,895
            601  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                      22,081
            554  FILENET CORPORATION+<<                                                                                   14,432
          3,911  FIRST DATA CORPORATION                                                                                  180,336
            999  FISERV INCORPORATED+                                                                                     43,107
            846  HYPERION SOLUTIONS CORPORATION+                                                                          24,289
          1,450  IMS HEALTH INCORPORATED                                                                                  39,121
            665  INFOSPACE INCORPORATED+                                                                                  15,076
            459  INTERGRAPH CORPORATION+                                                                                  16,317
          1,647  INTERNET CAPITAL GROUP INCORPORATED+                                                                     14,197
          3,307  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                           31,516
            934  INTUIT INCORPORATED+                                                                                     51,641
          3,179  JUNIPER NETWORKS INCORPORATED+                                                                           50,641
            327  KRONOS INCORPORATED+                                                                                     13,080
            710  LAMAR ADVERTISING COMPANY CLASS A+<<                                                                     38,709
            749  MANPOWER INCORPORATED                                                                                    49,307
          1,199  MCAFEE INCORPORATED+                                                                                     28,356
         45,772  MICROSOFT CORPORATION                                                                                 1,036,736
            934  MONSTER WORLDWIDE INCORPORATED+                                                                          45,645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
BUSINESS SERVICES (continued)
          1,409  MPS GROUP INCORPORATED+                                                                         $        21,191
          1,057  NCR CORPORATION+                                                                                         41,308
          3,177  NOVELL INCORPORATED+<<                                                                                   24,558
            858  OMNICOM GROUP INCORPORATED                                                                               81,604
         19,771  ORACLE CORPORATION+                                                                                     281,144
          1,344  RED HAT INCORPORATED+<<                                                                                  35,240
          6,597  RENTOKIL INITIAL PLC ADR                                                                                 89,501
            997  REUTERS GROUP PLC ADR                                                                                    42,313
          1,302  ROBERT HALF INTERNATIONAL INCORPORATED                                                                   53,434
            763  SAFENET INCORPORATED+<<                                                                                  12,681
          3,052  SAP AG ADR<<                                                                                            160,627
            598  SRA INTERNATIONAL INCORPORATED CLASS A+                                                                  18,813
         20,654  SUN MICROSYSTEMS INCORPORATED+                                                                           96,248
          6,130  SYMANTEC CORPORATION+                                                                                    95,628
          1,268  SYNOPSYS INCORPORATED+                                                                                   25,905
          1,071  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                            17,447
            641  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                     25,037
            174  TRAVELZOO INCORPORATED+                                                                                   5,182
          1,795  UNISYS CORPORATION+                                                                                      11,811
          1,991  UNITED ONLINE INCORPORATED<<                                                                             23,733
            706  UNITED RENTALS INCORPORATED+<<                                                                           23,001
            854  USA MOBILITY INCORPORATED+                                                                               17,328
          2,344  VALUECLICK INCORPORATED+<<                                                                               36,941
          1,911  VERISIGN INCORPORATED+                                                                                   42,902
            750  WEBSENSE INCORPORATED+<<                                                                                 16,613
          1,205  WIND RIVER SYSTEMS INCORPORATED+                                                                         11,387
          1,708  WPP GROUP PLC ADR                                                                                       105,213
          7,102  YAHOO! INCORPORATED+<<                                                                                  224,352

                                                                                                                       5,080,612
                                                                                                                 ---------------

CHEMICALS & ALLIED PRODUCTS - 4.05%
          7,735  ABBOTT LABORATORIES                                                                                     330,284
          1,176  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                    76,264
          2,966  AKZO NOBEL NV ADR                                                                                       159,956
            543  ALBERTO-CULVER COMPANY CLASS B                                                                           25,255
          1,147  ALKERMES INCORPORATED+<<                                                                                 22,734
          6,328  AMGEN INCORPORATED+                                                                                     427,709
            735  ANDRX CORPORATION+                                                                                       17,170
            143  ARKEMA INCORPORATED ADR+                                                                                  5,143
          3,231  ASTRAZENECA PLC ADR<<                                                                                   171,049
            666  AVERY DENNISON CORPORATION                                                                               39,554
          2,760  AVON PRODUCTS INCORPORATED                                                                               87,492
          2,997  BASF AG ADR                                                                                             243,956
          3,454  BAYER AG ADR                                                                                            155,154
          1,876  BIOGEN IDEC INCORPORATED+                                                                                87,478
          9,651  BRISTOL-MYERS SQUIBB COMPANY<<                                                                          236,932
            510  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                   20,420
          2,694  CHEMTURA CORPORATION                                                                                     26,482
            844  CLOROX COMPANY<<                                                                                         53,332
          2,689  COLGATE-PALMOLIVE COMPANY                                                                               162,254
          4,785  DOW CHEMICAL COMPANY                                                                                    190,778
          4,775  E.I. DU PONT DE NEMOURS & COMPANY                                                                       203,081
            443  EASTMAN CHEMICAL COMPANY                                                                                 24,976
          1,391  ECOLAB INCORPORATED                                                                                      53,846
          4,679  ELI LILLY & COMPANY                                                                                     241,624
            406  FMC CORPORATION                                                                                          26,215
          1,743  FOREST LABORATORIES INCORPORATED+                                                                        65,328
          2,535  GENENTECH INCORPORATED+                                                                                 210,304
          1,379  GENZYME CORPORATION+                                                                                     82,050
          2,458  GILEAD SCIENCES INCORPORATED+                                                                           140,917
          5,688  GLAXOSMITHKLINE PLC ADR                                                                                 314,546
          1,036  HOSPIRA INCORPORATED+                                                                                    46,423

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
            479  IMCLONE SYSTEMS INCORPORATED+                                                                   $        19,160
          1,356  IMMUCOR INCORPORATED+                                                                                    24,666
            727  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                          25,874
            378  INVITROGEN CORPORATION+<<                                                                                24,094
            270  K-V PHARMACEUTICAL COMPANY CLASS A+                                                                       5,476
          1,610  KING PHARMACEUTICALS INCORPORATED+                                                                       28,626
            252  MARTEK BIOSCIENCES CORPORATION+                                                                           6,388
          1,178  MEDAREX INCORPORATED+<<                                                                                  12,086
            802  MEDICINES COMPANY+                                                                                       14,837
          1,706  MEDIMMUNE INCORPORATED+                                                                                  54,285
         11,023  MERCK & COMPANY INCORPORATED                                                                            366,956
          1,027  MGI PHARMA INCORPORATED+<<                                                                               18,496
          2,446  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                 20,938
          1,725  MONSANTO COMPANY                                                                                        145,176
          1,842  MOSAIC COMPANY+<<                                                                                        28,661
          1,711  MYLAN LABORATORIES INCORPORATED                                                                          35,777
          6,609  NOVARTIS AG ADR                                                                                         366,667
            278  NOVEN PHARMACEUTICALS INCORPORATED+                                                                       4,871
          1,394  NOVO NORDISK A/S ADR                                                                                     86,637
            496  OSI PHARMACEUTICALS INCORPORATED+<<                                                                      14,196
            465  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                               10,672
            896  PDL BIOPHARMA INCORPORATED+                                                                              18,144
          1,097  PERRIGO COMPANY                                                                                          18,452
         37,415  PFIZER INCORPORATED                                                                                     885,239
            875  PPG INDUSTRIES INCORPORATED                                                                              56,297
          1,988  PRAXAIR INCORPORATED                                                                                    104,768
         15,862  PROCTER & GAMBLE COMPANY                                                                                860,513
          2,738  ROCHE HOLDING AG ADR                                                                                    213,744
          1,146  ROHM & HAAS COMPANY                                                                                      57,770
            943  SALIX PHARMACEUTICALS LIMITED+                                                                           11,391
          3,601  SANOFI-AVENTIS ADR                                                                                      170,219
          7,919  SCHERING-PLOUGH CORPORATION                                                                             150,936
            659  SEPRACOR INCORPORATED+                                                                                   34,116
          8,572  SHISEIDO COMPANY LIMITED ADR                                                                            152,921
            378  SIGMA-ALDRICH CORPORATION                                                                                26,241
            132  TRONOX INCORPORATED CLASS B                                                                               1,707
          1,075  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                   37,087
          6,782  WYETH                                                                                                   310,209

                                                                                                                       8,372,999
                                                                                                                 ---------------

COAL MINING - 0.06%
            826  CONSOL ENERGY INCORPORATED<<                                                                             72,894
            803  MASSEY ENERGY COMPANY                                                                                    29,968
            380  PENN VIRGINIA CORPORATION<<                                                                              25,802

                                                                                                                         128,664
                                                                                                                 ---------------

COMMUNICATIONS - 2.08%
          2,109  ALLTEL CORPORATION                                                                                      130,442
          2,585  AMERICAN TOWER CORPORATION CLASS A+                                                                      80,057
         21,101  AT&T INCORPORATED<<                                                                                     549,892
          2,926  AVAYA INCORPORATED+                                                                                      34,556
          9,987  BELLSOUTH CORPORATION                                                                                   337,261
          1,016  BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                 40,599
          1,944  BT GROUP PLC ADR                                                                                         86,236
          1,514  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                              29,765
          1,205  CENTURYTEL INCORPORATED                                                                                  43,079
          2,900  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                89,320
         11,193  COMCAST CORPORATION CLASS A+                                                                            359,631
          2,195  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                  69,735
          5,005  DEUTSCHE TELEKOM AG ADR<<                                                                                81,331

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
COMMUNICATIONS (continued)
          4,232  DIRECTV GROUP INCORPORATED+                                                                     $        74,314
          1,707  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                             51,091
            737  EMBARQ CORPORATION+                                                                                      30,727
            611  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                 9,813
            306  EQUINIX INCORPORATED+                                                                                    17,834
          1,770  FOUNDRY NETWORKS INCORPORATED+                                                                           22,762
          2,746  FRANCE TELECOM SA ADR                                                                                    63,405
            791  GOLDEN TELECOM INCORPORATED                                                                              19,909
          2,497  GRAY TELEVISION INCORPORATED                                                                             16,530
          1,668  IAC INTERACTIVECORP+<<                                                                                   43,084
          1,645  LAGARDERE SCA ADR                                                                                       130,157
          3,429  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                     78,627
            806  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                      64,106
          4,028  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                  72,347
            362  LIVE NATION INCORPORATED+                                                                                 8,254
          1,585  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                  45,014
          2,587  NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR<<                                                           63,925
          2,597  NTT DOCOMO INCORPORATED ADR                                                                              42,305
          2,526  REED ELSEVIER PLC ADR                                                                                    98,110
          6,991  ROYAL KPN NV ADR                                                                                         80,466
         14,748  SPRINT NEXTEL CORPORATION                                                                               312,805
          4,872  TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                   156,050
          2,470  TELEFONICA SA ADR<<                                                                                     121,376
            450  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                    17,541
            249  TRIPLE CROWN MEDIA INCORPORATED+                                                                          1,995
          1,759  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                           63,236
         14,189  VERIZON COMMUNICATIONS INCORPORATED                                                                     442,839
          8,307  VODAFONE GROUP PLC ADR<<                                                                                191,061
          1,631  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                        23,519

                                                                                                                       4,295,106
                                                                                                                 ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.02%
            443  DYCOM INDUSTRIES INCORPORATED+                                                                            9,542
            710  EMCOR GROUP INCORPORATED+<<                                                                              34,144

                                                                                                                          43,686
                                                                                                                 ---------------

DEPOSITORY INSTITUTIONS - 5.36%
          6,013  ABN AMRO HOLDING NV ADR                                                                                 166,440
          4,710  ALLIED IRISH BANKS PLC ADR                                                                              225,703
          1,466  AMCORE FINANCIAL INCORPORATED                                                                            44,200
          2,338  AMSOUTH BANCORPORATION                                                                                   62,658
         10,082  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                209,202
         16,646  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                240,535
          1,293  BANCTRUST FINANCIAL GROUP INCORPORATED                                                                   28,032
         23,119  BANK OF AMERICA CORPORATION                                                                           1,118,960
          4,026  BANK OF NEW YORK COMPANY INCORPORATED                                                                   133,784
            744  BANKUNITED FINANCIAL CORPORATION CLASS A                                                                 23,079
            661  BANNER CORPORATION                                                                                       24,391
          4,658  BARCLAYS PLC ADR                                                                                        215,898
          2,946  BB&T CORPORATION                                                                                        122,465
          6,217  BNP PARIBAS SA ADR<<                                                                                    290,671
          1,667  CASCADE BANCORP                                                                                          47,093
            828  CATHAY GENERAL BANCORPORATION                                                                            29,717
          1,173  CHITTENDEN CORPORATION                                                                                   31,730
         25,931  CITIGROUP INCORPORATED                                                                                1,278,398
          1,697  CITIZENS BANKING CORPORATION MICHIGAN                                                                    45,208
            998  CITY BANK LYNNWOOD WASHINGTON                                                                            45,828
          1,839  COASTAL FINANCIAL CORPORATION<<                                                                          23,815
            816  COMERICA INCORPORATED                                                                                    44,676
          1,190  COMMUNITY TRUST BANCORP                                                                                  40,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
DEPOSITORY INSTITUTIONS (continued)
          1,332  CORUS BANKSHARES INCORPORATED                                                                   $        37,629
          2,282  DEUTSCHE BANK AG ADR                                                                                    261,654
          2,176  DIME COMMUNITY BANCSHARES                                                                                30,769
            679  EAST WEST BANCORP INCORPORATED                                                                           27,126
          1,199  FARMERS CAPITAL BANK CORPORATION                                                                         35,502
          2,296  FIFTH THIRD BANCORP<<                                                                                    87,248
            779  FIRST HORIZON NATIONAL CORPORATION                                                                       31,129
          1,222  FIRST REPUBLIC BANK                                                                                      51,348
            558  FIRSTFED FINANCIAL CORPORATION+<<                                                                        32,275
          1,107  FLAGSTAR BANCORP INCORPORATED                                                                            17,867
          1,213  GOLDEN WEST FINANCIAL CORPORATION                                                                        88,670
            915  GREATER BAY BANCORP                                                                                      27,276
          3,572  HBOS PLC ADR<<                                                                                          183,383
          3,848  HSBC HOLDINGS PLC ADR<<                                                                                 335,623
          2,744  HUNTINGTON BANCSHARES INCORPORATED                                                                       64,539
          2,524  HYPO REAL ESTATE HOLDING AG ADR<<                                                                       159,343
            683  INVESTORS FINANCIAL SERVICES CORPORATION                                                                 29,874
         18,671  JP MORGAN CHASE & COMPANY                                                                               796,131
          2,366  KEYCORP                                                                                                  84,514
          4,312  LLOYDS TSB GROUP PLC ADR<<                                                                              163,425
          2,587  MARSHALL & ILSLEY CORPORATION                                                                           117,295
          2,610  MELLON FINANCIAL CORPORATION                                                                             94,430
            751  NASB FINANCIAL INCORPORATED                                                                              25,264
          2,088  NATIONAL AUSTRALIA BANK LIMITED ADR                                                                     278,644
         25,177  NATIONAL BANK OF GREECE SA ADR                                                                          212,494
          2,691  NATIONAL CITY CORPORATION                                                                                99,244
          2,340  NBT BANCORP INCORPORATED                                                                                 51,597
          1,621  NORTHERN TRUST CORPORATION                                                                               90,646
          1,967  NORTHWEST BANCORP INCORPORATED                                                                           49,254
            994  OCEANFIRST FINANCIAL CORPORATION                                                                         21,649
          1,227  PNC FINANCIAL SERVICES GROUP                                                                             84,553
          2,497  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                45,845
          2,829  REGIONS FINANCIAL CORPORATION                                                                            95,762
          3,659  REPUBLIC BANCORP INCORPORATED                                                                            39,773
            845  REPUBLIC BANCORP INCORPORATED CLASS A                                                                    17,297
            987  ROYAL BANCSHARES OF PENNSYLVANIA INCORPORATED CLASS A                                                    22,454
          5,573  SANPAOLO IMI SPA ADR                                                                                    199,513
          8,566  SOCIETE GENERALE ADR                                                                                    264,504
          2,671  SOVEREIGN BANCORP INCORPORATED                                                                           59,563
          1,818  STATE STREET CORPORATION                                                                                112,898
          1,616  STERLING BANCORPORATION NEW YORK                                                                         29,815
          2,674  STERLING FINANCIAL CORPORATION                                                                           56,929
          1,657  SUNTRUST BANKS INCORPORATED                                                                             125,451
            734  SVB FINANCIAL GROUP+                                                                                     35,393
          1,798  SYNOVUS FINANCIAL CORPORATION                                                                            47,305
          1,263  TOMPKINS TRUST COMPANY INCORPORATED                                                                      51,732
          1,466  UMPQUA HOLDINGS CORPORATION<<                                                                            38,614
          1,748  UNITED COMMUNITY FINANCIAL CORPORATION                                                                   20,119
          9,902  US BANCORP                                                                                              305,675
          1,886  USB HOLDING COMPANY INCORPORATED                                                                         43,755
          8,367  WACHOVIA CORPORATION                                                                                    447,634
          4,803  WASHINGTON MUTUAL INCORPORATED                                                                          220,506
          1,287  WEST COAST BANCORP OREGON                                                                                34,994
          5,208  WESTPAC BANKING CORPORATION ADR                                                                         455,023
            914  WINTRUST FINANCIAL CORPORATION                                                                           46,916
          1,003  ZIONS BANCORPORATION                                                                                     81,273

                                                                                                                      11,062,117
                                                                                                                 ---------------

EATING & DRINKING PLACES - 0.25%
          1,044  BOB EVANS FARMS INCORPORATED                                                                             29,117
          1,092  CHEESECAKE FACTORY INCORPORATED+<<                                                                       31,952
          1,279  DARDEN RESTAURANTS INCORPORATED                                                                          45,289

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
EATING & DRINKING PLACES (continued)
            717  IHOP CORPORATION                                                                                $        34,430
            531  JACK IN THE BOX INCORPORATED+                                                                            22,122
          6,811  MCDONALD'S CORPORATION                                                                                  225,921
            922  WENDY'S INTERNATIONAL INCORPORATED                                                                       55,578
          1,603  YUM! BRANDS INCORPORATED                                                                                 80,791

                                                                                                                         525,200
                                                                                                                 ---------------

EDUCATIONAL SERVICES - 0.04%
            849  APOLLO GROUP INCORPORATED CLASS A+                                                                       44,411
            872  CAREER EDUCATION CORPORATION+                                                                            28,419

                                                                                                                          72,830
                                                                                                                 ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.14%
          4,701  AES CORPORATION+                                                                                         86,498
          2,886  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                    34,430
          1,382  AMEREN CORPORATION                                                                                       68,395
          2,232  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                             76,491
          4,699  BG GROUP PLC ADR                                                                                        314,598
            758  BLACK HILLS CORPORATION                                                                                  25,643
          3,870  CENTERPOINT ENERGY INCORPORATED<<                                                                        46,401
          1,168  CH ENERGY GROUP INCORPORATED                                                                             53,786
          3,237  CMS ENERGY CORPORATION+                                                                                  41,563
          1,190  CONSTELLATION ENERGY GROUP INCORPORATED                                                                  61,523
          1,982  DOMINION RESOURCES INCORPORATED                                                                         143,854
          1,071  DTE ENERGY COMPANY                                                                                       43,290
          7,370  DUKE ENERGY CORPORATION                                                                                 207,981
          3,141  E.ON AG ADR<<                                                                                           120,771
          2,374  EDISON INTERNATIONAL                                                                                     93,156
          5,357  EL PASO CORPORATION                                                                                      83,408
          6,219  ENDESA SA ADR                                                                                           208,710
          3,431  ENEL SPA ADR                                                                                            153,572
          1,166  ENTERGY CORPORATION                                                                                      81,748
          3,883  EXELON CORPORATION                                                                                      219,817
          1,764  FIRSTENERGY CORPORATION                                                                                  92,469
          2,230  FPL GROUP INCORPORATED                                                                                   88,821
         75,808  HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                               170,037
          1,534  HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                                 6,773
          1,832  INTERNATIONAL POWER PLC ADR                                                                              99,954
            866  KINDER MORGAN INCORPORATED                                                                               87,016
          1,573  MIDDLESEX WATER COMPANY<<                                                                                28,503
          3,192  NATIONAL GRID PLC ADR                                                                                   180,891
            250  NICOR INCORPORATED                                                                                       10,245
          2,465  NISOURCE INCORPORATED                                                                                    53,663
          2,264  PG&E CORPORATION<<                                                                                       89,835
            684  PICO HOLDINGS INCORPORATED+                                                                              23,256
            519  PINNACLE WEST CAPITAL CORPORATION                                                                        20,443
          2,386  PPL CORPORATION                                                                                          71,031
          1,476  PROGRESS ENERGY INCORPORATED                                                                             62,051
          1,693  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                            107,895
          2,941  RELIANT ENERGY INCORPORATED+<<                                                                           34,263
          5,054  SCOTTISH POWER PLC ADR B SHARES+                                                                         33,963
          1,504  SEMPRA ENERGY                                                                                            67,635
          3,849  SOUTHERN COMPANY                                                                                        123,052
          4,791  SUEZ SA ADR                                                                                             184,406
          2,906  TXU CORPORATION                                                                                         166,514
          1,117  UIL HOLDINGS CORPORATION                                                                                 61,692
          6,405  UNITED UTILITIES PLC ADR<<                                                                              161,278
          2,318  WASTE MANAGEMENT INCORPORATED                                                                            84,885
          3,597  WILLIAMS COMPANIES INCORPORATED                                                                          81,292

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          3,719  XCEL ENERGY INCORPORATED                                                                        $        69,806

                                                                                                                       4,427,304
                                                                                                                 ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 3.63%
          2,547  ADVANCED MICRO DEVICES INCORPORATED+                                                                     78,677
          3,958  ALCATEL SA ADR+<<                                                                                        52,523
          2,111  ALTERA CORPORATION+                                                                                      41,291
          1,678  AMERICAN POWER CONVERSION CORPORATION                                                                    33,023
            895  AMETEK INCORPORATED                                                                                      40,839
          1,736  ANALOG DEVICES INCORPORATED                                                                              58,555
          1,649  ANDREW CORPORATION+                                                                                      16,688
            644  ATMI INCORPORATED+                                                                                       16,873
          1,165  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                    28,205
          2,467  BROADCOM CORPORATION CLASS A+                                                                            83,409
          2,239  CANON INCORPORATED ADR<<                                                                                157,178
          4,923  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                     47,015
         32,929  CISCO SYSTEMS INCORPORATED+                                                                             648,043
          1,350  COMVERSE TECHNOLOGY INCORPORATED+                                                                        30,402
            642  CREE INCORPORATED+<<                                                                                     16,467
            373  CYMER INCORPORATED+                                                                                      17,303
            974  DSP GROUP INCORPORATED+                                                                                  25,606
          2,048  ELECTROLUX AB ADR CLASS B                                                                               113,813
          2,014  EMERSON ELECTRIC COMPANY                                                                                166,195
          2,073  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                            64,698
          3,811  FUJITSU LIMITED ADR                                                                                     140,223
         52,947  GENERAL ELECTRIC COMPANY                                                                              1,813,964
            398  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             33,723
            309  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                     7,178
            660  IMATION CORPORATION                                                                                      25,397
          3,243  INFINEON TECHNOLOGIES AG ADR+                                                                            36,873
         30,992  INTEL CORPORATION                                                                                       558,476
            323  INTER-TEL INCORPORATED                                                                                    6,760
            956  INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                 27,103
            349  INTERNATIONAL RECTIFIER CORPORATION+<<                                                                   15,548
          1,463  INTERSIL CORPORATION CLASS A                                                                             39,223
          1,440  JABIL CIRCUIT INCORPORATED                                                                               50,141
          9,382  JDS UNIPHASE CORPORATION+                                                                                28,427
          1,234  KLA-TENCOR CORPORATION                                                                                   50,643
          2,421  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NEW YORK SHARES                                               76,528
            692  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                 50,488
          1,313  LINEAR TECHNOLOGY CORPORATION                                                                            44,314
            299  LITTELFUSE INCORPORATED+                                                                                 10,474
          3,589  LSI LOGIC CORPORATION+                                                                                   34,921
         23,357  LUCENT TECHNOLOGIES INCORPORATED+                                                                        59,560
          9,403  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                      205,267
          1,642  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                   50,459
          1,532  MICROCHIP TECHNOLOGY INCORPORATED                                                                        52,548
          3,847  MICRON TECHNOLOGY INCORPORATED+                                                                          63,706
         16,706  MINEBEA COMPANY LIMITED ADR                                                                             197,295
          1,044  MOLEX INCORPORATED                                                                                       37,062
         13,147  MOTOROLA INCORPORATED                                                                                   277,270
          2,436  NATIONAL SEMICONDUCTOR CORPORATION                                                                       62,556
          2,106  NETWORK APPLIANCE INCORPORATED+                                                                          67,392
          7,312  NOKIA OYJ ADR                                                                                           156,989
            832  NOVELLUS SYSTEMS INCORPORATED+                                                                           19,269
          2,436  NVIDIA CORPORATION+                                                                                      55,979
          4,307  OMRON CORPORATION                                                                                       117,174
            933  OPENWAVE SYSTEMS INCORPORATED+<<                                                                         13,193
          1,296  QLOGIC CORPORATION+                                                                                      23,172
          8,596  QUALCOMM INCORPORATED                                                                                   388,625
            880  RAMBUS INCORPORATED+                                                                                     21,349
          1,294  ROCKWELL COLLINS INCORPORATED                                                                            70,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
            369  ROGERS CORPORATION+                                                                             $        21,018
          2,830  SANMINA-SCI CORPORATION+                                                                                 13,301
            354  SKYWORKS SOLUTIONS INCORPORATED+                                                                          2,004
          1,006  SOHU.COM INCORPORATED+                                                                                   25,080
          3,468  SONY CORPORATION ADR                                                                                    156,650
            962  TDK CORPORATION ADR                                                                                      78,932
          3,572  TELLABS INCORPORATED+                                                                                    51,080
          8,657  TEXAS INSTRUMENTS INCORPORATED                                                                          270,358
            769  THOMAS & BETTS CORPORATION+                                                                              44,217
            568  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                  17,580
            447  WHIRLPOOL CORPORATION                                                                                    40,194
          2,078  XILINX INCORPORATED                                                                                      54,028

                                                                                                                       7,501,166
                                                                                                                 ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.27%
            958  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                   43,541
            620  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                                6,944
          2,076  CELGENE CORPORATION+<<                                                                                   86,050
            469  CEPHALON INCORPORATED+<<                                                                                 28,009
            450  CORPORATE EXECUTIVE BOARD COMPANY                                                                        45,774
            928  ERESEARCH TECHNOLOGY INCORPORATED+                                                                        8,463
            745  FLUOR CORPORATION                                                                                        65,307
            491  GEN-PROBE INCORPORATED+                                                                                  26,514
          1,605  MOODY'S CORPORATION                                                                                      83,941
            555  NAVIGANT CONSULTING INCORPORATED+<<                                                                      11,217
          1,670  PAYCHEX INCORPORATED                                                                                     61,306
            369  PER-SE TECHNOLOGIES INCORPORATED+<<                                                                       9,195
            732  QUEST DIAGNOSTICS INCORPORATED                                                                           40,802
            885  RESOURCES CONNECTION INCORPORATED+<<                                                                     22,568
            987  TELIK INCORPORATED+<<                                                                                    15,772

                                                                                                                         555,403
                                                                                                                 ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.14%
            995  BALL CORPORATION                                                                                         37,233
            868  FORTUNE BRANDS INCORPORATED                                                                              64,232
          1,612  ILLINOIS TOOL WORKS INCORPORATED                                                                         80,036
            586  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                     35,535
            626  SIMPSON MANUFACTURING COMPANY INCORPORATED<<                                                             21,716
          1,038  SNAP-ON INCORPORATED                                                                                     43,471

                                                                                                                         282,223
                                                                                                                 ---------------

FINANCIAL SERVICES - 0.02%
          2,381  JANUS CAPITAL GROUP INCORPORATED                                                                         42,882
                                                                                                                 ---------------

FOOD & KINDRED PRODUCTS - 1.47%
            397  AMERICAN ITALIAN PASTA COMPANY CLASS A                                                                    2,910
          3,489  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                   159,238
          3,812  ARCHER-DANIELS-MIDLAND COMPANY                                                                          158,465
          3,941  CADBURY SCHWEPPES PLC ADR                                                                               151,886
          1,163  CAMPBELL SOUP COMPANY                                                                                    40,926
          1,954  COCA-COLA ENTERPRISES INCORPORATED                                                                       38,416
         14,557  COMPASS GROUP PLC ADR                                                                                    64,423
          3,116  CONAGRA FOODS INCORPORATED                                                                               70,422
          3,420  DIAGEO PLC ADR<<                                                                                        226,370
          1,495  GENERAL MILLS INCORPORATED                                                                               77,576
            297  HANSEN NATURAL CORPORATION+                                                                              54,906
          1,154  HERCULES INCORPORATED+                                                                                   17,852
            895  HERSHEY FOODS CORPORATION                                                                                50,934
          1,359  HJ HEINZ COMPANY                                                                                         57,554

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
FOOD & KINDRED PRODUCTS (continued)
            985  J & J SNACK FOODS CORPORATION                                                                   $        31,865
          1,081  KELLOGG COMPANY                                                                                          50,915
         16,748  KIRIN BREWERY COMPANY LIMITED ADR<<                                                                     269,978
            355  NATIONAL BEVERAGE CORPORATION+                                                                            4,622
          5,294  NESTLE SA ADR                                                                                           395,960
            906  PEPSI BOTTLING GROUP INCORPORATED                                                                        28,394
          8,183  PEPSICO INCORPORATED                                                                                    494,744
            264  SANDERSON FARMS INCORPORATED                                                                              8,084
          4,714  SARA LEE CORPORATION                                                                                     79,997
         10,071  THE COCA-COLA COMPANY                                                                                   443,426
          1,103  WM. WRIGLEY JR. COMPANY                                                                                  50,429

                                                                                                                       3,030,292
                                                                                                                 ---------------

FOOD STORES - 0.32%
          1,846  ALBERTSON'S INCORPORATED                                                                                 47,276
          7,519  KONINKLIJKE AHOLD NV ADR+                                                                                61,430
          3,543  KROGER COMPANY                                                                                           71,250
          2,354  SAFEWAY INCORPORATED                                                                                     55,507
          4,784  STARBUCKS CORPORATION+                                                                                  170,550
         10,381  TESCO PLC ADR<<                                                                                         186,780
            891  WHOLE FOODS MARKET INCORPORATED                                                                          57,915

                                                                                                                         650,708
                                                                                                                 ---------------

FORESTRY - 0.03%
          1,033  WEYERHAEUSER COMPANY                                                                                     66,071
                                                                                                                 ---------------

FURNITURE & FIXTURES - 0.10%
            589  FURNITURE BRANDS INTERNATIONAL INCORPORATED                                                              12,675
             42  HILLENBRAND INDUSTRIES INCORPORATED                                                                       2,123
          1,654  LEGGETT & PLATT INCORPORATED                                                                             41,995
          2,655  MASCO CORPORATION                                                                                        82,358
          2,098  NEWELL RUBBERMAID INCORPORATED                                                                           55,513
            629  SELECT COMFORT CORPORATION+<<                                                                            20,606

                                                                                                                         215,270
                                                                                                                 ---------------

GENERAL MERCHANDISE STORES - 0.58%
          1,997  DOLLAR GENERAL CORPORATION                                                                               32,551
            835  FAMILY DOLLAR STORES INCORPORATED                                                                        20,858
          1,546  FEDERATED DEPARTMENT STORES INCORPORATED                                                                112,595
            624  FRED'S INCORPORATED<<                                                                                     9,086
          1,307  JC PENNEY COMPANY INCORPORATED                                                                           79,413
            563  SEARS HOLDINGS CORPORATION+                                                                              85,503
          4,398  TARGET CORPORATION                                                                                      215,150
          2,722  TJX COMPANIES INCORPORATED                                                                               64,539
         12,045  WAL-MART STORES INCORPORATED                                                                            583,580

                                                                                                                       1,203,275
                                                                                                                 ---------------

HEALTH SERVICES - 0.30%
            537  APRIA HEALTHCARE GROUP INCORPORATED+                                                                     10,310
          2,577  CAREMARK RX INCORPORATED                                                                                123,619
            758  DAVITA INCORPORATED+                                                                                     40,144
          1,880  HCA INCORPORATED                                                                                         83,566
          1,176  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                       24,520
            599  HEALTHWAYS INCORPORATED+                                                                                 31,831
          1,439  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                    15,771
            687  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                              40,780
            630  LIFEPOINT HOSPITALS INCORPORATED+                                                                        22,258
            494  LINCARE HOLDINGS INCORPORATED+                                                                           18,426

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
HEALTH SERVICES (continued)
            654  MANOR CARE INCORPORATED                                                                         $        30,372
          1,003  NEKTAR THERAPEUTICS+<<                                                                                   20,050
            446  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    20,601
            709  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                   29,211
          3,674  TENET HEALTHCARE CORPORATION+                                                                            29,098
            606  TRIAD HOSPITALS INCORPORATED+<<                                                                          24,410
            673  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                     20,937
          1,262  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                    21,706
            638  WATSON PHARMACEUTICALS INCORPORATED+                                                                     16,160

                                                                                                                         623,770
                                                                                                                 ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.02%
            612  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                           51,384
            700  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                            23,359
          1,868  BRANDYWINE REALTY TRUST                                                                                  54,209
          1,281  CARRAMERICA REALTY CORPORATION                                                                           56,787
          1,432  COLONIAL PROPERTIES TRUST<<                                                                              64,010
          1,371  CORPORATE OFFICE PROPERTIES TRUST                                                                        54,155
            959  COUSINS PROPERTIES INCORPORATED                                                                          28,981
          2,257  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                     31,305
          1,895  EASTGROUP PROPERTIES INCORPORATED                                                                        83,437
          1,252  ENTERTAINMENT PROPERTIES TRUST                                                                           51,395
            947  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                 40,863
          1,840  FELCOR LODGING TRUST INCORPORATED                                                                        38,290
          1,899  GENERAL GROWTH PROPERTIES INCORPORATED                                                                   83,100
          1,409  HEALTHCARE REALTY TRUST INCORPORATED                                                                     46,018
          1,676  HERITAGE PROPERTY INVESTMENT TRUST<<                                                                     58,694
            932  HOST HOTELS & RESORTS INCORPORATED                                                                       18,705
          1,283  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                                     13,664
          1,068  KILROY REALTY CORPORATION<<                                                                              70,840
          1,419  LASALLE HOTEL PROPERTIES                                                                                 58,931
          1,871  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                           94,486
         17,999  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                         247,666
          1,999  NATIONAL HEALTH INVESTORS INCORPORATED                                                                   53,493
            730  NOVASTAR FINANCIAL INCORPORATED                                                                          22,980
          2,135  NTL INCORPORATED                                                                                         56,962
          1,228  PARKWAY PROPERTIES INCORPORATED                                                                          48,322
          1,555  PLUM CREEK TIMBER COMPANY                                                                                55,591
          1,149  PS BUSINESS PARKS INCORPORATED                                                                           61,069
          2,504  REALTY INCORPORATEDOME CORPORATION                                                                       54,687
            468  SAUL CENTERS INCORPORATED                                                                                16,694
          1,553  SOVRAN SELF STORAGE INCORPORATED<<                                                                       73,255
         27,825  SUN HUNG KAI PROPERTIES ADR<<                                                                           288,918
          1,458  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                               44,280
          1,691  WASHINGTON REAL ESTATE INVESTMENT TRUST                                                                  59,100

                                                                                                                       2,105,630
                                                                                                                 ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.14%
          1,633  BED BATH & BEYOND INCORPORATED+                                                                          57,433
          2,178  BEST BUY COMPANY INCORPORATED                                                                           115,434
          1,611  CIRCUIT CITY STORES INCORPORATED<<                                                                       48,395
            474  GUITAR CENTER INCORPORATED+<<                                                                            22,823
          1,027  RADIO SHACK CORPORATION                                                                                  17,274
            856  WILLIAMS-SONOMA INCORPORATED                                                                             30,944

                                                                                                                         292,303
                                                                                                                 ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.14%
            751  GAYLORD ENTERTAINMENT COMPANY+<<                                                                         32,909
          3,099  HILTON HOTELS CORPORATION                                                                                85,098

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (continued)
          1,217  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                     $        88,026
          1,524  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                         93,116

                                                                                                                         299,149
                                                                                                                 ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.29%
          3,715  3M COMPANY                                                                                              310,797
          1,327  AMERICAN STANDARD COMPANIES INCORPORATED                                                                 56,384
          4,415  APPLE COMPUTER INCORPORATED+                                                                            263,885
          9,014  APPLIED MATERIALS INCORPORATED                                                                          152,427
          1,946  BAKER HUGHES INCORPORATED                                                                               167,940
            483  BLACK & DECKER CORPORATION                                                                               42,002
            235  BLACK BOX CORPORATION                                                                                    12,138
            378  BRIGGS & STRATTON CORPORATION                                                                            12,247
            890  BROOKS AUTOMATION INCORPORATED+                                                                          10,751
          3,645  CATERPILLAR INCORPORATED                                                                                265,903
            344  CDW CORPORATION                                                                                          19,240
          1,029  DEERE & COMPANY                                                                                          88,082
         12,488  DELL INCORPORATED+                                                                                      316,945
            983  DOVER CORPORATION                                                                                        48,010
            766  EATON CORPORATION                                                                                        56,332
         13,167  EMC CORPORATION+                                                                                        168,538
          1,027  EMULEX CORPORATION+                                                                                      18,198
          1,263  ENTEGRIS INCORPORATED+                                                                                   12,226
            850  FLOWSERVE CORPORATION+                                                                                   45,203
          1,512  GATEWAY INCORPORATED+                                                                                     2,601
            494  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                     20,229
         15,189  HEWLETT-PACKARD COMPANY                                                                                 491,820
            622  IDEX CORPORATION                                                                                         30,074
          7,771  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             620,903
            979  JOY GLOBAL INCORPORATED                                                                                  52,611
            494  KENNAMETAL INCORPORATED                                                                                  29,541
          1,811  KOMATSU LIMITED ADR                                                                                     144,415
          1,007  LAM RESEARCH CORPORATION+                                                                                45,104
            648  LEXMARK INTERNATIONAL INCORPORATED+                                                                      37,098
          6,904  MAKITA CORPORATION                                                                                      214,921
            754  MANITOWOC COMPANY INCORPORATED                                                                           34,676
         12,147  NEC CORPORATION ADR                                                                                      73,368
            402  NORDSON CORPORATION                                                                                      18,753
          1,088  OIL STATES INTERNATIONAL INCORPORATED+                                                                   37,797
            837  PALL CORPORATION                                                                                         25,185
            616  PALM INCORPORATED+<<                                                                                     10,152
            540  PARKER HANNIFIN CORPORATION                                                                              42,131
            566  PITNEY BOWES INCORPORATED                                                                                23,081
          1,137  SANDISK CORPORATION+                                                                                     63,979
            960  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                  36,605
          2,802  SIEMENS AG ADR                                                                                          241,196
          1,354  SMITH INTERNATIONAL INCORPORATED<<                                                                       55,460
          7,832  SOLECTRON CORPORATION+                                                                                   27,882
            736  SPX CORPORATION                                                                                          38,721
            747  STANLEY WORKS                                                                                            36,267
          1,725  SYMBOL TECHNOLOGIES INCORPORATED                                                                         20,476
            505  TEREX CORPORATION+                                                                                       46,207
            720  TORO COMPANY                                                                                             34,754
          1,015  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                     47,603
          1,896  WESTERN DIGITAL CORPORATION+                                                                             38,584
            487  ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                  17,196

                                                                                                                       4,726,638
                                                                                                                 ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.12%
          2,154  AON CORPORATION<<                                                                                        76,790

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
          2,777  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                       $        77,839
            862  NATIONAL FINANCIAL PARTNERS CORPORATION                                                                  38,661
          2,729  UNUMPROVIDENT CORPORATION                                                                                49,013

                                                                                                                         242,303
                                                                                                                 ---------------

INSURANCE CARRIERS - 2.08%
          3,178  AEGON NV ADR                                                                                             53,041
          3,265  AETNA INCORPORATED                                                                                      125,572
          2,856  AFLAC INCORPORATED                                                                                      133,661
          6,761  ALLIANZ AG ADR<<                                                                                        105,336
          3,243  ALLSTATE CORPORATION                                                                                    178,397
            529  AMBAC FINANCIAL GROUP INCORPORATED                                                                       42,399
         11,598  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               705,158
            842  AMERIGROUP CORPORATION+                                                                                  24,165
          2,979  AXA ADR<<                                                                                               103,520
          1,930  CHUBB CORPORATION<<                                                                                      97,523
            627  CIGNA CORPORATION                                                                                        58,148
          1,160  CINCINNATI FINANCIAL CORPORATION                                                                         53,174
            425  COMMERCE GROUP INCORPORATED                                                                              24,119
          1,088  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 45,141
            620  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                             13,541
          1,642  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                          144,398
            870  HEALTH NET INCORPORATED+                                                                                 37,427
          5,215  ING GROUP NV ADR<<                                                                                      204,480
          1,572  LINCOLN NATIONAL CORPORATION                                                                             88,315
          2,550  LOEWS CORPORATION                                                                                        86,649
            839  MBIA INCORPORATED<<                                                                                      47,932
          2,600  METLIFE INCORPORATED<<                                                                                  133,822
            412  MGIC INVESTMENT CORPORATION                                                                              27,138
          2,056  MILLEA HOLDINGS INCORPORATED                                                                            182,902
          1,158  OHIO CASUALTY CORPORATION                                                                                34,589
          1,066  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                           35,338
          2,007  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                  109,683
            824  PROASSURANCE CORPORATION+                                                                                38,901
          4,540  PROGRESSIVE CORPORATION                                                                                 124,169
          3,002  PRUDENTIAL FINANCIAL INCORPORATED                                                                       228,602
            542  RADIAN GROUP INCORPORATED                                                                                33,127
            573  RLI CORPORATION                                                                                          27,103
            826  SAFECO CORPORATION                                                                                       45,736
            567  SELECTIVE INSURANCE GROUP INCORPORATED                                                                   30,902
          3,410  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                               150,108
          1,603  SWISS REINSURANCE COMPANY ADR                                                                           113,002
            792  THE HANOVER INSURANCE GROUP INCORPORATED                                                                 37,501
            470  TORCHMARK CORPORATION                                                                                    27,674
          6,838  UNITEDHEALTH GROUP INCORPORATED                                                                         300,599
          3,325  WELLPOINT INCORPORATED+                                                                                 238,004

                                                                                                                       4,290,996
                                                                                                                 ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.02%
            792  CORRECTIONS CORPORATION OF AMERICA+                                                                      40,511
                                                                                                                 ---------------

LEATHER & LEATHER PRODUCTS - 0.04%
          2,582  COACH INCORPORATED+                                                                                      75,085
                                                                                                                 ---------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.02%
          1,594  LAIDLAW INTERNATIONAL INCORPORATED                                                                       40,169
                                                                                                                 ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
          1,425  CHAMPION ENTERPRISES INCORPORATED+                                                                       16,957
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.18%
            893  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                         $        40,471
          4,542  ADVANTEST CORPORATION ADR                                                                               116,048
            610  AFFYMETRIX INCORPORATED+<<                                                                               16,781
          2,877  AGILENT TECHNOLOGIES INCORPORATED+                                                                      100,379
            714  ALLERGAN INCORPORATED                                                                                    67,701
          1,163  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                          22,992
          1,222  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                             36,171
            496  ARMOR HOLDINGS INCORPORATED+                                                                             28,332
            405  BAUSCH & LOMB INCORPORATED                                                                               19,906
          3,108  BAXTER INTERNATIONAL INCORPORATED                                                                       117,172
          1,358  BECTON DICKINSON & COMPANY                                                                               82,064
          1,194  BIOMET INCORPORATED                                                                                      42,041
          6,444  BOSTON SCIENTIFIC CORPORATION+                                                                          133,262
            725  C.R. BARD INCORPORATED                                                                                   53,657
            194  COOPER COMPANIES INCORPORATED<<                                                                           9,186
          1,327  DANAHER CORPORATION<<                                                                                    85,074
            167  DRS TECHNOLOGIES INCORPORATED<<                                                                           8,894
          1,807  EASTMAN KODAK COMPANY                                                                                    43,567
            441  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                17,530
          4,939  FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                   162,938
            550  II-VI INCORPORATED+                                                                                      10,439
            610  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                         23,448
            493  LASERSCOPE+<<                                                                                            10,452
          5,956  MEDTRONIC INCORPORATED<<                                                                                300,718
            393  MENTOR CORPORATION<<                                                                                     15,873
            388  MILLIPORE CORPORATION+                                                                                   26,927
          1,516  PERKINELMER INCORPORATED                                                                                 31,624
          2,617  RAYTHEON COMPANY                                                                                        119,989
            773  RICOH COMPANY LIMITED ADR                                                                                76,334
          1,158  ROCKWELL AUTOMATION INCORPORATED                                                                         79,068
          1,956  ST. JUDE MEDICAL INCORPORATED+                                                                           66,700
            922  STERIS CORPORATION                                                                                       20,975
          1,591  STRYKER CORPORATION                                                                                      69,845
            433  TECHNE CORPORATION+                                                                                      23,676
            890  TEKTRONIX INCORPORATED                                                                                   27,732
          1,839  TERADYNE INCORPORATED+<<                                                                                 28,633
            974  THERMO ELECTRON CORPORATION+                                                                             35,785
            856  TRIMBLE NAVIGATION LIMITED+                                                                              39,325
            378  VARIAN INCORPORATED+                                                                                     16,636
            949  VIASYS HEALTHCARE INCORPORATED+                                                                          23,905
            714  WATERS CORPORATION+                                                                                      29,738
            766  WRIGHT MEDICAL GROUP INCORPORATED+                                                                       17,312
          5,075  XEROX CORPORATION+                                                                                       69,680
          1,298  ZIMMER HOLDINGS INCORPORATED+                                                                            78,594

                                                                                                                       2,447,574
                                                                                                                 ---------------

MEDICAL MANAGEMENT SERVICES - 0.02%
            945  COVENTRY HEALTH CARE INCORPORATED+                                                                       49,376
                                                                                                                 ---------------

MEMBERSHIP ORGANIZATIONS - 0.06%
          3,015  SCOTTISH POWER PLC ADR<<                                                                                126,057
                                                                                                                 ---------------

METAL MINING - 0.30%
          1,255  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                      70,267
          2,453  NEWMONT MINING CORPORATION                                                                              127,924
          1,242  PHELPS DODGE CORPORATION                                                                                106,427
          1,447  RIO TINTO PLC ADR                                                                                       321,234

                                                                                                                         625,852
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
            992  VULCAN MATERIALS COMPANY                                                                        $        77,426
                                                                                                                 ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
            215  ACCO BRANDS CORPORATION+<<                                                                                4,893
            758  BLYTH INCORPORATED                                                                                       16,032
          1,426  HASBRO INCORPORATED                                                                                      26,438
         14,416  JOHNSON & JOHNSON                                                                                       868,131
          2,960  MATTEL INCORPORATED                                                                                      49,758
            478  RC2 CORPORATION+                                                                                         16,993
            889  TIFFANY & COMPANY<<                                                                                      30,395
            586  YANKEE CANDLE COMPANY INCORPORATED                                                                       15,986

                                                                                                                       1,028,626
                                                                                                                 ---------------

MISCELLANEOUS RETAIL - 0.45%
          2,028  AMAZON.COM INCORPORATED+                                                                                 70,189
          2,426  COSTCO WHOLESALE CORPORATION                                                                            128,408
          4,376  CVS CORPORATION                                                                                         122,090
            337  DICK'S SPORTING GOODS INCORPORATED+                                                                      13,102
            669  DOLLAR TREE STORES INCORPORATED+<<                                                                       17,682
            760  EXPRESS SCRIPTS INCORPORATED+                                                                            55,693
          1,018  MICHAELS STORES INCORPORATED                                                                             39,570
          2,084  OFFICE DEPOT INCORPORATED+                                                                               86,632
            311  OVERSTOCK.COM INCORPORATED+                                                                               6,696
          1,201  PETSMART INCORPORATED                                                                                    32,043
            922  PRICELINE.COM INCORPORATED+<<                                                                            28,674
          4,329  STAPLES INCORPORATED                                                                                    101,688
          5,026  WALGREEN COMPANY                                                                                        204,056
            583  WORLD FUEL SERVICES CORPORATION                                                                          29,121

                                                                                                                         935,644
                                                                                                                 ---------------

MISCELLANEOUS SERVICES - 0.06%
          5,510  ADECCO SA ADR                                                                                            88,986
            424  D&B CORPORATION+                                                                                         30,897

                                                                                                                         119,883
                                                                                                                 ---------------

MOTION PICTURES - 0.38%
            588  MACROVISION CORPORATION+                                                                                 13,254
         25,607  TIME WARNER INCORPORATED                                                                                440,696
         10,901  WALT DISNEY COMPANY                                                                                     332,480

                                                                                                                         786,430
                                                                                                                 ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
            401  FORWARD AIR CORPORATION                                                                                  15,005
            932  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                22,806
            832  LANDSTAR SYSTEM INCORPORATED<<                                                                           36,766
          2,760  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                              222,318
            199  YRC WORLDWIDE INCORPORATED+<<                                                                             7,849

                                                                                                                         304,744
                                                                                                                 ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.79%
          5,864  AMERICAN EXPRESS COMPANY                                                                                318,767
          1,334  AMERICREDIT CORPORATION+                                                                                 38,739
          1,563  CAPITAL ONE FINANCIAL CORPORATION                                                                       129,370
          2,005  CHARTER MUNICIPAL MORTGAGE ACCEPTANCE COMPANY                                                            36,070
          1,405  CIT GROUP INCORPORATED                                                                                   72,217
          3,187  COUNTRYWIDE FINANCIAL CORPORATION                                                                       121,998

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
          4,780  FANNIE MAE                                                                                      $       237,805
            967  FINANCIAL FEDERAL CORPORATION<<                                                                          27,047
          3,423  FREDDIE MAC                                                                                             205,517
          2,156  ORIX CORPORATION ADR<<                                                                                  311,542
          2,414  SLM CORPORATION                                                                                         129,777

                                                                                                                       1,628,849
                                                                                                                 ---------------

OIL & GAS EXTRACTION - 1.33%
          2,462  ANADARKO PETROLEUM CORPORATION                                                                          122,288
          1,799  APACHE CORPORATION                                                                                      116,719
            558  ATWOOD OCEANICS INCORPORATED+                                                                            27,214
          7,872  BHP BILLITON LIMITED ADR<<                                                                              340,700
          2,134  BJ SERVICES COMPANY                                                                                      78,211
            806  CABOT OIL & GAS CORPORATION                                                                              35,359
            870  CHENIERE ENERGY INCORPORATED+<<                                                                          33,869
            740  CIMAREX ENERGY COMPANY                                                                                   30,014
          1,618  DENBURY RESOURCES INCORPORATED+                                                                          51,129
          2,697  DEVON ENERGY CORPORATION                                                                                154,700
            907  ENCORE ACQUISITION COMPANY+                                                                              24,090
          2,650  ENI SPA ADR<<                                                                                           160,405
          2,718  HALLIBURTON COMPANY                                                                                     202,736
          1,082  HANOVER COMPRESSOR COMPANY+<<                                                                            19,444
          1,200  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                             42,552
            658  KERR-MCGEE CORPORATION                                                                                   70,307
          2,113  OCCIDENTAL PETROLEUM CORPORATION                                                                        209,377
          1,713  PRIDE INTERNATIONAL INCORPORATED+                                                                        55,416
            916  QUICKSILVER RESOURCES INCORPORATED+<<                                                                    32,124
          1,794  RANGE RESOURCES CORPORATION                                                                              46,465
            300  REMINGTON OIL & GAS CORPORATION+                                                                         12,702
          5,847  REPSOL YPF SA ADR                                                                                       164,008
          1,272  ROWAN COMPANIES INCORPORATED                                                                             50,651
            310  SEACOR HOLDINGS INCORPORATED+<<                                                                          25,265
          1,580  SOUTHWESTERN ENERGY COMPANY+                                                                             51,034
          1,065  ST. MARY LAND & EXPLORATION COMPANY<<                                                                    41,631
          5,726  TOTAL SA ADR                                                                                            373,392
            835  UNIT CORPORATION+                                                                                        50,033
            641  VERITAS DGC INCORPORATED+<<                                                                              30,274
          2,441  XTO ENERGY INCORPORATED                                                                                 100,618

                                                                                                                       2,752,727
                                                                                                                 ---------------

PAPER & ALLIED PRODUCTS - 0.30%
          1,037  BEMIS COMPANY INCORPORATED                                                                               31,525
            195  GREIF INCORPORATED CLASS A                                                                               12,363
          2,678  INTERNATIONAL PAPER COMPANY                                                                              90,998
          2,131  KIMBERLY-CLARK CORPORATION                                                                              129,288
          1,809  MEADWESTVACO CORPORATION                                                                                 49,567
             80  NEENAH PAPER INCORPORATED                                                                                 2,454
            966  OFFICEMAX INCORPORATED                                                                                   39,925
            810  POTLATCH CORPORATION                                                                                     30,513
          6,097  STORA ENSO OYJ ADR                                                                                       85,358
          1,007  TEMPLE-INLAND INCORPORATED                                                                               43,311
          4,810  UPM-KYMMENE OYJ ADR                                                                                     103,078

                                                                                                                         618,380
                                                                                                                 ---------------

PERSONAL SERVICES - 0.06%
            757  CINTAS CORPORATION                                                                                       32,067
            568  G & K SERVICES INCORPORATED CLASS A                                                                      21,936
          1,860  H & R BLOCK INCORPORATED                                                                                 42,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
PERSONAL SERVICES (continued)
            558  REGIS CORPORATION                                                                               $        19,351

                                                                                                                         115,669
                                                                                                                 ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.24%
          7,502  BP PLC ADR                                                                                              530,391
         11,388  CHEVRONTEXACO CORPORATION                                                                               680,889
          8,866  CONOCOPHILLIPS                                                                                          561,129
         31,294  EXXON MOBIL CORPORATION                                                                               1,906,118
            701  FRONTIER OIL CORPORATION                                                                                 39,256
            603  HEADWATERS INCORPORATED+<<                                                                               16,552
            436  HESS CORPORATION                                                                                         65,400
          2,122  MARATHON OIL CORPORATION                                                                                159,256
          1,144  MURPHY OIL CORPORATION                                                                                   60,323
          3,078  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                       204,102
          2,307  ROYAL DUTCH SHELL PLC ADR CLASS B                                                                       159,667
            606  TESORO PETROLEUM CORPORATION                                                                             41,275
          3,270  VALERO ENERGY CORPORATION                                                                               200,615

                                                                                                                       4,624,973
                                                                                                                 ---------------

PRIMARY METAL INDUSTRIES - 0.51%
          5,176  ALCOA INCORPORATED                                                                                      164,183
            911  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      57,967
            426  CARPENTER TECHNOLOGY CORPORATION                                                                         47,627
            581  CHAPARRAL STEEL COMPANY+<<                                                                               35,691
            384  COMMSCOPE INCORPORATED+                                                                                  11,224
            732  CURTISS-WRIGHT CORPORATION                                                                               24,742
            908  ENGELHARD CORPORATION                                                                                    35,348
          3,473  JOHNSON MATTHEY PLC ADR<<                                                                               175,343
          4,230  KUBOTA CORPORATION ADR                                                                                  197,583
            345  LONE STAR TECHNOLOGIES INCORPORATED+                                                                     16,732
            474  MAVERICK TUBE CORPORATION+<<                                                                             22,847
          1,018  MUELLER INDUSTRIES INCORPORATED                                                                          33,238
          1,101  NUCOR CORPORATION                                                                                       115,902
            610  STEEL DYNAMICS INCORPORATED                                                                              35,435
            271  TEXAS INDUSTRIES INCORPORATED                                                                            13,271
            902  UNITED STATES STEEL CORPORATION<<                                                                        59,875

                                                                                                                       1,047,008
                                                                                                                 ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.51%
            776  BANTA CORPORATION                                                                                        38,381
          4,165  CBS CORPORATION CLASS B                                                                                 107,915
            531  CONSOLIDATED GRAPHICS INCORPORATED+                                                                      27,049
            669  DOW JONES & COMPANY INCORPORATED<<                                                                       23,134
          1,130  GANNETT COMPANY INCORPORATED<<                                                                           61,031
            603  KNIGHT-RIDDER INCORPORATED                                                                               37,392
          2,350  MCGRAW-HILL COMPANIES INCORPORATED                                                                      121,260
          1,121  NEW YORK TIMES COMPANY CLASS A                                                                           27,083
          5,852  PEARSON PLC ADR<<                                                                                        79,587
          4,818  REED ELSEVIER NV ADR<<                                                                                  140,589
          1,885  RR DONNELLEY & SONS COMPANY                                                                              60,659
          2,082  TOPPAN PRINTING COMPANY LIMITED ADR<<                                                                   130,462
          1,064  TRIBUNE COMPANY                                                                                          31,750
            462  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                  13,394
          4,134  VIACOM INCORPORATED CLASS B+                                                                            156,059

                                                                                                                       1,055,745
                                                                                                                 ---------------

RAILROAD TRANSPORTATION - 0.24%
          2,047  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                158,458

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

$SHARES          SECURITY NAME                                                                                       VALUE
RAILROAD TRANSPORTATION (continued)
          1,341  CSX CORPORATION                                                                                 $        89,740
          1,198  KANSAS CITY SOUTHERN+<<                                                                                  31,783
          2,298  NORFOLK SOUTHERN CORPORATION                                                                            121,242
          1,092  UNION PACIFIC CORPORATION                                                                               101,338

                                                                                                                         502,561
                                                                                                                 ---------------

REAL ESTATE - 0.04%
            630  JONES LANG LASALLE INCORPORATED                                                                          50,091
            664  NEW CENTURY FINANCIAL CORPORATION<<                                                                      30,923
            302  PHH CORPORATION+                                                                                          7,719

                                                                                                                          88,733
                                                                                                                 ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.02%
          1,379  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                51,437
                                                                                                                 ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.06%
            927  COOPER TIRE & RUBBER COMPANY<<                                                                           10,549
            876  JARDEN CORPORATION+<<                                                                                    26,315
            678  SEALED AIR CORPORATION                                                                                   34,964
          1,648  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                    20,963
            777  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                26,434

                                                                                                                         119,225
                                                                                                                 ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.22%
          1,489  AMERIPRISE FINANCIAL INCORPORATED                                                                        68,152
          3,924  AMVESCAP PLC ADR<<                                                                                       76,714
            610  BEAR STEARNS COMPANIES INCORPORATED                                                                      81,587
            536  BKF CAPITAL GROUP INCORPORATED                                                                            3,790
          7,030  CHARLES SCHWAB CORPORATION                                                                              117,120
            234  CHICAGO MERCANTILE EXCHANGE                                                                             103,264
          4,888  CREDIT SUISSE GROUP ADR<<                                                                               282,771
          2,835  E*TRADE FINANCIAL CORPORATION+                                                                           68,805
          1,536  EATON VANCE CORPORATION                                                                                  40,735
          1,275  FRANKLIN RESOURCES INCORPORATED                                                                         114,686
          1,301  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                    13,674
          2,137  GOLDMAN SACHS GROUP INCORPORATED                                                                        322,580
          3,342  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                   222,611
          5,096  MERRILL LYNCH & COMPANY INCORPORATED                                                                    369,001
          5,730  MORGAN STANLEY                                                                                          341,623
          9,392  NOMURA HOLDINGS INCORPORATED ADR                                                                        185,022
            481  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                    30,442
            975  T. ROWE PRICE GROUP INCORPORATED                                                                         77,123

                                                                                                                       2,519,700
                                                                                                                 ---------------

SOCIAL SERVICES - 0.05%
          8,824  ABB LIMITED ADR                                                                                         111,359
                                                                                                                 ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.31%
            113  CABOT MICROELECTRONICS CORPORATION+<<                                                                     3,250
            755  CARBO CERAMICS INCORPORATED<<                                                                            37,954
          8,605  CORNING INCORPORATED+                                                                                   208,671
          1,738  GENTEX CORPORATION<<                                                                                     25,184
          3,039  HANSON PLC ADR                                                                                          185,348
          5,655  LAFARGE SA ADR<<                                                                                        169,989

                                                                                                                         630,396
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
TEXTILE MILL PRODUCTS - 0.00%
            252  OXFORD INDUSTRIES INCORPORATED                                                                  $        10,161
                                                                                                                 ---------------

TOBACCO PRODUCTS - 0.50%
         10,259  ALTRIA GROUP INCORPORATED<<                                                                             742,239
          4,158  BRITISH AMERICAN TOBACCO PLC ADR<<                                                                      207,068
            495  REYNOLDS AMERICAN INCORPORATED<<                                                                         54,420
            710  UST INCORPORATED                                                                                         31,247

                                                                                                                       1,034,974
                                                                                                                 ---------------

TRANSPORTATION BY AIR - 0.29%
            198  ALASKA AIR GROUP INCORPORATED+                                                                            7,670
          1,676  AMR CORPORATION+                                                                                         41,330
         11,345  BAA PLC ADR<<                                                                                           185,230
          1,556  FEDEX CORPORATION                                                                                       170,024
          8,174  JAPAN AIRLINES SYSTEM ADR+<<                                                                            108,637
          5,302  SOUTHWEST AIRLINES COMPANY                                                                               85,362

                                                                                                                         598,253
                                                                                                                 ---------------

TRANSPORTATION EQUIPMENT - 1.44%
            781  AUTOLIV INCORPORATED                                                                                     43,423
          4,630  BAE SYSTEMS PLC ADR                                                                                     132,387
          4,375  BOEING COMPANY                                                                                          364,219
          1,144  CLARCOR INCORPORATED                                                                                     35,979
          2,293  DAIMLERCHRYSLER AG ADR<<                                                                                120,635
         12,660  FIAT SPA ADR<<                                                                                          169,897
         10,050  FORD MOTOR COMPANY                                                                                       71,958
          1,680  GENERAL DYNAMICS CORPORATION                                                                            106,915
          2,431  GENERAL MOTORS CORPORATION                                                                               65,467
          1,201  GENUINE PARTS COMPANY                                                                                    51,715
            938  GOODRICH CORPORATION                                                                                     39,987
             83  GROUP 1 AUTOMOTIVE INCORPORATED                                                                           5,044
          1,429  HARLEY-DAVIDSON INCORPORATED                                                                             71,236
          6,141  HONDA MOTOR COMPANY LIMITED ADR                                                                         202,837
          4,611  HONEYWELL INTERNATIONAL INCORPORATED                                                                    189,881
          1,060  ITT INDUSTRIES INCORPORATED                                                                              55,279
          1,121  JOHNSON CONTROLS INCORPORATED                                                                            95,475
          1,655  LOCKHEED MARTIN CORPORATION                                                                             119,971
            591  NAVISTAR INTERNATIONAL CORPORATION+<<                                                                    15,709
          1,554  NORTHROP GRUMMAN CORPORATION                                                                            100,513
          1,067  PACCAR INCORPORATED                                                                                      81,999
            704  TEXTRON INCORPORATED                                                                                     64,015
            750  THOR INDUSTRIES INCORPORATED                                                                             36,060
          3,458  TOYOTA MOTOR CORPORATION ADR                                                                            371,320
            541  TRINITY INDUSTRIES INCORPORATED                                                                          33,726
          5,282  UNITED TECHNOLOGIES CORPORATION                                                                         330,230

                                                                                                                       2,975,877
                                                                                                                 ---------------

TRANSPORTATION SERVICES - 0.09%
          1,468  CH ROBINSON WORLDWIDE INCORPORATED                                                                       64,651
          1,668  EXPEDIA INCORPORATED+                                                                                    23,702
            750  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                      73,838
            818  SABRE HOLDINGS CORPORATION                                                                               17,505

                                                                                                                         179,696
                                                                                                                 ---------------

WATER TRANSPORTATION - 0.03%
            583  ALEXANDER & BALDWIN INCORPORATED                                                                         26,381
            467  KIRBY CORPORATION+<<                                                                                     35,086

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                       VALUE
WATER TRANSPORTATION (continued)
             69  OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                         $         3,543

                                                                                                                          65,010
                                                                                                                 ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.43%
          1,050  AMERISOURCEBERGEN CORPORATION                                                                            45,769
            482  BROWN-FORMAN CORPORATION CLASS B                                                                         36,777
          2,053  CARDINAL HEALTH INCORPORATED                                                                            137,366
          1,640  MCKESSON CORPORATION                                                                                     81,180
          1,674  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                     90,229
            654  NASH FINCH COMPANY<<                                                                                     15,192
            939  NIKE INCORPORATED CLASS B                                                                                75,411
          1,579  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                   18,901
            845  SUPERVALU INCORPORATED                                                                                   24,640
          3,126  SYSCO CORPORATION<<                                                                                      95,593
            480  TRACTOR SUPPLY COMPANY+                                                                                  26,693
          4,929  UNILEVER NV NEW YORK SHARES                                                                             111,543
          4,300  UNILEVER PLC ADR                                                                                         96,836
            818  UNITED NATURAL FOODS INCORPORATED+                                                                       27,076

                                                                                                                         883,206
                                                                                                                 ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.54%
            724  ARROW ELECTRONICS INCORPORATED+                                                                          23,530
          1,192  AVNET INCORPORATED+                                                                                      26,319
          1,106  CYTYC CORPORATION+                                                                                       29,066
            727  INSIGHT ENTERPRISES INCORPORATED+                                                                        13,188
          1,267  KYOCERA CORPORATION ADR                                                                                 105,794
          5,280  MITSUBISHI CORPORATION ADR<<                                                                            222,767
            823  MITSUI & COMPANY LIMITED ADR                                                                            236,184
          4,556  NISSAN MOTOR COMPANY LIMITED ADR                                                                        110,483
            699  OMNICARE INCORPORATED                                                                                    32,406
            987  PATTERSON COMPANIES INCORPORATED+                                                                        33,805
            941  PEP BOYS-MANNY, MOE & JACK                                                                               12,750
            956  POOL CORPORATION                                                                                         41,290
         17,396  SUMITOMO MITSUI FINANCIAL<<                                                                             176,893
            501  TECH DATA CORPORATION+                                                                                   18,186
            460  W.W. GRAINGER INCORPORATED                                                                               33,194

                                                                                                                       1,115,855
                                                                                                                 ---------------

TOTAL COMMON STOCKS (COST $71,202,744)                                                                                92,230,637
                                                                                                                 ---------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 54.71%

US TREASURY BILLS - 0.60%
$        86,000  US TREASURY BILL^                                                    4.30%        06/01/2006             86,000
         84,000  US TREASURY BILL^                                                    4.44         06/01/2006             84,000
         47,000  US TREASURY BILL^                                                    4.45         06/01/2006             47,000
        143,000  US TREASURY BILL^                                                    4.46         06/01/2006            143,000
        537,000  US TREASURY BILL^                                                    4.48         06/01/2006            537,000
        348,000  US TREASURY BILL^                                                    4.55         06/01/2006            348,000

                                                                                                                       1,245,000
                                                                                                                 ---------------

US TREASURY NOTES - 54.11%
     28,613,000  US TREASURY NOTE<<                                                   4.00         06/15/2009         27,795,956
      1,500,000  US TREASURY NOTE                                                     6.00         08/15/2009          1,542,538
      5,530,000  US TREASURY NOTE<<                                                   3.38         09/15/2009          5,256,741
      3,600,000  US TREASURY NOTE                                                     3.50         11/15/2009          3,427,452

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE       VALUE
US TREASURY NOTES (continued)
$     1,400,000  US TREASURY NOTE                                                     3.63%        01/15/2010    $     1,335,797
      4,920,000  US TREASURY NOTE<<                                                   3.50         02/15/2010          4,667,850
     28,045,000  US TREASURY NOTE<<                                                   4.00         03/15/2010         27,067,800
      8,024,000  US TREASURY NOTE<<                                                   4.13         08/15/2010          7,750,999
     33,403,000  US TREASURY NOTE<<                                                   3.88         09/15/2010         31,932,500
      1,007,000  US TREASURY NOTE                                                     4.75         03/31/2011            994,334

                                                                                                                     111,771,967
                                                                                                                 ---------------

TOTAL US TREASURY SECURITIES (COST $116,699,335)                                                                     113,016,967
                                                                                                                 ================

COLLATERAL INVESTED IN OTHER ASSETS - 40.10%
         71,694  ABBEY NATIONAL TREASURY SERVICE+/-++                                 5.15         01/16/2007             71,758
      1,063,844  AMERICAN EXPRESS BANK FSB+/-                                         5.04         01/26/2007          1,063,791
        670,684  AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.11         06/15/2007            671,006
      1,514,035  AQUIFER FUNDING LIMITED++                                            5.03         06/07/2006          1,512,779
        578,176  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.98         11/10/2006            578,176
        462,541  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.06         04/25/2007            462,509
        358,238  ATOMIUM FUNDING CORPORATION++                                        4.87         06/07/2006            357,941
      3,256,843  ATOMIUM FUNDING CORPORATION                                          5.06         06/15/2006          3,250,492
        156,894  ATOMIUM FUNDING CORPORATION++                                        5.08         06/19/2006            156,502
        122,573  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                     5.18         06/19/2006            122,571
      2,312,705  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $2,313,033)                                                    5.11         06/01/2006          2,312,705
      6,128,668  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $6,129,537)                                                          5.11         06/01/2006          6,128,668
         86,935  BETA FINANCE INCORPORATED SERIES MTN+/-++                            5.14         06/02/2006             86,935
      3,031,956  BHP BILLITON FINANCE USA LIMITED                                     5.05         06/12/2006          3,027,317
      7,846,769  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $7,847,883)         5.11         06/01/2006          7,846,769
      1,156,352  BUCKINGHAM CDO LLC                                                   5.06         07/24/2006          1,147,726
        231,270  BUCKINGHAM CDO LLC++                                                 5.07         06/26/2006            230,463
        335,342  CAIRN HIGH GRADE I LLC++                                             4.97         06/09/2006            334,970
        925,082  CAIRN HIGH GRADE I LLC                                               5.02         06/01/2006            925,082
      1,017,590  CAIRN HIGH GRADE I LLC                                               5.04         06/12/2006          1,016,033
        578,176  CAIRN HIGH GRADE I LLC++                                             5.04         06/14/2006            577,130
        508,795  CAIRN HIGH GRADE I LLC++                                             5.04         06/15/2006            507,803
        508,795  CAIRN HIGH GRADE I LLC                                               5.09         06/27/2006            506,948
         16,189  CAIRN HIGH GRADE I LLC                                               5.15         07/11/2006             16,098
         46,254  CC USA INCORPORATED+/-++                                             5.07         07/14/2006             46,255
        871,612  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.89         06/21/2006            869,189
        921,613  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.89         06/22/2006            918,922
        158,374  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.97         06/26/2006            157,821
        713,238  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.98         06/05/2006            712,839
        280,809  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.00         06/02/2006            280,769
        167,394  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.06         06/09/2006            167,208
         68,155  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.07         06/19/2006             67,985
        948,209  CEDAR SPRINGS CAPITAL COMPANY LLC                                    5.09         06/23/2006            945,298
        499,544  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.05         06/13/2006            499,544
         63,599  CREDIT SUISSE FIRST BOSTON+/-                                        5.21         06/19/2006             63,599
        173,453  CULLINAN FINANCE CORPORATION++                                       5.07         06/02/2006            173,429
      2,334,652  DEER VALLEY FUNDING LLC++                                            5.04         06/26/2006          2,326,504
      1,789,941  DEER VALLEY FUNDING LLC                                              5.08         06/27/2006          1,783,443
         75,163  DNB NOR BANK ASA                                                     5.08         07/05/2006             74,805
         28,909  EUREKA SECURITIZATION INCORPORATED++                                 5.06         06/23/2006             28,820
          8,696  FALCON ASSET SECURITIZATION CORPORATION                              4.91         06/15/2006              8,679
      2,312,705  FCAR OWNER TRUST SERIES II                                           5.04         06/22/2006          2,305,952
         23,127  FCAR OWNER TRUST SERIES II                                           5.29         10/03/2006             22,719
      1,156,352  FIVE FINANCE INCORPORATED+/-++                                       5.12         01/25/2007          1,156,803
         77,036  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.20         08/15/2006             76,218
      2,312,705  FOX TROT CDO LIMITED                                                 5.06         06/26/2006          2,304,633
        277,756  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.06         09/18/2006            277,870
        370,033  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.16         06/16/2006            370,033

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       633,450  GEORGE STREET FINANCE LLC++                                          5.03%        06/08/2006    $       632,835
      1,179,479  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.16         06/30/2006          1,179,479
        578,176  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.21         08/16/2006            578,176
         37,581  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.34         08/18/2006             37,593
         20,699  GRAMPIAN FUNDING LIMITED                                             4.85         07/03/2006             20,606
        277,525  HARRIER FINANCE FUNDING LLC                                          5.04         06/29/2006            276,442
        168,827  HBOS TREASURY SERVICES PLC+/-++                                      4.98         06/30/2006            168,807
      1,942,672  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.22         06/06/2006          1,942,672
      3,469,057  JPM CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $3,469,549)                                          5.11         06/01/2006          3,469,057
        115,890  K2 USA LLC SERIES MTN+/-++                                           5.13         07/24/2006            115,901
      1,480,131  KAUPTHING BANK HF+/-++                                               5.14         03/20/2007          1,478,236
         84,552  KLIO FUNDING CORPORATION++                                           5.06         06/22/2006             84,306
         41,906  KLIO FUNDING CORPORATION++                                           5.14         07/26/2006             41,581
        365,870  KLIO II FUNDING CORPORATION++                                        4.98         06/30/2006            364,392
         46,254  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.98         06/02/2006             46,254
      1,567,227  LEXINGTON PARKER CAPITAL CORPORATION++                               5.07         06/02/2006          1,567,008
        809,447  LIQUID FUNDING LIMITED+/-++                                          4.99         12/01/2006            809,447
        624,430  LIQUID FUNDING LIMITED+/-++                                          5.06         08/14/2006            624,430
      1,156,352  LIQUID FUNDING LIMITED++                                             5.09         06/30/2006          1,151,681
        127,199  MERRILL LYNCH & COMPANY+/-                                           5.09         06/06/2006            127,199
      1,618,893  MORGAN STANLEY+/-                                                    5.13         10/10/2006          1,618,893
      1,156,352  MORGAN STANLEY+/-                                                    5.13         10/30/2006          1,156,352
        355,578  MORGAN STANLEY SERIES EXL+/-                                         5.11         05/15/2007            355,671
         34,691  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20         07/21/2006             34,693
         59,830  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.57         06/15/2006             59,713
         49,376  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.06         06/19/2006             49,253
        193,573  NORTH SEA FUNDING LLC                                                4.97         06/21/2006            193,035
        258,445  OLD LINE FUNDING CORPORATION++                                       5.02         06/15/2006            257,941
         14,755  PERRY GLOBAL FUNDING LLC                                             4.80         06/12/2006             14,732
         70,098  PERRY GLOBAL FUNDING LLC SERIES A                                    5.07         06/23/2006             69,883
         20,814  PERRY GLOBAL FUNDING LLC SERIES A++                                  5.17         08/10/2006             20,608
      1,062,803  RACERS TRUST 2004-6-MM+/-++                                          5.10         05/22/2006          1,063,005
        107,425  REGENCY MARKETS #1 LLC                                               5.05         06/13/2006            107,246
      1,156,352  REGENCY MARKETS #1 LLC++                                             5.05         06/15/2006          1,154,097
        578,176  ROYAL BANK OF SCOTLAND PLC+/-++                                      5.22         11/24/2006            578,413
         73,197  ROYAL BANK OF SCOTLAND PLC+/-                                        5.22         11/24/2006             73,227
        578,176  SEDNA FINANCE INCORPORATED+/-++                                      4.83         12/08/2006            578,240
        462,541  SLM CORPORATION+/-++                                                 5.08         05/04/2007            462,504
        289,713  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.13         10/25/2006            289,797
      1,444,885  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                      4.91         06/26/2006          1,439,843
         22,040  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                    4.93         06/06/2006             22,025
        202,107  THUNDER BAY FUNDING INCORPORATED++                                   5.13         07/07/2006            201,089
         27,984  TICONDEROGA FUNDING LLC                                              5.07         06/01/2006             27,984
      2,775,246  TIERRA ALTA FUNDING I LIMITED                                        5.04         06/15/2006          2,769,834
      2,312,705  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.26         07/11/2006          2,312,705
        444,479  TRAVELERS INSURANCE COMPANY+/-                                       5.15         02/09/2007            444,470
      1,156,352  UNICREDITO ITALIANO NEW YORK SERIES+/-                               4.92         06/30/2006          1,156,004
        578,176  UNICREDITO ITALIANO SERIES LIB+/-++                                  5.09         03/09/2007            578,211
        578,176  VERSAILLES CDS LLC                                                   5.02         06/26/2006            576,158
        353,844  VERSAILLES CDS LLC                                                   5.05         06/27/2006            352,559
         48,567  VERSAILLES CDS LLC++                                                 5.05         06/28/2006             48,384
        578,176  VERSAILLES CDS LLC                                                   5.07         06/21/2006            576,569
        281,641  WHISTLEJACKET CAPITAL LIMITED                                        5.03         06/26/2006            280,658
         27,637  WHITE PINE FINANCE LLC                                               5.14         08/04/2006             27,386
        601,303  WHITE PINE FINANCE LLC SERIES MTN1+/-++                              5.07         06/12/2006            601,309
         16,281  YORKTOWN CAPITAL LLC                                                 5.16         07/06/2006             16,202

                                                                                                                      82,836,304
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $82,836,304)                                                            82,836,304
                                                                                                                 ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2010 FUND
--------------------------------------------------------------------------------

                                                                                                                     VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $270,738,383)*                                    139.46%                                                  $   288,083,908

OTHER ASSETS AND LIABILITIES, NET                       (39.46)                                                      (81,514,034)
                                                       -------                                                   ---------------

TOTAL NET ASSETS                                        100.00%                                                  $   206,569,874
                                                       -------                                                   ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 62.85%

AMUSEMENT & RECREATION SERVICES - 0.12%
          3,374  HARRAH'S ENTERTAINMENT INCORPORATED                                                              $        256,536
          4,756  INTERNATIONAL GAME TECHNOLOGY                                                                             177,066
          1,021  MULTIMEDIA GAMES INCORPORATED+<<                                                                           11,445

                                                                                                                           445,047
                                                                                                                  ----------------

APPAREL & ACCESSORY STORES - 0.27%
          1,845  ABERCROMBIE & FITCH COMPANY CLASS A                                                                       106,733
          2,106  AEROPOSTALE INCORPORATED+                                                                                  52,102
          2,999  CHICO'S FAS INCORPORATED+                                                                                  89,880
          8,723  GAP INCORPORATED                                                                                          158,759
          3,874  KOHL'S CORPORATION+                                                                                       207,995
          6,598  LIMITED BRANDS                                                                                            179,202
          3,907  NORDSTROM INCORPORATED                                                                                    143,895
          3,523  ROSS STORES INCORPORATED                                                                                   99,525

                                                                                                                         1,038,091
                                                                                                                  ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.32%
         12,268  BENETTON GROUP SPA ADR                                                                                    364,973
          2,454  JONES APPAREL GROUP INCORPORATED                                                                           79,608
          2,388  LIZ CLAIBORNE INCORPORATED                                                                                 92,344
          2,013  VF CORPORATION                                                                                            126,678
          7,315  WACOAL CORPORATION ADR                                                                                    541,456

                                                                                                                         1,205,059
                                                                                                                  ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
          3,862  AUTONATION INCORPORATED+                                                                                   83,767
            810  AUTOZONE INCORPORATED+                                                                                     73,491
          2,582  CARMAX INCORPORATED+                                                                                       82,133
          2,331  COPART INCORPORATED+                                                                                       63,963

                                                                                                                           303,354
                                                                                                                  ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.37%
          2,328  CENTEX CORPORATION                                                                                        111,022
          4,701  D.R. HORTON INCORPORATED                                                                                  123,918
          2,247  LENNAR CORPORATION CLASS A                                                                                107,654
          1,059  MDC HOLDINGS INCORPORATED                                                                                  57,345
            118  NVR INCORPORATED+<<                                                                                        71,862
          3,434  PULTE HOMES INCORPORATED                                                                                  111,502
         57,080  SEKISUI HOUSE LIMITED                                                                                     801,900

                                                                                                                         1,385,203
                                                                                                                  ----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.50%
          2,362  FASTENAL COMPANY                                                                                          101,566
         27,720  HOME DEPOT INCORPORATED                                                                                 1,056,686
         10,101  LOWE'S COMPANIES INCORPORATED                                                                             629,090
          2,029  SHERWIN-WILLIAMS COMPANY                                                                                   98,143

                                                                                                                         1,885,485
                                                                                                                  ----------------

BUSINESS SERVICES - 3.58%
          4,961  3COM CORPORATION+                                                                                          22,374
          1,630  AARON RENTS INCORPORATED                                                                                   44,010
            384  ADMINISTAFF INCORPORATED                                                                                   14,757
          8,498  ADOBE SYSTEMS INCORPORATED+                                                                               243,298

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
          1,659  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                               $         82,817
          2,613  AKAMAI TECHNOLOGIES INCORPORATED+                                                                          81,761
          1,502  ANSYS INCORPORATED+                                                                                        75,761
          1,014  ARBITRON INCORPORATED<<                                                                                    40,418
          3,790  AUTODESK INCORPORATED+                                                                                    137,918
          7,318  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    332,749
          1,029  AVOCENT CORPORATION+                                                                                       23,399
          6,426  BEA SYSTEMS INCORPORATED+                                                                                  87,137
          5,081  BISYS GROUP INCORPORATED+                                                                                  74,945
            566  BLUE COAT SYSTEMS INCORPORATED+                                                                             8,988
          4,000  BMC SOFTWARE INCORPORATED+                                                                                 80,600
          1,927  BRINK'S COMPANY                                                                                           105,889
          6,910  CA INCORPORATED                                                                                           150,154
          5,101  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                       92,022
         14,699  CENDANT CORPORATION                                                                                       237,683
          3,267  CERIDIAN CORPORATION+                                                                                      79,486
          1,720  CHECKFREE CORPORATION+                                                                                     85,880
          1,587  CHOICEPOINT INCORPORATED+<<                                                                                70,637
          3,089  CITRIX SYSTEMS INCORPORATED+                                                                              116,085
          3,755  CNET NETWORKS INCORPORATED+                                                                                32,894
          1,111  COGNEX CORPORATION                                                                                         27,897
          2,485  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       146,615
          2,778  COMPUTER SCIENCES CORPORATION+                                                                            156,262
          9,026  COMPUWARE CORPORATION+                                                                                     66,431
          3,324  CONVERGYS CORPORATION+                                                                                     61,959
          2,324  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                    54,103
          1,899  DELUXE CORPORATION                                                                                         40,810
            928  DIGITAL RIVER INCORPORATED+                                                                                40,795
          1,114  DST SYSTEMS INCORPORATED+                                                                                  65,503
         14,550  EBAY INCORPORATED+                                                                                        477,385
          2,843  EFUNDS CORPORATION+                                                                                        64,195
          4,412  ELECTRONIC ARTS INCORPORATED+                                                                             185,613
          7,554  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       185,224
          1,428  ELECTRONICS FOR IMAGING INCORPORATED+                                                                      33,458
          2,528  EQUIFAX INCORPORATED                                                                                       91,210
          1,674  FAIR ISAAC CORPORATION<<                                                                                   59,544
          2,392  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        87,882
            610  FILENET CORPORATION+<<                                                                                     15,890
          9,834  FIRST DATA CORPORATION                                                                                    453,446
          3,002  FISERV INCORPORATED+                                                                                      129,536
            944  GETTY IMAGES INCORPORATED+<<                                                                               61,992
          2,119  GOOGLE INCORPORATED CLASS A+                                                                              787,887
          1,166  HUDSON HIGHLAND GROUP INCORPORATED+                                                                        13,899
          1,234  HYPERION SOLUTIONS CORPORATION+                                                                            35,428
          3,482  IMS HEALTH INCORPORATED                                                                                    93,944
          1,144  INFOSPACE INCORPORATED+                                                                                    25,941
          3,476  INTERNET CAPITAL GROUP INCORPORATED+                                                                       29,963
          7,343  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             69,979
          2,160  INTUIT INCORPORATED+                                                                                      119,426
          2,144  IRON MOUNTAIN INCORPORATED+                                                                                79,199
          7,746  JUNIPER NETWORKS INCORPORATED+                                                                            123,394
          1,521  KRONOS INCORPORATED+                                                                                       60,840
          1,336  LAMAR ADVERTISING COMPANY CLASS A+<<                                                                       72,839
            463  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                        9,316
          1,793  MANPOWER INCORPORATED                                                                                     118,033
          2,995  MCAFEE INCORPORATED+                                                                                       70,832
        118,044  MICROSOFT CORPORATION                                                                                   2,673,697
            271  MICROSTRATEGY INCORPORATED CLASS A+                                                                        25,577
          2,140  MONSTER WORLDWIDE INCORPORATED+                                                                           104,582
          4,039  MPS GROUP INCORPORATED+                                                                                    60,747
          3,105  NCR CORPORATION+                                                                                          121,343
          7,283  NOVELL INCORPORATED+<<                                                                                     56,298
          2,443  OMNICOM GROUP INCORPORATED                                                                                232,354

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
BUSINESS SERVICES (continued)
         49,919  ORACLE CORPORATION+                                                                              $        709,848
          2,896  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         38,633
          5,059  REALNETWORKS INCORPORATED+                                                                                 47,858
          2,585  RED HAT INCORPORATED+<<                                                                                    67,779
         22,757  RENTOKIL INITIAL PLC ADR<<                                                                                308,742
          3,999  REUTERS GROUP PLC ADR                                                                                     169,718
          3,118  ROBERT HALF INTERNATIONAL INCORPORATED                                                                    127,963
          2,958  RSA SECURITY INCORPORATED+                                                                                 44,459
            841  SAFENET INCORPORATED+<<                                                                                    13,977
          7,542  SAP AG ADR<<                                                                                              396,935
         46,673  SUN MICROSYSTEMS INCORPORATED+                                                                            217,496
          2,222  SYBASE INCORPORATED+                                                                                       45,262
         15,402  SYMANTEC CORPORATION+                                                                                     240,271
          3,039  SYNOPSYS INCORPORATED+                                                                                     62,087
          2,164  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                              35,252
          4,561  TIBCO SOFTWARE INCORPORATED+                                                                               34,983
            957  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                       37,380
            592  TRAVELZOO INCORPORATED+                                                                                    17,630
          6,212  UNISYS CORPORATION+                                                                                        40,875
          2,873  UNITED ONLINE INCORPORATED<<                                                                               34,246
          1,620  UNITED RENTALS INCORPORATED+<<                                                                             52,780
          1,516  USA MOBILITY INCORPORATED+                                                                                 30,760
          3,096  VASCO DATA SECURITY INTERNATIONAL INCORPORATED+                                                            25,852
          3,878  VERISIGN INCORPORATED+                                                                                     87,061
          1,374  VIAD CORPORATION                                                                                           42,168
          1,490  WEBSENSE INCORPORATED+<<                                                                                   33,003
          4,177  WPP GROUP PLC ADR                                                                                         257,303
         16,001  YAHOO! INCORPORATED+<<                                                                                    505,472

                                                                                                                        13,538,723
                                                                                                                  ----------------

CHEMICALS & ALLIED PRODUCTS - 5.74%
         19,478  ABBOTT LABORATORIES                                                                                       831,711
          2,972  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     192,734
          6,097  AKZO NOBEL NV ADR                                                                                         328,811
          1,369  ALBERTO-CULVER COMPANY CLASS B                                                                             63,672
            610  ALEXION PHARMACEUTICALS INCORPORATED+                                                                      19,831
          2,287  ALKERMES INCORPORATED+<<                                                                                   45,328
         15,752  AMGEN INCORPORATED+                                                                                     1,064,678
          1,882  ANDRX CORPORATION+                                                                                         43,964
            348  ARKEMA INCORPORATED ADR+                                                                                   12,521
          9,176  ASTRAZENECA PLC ADR<<                                                                                     485,777
          1,415  AVERY DENNISON CORPORATION                                                                                 84,037
          6,414  AVON PRODUCTS INCORPORATED                                                                                203,324
          1,899  BALCHEM CORPORATION                                                                                        39,309
          5,623  BASF AG ADR                                                                                               457,712
          8,019  BAYER AG ADR                                                                                              360,213
          4,796  BIOGEN IDEC INCORPORATED+                                                                                 223,637
         24,230  BRISTOL-MYERS SQUIBB COMPANY<<                                                                            594,846
          2,319  CABOT CORPORATION                                                                                          76,828
          7,152  CHEMTURA CORPORATION                                                                                       70,304
          1,282  CLOROX COMPANY<<                                                                                           81,010
          6,539  COLGATE-PALMOLIVE COMPANY                                                                                 394,563
          1,851  DENDREON CORPORATION+<<                                                                                     8,144
          2,169  DISCOVERY LABORATORIES INCORPORATED+<<                                                                      4,837
         12,540  DOW CHEMICAL COMPANY                                                                                      499,970
         12,399  E.I. DU PONT DE NEMOURS & COMPANY                                                                         527,329
          1,765  EASTMAN CHEMICAL COMPANY                                                                                   99,511
          3,093  ECOLAB INCORPORATED                                                                                       119,730
         12,367  ELI LILLY & COMPANY                                                                                       638,632
          1,703  ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                              69,721
          4,337  FOREST LABORATORIES INCORPORATED+                                                                         162,551
          6,246  GENENTECH INCORPORATED+                                                                                   518,168

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          3,617  GENZYME CORPORATION+                                                                             $        215,212
          6,204  GILEAD SCIENCES INCORPORATED+                                                                             355,675
         14,513  GLAXOSMITHKLINE PLC ADR                                                                                   802,569
          2,898  HOSPIRA INCORPORATED+                                                                                     129,859
          1,284  IMCLONE SYSTEMS INCORPORATED+<<                                                                            51,360
          2,186  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            77,800
            907  INVITROGEN CORPORATION+<<                                                                                  57,812
          1,958  K-V PHARMACEUTICAL COMPANY CLASS A+                                                                        39,708
          4,161  KING PHARMACEUTICALS INCORPORATED+                                                                         73,983
          1,613  LUBRIZOL CORPORATION                                                                                       65,197
          2,188  MEDAREX INCORPORATED+<<                                                                                    22,449
          1,518  MEDICINES COMPANY+                                                                                         28,083
          1,259  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                               37,543
          3,674  MEDIMMUNE INCORPORATED+                                                                                   116,907
         27,928  MERCK & COMPANY INCORPORATED                                                                              929,723
          1,831  MGI PHARMA INCORPORATED+<<                                                                                 32,976
          5,325  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                   45,582
          3,704  MONSANTO COMPANY                                                                                          311,729
          3,648  MYLAN LABORATORIES INCORPORATED                                                                            76,280
            788  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                       15,531
         15,585  NOVARTIS AG ADR                                                                                           864,656
          3,594  NOVO NORDISK A/S ADR                                                                                      223,367
            640  NPS PHARMACEUTICALS INCORPORATED+                                                                           3,546
            644  OM GROUP INCORPORATED+                                                                                     20,402
          1,056  ONYX PHARMACEUTICALS INCORPORATED+<<                                                                       21,109
            954  OSI PHARMACEUTICALS INCORPORATED+<<                                                                        27,303
          1,280  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                 29,376
          2,189  PDL BIOPHARMA INCORPORATED+                                                                                44,327
         95,057  PFIZER INCORPORATED                                                                                     2,249,049
          2,464  PPG INDUSTRIES INCORPORATED                                                                               158,534
          4,529  PRAXAIR INCORPORATED                                                                                      238,678
         40,283  PROCTER & GAMBLE COMPANY                                                                                2,185,353
            499  PROGENICS PHARMACEUTICALS INCORPORATED+                                                                    10,584
          9,328  ROCHE HOLDING AG ADR                                                                                      728,198
          2,472  ROHM & HAAS COMPANY                                                                                       124,614
          1,130  SALIX PHARMACEUTICALS LIMITED+                                                                             13,650
         12,143  SANOFI-AVENTIS ADR                                                                                        574,000
         19,680  SCHERING-PLOUGH CORPORATION                                                                               375,101
          1,835  SEPRACOR INCORPORATED+                                                                                     94,998
         18,624  SHISEIDO COMPANY LIMITED ADR<<                                                                            332,245
          1,125  SIGMA-ALDRICH CORPORATION                                                                                  78,098
         20,825  SYNGENTA AG ADR                                                                                           573,937
            345  TRONOX INCORPORATED CLASS B                                                                                 4,461
          2,403  VALSPAR CORPORATION                                                                                        66,131
          1,786  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                     61,617
         17,354  WYETH                                                                                                     793,772

                                                                                                                        21,706,487
                                                                                                                  ----------------

COAL MINING - 0.15%
          3,264  ARCH COAL INCORPORATED                                                                                    157,814
          2,128  CONSOL ENERGY INCORPORATED<<                                                                              187,796
          3,696  PEABODY ENERGY CORPORATION                                                                                230,409

                                                                                                                           576,019
                                                                                                                  ----------------

COMMUNICATIONS - 3.12%
          1,842  ADTRAN INCORPORATED                                                                                        46,455
          4,229  ALLTEL CORPORATION                                                                                        261,564
          5,771  AMERICAN TOWER CORPORATION CLASS A+                                                                       178,728
         50,490  AT&T INCORPORATED<<                                                                                     1,315,769
          7,190  AVAYA INCORPORATED+                                                                                        84,914

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
COMMUNICATIONS (continued)
         23,289  BELLSOUTH CORPORATION                                                                            $        786,470
          4,617  BRITISH SKY BROADCASTING GROUP PLC ADR                                                                    184,495
          7,642  BT GROUP PLC ADR                                                                                          338,999
          3,436  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                                67,552
          2,522  CENTURYTEL INCORPORATED                                                                                    90,162
          7,155  CINCINNATI BELL INCORPORATED+<<                                                                            27,833
          6,944  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 213,875
         27,174  COMCAST CORPORATION CLASS A+                                                                              873,101
          4,460  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   141,694
         22,161  DEUTSCHE TELEKOM AG ADR<<                                                                                 360,116
          9,532  DIRECTV GROUP INCORPORATED+                                                                               167,382
          4,069  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                              121,785
          1,866  EMBARQ CORPORATION+                                                                                        77,769
          3,267  EMMIS COMMUNICATIONS CORPORATION CLASS A+                                                                  52,468
            694  EQUINIX INCORPORATED+                                                                                      40,446
          5,263  EXTREME NETWORKS INCORPORATED+                                                                             23,368
          3,018  FOUNDRY NETWORKS INCORPORATED+                                                                             38,812
         11,559  FRANCE TELECOM SA ADR                                                                                     266,897
            237  HOMESTORE.COM INCORPORATED+                                                                                 1,413
          3,527  IAC INTERACTIVECORP+<<                                                                                     91,102
          3,154  LAGARDERE SCA ADR                                                                                         249,552
          5,786  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                      132,673
          1,888  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       150,188
          9,438  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   169,498
            168  LIN TV CORPORATION CLASS A+                                                                                 1,478
            780  LIVE NATION INCORPORATED+                                                                                  17,784
          3,596  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                   102,126
         10,030  NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR<<                                                            247,841
         16,228  NTT DOCOMO INCORPORATED ADR                                                                               264,354
         23,822  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                          166,992
          7,601  REED ELSEVIER PLC ADR                                                                                     295,223
          3,639  SAGA COMMUNICATIONS INCORPORATED CLASS A+                                                                  36,718
          2,638  SBA COMMUNICATIONS CORPORATION+                                                                            60,384
         37,326  SPRINT NEXTEL CORPORATION                                                                                 791,684
         13,985  TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                     447,940
         11,168  TELEFONICA SA ADR                                                                                         548,796
          1,021  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                      39,799
          3,651  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                            131,253
          2,970  UTSTARCOM INCORPORATED+<<                                                                                  18,949
         37,759  VERIZON COMMUNICATIONS INCORPORATED                                                                     1,178,458
         37,120  VODAFONE GROUP PLC ADR<<                                                                                  853,760
          3,336  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                          48,105

                                                                                                                        11,806,724
                                                                                                                  ----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.01%
          1,874  DYCOM INDUSTRIES INCORPORATED+                                                                             40,366
                                                                                                                  ----------------

DEPOSITORY INSTITUTIONS - 7.48%
         13,687  ABN AMRO HOLDING NV ADR                                                                                   378,845
         10,131  ALLIED IRISH BANKS PLC ADR                                                                                485,478
          3,816  AMCORE FINANCIAL INCORPORATED                                                                             115,052
          4,057  AMERIS BACORP                                                                                              86,414
          1,395  AMES NATIONAL CORPORATION<<                                                                                32,183
          5,934  AMSOUTH BANCORPORATION                                                                                    159,031
          3,908  ASSOCIATED BANC-CORP                                                                                      129,198
         30,479  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                  632,439
         40,339  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                  582,899
          2,784  BANCTRUST FINANCIAL GROUP INCORPORATED                                                                     60,357
         59,273  BANK OF AMERICA CORPORATION                                                                             2,868,813
          9,640  BANK OF NEW YORK COMPANY INCORPORATED                                                                     320,337
         10,653  BARCLAYS PLC ADR                                                                                          493,767

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
          7,272  BB&T CORPORATION                                                                                 $        302,297
          1,843  BERKSHIRE HILLS BANCORP INCORPORATED                                                                       63,399
         13,698  BNP PARIBAS SA ADR<<                                                                                      640,439
          1,841  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                             55,230
          2,303  CAPITOL BANCORP LIMITED                                                                                    94,331
          2,462  CASCADE BANCORP                                                                                            69,552
          1,701  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                      61,185
          3,246  CHITTENDEN CORPORATION                                                                                     87,804
         65,556  CITIGROUP INCORPORATED                                                                                  3,231,911
          1,454  CITIZENS & NORTHERN CORPORATION<<                                                                          30,330
          3,569  CITIZENS BANKING CORPORATION MICHIGAN                                                                      95,078
          1,339  CITY BANK LYNNWOOD WASHINGTON                                                                              61,487
            912  CITY NATIONAL CORPORATION                                                                                  66,330
          3,149  COASTAL FINANCIAL CORPORATION<<                                                                            40,780
          4,072  COBIZ INCORPORATED                                                                                         84,983
          2,053  COMERICA INCORPORATED                                                                                     112,402
          2,043  COMMERCE BANCSHARES INCORPORATED                                                                          105,644
          3,341  COMMUNITY BANK SYSTEM INCORPORATED                                                                         64,782
          2,695  COMPASS BANCSHARES INCORPORATED                                                                           149,977
          5,295  DEUTSCHE BANK AG                                                                                          607,125
          1,264  FARMERS CAPITAL BANK CORPORATION                                                                           37,427
          5,349  FIFTH THIRD BANCORP<<                                                                                     203,262
          2,039  FIRST HORIZON NATIONAL CORPORATION                                                                         81,478
          3,105  FIRST OAK BROOK BANCSHARES INCORPORATED                                                                   113,922
          2,934  FIRST PLACE FINANCIAL CORPORATION                                                                          67,042
          2,016  FIRST REPUBLIC BANK                                                                                        84,712
          3,998  FIRSTMERIT CORPORATION                                                                                     91,994
          6,423  FULTON FINANCIAL CORPORATION                                                                              100,646
          3,270  GOLDEN WEST FINANCIAL CORPORATION                                                                         239,037
          9,674  HBOS PLC ADR<<                                                                                            496,653
          5,064  HORIZON FINANCIAL CORPORATION                                                                             123,916
          9,342  HSBC HOLDINGS PLC ADR<<                                                                                   814,809
          4,187  HUNTINGTON BANCSHARES INCORPORATED                                                                         98,478
          6,789  HYPO REAL ESTATE HOLDING AG ADR                                                                           428,596
          1,495  IBERIABANK CORPORATION                                                                                     91,031
          4,398  INTERCHANGE FINANCIAL SERVICES CORPORATION<<                                                               98,867
          1,677  INVESTORS FINANCIAL SERVICES CORPORATION                                                                   73,352
          1,361  ITLA CAPITAL CORPORATION                                                                                   67,846
         45,099  JP MORGAN CHASE & COMPANY                                                                               1,923,021
          5,357  KEYCORP                                                                                                   191,352
         11,481  LLOYDS TSB GROUP PLC ADR<<                                                                                435,130
          1,162  M&T BANK CORPORATION                                                                                      133,746
          3,907  MARSHALL & ILSLEY CORPORATION                                                                             177,143
          5,368  MELLON FINANCIAL CORPORATION                                                                              194,214
          1,342  MERCANTILE BANK CORPORATION                                                                                53,948
          3,501  MERCANTILE BANKSHARES CORPORATION                                                                         125,861
          5,756  NATIONAL AUSTRALIA BANK LIMITED ADR                                                                       768,138
         53,167  NATIONAL BANK OF GREECE SA ADR                                                                            448,729
          6,621  NATIONAL CITY CORPORATION                                                                                 244,182
          5,294  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                  88,198
          6,403  NORTH FORK BANCORPORATION INCORPORATED                                                                    188,696
          2,979  NORTHERN TRUST CORPORATION                                                                                166,586
            969  PARK NATIONAL CORPORATION                                                                                  92,007
          2,316  PEOPLES BANCORP INCORPORATED                                                                               65,960
          3,762  PFF BANCORP INCORPORATED                                                                                  127,908
          3,190  PNC FINANCIAL SERVICES GROUP                                                                              219,823
          2,473  PREMIERWEST BANCORP                                                                                        35,336
          3,746  PROSPERITY BANCSHARES INCORPORATED                                                                        120,958
          2,956  R&G FINANCIAL CORPORATION CLASS B                                                                          26,900
          6,283  REGIONS FINANCIAL CORPORATION                                                                             212,680
         13,498  SANPAOLO IMI SPA ADR                                                                                      483,228
         19,570  SOCIETE GENERALE ADR                                                                                      604,288
          5,787  SOVEREIGN BANCORP INCORPORATED                                                                            129,050

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
          4,603  STATE BANCORP INCORPORATED                                                                       $         74,388
          4,110  STATE STREET CORPORATION                                                                                  255,231
          3,579  STERLING BANCORPORATION NEW YORK                                                                           66,041
            805  SUMMIT FINANCIAL GROUP INCORPORATED<<                                                                      16,301
          4,154  SUNTRUST BANKS INCORPORATED                                                                               314,499
          1,706  SVB FINANCIAL GROUP+                                                                                       82,263
          5,513  SYNOVUS FINANCIAL CORPORATION                                                                             145,047
          3,123  TCF FINANCIAL CORPORATION                                                                                  83,384
          2,580  TOMPKINS TRUST COMPANY INCORPORATED                                                                       105,677
          3,686  TRUSTMARK CORPORATION                                                                                     110,617
          1,458  UNITED SECURITY BANCSHARES INCORPORATED<<                                                                  42,136
         23,915  US BANCORP                                                                                                738,256
          3,675  VALLEY NATIONAL BANCORP<<                                                                                  90,074
         20,165  WACHOVIA CORPORATION                                                                                    1,078,828
         12,301  WASHINGTON MUTUAL INCORPORATED                                                                            564,739
          1,624  WEBSTER FINANCIAL CORPORATION                                                                              78,748
         13,705  WESTPAC BANKING CORPORATION ADR                                                                         1,197,406
          1,098  WILMINGTON TRUST CORPORATION<<                                                                             46,896
            926  WINTRUST FINANCIAL CORPORATION                                                                             47,532
          2,321  YARDVILLE NATIONAL BANCORP                                                                                 85,436
          1,583  ZIONS BANCORPORATION                                                                                      128,271

                                                                                                                        28,291,799
                                                                                                                  ----------------

EATING & DRINKING PLACES - 0.34%
          2,797  BOB EVANS FARMS INCORPORATED                                                                               78,008
          2,739  CHEESECAKE FACTORY INCORPORATED+<<                                                                         80,143
          3,324  DARDEN RESTAURANTS INCORPORATED                                                                           117,703
          8,662  DENNYS CORPORATION+                                                                                        39,845
          2,213  JACK IN THE BOX INCORPORATED+                                                                              92,194
            863  KRISPY KREME DOUGHNUTS INCORPORATED+                                                                        8,138
         16,963  MCDONALD'S CORPORATION                                                                                    562,663
          1,772  OSI RESTAURANT PARTNERS INCORPORATED                                                                       64,997
          4,662  YUM! BRANDS INCORPORATED                                                                                  234,965

                                                                                                                         1,278,656
                                                                                                                  ----------------

EDUCATIONAL SERVICES - 0.05%
          2,426  APOLLO GROUP INCORPORATED CLASS A+                                                                        126,904
          2,129  CAREER EDUCATION CORPORATION+                                                                              69,384

                                                                                                                           196,288
                                                                                                                  ----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.05%
         10,720  AES CORPORATION+                                                                                          197,248
          3,468  ALLEGHENY ENERGY INCORPORATED+                                                                            126,443
          4,780  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      57,025
          2,731  AMEREN CORPORATION                                                                                        135,157
          5,732  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              196,436
          8,228  BG GROUP PLC ADR                                                                                          550,865
          1,677  BLACK HILLS CORPORATION                                                                                    56,733
          6,206  CENTERPOINT ENERGY INCORPORATED<<                                                                          74,410
          1,992  CH ENERGY GROUP INCORPORATED                                                                               91,732
          7,875  CITIZENS COMMUNICATIONS COMPANY                                                                            99,855
         36,238  CLP HOLDINGS LIMITED                                                                                      207,872
          6,418  CMS ENERGY CORPORATION+                                                                                    82,407
          3,162  CONNECTICUT WATER SERVICE INCORPORATED                                                                     73,548
          2,754  CONSOLIDATED EDISON INCORPORATED<<                                                                        121,451
          2,683  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   138,711
          4,199  DOMINION RESOURCES INCORPORATED                                                                           304,764
          2,282  DTE ENERGY COMPANY                                                                                         92,239
         17,515  DUKE ENERGY CORPORATION                                                                                   494,273

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
         13,631  E.ON AG ADR<<                                                                                    $        524,112
          5,122  EDISON INTERNATIONAL                                                                                      200,987
         10,304  EL PASO CORPORATION                                                                                       160,433
         13,522  ENDESA SA ADR                                                                                             453,798
          2,759  ENERGYSOUTH INCORPORATED                                                                                   87,957
          2,621  ENTERGY CORPORATION                                                                                       183,758
          8,634  EXELON CORPORATION                                                                                        488,771
          4,420  FIRSTENERGY CORPORATION                                                                                   231,697
          4,729  FPL GROUP INCORPORATED                                                                                    188,356
        278,598  HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                                 624,895
          3,855  INTERNATIONAL POWER PLC ADR                                                                               210,329
          2,467  KEYSPAN CORPORATION                                                                                        98,754
          1,500  KINDER MORGAN INCORPORATED                                                                                150,720
          3,704  LACLEDE GROUP INCORPORATED                                                                                124,640
          4,284  MIDDLESEX WATER COMPANY<<                                                                                  77,626
          8,771  NATIONAL GRID PLC ADR                                                                                     497,053
          5,464  NISOURCE INCORPORATED                                                                                     118,951
          2,311  NRG ENERGY INCORPORATED+<<                                                                                114,972
          3,143  NSTAR                                                                                                      86,935
          5,265  PG&E CORPORATION                                                                                          208,915
          1,786  PINNACLE WEST CAPITAL CORPORATION                                                                          70,351
          5,958  PPL CORPORATION                                                                                           177,370
          3,905  PROGRESS ENERGY INCORPORATED                                                                              164,166
          3,335  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              212,540
          7,982  RELIANT ENERGY INCORPORATED+<<                                                                             92,990
          4,650  RWE AG ADR                                                                                                396,887
         12,123  SCOTTISH POWER PLC ADR B SHARES+                                                                           81,466
          3,460  SEMPRA ENERGY                                                                                             155,596
          9,313  SOUTHERN COMPANY                                                                                          297,737
         10,687  SUEZ SA ADR                                                                                               411,343
          6,377  TXU CORPORATION                                                                                           365,402
          1,887  UIL HOLDINGS CORPORATION                                                                                  104,219
         13,921  UNITED UTILITIES PLC ADR<<                                                                                350,531
          7,547  WASTE MANAGEMENT INCORPORATED                                                                             276,371
          8,972  WILLIAMS COMPANIES INCORPORATED                                                                           202,767
          1,995  WPS RESOURCES CORPORATION                                                                                  97,396
          7,904  XCEL ENERGY INCORPORATED                                                                                  148,358

                                                                                                                        11,540,318
                                                                                                                  ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.94%
          1,590  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                     28,493
          6,109  ADVANCED MICRO DEVICES INCORPORATED+                                                                      188,707
         11,140  ALCATEL SA ADR+<<                                                                                         147,828
          5,475  ALTERA CORPORATION+                                                                                       107,091
          3,986  AMERICAN POWER CONVERSION CORPORATION                                                                      78,445
          4,814  ANALOG DEVICES INCORPORATED                                                                               162,376
          3,777  ANDREW CORPORATION+                                                                                        38,223
          6,682  APPLIED MICRO CIRCUITS CORPORATION+                                                                        19,645
            737  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     12,934
            482  ATMI INCORPORATED+                                                                                         12,628
          5,302  BROADCOM CORPORATION CLASS A+                                                                             179,261
          5,613  CANON INCORPORATED ADR<<                                                                                  394,033
         25,514  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                      243,659
         80,996  CISCO SYSTEMS INCORPORATED+                                                                             1,594,001
          3,909  COMVERSE TECHNOLOGY INCORPORATED+                                                                          88,031
          1,434  CREE INCORPORATED+<<                                                                                       36,782
            778  CYMER INCORPORATED+                                                                                        36,091
          2,451  CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                       37,206
          1,779  DITECH NETWORKS INCORPORATED+                                                                              16,082
             90  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                 1,790
          5,051  EMERSON ELECTRIC COMPANY                                                                                  416,809
            781  ENDWAVE CORPORATION+                                                                                       10,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          5,904  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                    $        184,264
          6,669  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                               23,408
        135,573  GENERAL ELECTRIC COMPANY                                                                                4,644,731
            286  GREATBATCH INCORPORATED+<<                                                                                  6,489
          1,024  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               86,764
          2,620  HARRIS CORPORATION                                                                                        106,686
          3,691  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                 52,929
         74,086  INTEL CORPORATION                                                                                       1,335,030
          1,577  INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                   44,708
          1,461  INTERNATIONAL RECTIFIER CORPORATION+<<                                                                     65,088
          2,729  INTERSIL CORPORATION CLASS A                                                                               73,165
          3,174  JABIL CIRCUIT INCORPORATED                                                                                110,519
         14,743  JDS UNIPHASE CORPORATION+                                                                                  44,671
          2,792  KLA-TENCOR CORPORATION                                                                                    114,584
          9,822  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NEW YORK SHARES                                                310,473
          1,777  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  129,650
          8,573  LATTICE SEMICONDUCTOR CORPORATION+                                                                         51,695
          4,009  LINEAR TECHNOLOGY CORPORATION                                                                             135,304
          1,248  LITTELFUSE INCORPORATED+                                                                                   43,717
          6,466  LSI LOGIC CORPORATION+                                                                                     62,914
         54,668  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                       139,403
         21,677  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                        473,209
          4,711  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    144,769
          5,184  MCDATA CORPORATION CLASS A+                                                                                19,596
          3,268  MICROCHIP TECHNOLOGY INCORPORATED                                                                         112,092
          8,643  MICRON TECHNOLOGY INCORPORATED+                                                                           143,128
         35,474  MINEBEA COMPANY LIMITED ADR                                                                               418,941
          2,969  MOLEX INCORPORATED                                                                                        105,400
         30,737  MOTOROLA INCORPORATED                                                                                     648,243
          1,032  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    56,038
          5,418  NATIONAL SEMICONDUCTOR CORPORATION                                                                        139,134
          5,150  NETWORK APPLIANCE INCORPORATED+                                                                           164,800
         14,713  NIDEC CORPORATION ADR<<                                                                                   278,811
         18,200  NOKIA OYJ ADR                                                                                             390,754
          2,640  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           61,142
          5,164  NVIDIA CORPORATION+                                                                                       118,669
         11,050  OMRON CORPORATION                                                                                         300,620
            852  OPENWAVE SYSTEMS INCORPORATED+<<                                                                           12,047
          1,052  PLEXUS CORPORATION+                                                                                        41,375
          4,426  PMC-SIERRA INCORPORATED+                                                                                   42,667
          2,710  POLYCOM INCORPORATED+                                                                                      58,509
          3,676  QLOGIC CORPORATION+                                                                                        65,727
         21,521  QUALCOMM INCORPORATED                                                                                     972,964
          1,490  RAMBUS INCORPORATED+                                                                                       36,147
          6,449  RF MICRO DEVICES INCORPORATED+                                                                             46,755
          3,052  ROCKWELL COLLINS INCORPORATED                                                                             166,639
            699  ROGERS CORPORATION+                                                                                        39,815
          9,166  SANMINA-SCI CORPORATION+                                                                                   43,080
            734  SILICON LABORATORIES INCORPORATED+<<                                                                       28,633
         14,956  SIRIUS SATELLITE RADIO INCORPORATED+                                                                       67,751
          3,346  SKYWORKS SOLUTIONS INCORPORATED+                                                                           18,938
         10,387  SONY CORPORATION ADR                                                                                      469,181
          3,062  TDK CORPORATION ADR                                                                                       251,237
          7,764  TELLABS INCORPORATED+                                                                                     111,025
         20,847  TEXAS INSTRUMENTS INCORPORATED                                                                            651,052
          1,913  THOMAS & BETTS CORPORATION+                                                                               109,998
          4,972  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                       25,656
          1,398  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    43,268
          3,495  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                     56,794
            143  WHIRLPOOL CORPORATION                                                                                      12,859
          4,445  XILINX INCORPORATED                                                                                       115,570

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
            577  ZORAN CORPORATION+                                                                               $         14,281

                                                                                                                        18,693,672
                                                                                                                  ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
          2,279  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    103,581
          1,616  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                                 18,099
            161  CDI CORPORATION                                                                                             4,742
          5,314  CELGENE CORPORATION+<<                                                                                    220,265
          1,112  CEPHALON INCORPORATED+<<                                                                                   66,409
          2,498  CURAGEN CORPORATION+<<                                                                                      9,418
          1,522  ERESEARCH TECHNOLOGY INCORPORATED+                                                                         13,881
            875  ESSEX CORPORATION+<<                                                                                       15,916
          1,732  FLUOR CORPORATION                                                                                         151,827
          1,255  GEN-PROBE INCORPORATED+                                                                                    67,770
          3,173  INCYTE CORPORATION+                                                                                        13,231
          3,848  MOODY'S CORPORATION                                                                                       201,250
          2,504  NAVIGANT CONSULTING INCORPORATED+<<                                                                        50,606
          4,131  PAYCHEX INCORPORATED                                                                                      151,649
          2,476  QUEST DIAGNOSTICS INCORPORATED                                                                            138,012
          7,486  SERVICEMASTER COMPANY                                                                                      80,849
          1,091  TELIK INCORPORATED+<<                                                                                      17,434

                                                                                                                         1,324,939
                                                                                                                  ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.21%
          1,004  ALLIANT TECHSYSTEMS INCORPORATED+                                                                          78,372
          2,674  BALL CORPORATION                                                                                          100,061
          1,639  CRANE COMPANY                                                                                              65,855
          2,089  FORTUNE BRANDS INCORPORATED                                                                               154,586
          5,658  ILLINOIS TOOL WORKS INCORPORATED                                                                          280,920
          1,518  NCI BUILDING SYSTEMS INCORPORATED+                                                                         92,051
          1,130  SUN HYDRAULICS CORPORATION                                                                                 22,261
          1,543  TASER INTERNATIONAL INCORPORATED+                                                                          14,381

                                                                                                                           808,487
                                                                                                                  ----------------

FINANCIAL SERVICES - 0.02%
          3,984  JANUS CAPITAL GROUP INCORPORATED                                                                           71,752
                                                                                                                  ----------------

FOOD & KINDRED PRODUCTS - 2.22%
          8,236  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     375,891
          9,296  ARCHER-DANIELS-MIDLAND COMPANY                                                                            386,435
         10,689  CADBURY SCHWEPPES PLC ADR                                                                                 411,954
          3,131  CAMPBELL SOUP COMPANY                                                                                     110,180
          3,950  COCA-COLA ENTERPRISES INCORPORATED                                                                         77,657
         76,948  COMPASS GROUP PLC ADR                                                                                     340,541
          7,216  CONAGRA FOODS INCORPORATED                                                                                163,082
          4,730  DEL MONTE FOODS COMPANY                                                                                    56,003
          9,074  DIAGEO PLC ADR<<                                                                                          600,608
          2,751  FLOWERS FOODS INCORPORATED                                                                                 79,972
          3,810  GENERAL MILLS INCORPORATED                                                                                197,701
            590  HANSEN NATURAL CORPORATION+                                                                               109,073
          4,579  HERCULES INCORPORATED+                                                                                     70,837
          2,576  HERSHEY FOODS CORPORATION                                                                                 146,600
          3,830  HJ HEINZ COMPANY                                                                                          162,200
          2,414  HORMEL FOODS CORPORATION                                                                                   86,687
          1,209  JM SMUCKER COMPANY                                                                                         50,125
          3,234  KELLOGG COMPANY                                                                                           152,321
         35,804  KIRIN BREWERY COMPANY LIMITED ADR<<                                                                       577,160
          3,456  KRAFT FOODS INCORPORATED CLASS A                                                                          114,394
          2,367  MCCORMICK & COMPANY INCORPORATED                                                                           81,543

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
         15,425  NESTLE SA ADR                                                                                    $      1,153,701
          2,435  PEPSI BOTTLING GROUP INCORPORATED                                                                          76,313
          3,040  PEPSIAMERICAS INCORPORATED                                                                                 67,883
         20,673  PEPSICO INCORPORATED                                                                                    1,249,890
         11,098  SARA LEE CORPORATION                                                                                      188,333
         25,407  THE COCA-COLA COMPANY                                                                                   1,118,670
            564  TREEHOUSE FOODS INCORPORATED+                                                                              14,094
          4,566  TYSON FOODS INCORPORATED CLASS A                                                                           73,102
          2,481  WM. WRIGLEY JR. COMPANY                                                                                   113,443

                                                                                                                         8,406,393
                                                                                                                  ----------------

FOOD STORES - 0.46%
          4,592  ALBERTSON'S INCORPORATED                                                                                  117,601
         23,526  KONINKLIJKE AHOLD NV ADR+                                                                                 192,207
         10,073  KROGER COMPANY                                                                                            202,568
          5,722  SAFEWAY INCORPORATED                                                                                      134,925
         11,533  STARBUCKS CORPORATION+                                                                                    411,152
         29,220  TESCO PLC ADR<<                                                                                           525,741
          2,170  WHOLE FOODS MARKET INCORPORATED                                                                           141,050

                                                                                                                         1,725,244
                                                                                                                  ----------------

FORESTRY - 0.05%
          3,205  WEYERHAEUSER COMPANY                                                                                      204,992
                                                                                                                  ----------------

FURNITURE & FIXTURES - 0.19%
          1,106  ETHAN ALLEN INTERIORS INCORPORATED                                                                         42,095
          2,550  HERMAN MILLER INCORPORATED                                                                                 74,511
            735  HILLENBRAND INDUSTRIES INCORPORATED                                                                        37,147
          1,706  HNI CORPORATION                                                                                            89,053
          4,388  LEGGETT & PLATT INCORPORATED                                                                              111,411
          6,964  MASCO CORPORATION                                                                                         216,023
          4,709  NEWELL RUBBERMAID INCORPORATED                                                                            124,600
          1,097  SELECT COMFORT CORPORATION+<<                                                                              35,938

                                                                                                                           730,778
                                                                                                                  ----------------

GENERAL MERCHANDISE STORES - 0.86%
          2,026  BJ'S WHOLESALE CLUB INCORPORATED+                                                                          59,767
          5,368  DOLLAR GENERAL CORPORATION                                                                                 87,498
          2,528  FAMILY DOLLAR STORES INCORPORATED                                                                          63,149
          3,716  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  270,636
          3,584  FOOT LOCKER INCORPORATED                                                                                   86,590
          1,685  FRED'S INCORPORATED<<                                                                                      24,534
          3,546  JC PENNEY COMPANY INCORPORATED                                                                            215,455
          2,275  SAKS INCORPORATED+                                                                                         36,514
          1,526  SEARS HOLDINGS CORPORATION+                                                                               231,762
         11,056  TARGET CORPORATION                                                                                        540,860
          7,147  TJX COMPANIES INCORPORATED                                                                                169,455
         30,597  WAL-MART STORES INCORPORATED                                                                            1,482,425

                                                                                                                         3,268,645
                                                                                                                  ----------------

HEALTH SERVICES - 0.40%
          6,723  CAREMARK RX INCORPORATED                                                                                  322,502
          1,598  CORVEL CORPORATION+                                                                                        37,920
          2,011  DAVITA INCORPORATED+                                                                                      106,503
          5,576  HCA INCORPORATED                                                                                          247,853
          4,098  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                         85,443
          2,881  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                      31,576
          2,057  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               122,103

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
HEALTH SERVICES (continued)
            652  LCA-VISION INCORPORATED                                                                          $         35,430
          1,968  LINCARE HOLDINGS INCORPORATED+                                                                             73,406
          1,940  MANOR CARE INCORPORATED                                                                                    90,094
          1,878  NEKTAR THERAPEUTICS+<<                                                                                     37,541
          1,404  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                      64,851
          7,402  TENET HEALTHCARE CORPORATION+                                                                              58,624
          2,057  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                       63,978
            664  UNIVERSAL HEALTH SERVICES CLASS B                                                                          33,705
          3,091  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                      53,165
          1,649  WATSON PHARMACEUTICALS INCORPORATED+                                                                       41,769

                                                                                                                         1,506,463
                                                                                                                  ----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.35%
          1,635  4KIDS ENTERTAINMENT INCORPORATED+                                                                          27,157
          4,502  ACADIA REALTY TRUST                                                                                        96,298
          1,859  AGREE REALTY CORPORATION                                                                                   57,350
          1,574  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                              132,153
          3,064  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                         132,518
          4,684  ARCHSTONE-SMITH TRUST                                                                                     226,471
          1,819  AVALONBAY COMMUNITIES INCORPORATED<<                                                                      193,360
          1,932  CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                                65,804
          1,902  CEDAR SHOPPING CENTERS INCORPORATED                                                                        27,655
          2,475  CENTRACORE PROPERTIES TRUST                                                                                59,944
          2,854  CORPORATE OFFICE PROPERTIES TRUST                                                                         112,733
          7,829  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                      108,588
          3,160  DUKE REALTY CORPORATION                                                                                   107,250
          2,670  ENTERTAINMENT PROPERTIES TRUST                                                                            109,603
          6,281  EQUITY OFFICE PROPERTIES TRUST                                                                            211,356
          4,901  EQUITY RESIDENTIAL                                                                                        216,134
          2,931  FELCOR LODGING TRUST INCORPORATED                                                                          60,994
          1,983  FIRST POTOMAC REALTY TRUST                                                                                 52,986
          3,511  HERITAGE PROPERTY INVESTMENT TRUST<<                                                                      122,955
          9,382  HOST HOTELS & RESORTS INCORPORATED                                                                        188,297
          2,510  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                                       26,732
          3,563  ISTAR FINANCIAL INCORPORATED                                                                              135,679
          2,069  KILROY REALTY CORPORATION<<                                                                               137,237
          2,094  LASALLE HOTEL PROPERTIES                                                                                   86,964
          2,810  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                            141,905
         53,538  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                           736,683
          3,626  NATIONAL HEALTH INVESTORS INCORPORATED                                                                     97,032
          3,690  NTL INCORPORATED                                                                                           98,449
          3,003  ONE LIBERTY PROPERTIES INCORPORATED<<                                                                      59,429
          1,165  PARKWAY PROPERTIES INCORPORATED                                                                            45,843
          4,607  PLUM CREEK TIMBER COMPANY                                                                                 164,700
          4,123  PROLOGIS                                                                                                  203,883
          1,809  RAIT INVESTMENT TRUST                                                                                      45,587
          1,838  RAMCO-GERSHENSON PROPERTIES                                                                                47,788
          2,604  SAUL CENTERS INCORPORATED                                                                                  92,885
          2,855  SIMON PROPERTY GROUP INCORPORATED                                                                         227,344
          1,127  SOVRAN SELF STORAGE INCORPORATED                                                                           53,161
          2,282  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                 69,304
          1,444  TRUSTREET PROPERTIES INCORPORATED                                                                          18,743
          2,535  UNIVERSAL HEALTH REALTY INCOME TRUST                                                                       79,016
          2,351  VORNADO REALTY TRUST                                                                                      211,331

                                                                                                                         5,089,301
                                                                                                                  ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.17%
          4,165  BED BATH & BEYOND INCORPORATED+                                                                           146,483
          5,523  BEST BUY COMPANY INCORPORATED                                                                             292,719
          4,236  CIRCUIT CITY STORES INCORPORATED<<                                                                        127,249

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
          2,519  PIER 1 IMPORTS INCORPORATED<<                                                                    $         21,386
          2,652  RADIO SHACK CORPORATION                                                                                    44,607

                                                                                                                           632,444
                                                                                                                  ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.19%
          1,369  GAYLORD ENTERTAINMENT COMPANY+<<                                                                           59,990
          7,033  HILTON HOTELS CORPORATION                                                                                 193,126
          3,229  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               233,554
          3,553  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          217,088

                                                                                                                           703,758
                                                                                                                  ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.25%
          9,544  3M COMPANY                                                                                                798,451
          2,192  AGCO CORPORATION+                                                                                          53,616
          3,651  AMERICAN STANDARD COMPANIES INCORPORATED                                                                  155,131
         10,810  APPLE COMPUTER INCORPORATED+                                                                              646,114
         21,129  APPLIED MATERIALS INCORPORATED                                                                            357,291
          3,679  BAKER HUGHES INCORPORATED                                                                                 317,498
          1,484  BLACK & DECKER CORPORATION                                                                                129,049
            634  BLACK BOX CORPORATION                                                                                      32,746
          7,352  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               44,921
            733  BROOKS AUTOMATION INCORPORATED+                                                                             8,855
          1,864  CAMERON INTERNATIONAL CORPORATION+                                                                         87,422
          8,865  CATERPILLAR INCORPORATED                                                                                  646,702
          1,144  CDW CORPORATION<<                                                                                          63,984
          3,109  DEERE & COMPANY                                                                                           266,130
         30,756  DELL INCORPORATED+                                                                                        780,587
          1,150  DIEBOLD INCORPORATED                                                                                       48,886
          3,349  DOVER CORPORATION                                                                                         163,565
          2,380  EATON CORPORATION                                                                                         175,025
         32,509  EMC CORPORATION+                                                                                          416,115
          1,444  EMULEX CORPORATION+                                                                                        25,588
          5,675  ENTEGRIS INCORPORATED+                                                                                     54,934
          1,813  FLOWSERVE CORPORATION+                                                                                     96,415
          1,803  FMC TECHNOLOGIES INCORPORATED+                                                                            120,332
          8,015  GATEWAY INCORPORATED+                                                                                      13,786
          2,942  GRANT PRIDECO INCORPORATED+                                                                               141,334
         37,572  HEWLETT-PACKARD COMPANY                                                                                 1,216,581
          3,294  HITACHI LIMITED ADR                                                                                       223,893
          1,144  INTERMEC INCORPORATED+                                                                                     26,358
         20,092  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             1,605,351
          4,334  KOMATSU LIMITED ADR                                                                                       345,607
          2,156  LAM RESEARCH CORPORATION+<<                                                                                96,567
          1,733  LEXMARK INTERNATIONAL INCORPORATED+                                                                        99,214
            245  LINDSAY MANUFACTURING COMPANY                                                                               5,402
            838  LUFKIN INDUSTRIES INCORPORATED                                                                             50,691
         16,657  MAKITA CORPORATION                                                                                        518,532
          1,243  MICROS SYSTEMS INCORPORATED+                                                                               51,149
          2,325  NATIONAL-OILWELL VARCO INCORPORATED+                                                                      153,589
         44,853  NEC CORPORATION ADR                                                                                       270,912
          1,895  NORDSON CORPORATION                                                                                        88,402
          4,040  PALL CORPORATION                                                                                          121,564
          1,368  PALM INCORPORATED+<<                                                                                       22,545
          1,681  PARKER HANNIFIN CORPORATION                                                                               131,152
          2,599  PITNEY BOWES INCORPORATED                                                                                 105,987
          2,972  SANDISK CORPORATION+                                                                                      167,234
          6,657  SIEMENS AG ADR<<                                                                                          573,035
          2,522  SMITH INTERNATIONAL INCORPORATED                                                                          103,301
         15,732  SOLECTRON CORPORATION+                                                                                     56,006
          1,403  SPX CORPORATION                                                                                            73,812

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          1,982  STANLEY WORKS                                                                                    $         96,226
          4,941  SYMBOL TECHNOLOGIES INCORPORATED                                                                           58,650
            733  TENNANT COMPANY                                                                                            36,393
          1,248  TEREX CORPORATION+                                                                                        114,192
          1,958  TORO COMPANY                                                                                               94,513
          2,089  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                       97,974
          1,481  ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                    52,294

                                                                                                                        12,301,603
                                                                                                                  ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.17%
          4,523  AON CORPORATION<<                                                                                         161,245
          2,735  HUMANA INCORPORATED+                                                                                      138,473
          6,919  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                 193,939
          1,193  NATIONAL FINANCIAL PARTNERS CORPORATION                                                                    53,506
          5,282  UNUMPROVIDENT CORPORATION                                                                                  94,865

                                                                                                                           642,028
                                                                                                                  ----------------

INSURANCE CARRIERS - 2.95%
          7,496  AETNA INCORPORATED                                                                                        288,296
          6,162  AFLAC INCORPORATED                                                                                        288,382
         26,536  ALLIANZ AG ADR<<                                                                                          413,431
          8,594  ALLSTATE CORPORATION                                                                                      472,756
          1,546  AMBAC FINANCIAL GROUP INCORPORATED                                                                        123,912
         29,355  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,784,784
            711  AMERICAN NATIONAL INSURANCE COMPANY                                                                        82,512
          1,432  AMERICAN PHYSICIANS CAPITAL INCORPORATED+                                                                  66,187
          8,661  AXA ADR<<                                                                                                 300,970
          5,080  CHUBB CORPORATION<<                                                                                       256,692
          1,647  CIGNA CORPORATION                                                                                         152,743
          2,978  CINCINNATI FINANCIAL CORPORATION                                                                          136,512
          1,924  CNA FINANCIAL CORPORATION+                                                                                 62,684
          3,537  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  146,750
          3,432  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                               74,955
          3,366  GENWORTH FINANCIAL INCORPORATED                                                                           112,727
          3,755  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            330,215
          2,382  HEALTH NET INCORPORATED+                                                                                  102,474
         12,013  ING GROUP NV ADR                                                                                          471,030
          3,342  LINCOLN NATIONAL CORPORATION                                                                              187,733
          6,963  LOEWS CORPORATION                                                                                         236,603
          2,161  MBIA INCORPORATED<<                                                                                       123,458
          5,079  METLIFE INCORPORATED<<                                                                                    261,416
          1,336  MGIC INVESTMENT CORPORATION                                                                                88,002
          4,365  MILLEA HOLDINGS INCORPORATED                                                                              388,310
          4,423  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                     94,519
          2,448  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                             81,151
          1,708  PMI GROUP INCORPORATED                                                                                     77,714
          4,335  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    236,908
         10,264  PROGRESSIVE CORPORATION                                                                                   280,720
          1,734  PROTECTIVE LIFE CORPORATION                                                                                76,851
          6,803  PRUDENTIAL FINANCIAL INCORPORATED                                                                         518,048
          1,476  RADIAN GROUP INCORPORATED                                                                                  90,213
          2,453  SAFECO CORPORATION                                                                                        135,823
          9,177  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                 403,972
          1,399  STANCORP FINANCIAL GROUP INCORPORATED                                                                      68,277
          4,677  SWISS REINSURANCE COMPANY ADR                                                                             329,699
          1,430  THE HANOVER INSURANCE GROUP INCORPORATED                                                                   67,710
          1,172  TORCHMARK CORPORATION                                                                                      69,007
         17,602  UNITEDHEALTH GROUP INCORPORATED                                                                           773,784
          1,944  UNITRIN INCORPORATED                                                                                       87,111
          8,107  WELLPOINT INCORPORATED+                                                                                   580,299

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
INSURANCE CARRIERS (continued)
         10,662  ZURICH FINANCIAL SERVICES AG ADR+                                                                $        241,760

                                                                                                                        11,167,100
                                                                                                                  ----------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
          1,324  CORRECTIONS CORPORATION OF AMERICA+                                                                        67,723
            900  GEO GROUP INCORPORATED+                                                                                    33,570

                                                                                                                           101,293
                                                                                                                  ----------------

LEATHER & LEATHER PRODUCTS - 0.05%
          6,262  COACH INCORPORATED+                                                                                       182,099
                                                                                                                  ----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
          1,029  SKYLINE CORPORATION                                                                                        38,052
                                                                                                                  ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.76%
          1,666  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    75,503
          9,898  ADVANTEST CORPORATION ADR                                                                                 252,894
          1,464  AFFYMETRIX INCORPORATED+<<                                                                                 40,275
          6,001  AGILENT TECHNOLOGIES INCORPORATED+                                                                        209,375
          3,684  ALIGN TECHNOLOGY INCORPORATED+                                                                             27,225
          1,610  ALLERGAN INCORPORATED                                                                                     152,660
          2,833  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               83,857
            817  BADGER METER INCORPORATED                                                                                  45,098
          1,004  BAUSCH & LOMB INCORPORATED                                                                                 49,347
          8,057  BAXTER INTERNATIONAL INCORPORATED                                                                         303,749
          3,560  BECTON DICKINSON & COMPANY                                                                                215,131
          3,764  BIOMET INCORPORATED                                                                                       132,530
         16,167  BOSTON SCIENTIFIC CORPORATION+                                                                            334,333
          2,020  C.R. BARD INCORPORATED                                                                                    149,500
          1,613  CREDENCE SYSTEMS CORPORATION+<<                                                                             7,355
          3,444  DANAHER CORPORATION<<                                                                                     220,795
          1,906  DENTSPLY INTERNATIONAL INCORPORATED                                                                       113,979
          4,384  EASTMAN KODAK COMPANY                                                                                     105,698
            734  FARO TECHNOLOGIES INCORPORATED+<<                                                                          11,032
          1,762  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                           130,828
         13,404  FUJI PHOTO FILM COMPANY LIMITED ADR                                                                       442,198
          1,028  HOLOGIC INCORPORATED+<<                                                                                    40,596
            802  INTUITIVE SURGICAL INCORPORATED+                                                                           89,255
          2,521  IRIS INTERNATIONAL INCORPORATED+                                                                           35,849
            599  ITRON INCORPORATED+<<                                                                                      35,820
            914  LASERSCOPE+<<                                                                                              19,377
         15,453  MEDTRONIC INCORPORATED                                                                                    780,222
            934  MENTOR CORPORATION<<                                                                                       37,724
            701  MILLIPORE CORPORATION+                                                                                     48,649
          2,892  NEWPORT CORPORATION+                                                                                       47,429
          9,734  OLYMPUS CORPORATION ADR                                                                                   264,817
          3,374  PERKINELMER INCORPORATED                                                                                   70,382
          6,104  RAYTHEON COMPANY                                                                                          279,868
          2,147  RESMED INCORPORATED+<<                                                                                     97,603
          2,547  RICOH COMPANY LIMITED ADR                                                                                 251,516
          2,777  ROCKWELL AUTOMATION INCORPORATED                                                                          189,614
            881  SONOSITE INCORPORATED+                                                                                     32,403
          5,105  ST. JUDE MEDICAL INCORPORATED+                                                                            174,080
          3,977  STRYKER CORPORATION                                                                                       174,590
            769  TECHNE CORPORATION+                                                                                        42,049
          1,742  TEKTRONIX INCORPORATED                                                                                     54,281
          3,703  TERADYNE INCORPORATED+<<                                                                                   57,656
          2,799  THERMO ELECTRON CORPORATION+                                                                              102,835
         10,200  THERMOGENESIS CORPORATION+                                                                                 44,880
          1,839  TRIMBLE NAVIGATION LIMITED+                                                                                84,484

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          1,889  WATERS CORPORATION+                                                                              $         78,677
          1,502  WRIGHT MEDICAL GROUP INCORPORATED+                                                                         33,945
         13,186  XEROX CORPORATION+                                                                                        181,044
          3,457  ZIMMER HOLDINGS INCORPORATED+                                                                             209,321

                                                                                                                         6,662,328
                                                                                                                  ----------------

MEDICAL MANAGEMENT SERVICES - 0.03%
          2,173  COVENTRY HEALTH CARE INCORPORATED+                                                                        113,539
                                                                                                                  ----------------

MEMBERSHIP ORGANIZATIONS - 0.08%
          7,234  SCOTTISH POWER PLC ADR                                                                                    302,454
                                                                                                                  ----------------

METAL MINING - 0.38%
          3,187  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       178,440
          5,646  NEWMONT MINING CORPORATION                                                                                294,439
          3,110  PHELPS DODGE CORPORATION                                                                                  266,496
          2,969  RIO TINTO PLC ADR                                                                                         659,118
            546  SOUTHERN COPPER CORPORATION                                                                                46,492

                                                                                                                         1,444,985
                                                                                                                  ----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          2,159  VULCAN MATERIALS COMPANY                                                                                  168,510
                                                                                                                  ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
          1,004  ACCO BRANDS CORPORATION+<<                                                                                 22,851
          3,121  CALLAWAY GOLF COMPANY                                                                                      41,603
            591  CHARLES & COLVARD LIMITED                                                                                   6,324
          3,588  HASBRO INCORPORATED                                                                                        66,521
            660  JAKKS PACIFIC INCORPORATED+                                                                                12,863
         37,866  JOHNSON & JOHNSON                                                                                       2,280,290
          6,165  MATTEL INCORPORATED                                                                                       103,634
          1,069  RC2 CORPORATION+                                                                                           38,003
          2,824  RUSS BERRIE & COMPANY INCORPORATED                                                                         36,712
            587  STEINWAY MUSICAL INSTRUMENTS+                                                                              15,878
          2,240  TIFFANY & COMPANY<<                                                                                        76,586
          2,488  YANKEE CANDLE COMPANY INCORPORATED                                                                         67,873

                                                                                                                         2,769,138
                                                                                                                  ----------------

MISCELLANEOUS RETAIL - 0.64%
          3,984  AMAZON.COM INCORPORATED+                                                                                  137,886
             47  BLAIR CORPORATION                                                                                           1,675
          1,552  CASH AMERICA INTERNATIONAL INCORPORATED                                                                    47,755
          6,380  COSTCO WHOLESALE CORPORATION                                                                              337,693
         11,002  CVS CORPORATION                                                                                           306,956
          2,614  DOLLAR TREE STORES INCORPORATED+<<                                                                         69,088
          2,020  EXPRESS SCRIPTS INCORPORATED+                                                                             148,026
          3,256  MICHAELS STORES INCORPORATED                                                                              126,561
          5,051  OFFICE DEPOT INCORPORATED+                                                                                209,970
          3,522  PETSMART INCORPORATED                                                                                      93,967
          7,449  RITE AID CORPORATION+                                                                                      35,010
         11,696  STAPLES INCORPORATED                                                                                      274,739
         13,209  WALGREEN COMPANY                                                                                          536,286
          1,814  WORLD FUEL SERVICES CORPORATION                                                                            90,609

                                                                                                                         2,416,221
                                                                                                                  ----------------

MISCELLANEOUS SERVICES - 0.09%
         14,054  ADECCO SA ADR                                                                                             226,972

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
MISCELLANEOUS SERVICES (continued)
          1,273  D&B CORPORATION+                                                                                 $         92,764

                                                                                                                           319,736
                                                                                                                  ----------------

MOTION PICTURES - 0.63%
          1,945  MACROVISION CORPORATION+                                                                                   43,840
         28,487  NEWS CORPORATION CLASS A                                                                                  543,247
         58,094  TIME WARNER INCORPORATED                                                                                  999,798
         26,274  WALT DISNEY COMPANY<<                                                                                     801,357

                                                                                                                         2,388,242
                                                                                                                  ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.25%
          1,235  ARKANSAS BEST CORPORATION                                                                                  50,894
          1,453  CON-WAY INCORPORATED                                                                                       85,858
          2,090  FORWARD AIR CORPORATION                                                                                    78,208
          2,517  LANDSTAR SYSTEM INCORPORATED<<                                                                            111,226
          7,640  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                615,402

                                                                                                                           941,588
                                                                                                                  ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.02%
            576  ACCREDITED HOME LENDERS HOLDING COMPANY+<<                                                                 29,917
         13,845  AMERICAN EXPRESS COMPANY                                                                                  752,614
          3,073  AMERICREDIT CORPORATION+                                                                                   89,240
          3,260  APOLLO INVESTMENT CORPORATION                                                                              62,078
          4,176  CAPITAL ONE FINANCIAL CORPORATION                                                                         345,648
          3,482  CIT GROUP INCORPORATED                                                                                    178,975
          7,903  COUNTRYWIDE FINANCIAL CORPORATION                                                                         302,527
          1,973  DORAL FINANCIAL CORPORATION+<<                                                                             14,876
         12,274  FANNIE MAE                                                                                                610,632
            442  FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                          11,072
          1,450  FINANCIAL FEDERAL CORPORATION<<                                                                            40,557
          8,732  FREDDIE MAC                                                                                               524,269
          3,330  ORIX CORPORATION ADR<<                                                                                    481,185
          5,696  SLM CORPORATION                                                                                           306,217
            341  STUDENT LOAN CORPORATION                                                                                   63,412
          1,537  WORLD ACCEPTANCE CORPORATION+                                                                              49,445

                                                                                                                         3,862,664
                                                                                                                  ----------------

OIL & GAS EXTRACTION - 1.91%
          6,180  ANADARKO PETROLEUM CORPORATION                                                                            306,961
          4,343  APACHE CORPORATION                                                                                        281,774
         21,735  BHP BILLITON LIMITED ADR<<                                                                                940,691
          3,716  BJ SERVICES COMPANY                                                                                       136,191
          1,848  CABOT OIL & GAS CORPORATION                                                                                81,072
          1,136  CHENIERE ENERGY INCORPORATED+<<                                                                            44,224
          2,046  CIMAREX ENERGY COMPANY                                                                                     82,986
          3,708  DENBURY RESOURCES INCORPORATED+                                                                           117,173
          6,270  DEVON ENERGY CORPORATION                                                                                  359,647
          1,741  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                  149,273
          2,069  ENCORE ACQUISITION COMPANY+                                                                                54,953
         12,029  ENI SPA ADR<<                                                                                             728,115
          2,544  ENSCO INTERNATIONAL INCORPORATED                                                                          127,175
          3,505  EOG RESOURCES INCORPORATED                                                                                230,138
          1,802  FX ENERGY INCORPORATED+                                                                                     8,740
          6,104  HALLIBURTON COMPANY                                                                                       455,297
          2,099  HANOVER COMPRESSOR COMPANY+<<                                                                              37,719
          2,680  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                               95,033
          1,715  KERR-MCGEE CORPORATION                                                                                    183,248
          2,709  NOBLE ENERGY INCORPORATED                                                                                 117,733

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
OIL & GAS EXTRACTION (continued)
          4,976  OCCIDENTAL PETROLEUM CORPORATION                                                                 $        493,072
          2,206  PIONEER NATURAL RESOURCES COMPANY                                                                          90,027
          2,956  PRIDE INTERNATIONAL INCORPORATED+                                                                          95,627
         16,306  REPSOL YPF SA ADR<<                                                                                       457,383
          2,136  ROWAN COMPANIES INCORPORATED                                                                               85,056
            929  SEACOR HOLDINGS INCORPORATED+<<                                                                            75,713
          2,139  ST. MARY LAND & EXPLORATION COMPANY<<                                                                      83,614
          1,049  TIDEWATER INCORPORATED                                                                                     53,205
         13,926  TOTAL SA ADR<<                                                                                            908,114
            383  TRI-VALLEY CORPORATION+                                                                                     3,451
          1,769  UNIT CORPORATION+                                                                                         105,998
          5,903  XTO ENERGY INCORPORATED                                                                                   243,322

                                                                                                                         7,232,725
                                                                                                                  ----------------

PAPER & ALLIED PRODUCTS - 0.40%
          1,231  BOWATER INCORPORATED                                                                                       28,485
          1,223  GREIF INCORPORATED CLASS A                                                                                 77,538
          6,359  INTERNATIONAL PAPER COMPANY                                                                               216,079
          5,187  KIMBERLY-CLARK CORPORATION                                                                                314,695
          4,317  MEADWESTVACO CORPORATION                                                                                  118,286
            188  NEENAH PAPER INCORPORATED                                                                                   5,768
          2,090  OFFICEMAX INCORPORATED                                                                                     86,380
         18,910  STORA ENSO OYJ ADR<<                                                                                      264,740
          2,039  TEMPLE-INLAND INCORPORATED                                                                                 87,697
         15,179  UPM-KYMMENE OYJ ADR                                                                                       325,286

                                                                                                                         1,524,954
                                                                                                                  ----------------

PERSONAL SERVICES - 0.08%
          2,649  CINTAS CORPORATION                                                                                        112,212
          1,237  G & K SERVICES INCORPORATED CLASS A                                                                        47,773
          4,188  H & R BLOCK INCORPORATED                                                                                   95,277
          1,436  REGIS CORPORATION                                                                                          49,800
             88  UNIFIRST CORPORATION                                                                                        2,820

                                                                                                                           307,882
                                                                                                                  ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.22%
          1,531  ASHLAND INCORPORATED                                                                                       95,687
         18,119  BP PLC ADR                                                                                              1,281,013
         28,913  CHEVRONTEXACO CORPORATION                                                                               1,728,708
         21,451  CONOCOPHILLIPS                                                                                          1,357,634
         80,499  EXXON MOBIL CORPORATION                                                                                 4,903,194
          1,851  FRONTIER OIL CORPORATION                                                                                  103,656
          1,328  HEADWATERS INCORPORATED+<<                                                                                 36,454
          1,004  HESS CORPORATION                                                                                          150,600
          5,131  MARATHON OIL CORPORATION                                                                                  385,082
          2,738  MURPHY OIL CORPORATION                                                                                    144,375
          9,955  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         660,116
          7,259  ROYAL DUTCH SHELL PLC ADR CLASS B                                                                         502,395
          2,396  SUNOCO INCORPORATED                                                                                       164,342
          1,620  TESORO PETROLEUM CORPORATION                                                                              110,338
          7,603  VALERO ENERGY CORPORATION                                                                                 466,444
          2,325  WD-40 COMPANY                                                                                              75,632

                                                                                                                        12,165,670
                                                                                                                  ----------------

PRIMARY METAL INDUSTRIES - 0.63%
         11,735  ALCOA INCORPORATED                                                                                        372,234
          2,039  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       129,742
          1,011  CARPENTER TECHNOLOGY CORPORATION                                                                          113,030

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

$SHARES          SECURITY NAME                                                                                         VALUE
PRIMARY METAL INDUSTRIES (continued)
          2,009  COMMSCOPE INCORPORATED+                                                                          $         58,723
          2,796  ENGELHARD CORPORATION                                                                                     108,848
          9,363  JOHNSON MATTHEY PLC ADR<<                                                                                 472,715
          7,750  KUBOTA CORPORATION ADR                                                                                    362,003
            602  LONE STAR TECHNOLOGIES INCORPORATED+                                                                       29,197
          1,427  MAVERICK TUBE CORPORATION+                                                                                 68,781
          2,645  NUCOR CORPORATION                                                                                         278,439
          2,848  PRECISION CASTPARTS CORPORATION                                                                           164,130
          1,316  STEEL DYNAMICS INCORPORATED                                                                                76,446
          2,072  UNITED STATES STEEL CORPORATION<<                                                                         137,539

                                                                                                                         2,371,827
                                                                                                                  ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.76%
          3,536  BELO CORPORATION CLASS A                                                                                   61,102
          9,051  CBS CORPORATION CLASS B                                                                                   234,511
          1,288  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        65,611
          1,640  DOW JONES & COMPANY INCORPORATED<<                                                                         56,711
          2,911  GANNETT COMPANY INCORPORATED<<                                                                            157,223
          1,035  KNIGHT-RIDDER INCORPORATED                                                                                 64,180
            381  MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+                                                               6,473
          5,413  MCGRAW-HILL COMPANIES INCORPORATED                                                                        279,311
          2,436  NEW YORK TIMES COMPANY CLASS A                                                                             58,854
         15,366  PEARSON PLC ADR<<                                                                                         208,978
          5,291  READER'S DIGEST ASSOCIATION INCORPORATED                                                                   75,291
         13,184  REED ELSEVIER NV ADR<<                                                                                    384,709
          1,461  REYNOLDS & REYNOLDS COMPANY CLASS A                                                                        40,923
          4,405  RR DONNELLEY & SONS COMPANY                                                                               141,753
          7,481  TOPPAN PRINTING COMPANY LIMITED ADR                                                                       468,772
          2,901  TRIBUNE COMPANY                                                                                            86,566
          1,318  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                    38,209
          9,051  VIACOM INCORPORATED CLASS B+                                                                              341,675
            119  WASHINGTON POST COMPANY CLASS B                                                                            96,497

                                                                                                                         2,867,349
                                                                                                                  ----------------

RAILROAD TRANSPORTATION - 0.33%
          4,622  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  357,789
          3,198  CSX CORPORATION                                                                                           214,010
          3,434  KANSAS CITY SOUTHERN+<<                                                                                    91,104
          5,949  NORFOLK SOUTHERN CORPORATION                                                                              313,869
          2,800  UNION PACIFIC CORPORATION                                                                                 259,840

                                                                                                                         1,236,612
                                                                                                                  ----------------

REAL ESTATE - 0.07%
            719  CONSOLIDATED-TOMOKA LAND COMPANY                                                                           41,774
          1,411  JONES LANG LASALLE INCORPORATED                                                                           112,188
          1,530  NEW CENTURY FINANCIAL CORPORATION<<                                                                        71,252
            746  PHH CORPORATION+                                                                                           19,068

                                                                                                                           244,282
                                                                                                                  ----------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.03%
          2,526  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                  94,220
                                                                                                                  ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
          5,684  BRIDGESTONE CORPORATION                                                                                   232,207
          1,648  SEALED AIR CORPORATION                                                                                     84,987
          4,011  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      51,020

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                         VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (continued)
          3,602  TUPPERWARE CORPORATION                                                                           $         74,093

                                                                                                                           442,307
                                                                                                                  ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.67%
          1,717  AG EDWARDS INCORPORATED                                                                                    92,031
          4,555  AMERIPRISE FINANCIAL INCORPORATED                                                                         208,482
         11,451  AMVESCAP PLC ADR<<                                                                                        223,867
          1,472  BEAR STEARNS COMPANIES INCORPORATED                                                                       196,880
          2,153  BKF CAPITAL GROUP INCORPORATED<<                                                                           15,222
            726  BLACKROCK INCORPORATED                                                                                     97,284
         14,090  CHARLES SCHWAB CORPORATION                                                                                234,739
            530  CHICAGO MERCANTILE EXCHANGE                                                                               233,889
         11,114  CREDIT SUISSE GROUP ADR<<                                                                                 642,945
          6,532  E*TRADE FINANCIAL CORPORATION+                                                                            158,532
          1,200  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   38,544
          2,508  FRANKLIN RESOURCES INCORPORATED                                                                           225,595
          4,946  GOLDMAN SACHS GROUP INCORPORATED                                                                          746,599
          3,897  KNIGHT CAPITAL GROUP INCORPORATED CLASS A+                                                                 60,092
            879  LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                         1,090
          1,626  LEGG MASON INCORPORATED                                                                                   155,982
          7,104  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     473,197
         11,843  MERRILL LYNCH & COMPANY INCORPORATED                                                                      857,552
         14,115  MORGAN STANLEY                                                                                            841,536
         26,793  NOMURA HOLDINGS INCORPORATED ADR                                                                          527,822
            819  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      51,835
          1,750  STIFEL FINANCIAL CORPORATION+<<                                                                            64,960
          2,070  T. ROWE PRICE GROUP INCORPORATED                                                                          163,737

                                                                                                                         6,312,412
                                                                                                                  ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.46%
            826  CABOT MICROELECTRONICS CORPORATION+<<                                                                      23,756
         19,665  CORNING INCORPORATED+                                                                                     476,876
          4,556  GENTEX CORPORATION                                                                                         66,016
          8,003  HANSON PLC ADR                                                                                            488,103
         22,566  LAFARGE SA ADR<<                                                                                          678,334

                                                                                                                         1,733,085
                                                                                                                  ----------------

TEXTILE MILL PRODUCTS - 0.03%
            995  MOHAWK INDUSTRIES INCORPORATED+                                                                            73,332
            716  OXFORD INDUSTRIES INCORPORATED                                                                             28,869

                                                                                                                           102,201
                                                                                                                  ----------------

TOBACCO PRODUCTS - 0.70%
         26,219  ALTRIA GROUP INCORPORATED                                                                               1,896,945
          8,974  BRITISH AMERICAN TOBACCO PLC ADR<<                                                                        446,905
          1,221  REYNOLDS AMERICAN INCORPORATED                                                                            134,237
            818  UNIVERSAL CORPORATION                                                                                      30,152
          2,619  UST INCORPORATED                                                                                          115,262
          2,199  VECTOR GROUP LIMITED                                                                                       36,921

                                                                                                                         2,660,422
                                                                                                                  ----------------

TRANSPORTATION BY AIR - 0.40%
          3,874  AMR CORPORATION+                                                                                           95,533
         27,745  BAA PLC ADR                                                                                               452,992
          3,895  FEDEX CORPORATION                                                                                         425,607
         25,690  JAPAN AIRLINES SYSTEM ADR+<<                                                                              341,433

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

$SHARES          SECURITY NAME                                                                                         VALUE
TRANSPORTATION BY AIR (continued)
         11,009  SOUTHWEST AIRLINES COMPANY                                                                       $        177,245

                                                                                                                         1,492,810
                                                                                                                  ----------------

TRANSPORTATION EQUIPMENT - 1.88%
         11,158  BAE SYSTEMS PLC ADR                                                                                       319,044
         10,679  BOEING COMPANY                                                                                            889,027
          3,270  CLARCOR INCORPORATED                                                                                      102,841
          5,713  DAIMLERCHRYSLER AG ADR<<                                                                                  300,561
         22,967  FIAT SPA ADR<<                                                                                            308,217
         23,920  FORD MOTOR COMPANY                                                                                        171,267
          4,522  GENERAL DYNAMICS CORPORATION                                                                              287,780
          5,911  GENERAL MOTORS CORPORATION                                                                                159,183
          3,676  GENUINE PARTS COMPANY                                                                                     158,289
          2,295  GOODRICH CORPORATION                                                                                       97,836
          1,480  GREENBRIER COMPANIES INCORPORATED                                                                          51,282
            978  GROUP 1 AUTOMOTIVE INCORPORATED                                                                            59,433
          4,203  HARLEY-DAVIDSON INCORPORATED                                                                              209,520
            700  HEICO CORPORATION<<                                                                                        21,455
         13,240  HONDA MOTOR COMPANY LIMITED ADR                                                                           437,317
         10,918  HONEYWELL INTERNATIONAL INCORPORATED                                                                      449,603
          2,660  ITT INDUSTRIES INCORPORATED                                                                               138,719
          3,113  JOHNSON CONTROLS INCORPORATED                                                                             265,134
          1,235  LEAR CORPORATION+                                                                                          29,269
          4,181  LOCKHEED MARTIN CORPORATION                                                                               303,081
          1,190  NAVISTAR INTERNATIONAL CORPORATION+<<                                                                      31,630
          4,139  NORTHROP GRUMMAN CORPORATION                                                                              267,711
          2,887  PACCAR INCORPORATED                                                                                       221,866
            941  TENNECO AUTOMOTIVE INCORPORATED+                                                                           22,433
          1,829  TEXTRON INCORPORATED                                                                                      166,311
          7,271  TOYOTA MOTOR CORPORATION ADR                                                                              780,760
          1,108  TRIUMPH GROUP INCORPORATED+                                                                                52,331
         12,657  UNITED TECHNOLOGIES CORPORATION                                                                           791,316

                                                                                                                         7,093,216
                                                                                                                  ----------------

TRANSPORTATION SERVICES - 0.11%
          5,204  EXPEDIA INCORPORATED+                                                                                      73,949
          1,918  EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                       188,827
          2,005  GATX CORPORATION                                                                                           87,037
          2,878  SABRE HOLDINGS CORPORATION                                                                                 61,589

                                                                                                                           411,402
                                                                                                                  ----------------

WATER TRANSPORTATION - 0.04%
          1,617  ALEXANDER & BALDWIN INCORPORATED                                                                           73,169
          1,132  KIRBY CORPORATION+<<                                                                                       85,047

                                                                                                                           158,216
                                                                                                                  ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.65%
          2,680  AMERISOURCEBERGEN CORPORATION                                                                             116,821
          1,056  BROWN-FORMAN CORPORATION CLASS B                                                                           80,573
          5,653  CARDINAL HEALTH INCORPORATED                                                                              378,242
          2,471  DEAN FOODS COMPANY+                                                                                        88,215
            876  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                              21,523
          4,145  MCKESSON CORPORATION                                                                                      205,178
          4,251  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      229,129
          2,471  NIKE INCORPORATED CLASS B                                                                                 198,446
          5,516  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                     66,027
          8,372  SYSCO CORPORATION<<                                                                                       256,016
            995  TRACTOR SUPPLY COMPANY+                                                                                    55,332

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                            VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
         18,126  UNILEVER NV NEW YORK SHARES                                                                      $        410,191
         16,225  UNILEVER PLC ADR                                                                                          365,391

                                                                                                                         2,471,084
                                                                                                                  ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.66%
          1,971  ARROW ELECTRONICS INCORPORATED+                                                                            64,057
          2,748  AVNET INCORPORATED+                                                                                        60,676
          2,883  CYTYC CORPORATION+                                                                                         75,765
          1,850  DREW INDUSTRIES INCORPORATED+                                                                              58,645
          3,052  KYOCERA CORPORATION ADR                                                                                   254,842
          9,949  MITSUBISHI CORPORATION ADR                                                                                419,755
          1,668  MITSUI & COMPANY LIMITED ADR                                                                              478,683
         10,708  NISSAN MOTOR COMPANY LIMITED ADR<<                                                                        259,669
          1,731  OMNICARE INCORPORATED                                                                                      80,249
          2,760  PEP BOYS-MANNY, MOE & JACK                                                                                 37,398
          2,098  POOL CORPORATION                                                                                           90,613
         41,744  SUMITOMO MITSUI FINANCIAL<<                                                                               424,478
          4,535  SYCAMORE NETWORKS INCORPORATED+                                                                            20,045
          1,410  TECH DATA CORPORATION+                                                                                     51,183
          3,049  VISTEON CORPORATION+                                                                                       22,624
          1,522  W.W. GRAINGER INCORPORATED                                                                                109,827

                                                                                                                         2,508,509
                                                                                                                  ----------------

TOTAL COMMON STOCKS (COST $191,802,777)                                                                                237,657,252
                                                                                                                  ----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 36.65%

US TREASURY BILLS - 0.75%
$        90,000  US TREASURY BILL^                                                    4.43%        06/01/2006               90,000
        636,000  US TREASURY BILL^                                                    4.44         06/01/2006              636,000
         25,000  US TREASURY BILL^                                                    4.46         06/01/2006               25,000
        316,000  US TREASURY BILL^                                                    4.47         06/01/2006              316,000
         81,000  US TREASURY BILL^                                                    4.48         06/01/2006               81,000
          4,000  US TREASURY BILL^                                                    4.50         06/01/2006                4,000
      1,021,000  US TREASURY BILL^                                                    4.51         06/01/2006            1,021,000
        472,000  US TREASURY BILL^                                                    4.55         06/01/2006              472,000
        129,000  US TREASURY BILL^                                                    4.65         06/22/2006              128,650
         66,000  US TREASURY BILL^                                                    4.67         06/22/2006               65,821

                                                                                                                         2,839,471
                                                                                                                  -----------------

US TREASURY NOTES - 35.90%
     37,050,000  US TREASURY NOTE<<                                                   4.00         06/15/2009           35,992,037
      1,270,000  US TREASURY NOTE<<                                                   6.00         08/15/2009            1,306,016
      7,620,000  US TREASURY NOTE<<                                                   3.38         09/15/2009            7,243,465
      4,050,000  US TREASURY NOTE<<                                                   3.50         11/15/2009            3,855,884
     10,150,000  US TREASURY NOTE<<                                                   3.50         02/15/2010            9,629,813
     28,000,000  US TREASURY NOTE<<                                                   4.00         03/15/2010           27,024,368
      7,949,000  US TREASURY NOTE<<                                                   4.13         08/15/2010            7,678,551
     37,216,000  US TREASURY NOTE<<                                                   3.88         09/15/2010           35,577,640
      4,965,000  US TREASURY NOTE<<                                                   5.00         02/15/2011            4,964,225
      2,517,000  US TREASURY NOTE                                                     4.75         03/31/2011            2,485,341

                                                                                                                       135,757,340
                                                                                                                  -----------------

TOTAL US TREASURY SECURITIES (COST $142,805,801)                                                                       138,596,811
                                                                                                                  -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 40.42%
$       132,292  ABBEY NATIONAL TREASURY SERVICE+/-++                                 5.15%        01/16/2007     $        132,411
      1,963,042  AMERICAN EXPRESS BANK FSB+/-                                         5.04         01/26/2007            1,962,943
      1,237,570  AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.11         06/15/2007            1,238,164
      2,793,750  AQUIFER FUNDING LIMITED++                                            5.03         06/07/2006            2,791,431
      1,066,870  ATLAS CAPITAL FUNDING CORPORATION+/-++                               4.98         11/10/2006            1,066,870
        853,496  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.06         04/25/2007              853,437
        661,033  ATOMIUM FUNDING CORPORATION++                                        4.87         06/07/2006              660,484
      6,009,638  ATOMIUM FUNDING CORPORATION                                          5.06         06/15/2006            5,997,919
        289,506  ATOMIUM FUNDING CORPORATION++                                        5.08         06/19/2006              288,782
        226,177  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                     5.18         06/19/2006              226,172
      4,267,482  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $4,268,088)                                                    5.11         06/01/2006            4,267,482
     11,308,826  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $11,310,431)                                                         5.11         06/01/2006           11,308,826
        160,415  BETA FINANCE INCORPORATED SERIES MTN+/-++                            5.14         06/02/2006              160,415
      5,594,668  BHP BILLITON FINANCE USA LIMITED                                     5.05         06/12/2006            5,586,109
     14,479,126  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $14,481,181)        5.11         06/01/2006           14,479,126
      2,133,741  BUCKINGHAM CDO LLC                                                   5.06         07/24/2006            2,117,823
        426,748  BUCKINGHAM CDO LLC++                                                 5.07         06/26/2006              425,259
        618,785  CAIRN HIGH GRADE I LLC++                                             4.97         06/09/2006              618,098
      1,706,993  CAIRN HIGH GRADE I LLC                                               5.02         06/01/2006            1,706,993
      1,877,692  CAIRN HIGH GRADE I LLC                                               5.04         06/12/2006            1,874,819
      1,066,870  CAIRN HIGH GRADE I LLC++                                             5.04         06/14/2006            1,064,939
        938,846  CAIRN HIGH GRADE I LLC++                                             5.04         06/15/2006              937,015
        938,846  CAIRN HIGH GRADE I LLC                                               5.09         06/27/2006              935,438
         29,872  CAIRN HIGH GRADE I LLC                                               5.15         07/11/2006               29,705
         85,350  CC USA INCORPORATED+/-++                                             5.07         07/14/2006               85,350
      1,608,328  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.89         06/21/2006            1,603,857
      1,700,591  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.89         06/22/2006            1,695,626
        292,237  CEDAR SPRINGS CAPITAL COMPANY LLC                                    4.97         06/26/2006              291,217
      1,316,091  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  4.98         06/05/2006            1,315,354
        518,158  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.00         06/02/2006              518,085
        308,880  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.06         06/09/2006              308,537
        125,763  CEDAR SPRINGS CAPITAL COMPANY LLC++                                  5.07         06/19/2006              125,448
      1,749,667  CEDAR SPRINGS CAPITAL COMPANY LLC                                    5.09         06/23/2006            1,744,296
        921,776  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                      5.05         06/13/2006              921,776
        117,356  CREDIT SUISSE FIRST BOSTON+/-                                        5.21         06/19/2006              117,355
        320,061  CULLINAN FINANCE CORPORATION++                                       5.07         06/02/2006              320,016
      4,307,980  DEER VALLEY FUNDING LLC++                                            5.04         06/26/2006            4,292,945
      3,302,860  DEER VALLEY FUNDING LLC                                              5.08         06/27/2006            3,290,871
        138,693  DNB NOR BANK ASA                                                     5.08         07/05/2006              138,033
         53,344  EUREKA SECURITIZATION INCORPORATED++                                 5.06         06/23/2006               53,180
         16,046  FALCON ASSET SECURITIZATION CORPORATION                              4.91         06/15/2006               16,014
      4,267,482  FCAR OWNER TRUST SERIES II                                           5.04         06/22/2006            4,255,021
         42,675  FCAR OWNER TRUST SERIES II                                           5.29         10/03/2006               41,922
      2,133,741  FIVE FINANCE INCORPORATED+/-++                                       5.12         01/25/2007            2,134,573
        142,150  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                     5.20         08/15/2006              140,640
      4,267,482  FOX TROT CDO LIMITED                                                 5.06         06/26/2006            4,252,588
        512,525  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.06         09/18/2006              512,735
        682,797  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                        5.16         06/16/2006              682,797
      1,168,863  GEORGE STREET FINANCE LLC++                                          5.03         06/08/2006            1,167,729
      2,176,416  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.16         06/30/2006            2,176,416
      1,066,870  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.21         08/16/2006            1,066,870
         69,347  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.34         08/18/2006               69,368
         38,194  GRAMPIAN FUNDING LIMITED                                             4.85         07/03/2006               38,023
        512,098  HARRIER FINANCE FUNDING LLC                                          5.04         06/29/2006              510,101
        311,526  HBOS TREASURY SERVICES PLC+/-++                                      4.98         06/30/2006              311,489
      3,584,685  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.22         06/06/2006            3,584,685
      6,401,222  JPM CHASE SECURITIES CORPORATION  REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,402,131)                                          5.11         06/01/2006            6,401,222

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       213,844  K2 USA LLC SERIES MTN+/-++                                           5.13%        07/24/2006     $        213,865
      2,731,188  KAUPTHING BANK HF+/-++                                               5.14         03/20/2007            2,727,692
        156,019  KLIO FUNDING CORPORATION++                                           5.06         06/22/2006              155,564
         77,327  KLIO FUNDING CORPORATION++                                           5.14         07/26/2006               76,727
        675,116  KLIO II FUNDING CORPORATION++                                        4.98         06/30/2006              672,388
         85,350  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.98         06/02/2006               85,350
      2,891,902  LEXINGTON PARKER CAPITAL CORPORATION++                               5.07         06/02/2006            2,891,497
      1,493,619  LIQUID FUNDING LIMITED+/-++                                          4.99         12/01/2006            1,493,619
      1,152,220  LIQUID FUNDING LIMITED+/-++                                          5.06         08/14/2006            1,152,220
      2,133,741  LIQUID FUNDING LIMITED++                                             5.09         06/30/2006            2,125,120
        234,711  MERRILL LYNCH & COMPANY+/-                                           5.09         06/06/2006              234,711
      2,987,237  MORGAN STANLEY+/-                                                    5.13         10/10/2006            2,987,237
      2,133,741  MORGAN STANLEY+/-                                                    5.13         10/30/2006            2,133,741
        656,125  MORGAN STANLEY SERIES EXL+/-                                         5.11         05/15/2007              656,296
         64,012  NATIONWIDE BUILDING SOCIETY+/-++                                     5.20         07/21/2006               64,017
        110,400  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            4.57         06/15/2006              110,184
         91,111  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                            5.06         06/19/2006               90,883
        357,188  NORTH SEA FUNDING LLC                                                4.97         06/21/2006              356,195
        476,891  OLD LINE FUNDING CORPORATION++                                       5.02         06/15/2006              475,961
         27,227  PERRY GLOBAL FUNDING LLC                                             4.80         06/12/2006               27,185
        129,347  PERRY GLOBAL FUNDING LLC SERIES A                                    5.07         06/23/2006              128,950
         38,407  PERRY GLOBAL FUNDING LLC SERIES A++                                  5.17         08/10/2006               38,026
      1,961,121  RACERS TRUST 2004-6-MM+/-++                                          5.10         05/22/2006            1,961,494
        198,225  REGENCY MARKETS #1 LLC                                               5.05         06/13/2006              197,893
      2,133,741  REGENCY MARKETS #1 LLC++                                             5.05         06/15/2006            2,129,580
      1,066,870  ROYAL BANK OF SCOTLAND PLC+/-++                                      5.22         11/24/2006            1,067,308
        135,066  ROYAL BANK OF SCOTLAND PLC+/-                                        5.22         11/24/2006              135,121
      1,066,870  SEDNA FINANCE INCORPORATED+/-++                                      4.83         12/08/2006            1,066,988
        853,496  SLM CORPORATION+/-++                                                 5.08         05/04/2007              853,428
        534,587  TANGO FINANCE CORPORATION SERIES MTN+/-++                            5.13         10/25/2006              534,742
      2,666,152  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                      4.91         06/26/2006            2,656,847
         40,669  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                    4.93         06/06/2006               40,641
        372,935  THUNDER BAY FUNDING INCORPORATED++                                   5.13         07/07/2006              371,056
         51,637  TICONDEROGA FUNDING LLC                                              5.07         06/01/2006               51,637
      5,120,978  TIERRA ALTA FUNDING I LIMITED                                        5.04         06/15/2006            5,110,992
      4,267,482  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                            5.26         07/11/2006            4,267,482
        820,167  TRAVELERS INSURANCE COMPANY+/-                                       5.15         02/09/2007              820,151
      2,133,741  UNICREDITO ITALIANO NEW YORK SERIES+/-                               4.92         06/30/2006            2,133,099
      1,066,870  UNICREDITO ITALIANO SERIES LIB+/-++                                  5.09         03/09/2007            1,066,934
      1,066,870  VERSAILLES CDS LLC                                                   5.02         06/26/2006            1,063,147
        652,925  VERSAILLES CDS LLC                                                   5.05         06/27/2006              650,555
         89,617  VERSAILLES CDS LLC++                                                 5.05         06/28/2006               89,280
      1,066,870  VERSAILLES CDS LLC                                                   5.07         06/21/2006            1,063,905
        519,694  WHISTLEJACKET CAPITAL LIMITED                                        5.03         06/26/2006              517,880
         50,996  WHITE PINE FINANCE LLC                                               5.14         08/04/2006               50,534
      1,109,545  WHITE PINE FINANCE LLC SERIES MTN1+/-++                              5.07         06/12/2006            1,109,556
         30,043  YORKTOWN CAPITAL LLC                                                 5.16         07/06/2006               29,896

                                                                                                                       152,852,373
                                                                                                                  -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $152,852,373)                                                            152,852,373
                                                                                                                  -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $487,460,951)*                                    139.92%                                                   $    529,106,436

OTHER ASSETS AND LIABILITIES, NET                       (39.92)                                                       (150,956,712)
                                                       -------                                                    -----------------

TOTAL NET ASSETS                                        100.00%                                                   $    378,149,724
                                                       -------                                                    -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2020 FUND
--------------------------------------------------------------------------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 77.04%

ADVERTISING - 0.03%
          3,863  CENVEO INCORPORATED+<<                                                                            $        73,204
                                                                                                                   ---------------

AMUSEMENT & RECREATION SERVICES - 0.15%
          2,332  HARRAH'S ENTERTAINMENT INCORPORATED                                                                       177,325
          4,710  INTERNATIONAL GAME TECHNOLOGY                                                                             175,354

                                                                                                                           352,679
                                                                                                                   ---------------

APPAREL & ACCESSORY STORES - 0.33%
          1,333  ABERCROMBIE & FITCH COMPANY CLASS A                                                                        77,114
          3,086  CHICO'S FAS INCORPORATED+                                                                                  92,487
          6,223  GAP INCORPORATED                                                                                          113,259
          3,009  KOHL'S CORPORATION+                                                                                       161,553
          4,601  LIMITED BRANDS                                                                                            124,963
          3,214  NORDSTROM INCORPORATED                                                                                    118,372
          1,486  PAYLESS SHOESOURCE INCORPORATED+<<                                                                         39,646
          2,595  ROSS STORES INCORPORATED                                                                                   73,309

                                                                                                                           800,703
                                                                                                                   ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.40%
         10,579  BENETTON GROUP SPA ADR                                                                                    314,725
         22,071  INNOVO GROUP INCORPORATED+                                                                                 16,333
          1,649  JONES APPAREL GROUP INCORPORATED                                                                           53,494
          1,737  LIZ CLAIBORNE INCORPORATED                                                                                 67,170
          1,770  VF CORPORATION                                                                                            111,386
          5,221  WACOAL CORPORATION ADR                                                                                    386,458

                                                                                                                           949,566
                                                                                                                   ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.08%
          3,123  AUTONATION INCORPORATED+                                                                                   67,738
            535  AUTOZONE INCORPORATED+                                                                                     48,540
          2,522  CARMAX INCORPORATED+                                                                                       80,225

                                                                                                                           196,503
                                                                                                                   ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
          2,307  PACIFIC ETHANOL INCORPORATED+                                                                              67,157
                                                                                                                   ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.51%
          1,901  CENTEX CORPORATION                                                                                         90,659
          2,201  COMSTOCK HOMEBUILDING+<<                                                                                   15,451
          4,360  D.R. HORTON INCORPORATED                                                                                  114,929
          1,471  KB HOME                                                                                                    75,315
          2,426  LENNAR CORPORATION CLASS A                                                                                116,230
          3,609  PULTE HOMES INCORPORATED                                                                                  117,184
         49,982  SEKISUI HOUSE LIMITED                                                                                     702,182

                                                                                                                         1,231,950
                                                                                                                   ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.61%
          3,329  FASTENAL COMPANY                                                                                          143,147
         20,458  HOME DEPOT INCORPORATED                                                                                   779,859
          7,585  LOWE'S COMPANIES INCORPORATED                                                                             472,394
          1,547  SHERWIN-WILLIAMS COMPANY                                                                                   74,828

                                                                                                                         1,470,228
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES - 4.35%
          8,586  3COM CORPORATION+                                                                                 $        38,723
          6,601  ADOBE SYSTEMS INCORPORATED+                                                                               188,987
          1,604  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         80,072
         13,928  APPLIED DIGITAL SOLUTIONS+<<                                                                               29,667
          1,282  ARBITRON INCORPORATED<<                                                                                    51,101
          3,176  ARIBA INCORPORATED+                                                                                        26,964
          3,021  AUTODESK INCORPORATED+                                                                                    109,934
          5,320  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    241,900
          5,783  BEA SYSTEMS INCORPORATED+                                                                                  78,417
          3,687  BMC SOFTWARE INCORPORATED+                                                                                 74,293
          4,953  CA INCORPORATED                                                                                           107,629
          3,999  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                       72,142
         11,443  CENDANT CORPORATION                                                                                       185,033
          6,687  CERIDIAN CORPORATION+                                                                                     162,695
          1,339  CHOICEPOINT INCORPORATED+<<                                                                                59,599
          3,134  CITRIX SYSTEMS INCORPORATED+                                                                              117,776
          1,215  CLICK COMMERCE INCORPORATED+                                                                               23,607
          1,483  COGNEX CORPORATION                                                                                         37,238
          2,286  COMPUTER SCIENCES CORPORATION+                                                                            128,587
          7,354  COMPUWARE CORPORATION+                                                                                     54,125
          2,808  CONVERGYS CORPORATION+                                                                                     52,341
          1,677  DELUXE CORPORATION                                                                                         36,039
            951  DST SYSTEMS INCORPORATED+                                                                                  55,919
         11,236  EBAY INCORPORATED+                                                                                        368,653
          3,002  ECHELON CORPORATION+<<                                                                                     25,277
          2,467  EFUNDS CORPORATION+                                                                                        55,705
          3,352  ELECTRONIC ARTS INCORPORATED+                                                                             141,019
          5,689  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       139,494
          1,911  ELECTRONICS FOR IMAGING INCORPORATED+                                                                      44,775
          1,913  EQUIFAX INCORPORATED                                                                                       69,021
          1,761  FAIR ISAAC CORPORATION                                                                                     62,639
          2,083  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        76,529
          1,542  FILENET CORPORATION+<<                                                                                     40,169
          7,662  FIRST DATA CORPORATION                                                                                    353,295
          2,173  FISERV INCORPORATED+                                                                                       93,765
          1,705  GLOBAL PAYMENTS INCORPORATED                                                                               79,419
          1,803  GOOGLE INCORPORATED CLASS A+                                                                              670,391
          3,159  IMS HEALTH INCORPORATED                                                                                    85,230
              1  INFOSPACE INCORPORATED+                                                                                        16
          3,641  INTERNET CAPITAL GROUP INCORPORATED+                                                                       31,385
          4,892  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             46,621
          1,543  INTUIT INCORPORATED+                                                                                       85,312
          7,428  JUNIPER NETWORKS INCORPORATED+                                                                            118,328
          2,366  KEANE INCORPORATED+                                                                                        32,793
          1,714  MANPOWER INCORPORATED                                                                                     112,833
          2,517  MCAFEE INCORPORATED+                                                                                       59,527
          2,124  MENTOR GRAPHICS CORPORATION+                                                                               26,699
         89,094  MICROSOFT CORPORATION                                                                                   2,017,979
          2,103  MONSTER WORLDWIDE INCORPORATED+                                                                           102,774
          3,439  MPS GROUP INCORPORATED+                                                                                    51,723
          2,430  NCR CORPORATION+                                                                                           94,964
          7,552  NOVELL INCORPORATED+<<                                                                                     58,377
          1,781  OMNICOM GROUP INCORPORATED                                                                                169,391
         42,171  ORACLE CORPORATION+                                                                                       599,672
          3,464  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         46,210
          8,085  REALNETWORKS INCORPORATED+                                                                                 76,484
          3,455  RED HAT INCORPORATED+<<                                                                                    90,590
         17,731  RENTOKIL INITIAL PLC ADR                                                                                  240,555
          2,756  REUTERS GROUP PLC ADR                                                                                     116,965
          2,856  ROBERT HALF INTERNATIONAL INCORPORATED                                                                    117,210
          1,770  RSA SECURITY INCORPORATED+                                                                                 26,603
          6,940  SAP AG ADR<<                                                                                              365,252
         35,896  SUN MICROSYSTEMS INCORPORATED+                                                                            167,275

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
          2,414  SYBASE INCORPORATED+                                                                              $        49,173
         12,481  SYMANTEC CORPORATION+                                                                                     194,704
          2,219  SYNOPSYS INCORPORATED+                                                                                     45,334
          1,603  TOTAL SYSTEM SERVICES INCORPORATED                                                                         28,966
          5,771  UNISYS CORPORATION+                                                                                        37,973
          3,832  VASCO DATA SECURITY INTERNATIONAL INCORPORATED+                                                            31,997
          3,743  VERISIGN INCORPORATED+                                                                                     84,030
          2,508  VIAD CORPORATION                                                                                           76,970
          1,960  WEBSENSE INCORPORATED+<<                                                                                   43,414
          2,693  WEBSIDESTORY INCORPORATED+                                                                                 36,921
          3,431  WPP GROUP PLC ADR                                                                                         211,350
         12,657  YAHOO! INCORPORATED+<<                                                                                    399,835

                                                                                                                        10,414,374
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 6.95%
         20,331  AASTROM BIOSCIENCES INCORPORATED+<<                                                                        26,227
         14,874  ABBOTT LABORATORIES                                                                                       635,120
          1,871  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     121,334
          4,666  AKZO NOBEL NV ADR                                                                                         251,637
          1,438  ALBERTO-CULVER COMPANY CLASS B                                                                             66,881
         12,436  AMGEN INCORPORATED+                                                                                       840,549
            258  ARKEMA INCORPORATED ADR+                                                                                    9,290
          7,981  ASTRAZENECA PLC ADR<<                                                                                     422,514
            757  AVERY DENNISON CORPORATION                                                                                 44,958
          5,485  AVON PRODUCTS INCORPORATED                                                                                173,875
          1,323  BARR PHARMACEUTICALS INCORPORATED+                                                                         69,722
          4,107  BIOGEN IDEC INCORPORATED+                                                                                 191,509
         18,679  BRISTOL-MYERS SQUIBB COMPANY<<                                                                            458,569
          1,589  CABOT CORPORATION                                                                                          52,644
          5,680  CHEMTURA CORPORATION                                                                                       55,834
         10,636  CIBA SPECIALTY CHEMICALS                                                                                  308,231
          5,372  COLGATE-PALMOLIVE COMPANY                                                                                 324,146
          5,708  CYPRESS BIOSCIENCE INCORPORATED+                                                                           39,328
          8,190  DISCOVERY LABORATORIES INCORPORATED+<<                                                                     18,264
          9,334  DOW CHEMICAL COMPANY                                                                                      372,147
          8,601  E.I. DU PONT DE NEMOURS & COMPANY                                                                         365,801
          1,183  EASTMAN CHEMICAL COMPANY                                                                                   66,698
          2,354  ECOLAB INCORPORATED                                                                                        91,123
          3,833  EISAI COMPANY LIMITED ADR                                                                                 174,025
          9,054  ELI LILLY & COMPANY                                                                                       467,549
          6,398  EPIX PHARMACEUTICALS INCORPORATED+                                                                         22,905
          1,857  ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                              76,026
          3,984  FOREST LABORATORIES INCORPORATED+                                                                         149,320
          5,242  GENENTECH INCORPORATED+                                                                                   434,876
          3,716  GENZYME CORPORATION+                                                                                      221,102
          5,650  GILEAD SCIENCES INCORPORATED+                                                                             323,914
         10,424  GLAXOSMITHKLINE PLC ADR                                                                                   576,447
          3,566  HOSPIRA INCORPORATED+                                                                                     159,792
          1,303  IDEXX LABORATORIES INCORPORATED+                                                                           99,588
          1,245  IMCLONE SYSTEMS INCORPORATED+<<                                                                            49,800
          1,486  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            52,887
          4,808  KING PHARMACEUTICALS INCORPORATED+                                                                         85,486
          1,497  LUBRIZOL CORPORATION                                                                                       60,509
          3,557  LYONDELL CHEMICAL COMPANY                                                                                  86,079
          3,769  MEDIMMUNE INCORPORATED+                                                                                   119,930
         20,968  MERCK & COMPANY INCORPORATED                                                                              698,025
          6,277  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                   53,731
          3,392  MONSANTO COMPANY                                                                                          285,471
          4,504  MOSAIC COMPANY+<<                                                                                          70,082
          3,419  MYLAN LABORATORIES INCORPORATED                                                                            71,491
          2,316  NASTECH PHARMACEUTICAL COMPANY INCORPORATED+<<                                                             32,401
         10,177  NOVARTIS AG ADR                                                                                           564,620

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          2,313  NOVO NORDISK A/S ADR                                                                              $       143,753
          3,614  OLIN CORPORATION                                                                                           64,004
            968  OSI PHARMACEUTICALS INCORPORATED+<<                                                                        27,704
         71,889  PFIZER INCORPORATED                                                                                     1,700,894
          1,329  PPG INDUSTRIES INCORPORATED                                                                                85,508
          3,165  PRAXAIR INCORPORATED                                                                                      166,796
         31,724  PROCTER & GAMBLE COMPANY                                                                                1,721,027
          2,195  RENOVIS INCORPORATED+<<                                                                                    35,779
          6,912  ROCHE HOLDING AG ADR                                                                                      539,591
          1,611  ROHM & HAAS COMPANY                                                                                        81,211
          6,936  SANOFI-AVENTIS ADR                                                                                        327,865
         14,887  SCHERING-PLOUGH CORPORATION                                                                               283,746
          1,535  SEPRACOR INCORPORATED+                                                                                     79,467
         12,538  SHISEIDO COMPANY LIMITED ADR                                                                              223,673
            848  SIGMA-ALDRICH CORPORATION                                                                                  58,868
         10,994  STEMCELLS INCORPORATED+<<                                                                                  24,407
         14,300  SYNGENTA AG ADR+                                                                                          394,108
          2,951  TANOX INCORPORATED+                                                                                        42,170
          2,027  TRONOX INCORPORATED CLASS B                                                                                26,209
          1,700  VALSPAR CORPORATION                                                                                        46,784
         13,657  WYETH                                                                                                     624,671

                                                                                                                        16,640,692
                                                                                                                   ---------------

COAL MINING - 0.08%
          2,070  MASSEY ENERGY COMPANY                                                                                      77,252
          1,671  PENN VIRGINIA CORPORATION<<                                                                               113,461

                                                                                                                           190,713
                                                                                                                   ---------------

COMMUNICATIONS - 3.54%
          1,791  ADTRAN INCORPORATED                                                                                        45,169
          4,118  ALLTEL CORPORATION                                                                                        254,698
          5,961  AMERICAN TOWER CORPORATION CLASS A+                                                                       184,612
          1,339  ANIXTER INTERNATIONAL INCORPORATED+                                                                        65,249
         39,138  AT&T INCORPORATED<<                                                                                     1,019,936
          6,664  AVAYA INCORPORATED+                                                                                        78,702
         19,323  BELLSOUTH CORPORATION                                                                                     652,538
          3,281  BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                  131,109
          5,368  BT GROUP PLC ADR                                                                                          238,125
          3,204  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                                62,991
          2,049  CENTURYTEL INCORPORATED                                                                                    73,252
         12,379  CINCINNATI BELL INCORPORATED+<<                                                                            48,154
          5,017  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 154,524
         20,752  COMCAST CORPORATION CLASS A+                                                                              666,762
         12,813  DEUTSCHE TELEKOM AG ADR<<                                                                                 208,211
          8,974  DIRECTV GROUP INCORPORATED+                                                                               157,583
          7,769  DOBSON COMMUNICATIONS CORPORATION+<<                                                                       66,736
          3,882  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                              116,188
          1,496  EMBARQ CORPORATION+                                                                                        62,355
          6,483  FRANCE TELECOM SA ADR                                                                                     149,692
          3,593  HEARST-ARGYLE TELEVISION INCORPORATED                                                                      79,621
          2,347  IAC INTERACTIVECORP+<<                                                                                     60,623
          2,542  LAGARDERE SCA ADR                                                                                         201,129
          5,860  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                      134,370
          1,586  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       126,210
          7,931  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   142,436
            627  LIVE NATION INCORPORATED+                                                                                  14,296
          6,181  NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR<<                                                            152,733
          5,834  NTT DOCOMO INCORPORATED ADR                                                                                95,036
          5,473  REED ELSEVIER PLC ADR                                                                                     212,571
         29,928  SPRINT NEXTEL CORPORATION                                                                                 634,773

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (continued)
         10,969  TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                             $       351,337
          9,227  TELEFONICA SA ADR                                                                                         453,415
          1,796  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                      70,008
          3,565  TIME WARNER TELECOM INCORPORATED+<<                                                                        54,295
         27,363  VERIZON COMMUNICATIONS INCORPORATED                                                                       853,999
         17,783  VODAFONE GROUP PLC ADR<<                                                                                  409,009

                                                                                                                         8,482,447
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS - 9.24%
         10,201  ABN AMRO HOLDING NV ADR                                                                                   282,364
          7,968  ALLIED IRISH BANKS PLC ADR                                                                                381,827
          4,395  AMSOUTH BANCORPORATION                                                                                    117,786
          3,240  ASSOCIATED BANC-CORP                                                                                      107,114
         27,053  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                  561,350
         38,752  BANCO SANTANDER CENTRAL HISPANO SA ADR<<                                                                  559,966
         44,851  BANK OF AMERICA CORPORATION                                                                             2,170,788
          2,481  BANK OF HAWAII CORPORATION                                                                                125,861
         10,545  BANK OF NEW YORK COMPANY INCORPORATED                                                                     350,410
          2,619  BANKNORTH GROUP INCORPORATED                                                                               75,008
          8,222  BARCLAYS PLC ADR                                                                                          381,090
          5,432  BB&T CORPORATION                                                                                          225,808
          4,864  BERKSHIRE HILLS BANCORP INCORPORATED                                                                      167,322
         10,880  BNP PARIBAS SA ADR<<                                                                                      508,686
          5,041  CHITTENDEN CORPORATION                                                                                    136,359
         49,675  CITIGROUP INCORPORATED                                                                                  2,448,977
          1,112  CITY NATIONAL CORPORATION                                                                                  80,876
          1,664  COMERICA INCORPORATED                                                                                      91,104
          1,554  COMMERCE BANCSHARES INCORPORATED                                                                           80,357
          3,259  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                             51,166
          5,541  COMMUNITY BANK SYSTEM INCORPORATED                                                                        107,440
          5,739  COMMUNITY BANKS INCORPORATED                                                                              147,779
          2,548  COMPASS BANCSHARES INCORPORATED                                                                           141,796
          4,299  DEUTSCHE BANK AG ADR                                                                                      492,923
          1,028  DOWNEY FINANCIAL CORPORATION                                                                               70,007
          4,242  FIFTH THIRD BANCORP<<                                                                                     161,196
          1,373  FIRST HORIZON NATIONAL CORPORATION                                                                         54,865
          1,733  FIRSTFED FINANCIAL CORPORATION+<<                                                                         100,237
          2,625  GOLDEN WEST FINANCIAL CORPORATION                                                                         191,888
          7,749  HBOS PLC ADR                                                                                              397,825
          7,987  HSBC HOLDINGS PLC ADR<<                                                                                   696,626
          3,480  HUNTINGTON BANCSHARES INCORPORATED                                                                         81,850
          6,262  HYPO REAL ESTATE HOLDING AG ADR                                                                           395,326
          3,378  IBERIABANK CORPORATION                                                                                    205,686
         34,630  JP MORGAN CHASE & COMPANY                                                                               1,476,623
          4,109  KEYCORP                                                                                                   146,773
          8,666  LLOYDS TSB GROUP PLC ADR<<                                                                                328,441
            750  M&T BANK CORPORATION                                                                                       86,325
          2,753  MARSHALL & ILSLEY CORPORATION                                                                             124,821
          5,019  MELLON FINANCIAL CORPORATION                                                                              181,587
          2,400  MERCANTILE BANKSHARES CORPORATION                                                                          86,280
          4,215  NATIONAL AUSTRALIA BANK LIMITED ADR                                                                       562,492
         44,306  NATIONAL BANK OF GREECE SA ADR                                                                            373,943
          5,947  NATIONAL CITY CORPORATION                                                                                 219,325
          5,910  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                  98,461
          5,981  NORTH FORK BANCORPORATION INCORPORATED                                                                    176,260
          2,505  NORTHERN TRUST CORPORATION                                                                                140,080
            926  PARK NATIONAL CORPORATION                                                                                  87,924
          3,239  PNC FINANCIAL SERVICES GROUP                                                                              223,199
          5,648  POPULAR INCORPORATED                                                                                      109,402
          6,143  PREMIERWEST BANCORP                                                                                        87,776
          5,363  REGIONS FINANCIAL CORPORATION                                                                             181,538
         12,989  SANPAOLO IMI SPA ADR                                                                                      465,006

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
          4,039  SKY FINANCIAL GROUP INCORPORATED<<                                                                $        99,359
         15,886  SOCIETE GENERALE ADR                                                                                      490,533
          4,075  STATE STREET CORPORATION                                                                                  253,058
          3,202  SUMMIT FINANCIAL GROUP INCORPORATED<<                                                                      64,841
          2,978  SUNTRUST BANKS INCORPORATED                                                                               225,464
          3,754  SYNOVUS FINANCIAL CORPORATION                                                                              98,768
          2,581  TCF FINANCIAL CORPORATION                                                                                  68,913
          3,088  TRUSTMARK CORPORATION                                                                                      92,671
          3,551  UNITED SECURITY BANCSHARES INCORPORATED<<                                                                 102,624
         19,616  US BANCORP                                                                                                605,546
          4,658  VALLEY NATIONAL BANCORP<<                                                                                 114,168
         15,413  WACHOVIA CORPORATION                                                                                      824,595
          5,275  WASHINGTON FEDERAL INCORPORATED                                                                           121,009
          9,172  WASHINGTON MUTUAL INCORPORATED                                                                            421,087
          1,067  WEBSTER FINANCIAL CORPORATION                                                                              51,739
          9,697  WESTPAC BANKING CORPORATION ADR                                                                           847,227
          3,048  WILMINGTON TRUST CORPORATION<<                                                                            130,180
          2,154  WINTRUST FINANCIAL CORPORATION                                                                            110,565
          1,248  ZIONS BANCORPORATION                                                                                      101,125

                                                                                                                        22,129,391
                                                                                                                   ---------------

EATING & DRINKING PLACES - 0.44%
          1,549  BRINKER INTERNATIONAL INCORPORATED                                                                         56,848
          2,402  CHEESECAKE FACTORY INCORPORATED+                                                                           70,283
          2,867  DARDEN RESTAURANTS INCORPORATED                                                                           101,521
          1,364  JACK IN THE BOX INCORPORATED+                                                                              56,824
         12,537  MCDONALD'S CORPORATION                                                                                    415,852
          1,388  OSI RESTAURANT PARTNERS INCORPORATED                                                                       50,912
          2,236  WENDY'S INTERNATIONAL INCORPORATED                                                                        134,786
          3,398  YUM! BRANDS INCORPORATED                                                                                  171,259

                                                                                                                         1,058,285
                                                                                                                   ---------------

EDUCATIONAL SERVICES - 0.07%
          1,819  APOLLO GROUP INCORPORATED CLASS A+                                                                         95,152
          1,964  CAREER EDUCATION CORPORATION+                                                                              64,007

                                                                                                                           159,159
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.52%
          8,698  AES CORPORATION+                                                                                          160,043
          2,118  AMEREN CORPORATION                                                                                        104,820
          4,352  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              149,143
          8,128  BG GROUP PLC ADR                                                                                          544,170
          5,013  CENTERPOINT ENERGY INCORPORATED<<                                                                          60,106
         27,159  CLP HOLDINGS LIMITED                                                                                      155,792
          2,117  CONSOLIDATED EDISON INCORPORATED<<                                                                         93,360
          2,155  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   111,414
          3,132  DOMINION RESOURCES INCORPORATED                                                                           227,321
         12,559  DUKE ENERGY CORPORATION                                                                                   354,415
          8,161  E.ON AG ADR<<                                                                                             313,790
          4,511  EDISON INTERNATIONAL                                                                                      177,012
          9,357  EL PASO CORPORATION                                                                                       145,689
          2,381  ENTERGY CORPORATION                                                                                       166,932
          7,430  EXELON CORPORATION                                                                                        420,612
          3,797  FIRSTENERGY CORPORATION                                                                                   199,039
          7,317  FPL GROUP INCORPORATED                                                                                    291,436
        268,652  HONG KONG & CHINA GAS COMPANY LIMITED ADR                                                                 602,586
          4,338  INTERNATIONAL POWER PLC ADR                                                                               236,681
          1,396  KINDER MORGAN INCORPORATED                                                                                140,270
          2,543  NATIONAL FUEL GAS COMPANY                                                                                  91,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          6,163  NATIONAL GRID PLC ADR                                                                             $       349,257
          3,496  NISOURCE INCORPORATED                                                                                      76,108
          3,182  NSTAR                                                                                                      88,014
          1,257  PEOPLES ENERGY CORPORATION<<                                                                               47,163
          4,898  PG&E CORPORATION<<                                                                                        194,353
          1,716  PINNACLE WEST CAPITAL CORPORATION                                                                          67,593
          5,476  PPL CORPORATION                                                                                           163,021
          1,644  PROGRESS ENERGY INCORPORATED                                                                               69,114
          3,108  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              198,073
          6,339  RELIANT ENERGY INCORPORATED+<<                                                                             73,849
          4,533  RWE AG ADR<<                                                                                              386,901
          1,638  SCANA CORPORATION                                                                                          62,441
          9,612  SCOTTISH POWER PLC ADR B SHARES+                                                                           64,592
          3,486  SEMPRA ENERGY                                                                                             156,765
          4,220  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                      113,349
          7,889  SOUTHERN COMPANY                                                                                          252,211
          5,778  TXU CORPORATION                                                                                           331,079
          3,748  UGI CORPORATION                                                                                            87,178
         11,640  UNITED UTILITIES PLC ADR<<                                                                                293,095
          5,588  WASTE MANAGEMENT INCORPORATED                                                                             204,633
          7,903  WILLIAMS COMPANIES INCORPORATED                                                                           178,608
          2,037  WPS RESOURCES CORPORATION                                                                                  99,446
          6,748  XCEL ENERGY INCORPORATED                                                                                  126,660

                                                                                                                         8,429,173
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 6.30%
          4,946  ADAPTEC INCORPORATED+                                                                                      22,109
          5,406  ADVANCED MICRO DEVICES INCORPORATED+                                                                      166,991
          9,687  ALCATEL SA ADR+<<                                                                                         128,546
          3,738  ALTERA CORPORATION+                                                                                        73,115
          3,254  AMERICAN POWER CONVERSION CORPORATION                                                                      64,039
          2,856  ANALOG DEVICES INCORPORATED                                                                                96,333
          3,844  ANDREW CORPORATION+                                                                                        38,901
          7,552  APPLIED MICRO CIRCUITS CORPORATION+                                                                        22,203
          4,104  AVX CORPORATION                                                                                            67,182
          6,960  BROADCOM CORPORATION CLASS A+                                                                             235,318
          5,750  CANON INCORPORATED ADR<<                                                                                  403,650
         24,059  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                      229,763
         63,006  CISCO SYSTEMS INCORPORATED+                                                                             1,239,958
          3,400  COMVERSE TECHNOLOGY INCORPORATED+                                                                          76,568
          3,117  CREE INCORPORATED+<<                                                                                       79,951
          3,168  CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                       48,090
          2,666  DITECH NETWORKS INCORPORATED+                                                                              24,101
          5,037  EMERSON ELECTRIC COMPANY                                                                                  415,653
          3,828  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                             119,472
          7,663  GEMSTAR-TV GUIDE INTERNATIONAL INCORPORATED+                                                               26,897
        101,454  GENERAL ELECTRIC COMPANY                                                                                3,475,814
          1,023  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               86,679
          2,260  HARRIS CORPORATION                                                                                         92,027
          1,417  IMATION CORPORATION                                                                                        54,526
          2,282  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                 32,724
         57,830  INTEL CORPORATION                                                                                       1,042,097
          1,151  INTERNATIONAL RECTIFIER CORPORATION+<<                                                                     51,277
          2,521  INTERSIL CORPORATION CLASS A                                                                               67,588
          2,808  JABIL CIRCUIT INCORPORATED                                                                                 97,775
         23,488  JDS UNIPHASE CORPORATION+                                                                                  71,169
          1,955  KLA-TENCOR CORPORATION                                                                                     80,233
          7,631  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NEW YORK SHARES                                                241,216
          1,731  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  126,294
          2,604  LATTICE SEMICONDUCTOR CORPORATION+                                                                         15,702
          2,538  LINEAR TECHNOLOGY CORPORATION                                                                              85,658
          5,937  LSI LOGIC CORPORATION+                                                                                     57,767

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
         46,626  LUCENT TECHNOLOGIES INCORPORATED+<<                                                               $       118,896
         20,055  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                        437,801
          3,373  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    103,652
          6,051  MCDATA CORPORATION CLASS A+                                                                                22,873
          2,667  MICROCHIP TECHNOLOGY INCORPORATED                                                                          91,478
          5,829  MICRON TECHNOLOGY INCORPORATED+                                                                            96,528
         21,269  MINEBEA COMPANY LIMITED ADR                                                                               251,183
          2,026  MOLEX INCORPORATED                                                                                         71,923
         24,927  MOTOROLA INCORPORATED                                                                                     525,710
          4,493  NATIONAL SEMICONDUCTOR CORPORATION                                                                        115,380
          4,346  NETWORK APPLIANCE INCORPORATED+                                                                           139,072
          8,242  NIDEC CORPORATION ADR                                                                                     156,186
         16,388  NOKIA OYJ ADR                                                                                             351,850
          2,005  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           46,436
          5,726  NVIDIA CORPORATION+                                                                                       131,583
          8,211  OMRON CORPORATION                                                                                         223,384
          3,400  QLOGIC CORPORATION+                                                                                        60,792
         16,470  QUALCOMM INCORPORATED                                                                                     744,609
          5,036  RF MICRO DEVICES INCORPORATED+                                                                             36,511
          2,421  ROCKWELL COLLINS INCORPORATED                                                                             132,187
          8,760  SANMINA-SCI CORPORATION+                                                                                   41,172
          9,498  SANYO ELECTRIC COMPANY LIMITED<<                                                                          112,836
          2,017  SILICON LABORATORIES INCORPORATED+<<                                                                       78,683
         25,672  SIRIUS SATELLITE RADIO INCORPORATED+                                                                      116,294
          7,381  SONY CORPORATION ADR                                                                                      333,400
         12,550  SPATIALIGHT INCORPORATED+<<                                                                                38,403
          2,064  TDK CORPORATION ADR                                                                                       169,351
          7,174  TELLABS INCORPORATED+                                                                                     102,588
         16,196  TEXAS INSTRUMENTS INCORPORATED                                                                            505,801
          1,739  THOMAS & BETTS CORPORATION+                                                                                99,993
          2,936  UNIVERSAL DISPLAY CORPORATION+<<                                                                           42,924
         15,288  VALENCE TECHNOLOGY INCORPORATED+<<                                                                         29,506
          1,770  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    54,782
          2,761  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                     44,866
          1,308  WHIRLPOOL CORPORATION                                                                                     117,615
          3,399  XILINX INCORPORATED                                                                                        88,374

                                                                                                                        15,092,008
                                                                                                                   ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.42%
          4,770  CELGENE CORPORATION+<<                                                                                    197,717
          1,122  CEPHALON INCORPORATED+<<                                                                                   67,006
          4,874  DECODE GENETICS INCORPORATED+                                                                              33,679
          1,393  FLUOR CORPORATION                                                                                         122,110
          3,570  MOODY'S CORPORATION                                                                                       186,711
          3,595  PAYCHEX INCORPORATED                                                                                      131,973
          1,798  PER-SE TECHNOLOGIES INCORPORATED+<<                                                                        44,806
          2,062  QUEST DIAGNOSTICS INCORPORATED                                                                            114,936
          6,058  SERVICEMASTER COMPANY                                                                                      65,426
          2,500  TELIK INCORPORATED+<<                                                                                      39,950

                                                                                                                         1,004,314
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.27%
          2,618  BALL CORPORATION                                                                                           97,965
          2,754  CRANE COMPANY                                                                                             110,656
          1,603  DYNAMIC MATERIALS CORPORATION<<                                                                            44,676
          1,805  FORTUNE BRANDS INCORPORATED                                                                               133,570
          4,744  ILLINOIS TOOL WORKS INCORPORATED                                                                          235,539
          1,441  SUN HYDRAULICS CORPORATION                                                                                 28,388

                                                                                                                           650,794
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
FINANCIAL SERVICES - 0.03%
          4,503  JANUS CAPITAL GROUP INCORPORATED                                                                  $        81,099
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS - 2.72%
          6,354  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     289,997
          9,764  ARCHER-DANIELS-MIDLAND COMPANY                                                                            405,889
          7,431  CADBURY SCHWEPPES PLC ADR                                                                                 286,391
          2,171  CAMPBELL SOUP COMPANY                                                                                      76,397
          2,983  COCA-COLA ENTERPRISES INCORPORATED                                                                         58,646
         42,986  COMPASS GROUP PLC ADR                                                                                     190,239
          4,617  CONAGRA FOODS INCORPORATED                                                                                104,344
          3,334  DEL MONTE FOODS COMPANY                                                                                    39,475
          6,604  DIAGEO PLC ADR                                                                                            437,119
          3,247  FLOWERS FOODS INCORPORATED                                                                                 94,390
          2,276  GENERAL MILLS INCORPORATED                                                                                118,102
         14,976  GROUPE DANONE ADR<<                                                                                       380,690
            879  HANSEN NATURAL CORPORATION+                                                                               162,501
          2,103  HERSHEY FOODS CORPORATION                                                                                 119,682
          2,055  HJ HEINZ COMPANY                                                                                           87,029
          1,794  HORMEL FOODS CORPORATION                                                                                   64,423
          1,888  JM SMUCKER COMPANY                                                                                         78,276
          1,931  KELLOGG COMPANY                                                                                            90,950
         25,545  KIRIN BREWERY COMPANY LIMITED ADR                                                                         411,785
            647  KRAFT FOODS INCORPORATED CLASS A<<                                                                         21,416
          1,886  MCCORMICK & COMPANY INCORPORATED                                                                           64,973
            516  MOLSON COORS BREWING COMPANY                                                                               33,426
          9,768  NESTLE SA ADR                                                                                             730,590
          2,497  PEPSI BOTTLING GROUP INCORPORATED                                                                          78,256
          2,752  PEPSIAMERICAS INCORPORATED                                                                                 61,452
         15,213  PEPSICO INCORPORATED                                                                                      919,778
          7,962  SARA LEE CORPORATION                                                                                      135,115
          1,663  SMITHFIELD FOODS INCORPORATED+                                                                             46,248
         18,137  THE COCA-COLA COMPANY                                                                                     798,572
            373  TREEHOUSE FOODS INCORPORATED+                                                                               9,321
          3,100  TYSON FOODS INCORPORATED CLASS A                                                                           49,631
          1,593  WM. WRIGLEY JR. COMPANY                                                                                    72,809

                                                                                                                         6,517,912
                                                                                                                   ---------------

FOOD STORES - 0.54%
          3,475  ALBERTSON'S INCORPORATED                                                                                   88,995
         17,784  KONINKLIJKE AHOLD NV ADR+                                                                                 145,295
          7,819  KROGER COMPANY                                                                                            157,240
          3,954  SAFEWAY INCORPORATED                                                                                       93,235
          9,349  STARBUCKS CORPORATION+                                                                                    333,292
         20,165  TESCO PLC ADR<<                                                                                           362,819
          1,782  WHOLE FOODS MARKET INCORPORATED                                                                           115,830

                                                                                                                         1,296,706
                                                                                                                   ---------------

FORESTRY - 0.05%
          1,727  WEYERHAEUSER COMPANY                                                                                      110,459
                                                                                                                   ---------------

FURNITURE & FIXTURES - 0.25%
          1,076  ETHAN ALLEN INTERIORS INCORPORATED                                                                         40,952
          1,915  HERMAN MILLER INCORPORATED                                                                                 55,956
            530  HILLENBRAND INDUSTRIES INCORPORATED                                                                        26,786
          1,379  HNI CORPORATION                                                                                            71,984
          2,328  HOOKER FURNITURE CORPORATION                                                                               37,388
          2,989  LEGGETT & PLATT INCORPORATED                                                                               75,891
          5,515  MASCO CORPORATION                                                                                         171,075

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
FURNITURE & FIXTURES (continued)
          4,026  NEWELL RUBBERMAID INCORPORATED                                                                    $       106,528

                                                                                                                           586,560
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 1.02%
          2,694  BIG LOTS INCORPORATED+<<                                                                                   43,697
          1,486  BJ'S WHOLESALE CLUB INCORPORATED+                                                                          43,837
          3,684  DOLLAR GENERAL CORPORATION                                                                                 60,049
          1,880  FAMILY DOLLAR STORES INCORPORATED                                                                          46,962
          2,845  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  207,201
          2,778  JC PENNEY COMPANY INCORPORATED                                                                            168,791
          3,174  SAKS INCORPORATED+                                                                                         50,943
          1,205  SEARS HOLDINGS CORPORATION+                                                                               183,003
          8,782  TARGET CORPORATION                                                                                        429,616
          6,166  TJX COMPANIES INCORPORATED                                                                                146,196
         21,869  WAL-MART STORES INCORPORATED                                                                            1,059,553

                                                                                                                         2,439,848
                                                                                                                   ---------------

HEALTH SERVICES - 0.37%
          5,401  CAREMARK RX INCORPORATED                                                                                  259,086
          4,393  HCA INCORPORATED                                                                                          195,269
          3,281  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                         68,409
          1,709  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                               101,446
          1,236  LIFEPOINT HOSPITALS INCORPORATED+                                                                          43,668
          5,900  TENET HEALTHCARE CORPORATION+                                                                              46,728
          1,572  TRIAD HOSPITALS INCORPORATED+<<                                                                            63,320
            789  UNIVERSAL HEALTH SERVICES CLASS B                                                                          40,050
          2,508  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                      43,137
          1,315  WATSON PHARMACEUTICALS INCORPORATED+                                                                       33,309

                                                                                                                           894,422
                                                                                                                   ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.79%
          1,541  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                              129,382
            929  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          40,179
          2,605  ARCHSTONE-SMITH TRUST                                                                                     125,952
          3,764  AVALONBAY COMMUNITIES INCORPORATED<<                                                                      400,113
          1,506  BOSTON PROPERTIES INCORPORATED                                                                            127,483
          2,836  CARRAMERICA REALTY CORPORATION                                                                            125,720
          2,364  CBL & ASSOCIATES PROPERTIES INCORPORATED                                                                   88,437
          6,288  CEDAR SHOPPING CENTERS INCORPORATED                                                                        91,428
          4,104  CRESCENT REAL ESTATE EQUITIES COMPANY                                                                      72,559
          4,573  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                       63,428
          1,593  DUKE REALTY CORPORATION                                                                                    54,066
          3,142  ENTERTAINMENT PROPERTIES TRUST                                                                            128,979
          2,653  EQUITY OFFICE PROPERTIES TRUST                                                                             89,273
          2,577  EQUITY RESIDENTIAL                                                                                        113,646
          3,016  GENERAL GROWTH PROPERTIES INCORPORATED                                                                    131,980
          4,214  HIGHWOODS PROPERTIES INCORPORATED                                                                         130,634
          5,891  HOST HOTELS & RESORTS INCORPORATED                                                                        118,232
          1,026  ISTAR FINANCIAL INCORPORATED                                                                               39,070
          2,277  KILROY REALTY CORPORATION                                                                                 151,033
          3,589  KIMCO REALTY CORPORATION                                                                                  128,666
          2,746  LASALLE HOTEL PROPERTIES                                                                                  114,041
            996  MACK-CALI REALTY CORPORATION                                                                               42,708
         41,664  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                           573,297
          4,502  NTL INCORPORATED                                                                                          120,113
          8,689  ONE LIBERTY PROPERTIES INCORPORATED<<                                                                     171,955
          1,191  PAN PACIFIC RETAIL PROPERTY                                                                                78,928
          3,069  PLUM CREEK TIMBER COMPANY                                                                                 109,717
          2,515  PROLOGIS                                                                                                  124,367

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
            645  PUBLIC STORAGE INCORPORATED                                                                       $        46,234
          1,643  SIMON PROPERTY GROUP INCORPORATED                                                                         130,832
          3,627  SOVRAN SELF STORAGE INCORPORATED                                                                          171,086
          4,933  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                149,815
          1,203  VORNADO REALTY TRUST                                                                                      108,138

                                                                                                                         4,291,491
                                                                                                                   ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.22%
          3,561  BED BATH & BEYOND INCORPORATED+                                                                           125,240
          4,777  BEST BUY COMPANY INCORPORATED                                                                             253,181
          3,709  CIRCUIT CITY STORES INCORPORATED<<                                                                        111,418
          2,454  PIER 1 IMPORTS INCORPORATED<<                                                                              20,835
          1,645  RADIO SHACK CORPORATION                                                                                    27,669

                                                                                                                           538,343
                                                                                                                   ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
          1,812  GAYLORD ENTERTAINMENT COMPANY+<<                                                                           79,402
          4,340  HILTON HOTELS CORPORATION                                                                                 119,176
          3,090  LODGIAN INCORPORATED+                                                                                      35,566
          3,078  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               222,632
          2,046  MGM MIRAGE+                                                                                                84,827
          2,049  RIVIERA HOLDINGS CORPORATED+                                                                               43,131
          2,745  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          167,720

                                                                                                                           752,454
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.90%
          6,602  3M COMPANY                                                                                                552,323
          2,709  AMERICAN STANDARD COMPANIES INCORPORATED                                                                  115,105
          8,565  APPLE COMPUTER INCORPORATED+                                                                              511,930
         15,930  APPLIED MATERIALS INCORPORATED                                                                            269,376
          2,766  AXCELIS TECHNOLOGIES INCORPORATED+                                                                         17,619
          3,364  BAKER HUGHES INCORPORATED                                                                                 290,313
          1,071  BLACK & DECKER CORPORATION                                                                                 93,134
          4,970  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               30,367
          1,598  CAMERON INTERNATIONAL CORPORATION+                                                                         74,946
          7,403  CATERPILLAR INCORPORATED                                                                                  540,049
          1,091  CDW CORPORATION<<                                                                                          61,020
          3,132  CIRRUS LOGIC INCORPORATED+                                                                                 25,620
          2,671  DEERE & COMPANY                                                                                           228,638
         23,668  DELL INCORPORATED+                                                                                        600,694
            598  DIEBOLD INCORPORATED                                                                                       25,421
          2,668  DOVER CORPORATION                                                                                         130,305
          1,553  EATON CORPORATION                                                                                         114,208
         24,977  EMC CORPORATION+                                                                                          319,706
          5,492  ENTEGRIS INCORPORATED+                                                                                     53,162
          9,195  GATEWAY INCORPORATED+                                                                                      15,815
          3,115  GRANT PRIDECO INCORPORATED+                                                                               149,645
         28,891  HEWLETT-PACKARD COMPANY                                                                                   935,491
          2,956  HITACHI LIMITED ADR                                                                                       200,919
         14,565  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             1,163,743
          4,375  KOMATSU LIMITED ADR                                                                                       348,876
          1,973  LAM RESEARCH CORPORATION+<<                                                                                88,371
          1,320  LEXMARK INTERNATIONAL INCORPORATED+                                                                        75,570
         14,124  MAKITA CORPORATION                                                                                        439,680
          2,436  NATIONAL-OILWELL VARCO INCORPORATED+                                                                      160,922
         38,238  NEC CORPORATION ADR                                                                                       230,957
          1,361  NORDSON CORPORATION                                                                                        63,491
          2,818  PALL CORPORATION                                                                                           84,794
          1,943  PALM INCORPORATED+<<                                                                                       32,021

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          1,437  PAR TECHNOLOGY CORPORATION+                                                                       $        20,808
          1,598  PARKER HANNIFIN CORPORATION                                                                               124,676
          1,278  PITNEY BOWES INCORPORATED                                                                                  52,117
          2,321  SANDISK CORPORATION+                                                                                      130,603
          5,760  SIEMENS AG ADR<<                                                                                          495,821
          2,900  SMITH INTERNATIONAL INCORPORATED                                                                          118,784
         13,390  SOLECTRON CORPORATION+                                                                                     47,668
          1,174  SPX CORPORATION                                                                                            61,764
          1,934  STANLEY WORKS                                                                                              93,896
          4,675  SYMBOL TECHNOLOGIES INCORPORATED                                                                           55,492
          2,218  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      104,024

                                                                                                                         9,349,884
                                                                                                                   ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.16%
          4,327  AON CORPORATION<<                                                                                         154,258
          5,349  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                 149,932
          3,878  UNUMPROVIDENT CORPORATION                                                                                  69,649

                                                                                                                           373,839
                                                                                                                   ---------------

INSURANCE CARRIERS - 3.69%
          4,414  21ST CENTURY INSURANCE GROUP                                                                               66,740
          7,671  AETNA INCORPORATED                                                                                        295,027
          5,278  AFLAC INCORPORATED                                                                                        247,010
            216  ALLEGHANY CORPORATION+                                                                                     61,045
         24,478  ALLIANZ AG ADR<<                                                                                          381,367
          5,802  ALLSTATE CORPORATION                                                                                      319,168
            830  AMBAC FINANCIAL GROUP INCORPORATED                                                                         66,524
          1,733  AMERICAN FINANCIAL GROUP INCORPORATED                                                                      73,063
         21,927  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,333,162
            231  AMERICAN NATIONAL INSURANCE COMPANY                                                                        26,808
          1,479  AMERUS GROUP COMPANY<<                                                                                     85,989
          9,565  AXA ADR<<                                                                                                 332,384
          3,572  CHUBB CORPORATION<<                                                                                       180,493
          1,499  CIGNA CORPORATION                                                                                         139,017
          1,704  CINCINNATI FINANCIAL CORPORATION                                                                           78,111
          2,912  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            256,081
          2,142  HEALTH NET INCORPORATED+                                                                                   92,149
         10,229  ING GROUP NV ADR<<                                                                                        401,079
          2,619  LINCOLN NATIONAL CORPORATION                                                                              147,135
          5,151  LOEWS CORPORATION                                                                                         175,031
            203  MARKEL CORPORATION+                                                                                        68,563
          1,502  MBIA INCORPORATED<<                                                                                        85,809
            918  MERCURY GENERAL CORPORATION                                                                                51,362
          4,366  METLIFE INCORPORATED<<                                                                                    224,718
            975  MGIC INVESTMENT CORPORATION                                                                                64,223
          3,506  MILLEA HOLDINGS INCORPORATED                                                                              311,894
          3,501  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                     74,816
          1,012  PMI GROUP INCORPORATED                                                                                     46,046
          3,841  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    209,911
          8,496  PROGRESSIVE CORPORATION                                                                                   232,366
          1,849  PROTECTIVE LIFE CORPORATION                                                                                81,948
          5,954  PRUDENTIAL FINANCIAL INCORPORATED                                                                         453,397
          1,080  RADIAN GROUP INCORPORATED                                                                                  66,010
          1,612  RLI CORPORATION                                                                                            76,248
          1,509  SAFECO CORPORATION                                                                                         83,553
          7,036  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                 309,725
          1,522  THE HANOVER INSURANCE GROUP INCORPORATED                                                                   72,067
            844  TORCHMARK CORPORATION                                                                                      49,695
            564  TRANSATLANTIC HOLDING INCORPORATED                                                                         32,430
            996  TRIAD GUARANTY INCORPORATED+                                                                               53,913

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INSURANCE CARRIERS (continued)
         14,728  UNITEDHEALTH GROUP INCORPORATED                                                                   $       647,443
          1,751  UNITRIN INCORPORATED                                                                                       78,462
          6,947  WELLPOINT INCORPORATED+                                                                                   497,266
          9,004  ZURICH FINANCIAL SERVICES AG ADR+                                                                         204,165

                                                                                                                         8,833,413
                                                                                                                   ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.03%
          1,955  GEO GROUP INCORPORATED+                                                                                    72,921
                                                                                                                   ---------------

LEATHER & LEATHER PRODUCTS - 0.07%
          5,753  COACH INCORPORATED+                                                                                       167,297
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.08%
          1,784  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    80,851
          7,239  ADVANTEST CORPORATION ADR                                                                                 184,957
          1,473  AFFYMETRIX INCORPORATED+<<                                                                                 40,522
          5,522  AGILENT TECHNOLOGIES INCORPORATED+                                                                        192,663
          1,678  ALLERGAN INCORPORATED                                                                                     159,108
          2,984  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               88,326
          1,009  BAUSCH & LOMB INCORPORATED                                                                                 49,592
          6,489  BAXTER INTERNATIONAL INCORPORATED                                                                         244,635
            836  BECKMAN COULTER INCORPORATED                                                                               46,231
          2,724  BECTON DICKINSON & COMPANY                                                                                164,611
          2,863  BIOMET INCORPORATED                                                                                       100,806
         13,127  BOSTON SCIENTIFIC CORPORATION+                                                                            271,466
          1,454  C.R. BARD INCORPORATED                                                                                    107,611
          1,374  DENTSPLY INTERNATIONAL INCORPORATED                                                                        82,165
          3,949  EASTMAN KODAK COMPANY                                                                                      95,210
          1,601  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                           118,874
         10,067  FUJI PHOTO FILM COMPANY LIMITED ADR                                                                       332,110
         11,503  MEDTRONIC INCORPORATED                                                                                    580,787
          2,420  MILLIPORE CORPORATION+                                                                                    167,948
          7,321  OLYMPUS CORPORATION ADR                                                                                   199,171
          3,485  PERKINELMER INCORPORATED                                                                                   72,697
          4,219  RAYTHEON COMPANY                                                                                          193,441
          2,026  RICOH COMPANY LIMITED ADR                                                                                 200,068
          2,615  ROCKWELL AUTOMATION INCORPORATED                                                                          178,552
          1,791  SOMANETICS CORPORATION+<<                                                                                  28,029
          4,129  ST. JUDE MEDICAL INCORPORATED+                                                                            140,799
          2,542  STERIS CORPORATION                                                                                         57,831
          4,275  TEKTRONIX INCORPORATED                                                                                    133,209
          3,028  TERADYNE INCORPORATED+<<                                                                                   47,146
          2,774  THERMO ELECTRON CORPORATION+                                                                              101,917
          9,621  THERMOGENESIS CORPORATION+                                                                                 42,332
          1,164  VARIAN INCORPORATED+                                                                                       51,228
          1,728  VITAL IMAGES INCORPORATED+                                                                                 40,245
          1,694  WATERS CORPORATION+                                                                                        70,555
         11,805  XEROX CORPORATION+                                                                                        162,083
          2,740  ZIMMER HOLDINGS INCORPORATED+                                                                             165,907

                                                                                                                         4,993,683
                                                                                                                   ---------------

MEDICAL MANAGEMENT SERVICES - 0.05%
          2,223  COVENTRY HEALTH CARE INCORPORATED+                                                                        116,152
                                                                                                                   ---------------

MEMBERSHIP ORGANIZATIONS - 0.10%
          5,735  SCOTTISH POWER PLC ADR                                                                                    239,780
                                                                                                                   ---------------

METAL MINING - 0.48%
          5,395  NEWMONT MINING CORPORATION                                                                                281,349
          2,675  PHELPS DODGE CORPORATION                                                                                  229,221

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
METAL MINING (continued)
          2,876  RIO TINTO PLC ADR                                                                                 $       638,472

                                                                                                                         1,149,042
                                                                                                                   ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
          2,375  VULCAN MATERIALS COMPANY                                                                                  185,369
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.83%
          1,299  ACCO BRANDS CORPORATION+<<                                                                                 29,565
          3,777  CALLAWAY GOLF COMPANY                                                                                      50,347
          2,796  CHARLES & COLVARD LIMITED                                                                                  29,917
          4,067  HASBRO INCORPORATED                                                                                        75,402
         27,675  JOHNSON & JOHNSON                                                                                       1,666,589
          5,421  MATTEL INCORPORATED                                                                                        91,127
          1,656  TIFFANY & COMPANY<<                                                                                        56,619

                                                                                                                         1,999,566
                                                                                                                   ---------------

MISCELLANEOUS RETAIL - 0.80%
          3,431  AMAZON.COM INCORPORATED+                                                                                  118,747
          1,653  BARNES & NOBLE INCORPORATED                                                                                63,112
          1,722  BORDERS GROUP INCORPORATED                                                                                 35,749
          4,789  COSTCO WHOLESALE CORPORATION                                                                              253,482
          8,076  CVS CORPORATION                                                                                           225,320
          1,802  DILLARDS INCORPORATED CLASS A                                                                              49,050
          1,524  DOLLAR TREE STORES INCORPORATED+<<                                                                         40,279
          1,883  EXPRESS SCRIPTS INCORPORATED+                                                                             137,986
          2,196  MICHAELS STORES INCORPORATED                                                                               85,359
          4,215  OFFICE DEPOT INCORPORATED+                                                                                175,218
          2,441  PETSMART INCORPORATED                                                                                      65,126
         10,653  RITE AID CORPORATION+                                                                                      50,069
          8,509  STAPLES INCORPORATED                                                                                      199,876
         10,118  WALGREEN COMPANY                                                                                          410,791

                                                                                                                         1,910,164
                                                                                                                   ---------------

MISCELLANEOUS SERVICES - 0.12%
         10,124  ADECCO SA ADR                                                                                             163,503
          1,130  D&B CORPORATION+                                                                                           82,343
          1,767  TOREADOR RESOURCES CORPORATION+<<                                                                          50,359

                                                                                                                           296,205
                                                                                                                   ---------------

MOTION PICTURES - 0.76%
          2,108  MACROVISION CORPORATION+                                                                                   47,514
         21,156  NEWS CORPORATION CLASS A                                                                                  403,445
         46,178  TIME WARNER INCORPORATED                                                                                  794,724
         18,610  WALT DISNEY COMPANY<<                                                                                     567,605

                                                                                                                         1,813,288
                                                                                                                   ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.27%
          1,686  CON-WAY INCORPORATED                                                                                       99,626
          6,361  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                512,378
          1,779  USA TRUCK INCORPORATED+                                                                                    35,171

                                                                                                                           647,175
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.43%
         11,637  AMERICAN EXPRESS COMPANY                                                                                  632,587
          3,066  CAPITAL ONE FINANCIAL CORPORATION                                                                         253,773

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
          2,720  CIT GROUP INCORPORATED                                                                            $       139,808
          6,743  COUNTRYWIDE FINANCIAL CORPORATION                                                                         258,122
         18,493  FANNIE MAE                                                                                                920,027
          2,039  FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                          51,077
          6,585  FREDDIE MAC                                                                                               395,363
          3,232  ORIX CORPORATION ADR<<                                                                                    467,024
          4,501  SLM CORPORATION                                                                                           241,974
            376  STUDENT LOAN CORPORATION                                                                                   69,921

                                                                                                                         3,429,676
                                                                                                                   ---------------

OIL & GAS EXTRACTION - 2.31%
          4,454  ANADARKO PETROLEUM CORPORATION                                                                            221,230
          3,027  APACHE CORPORATION                                                                                        196,392
         17,451  BHP BILLITON LIMITED ADR<<                                                                                755,279
          3,360  BJ SERVICES COMPANY                                                                                       123,144
          2,052  CABOT OIL & GAS CORPORATION                                                                                90,021
          4,806  DENBURY RESOURCES INCORPORATED+                                                                           151,870
          5,079  DEVON ENERGY CORPORATION                                                                                  291,331
          1,125  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                   96,458
          3,439  ENCORE ACQUISITION COMPANY+                                                                                91,340
          7,612  ENI SPA ADR<<                                                                                             460,754
          1,827  ENSCO INTERNATIONAL INCORPORATED                                                                           91,332
          2,873  EOG RESOURCES INCORPORATED                                                                                188,641
          2,909  EQUITABLE RESOURCES INCORPORATED                                                                           97,888
          4,932  HALLIBURTON COMPANY                                                                                       367,878
          1,242  KERR-MCGEE CORPORATION                                                                                    132,708
          2,307  NOBLE ENERGY INCORPORATED                                                                                 100,262
          4,205  OCCIDENTAL PETROLEUM CORPORATION                                                                          416,674
          3,658  PATTERSON-UTI ENERGY INCORPORATED<<                                                                       109,374
          1,925  PIONEER NATURAL RESOURCES COMPANY                                                                          78,559
          1,126  POGO PRODUCING COMPANY                                                                                     50,738
         12,622  REPSOL YPF SA ADR<<                                                                                       354,047
          1,899  ROWAN COMPANIES INCORPORATED                                                                               75,618
          1,151  STONE ENERGY CORPORATION+                                                                                  57,377
         10,332  TOTAL SA ADR                                                                                              673,750
          4,542  TRI-VALLEY CORPORATION+<<                                                                                  40,923
          5,114  XTO ENERGY INCORPORATED                                                                                   210,799

                                                                                                                         5,524,387
                                                                                                                   ---------------

PAPER & ALLIED PRODUCTS - 0.53%
          1,144  BEMIS COMPANY INCORPORATED                                                                                 34,778
          1,628  BOWATER INCORPORATED                                                                                       37,672
          1,244  GREIF INCORPORATED CLASS A                                                                                 78,870
          4,155  INTERNATIONAL PAPER COMPANY                                                                               141,187
          4,174  KIMBERLY-CLARK CORPORATION                                                                                253,237
          2,471  MEADWESTVACO CORPORATION                                                                                   67,705
            145  NEENAH PAPER INCORPORATED                                                                                   4,449
            941  OFFICEMAX INCORPORATED                                                                                     38,891
          2,752  PACTIV CORPORATION+                                                                                        67,892
          1,522  SONOCO PRODUCTS COMPANY                                                                                    48,217
         13,570  STORA ENSO OYJ ADR<<                                                                                      189,980
          1,939  TEMPLE-INLAND INCORPORATED                                                                                 83,396
         10,587  UPM-KYMMENE OYJ ADR                                                                                       226,879

                                                                                                                         1,273,153
                                                                                                                   ---------------

PERSONAL SERVICES - 0.11%
          1,980  CINTAS CORPORATION                                                                                         83,873
          1,345  G & K SERVICES INCORPORATED CLASS A                                                                        51,944
          3,812  H & R BLOCK INCORPORATED                                                                                   86,723

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
PERSONAL SERVICES (continued)
          1,468  REGIS CORPORATION                                                                                 $        50,910

                                                                                                                           273,450
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.86%
         14,239  BP PLC ADR                                                                                              1,006,697
         21,179  CHEVRONTEXACO CORPORATION                                                                               1,266,292
         16,651  CONOCOPHILLIPS                                                                                          1,053,842
         60,365  EXXON MOBIL CORPORATION                                                                                 3,676,832
          1,792  FRONTIER OIL CORPORATION                                                                                  100,352
          1,002  HESS CORPORATION                                                                                          150,300
          4,611  MARATHON OIL CORPORATION                                                                                  346,056
          2,300  MURPHY OIL CORPORATION                                                                                    121,279
          7,948  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         527,032
          5,399  ROYAL DUTCH SHELL PLC ADR CLASS B                                                                         373,665
          2,133  SUNOCO INCORPORATED                                                                                       146,302
          1,228  TESORO PETROLEUM CORPORATION                                                                               83,639
          6,362  VALERO ENERGY CORPORATION                                                                                 390,309

                                                                                                                         9,242,597
                                                                                                                   ---------------

PRIMARY METAL INDUSTRIES - 0.77%
         10,131  ALCOA INCORPORATED<<                                                                                      321,355
          2,633  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       167,538
          1,761  COMMSCOPE INCORPORATED+                                                                                    51,474
          3,152  ENGELHARD CORPORATION                                                                                     122,707
          1,166  HUBBELL INCORPORATED CLASS B                                                                               58,708
          7,247  JOHNSON MATTHEY PLC ADR<<                                                                                 365,883
          7,041  KUBOTA CORPORATION ADR                                                                                    328,885
          2,797  NUCOR CORPORATION                                                                                         294,440
          2,299  PRECISION CASTPARTS CORPORATION                                                                           132,492

                                                                                                                         1,843,482
                                                                                                                   ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.97%
          2,552  AMERICAN GREETINGS CORPORATION CLASS A                                                                     57,395
          2,592  BELO CORPORATION CLASS A                                                                                   44,790
          7,423  CBS CORPORATION CLASS B                                                                                   192,330
          1,289  DOW JONES & COMPANY INCORPORATED<<                                                                         44,574
            812  E.W. SCRIPPS COMPANY CLASS A                                                                               37,579
          1,465  GANNETT COMPANY INCORPORATED<<                                                                             79,125
          2,004  HARTE HANKS INCORPORATED                                                                                   54,789
          5,819  HOLLINGER INTERNATIONAL INCORPORATED                                                                       41,722
            606  KNIGHT-RIDDER INCORPORATED                                                                                 37,578
          4,079  MCGRAW-HILL COMPANIES INCORPORATED                                                                        210,476
          1,879  MEREDITH CORPORATION                                                                                       94,044
          1,399  NEW YORK TIMES COMPANY CLASS A                                                                             33,800
          9,879  PEARSON PLC ADR                                                                                           134,354
          4,550  READER'S DIGEST ASSOCIATION INCORPORATED                                                                   64,747
         10,822  REED ELSEVIER NV ADR<<                                                                                    315,786
          1,843  REYNOLDS & REYNOLDS COMPANY CLASS A                                                                        51,622
          3,175  RR DONNELLEY & SONS COMPANY                                                                               102,172
          5,120  TOPPAN PRINTING COMPANY LIMITED ADR                                                                       320,828
          1,815  TRIBUNE COMPANY                                                                                            54,160
          1,363  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                    39,513
          7,423  VIACOM INCORPORATED CLASS B+                                                                              280,218
             39  WASHINGTON POST COMPANY CLASS B                                                                            31,625

                                                                                                                         2,323,227
                                                                                                                   ---------------

RAILROAD TRANSPORTATION - 0.54%
          4,072  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  315,214

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
RAILROAD TRANSPORTATION (continued)
          2,135  CSX CORPORATION                                                                                   $       142,874
          3,750  KANSAS CITY SOUTHERN+<<                                                                                    99,487
          4,517  NORFOLK SOUTHERN CORPORATION                                                                              238,317
          5,471  UNION PACIFIC CORPORATION                                                                                 507,709

                                                                                                                         1,303,601
                                                                                                                   ---------------

REAL ESTATE - 0.06%
          3,018  FOREST CITY ENTERPRISES INCORPORATED CLASS A                                                              135,508
            572  PHH CORPORATION+                                                                                           14,620

                                                                                                                           150,128
                                                                                                                   ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.12%
          3,965  BRIDGESTONE CORPORATION<<                                                                                 161,981
          1,347  SEALED AIR CORPORATION                                                                                     69,465
          3,739  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      47,560

                                                                                                                           279,006
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.06%
          1,404  AG EDWARDS INCORPORATED                                                                                    75,254
          3,337  AMERIPRISE FINANCIAL INCORPORATED                                                                         152,735
          9,696  AMVESCAP PLC ADR<<                                                                                        189,557
          1,453  BEAR STEARNS COMPANIES INCORPORATED                                                                       194,339
         13,349  CHARLES SCHWAB CORPORATION                                                                                222,394
          8,583  CREDIT SUISSE GROUP ADR<<                                                                                 496,527
          2,681  FRANKLIN RESOURCES INCORPORATED                                                                           241,156
          2,507  GAMCO INVESTORS INCORPORATED CLASS A                                                                       88,773
          4,004  GOLDMAN SACHS GROUP INCORPORATED                                                                          604,404
          1,882  LEGG MASON INCORPORATED                                                                                   180,540
          6,892  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     459,076
          9,535  MERRILL LYNCH & COMPANY INCORPORATED                                                                      690,429
         11,176  MORGAN STANLEY                                                                                            666,313
         21,073  NOMURA HOLDINGS INCORPORATED ADR                                                                          415,138
          1,417  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                      89,682
          2,263  T. ROWE PRICE GROUP INCORPORATED                                                                          179,003

                                                                                                                         4,945,320
                                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.64%
            801  CABOT MICROELECTRONICS CORPORATION+<<                                                                      23,037
         16,873  CORNING INCORPORATED+                                                                                     409,170
          2,622  EAGLE MATERIALS INCORPORATED                                                                              127,770
          4,112  GENTEX CORPORATION<<                                                                                       59,583
          6,240  HANSON PLC ADR                                                                                            380,578
         15,251  LAFARGE SA ADR<<                                                                                          458,445
          3,774  OWENS-ILLINOIS INCORPORATED+                                                                               64,158

                                                                                                                         1,522,741
                                                                                                                   ---------------

TEXTILE MILL PRODUCTS - 0.02%
            788  MOHAWK INDUSTRIES INCORPORATED+                                                                            58,076
                                                                                                                   ---------------

TOBACCO PRODUCTS - 0.84%
         19,720  ALTRIA GROUP INCORPORATED                                                                               1,426,742
          8,037  BRITISH AMERICAN TOBACCO PLC ADR                                                                          400,243
            993  REYNOLDS AMERICAN INCORPORATED                                                                            109,170
          1,901  UST INCORPORATED                                                                                           83,663

                                                                                                                         2,019,818
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
TRANSPORTATION BY AIR - 0.57%
          3,119  AMR CORPORATION+                                                                                  $        76,914
         31,122  BAA PLC ADR                                                                                               508,129
          1,890  CONTINENTAL AIRLINES INCORPORATED CLASS B+<<                                                               46,872
          3,580  FEDEX CORPORATION                                                                                         391,187
         15,963  JAPAN AIRLINES SYSTEM ADR+<<                                                                              212,156
          8,756  SOUTHWEST AIRLINES COMPANY                                                                                140,972

                                                                                                                         1,376,230
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 2.51%
          1,930  AUTOLIV INCORPORATED                                                                                      107,308
          9,056  BAE SYSTEMS PLC ADR                                                                                       258,941
          8,268  BOEING COMPANY                                                                                            688,311
          1,861  BRUNSWICK CORPORATION                                                                                      66,866
          5,779  DAIMLERCHRYSLER AG ADR<<                                                                                  304,033
         24,533  FIAT SPA ADR<<                                                                                            329,233
         18,250  FORD MOTOR COMPANY                                                                                        130,670
          3,598  GENERAL DYNAMICS CORPORATION                                                                              228,977
          5,306  GENERAL MOTORS CORPORATION                                                                                142,891
          2,045  GENUINE PARTS COMPANY                                                                                      88,058
          1,951  GOODRICH CORPORATION                                                                                       83,171
          1,416  GREENBRIER COMPANIES INCORPORATED                                                                          49,064
            925  GROUP 1 AUTOMOTIVE INCORPORATED                                                                            56,212
          3,297  HARLEY-DAVIDSON INCORPORATED                                                                              164,355
          1,896  HARSCO CORPORATION                                                                                        153,614
          6,161  HAYES LIMMERZ INTERNATIONAL+                                                                               15,772
          2,406  HEICO CORPORATION<<                                                                                        73,744
          9,882  HONDA MOTOR COMPANY LIMITED ADR                                                                           326,402
          8,701  HONEYWELL INTERNATIONAL INCORPORATED                                                                      358,307
          2,270  ITT INDUSTRIES INCORPORATED                                                                               118,380
          2,328  JOHNSON CONTROLS INCORPORATED                                                                             198,276
          1,488  LEAR CORPORATION+                                                                                          35,266
          3,129  LOCKHEED MARTIN CORPORATION                                                                               226,821
          1,374  NAVISTAR INTERNATIONAL CORPORATION+<<                                                                      36,521
          3,067  NORTHROP GRUMMAN CORPORATION                                                                              198,374
          2,226  PACCAR INCORPORATED                                                                                       171,068
          3,130  STANDARD MOTOR PRODUCTS INCORPORATED                                                                       24,758
          1,466  TEXTRON INCORPORATED                                                                                      133,303
          5,813  TOYOTA MOTOR CORPORATION ADR                                                                              624,200
         10,076  UNITED TECHNOLOGIES CORPORATION                                                                           629,952

                                                                                                                         6,022,848
                                                                                                                   ---------------

TRANSPORTATION SERVICES - 0.07%
          3,578  EXPEDIA INCORPORATED+                                                                                      50,843
          1,766  GATX CORPORATION                                                                                           76,662
          1,665  SABRE HOLDINGS CORPORATION                                                                                 35,631

                                                                                                                           163,136
                                                                                                                   ---------------

WATER TRANSPORTATION - 0.08%
          2,142  ALEXANDER & BALDWIN INCORPORATED                                                                           96,926
          3,309  GULFMARK OFFSHORE INCORPORATED+                                                                            83,254

                                                                                                                           180,180
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.73%
          2,753  AMERISOURCEBERGEN CORPORATION                                                                             120,003
          4,406  CARDINAL HEALTH INCORPORATED                                                                              294,805
          1,866  DEAN FOODS COMPANY+                                                                                        66,616
          3,252  MCKESSON CORPORATION                                                                                      160,974
          3,454  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      186,171

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
          2,197  NIKE INCORPORATED CLASS B                                                                         $       176,441
          3,351  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                     40,112
          1,833  SUPERVALU INCORPORATED                                                                                     53,450
          6,362  SYSCO CORPORATION                                                                                         194,550
          8,196  UNILEVER NV NEW YORK SHARES                                                                               185,476
         11,459  UNILEVER PLC ADR                                                                                          258,052

                                                                                                                         1,736,650
                                                                                                                   ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.78%
          1,742  ARROW ELECTRONICS INCORPORATED+                                                                            56,615
          2,396  AVNET INCORPORATED+                                                                                        52,904
          2,155  KYOCERA CORPORATION ADR                                                                                   179,943
          2,334  MERGE TECHNOLOGIES INCORPORATED+                                                                           29,665
          9,171  MITSUBISHI CORPORATION ADR                                                                                386,931
          1,412  MITSUI & COMPANY LIMITED ADR                                                                              405,216
          8,185  NISSAN MOTOR COMPANY LIMITED ADR<<                                                                        198,486
          2,087  OMNICARE INCORPORATED                                                                                      96,753
         30,385  SUMITOMO MITSUI FINANCIAL ADR                                                                             308,973
          1,090  TECH DATA CORPORATION+                                                                                     39,567
          4,773  VISTEON CORPORATION+                                                                                       35,416
          1,178  W.W. GRAINGER INCORPORATED                                                                                 85,005

                                                                                                                         1,875,474
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $152,583,371)                                                                                184,593,592
                                                                                                                   ---------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 23.06%

US TREASURY BILLS - 1.18%
$       348,000  US TREASURY BILL^                                                     4.30%        06/01/2006             348,000
         12,000  US TREASURY BILL^                                                     4.44         06/01/2006              12,000
        103,000  US TREASURY BILL^                                                     4.45         06/01/2006             103,000
        136,000  US TREASURY BILL^                                                     4.46         06/01/2006             136,000
        158,000  US TREASURY BILL^                                                     4.47         06/01/2006             158,000
        108,000  US TREASURY BILL^                                                     4.48         06/01/2006             108,000
        334,000  US TREASURY BILL^                                                     4.49         06/01/2006             334,000
        149,000  US TREASURY BILL^                                                     4.50         06/01/2006             149,000
        301,000  US TREASURY BILL^                                                     4.51         06/01/2006             301,000
         75,000  US TREASURY BILL^                                                     4.52         06/01/2006              75,000
        590,000  US TREASURY BILL^                                                     4.55         06/01/2006             590,000
        239,000  US TREASURY BILL^                                                     4.57         06/01/2006             239,000
         34,000  US TREASURY BILL^                                                     4.58         06/01/2006              34,000
        129,000  US TREASURY BILL^                                                     4.65         06/22/2006             128,650
        112,000  US TREASURY BILL^                                                     4.67         06/22/2006             111,695

                                                                                                                         2,827,345
                                                                                                                   ---------------

US TREASURY NOTES - 21.88%
     10,590,000  US TREASURY NOTE<<                                                    4.00         06/15/2009          10,287,602
      2,700,000  US TREASURY NOTE<<                                                    6.00         08/15/2009           2,776,569
      4,685,000  US TREASURY NOTE<<                                                    3.38         09/15/2009           4,453,495
      3,000,000  US TREASURY NOTE                                                      3.50         11/15/2009           2,856,210
     11,440,000  US TREASURY NOTE<<                                                    4.00         03/15/2010          11,041,385
      3,973,000  US TREASURY NOTE<<                                                    4.13         08/15/2010           3,837,827
     13,092,000  US TREASURY NOTE<<                                                    3.88         09/15/2010          12,515,651
      3,750,000  US TREASURY NOTE                                                      4.50         02/28/2011           3,665,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE         VALUE
US TREASURY NOTES (continued)
$     1,007,000  US TREASURY NOTE                                                      4.75%        03/31/2011     $       994,334

                                                                                                                        52,428,113
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $56,988,300)                                                                         55,255,458
                                                                                                                   ---------------

COLLATERAL INVESTED IN OTHER ASSETS - 28.20%
         58,484  ABBEY NATIONAL TREASURY SERVICE+/-++                                  5.15         01/16/2007              58,537
        867,828  AMERICAN EXPRESS BANK FSB+/-                                          5.04         01/26/2007             867,785
        547,109  AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.11         06/15/2007             547,372
      1,235,071  AQUIFER FUNDING LIMITED++                                             5.03         06/07/2006           1,234,046
        471,646  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.98         11/10/2006             471,646
        377,317  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.06         04/25/2007             377,290
        292,232  ATOMIUM FUNDING CORPORATION++                                         4.87         06/07/2006             291,989
      2,656,762  ATOMIUM FUNDING CORPORATION                                           5.06         06/15/2006           2,651,581
        127,986  ATOMIUM FUNDING CORPORATION++                                         5.08         06/19/2006             127,666
         99,989  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                      5.18         06/19/2006              99,987
      1,886,583  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $1,886,851)                                                     5.11         06/01/2006           1,886,583
      4,999,446  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $5,000,156)                                                           5.11         06/01/2006           4,999,446
         70,917  BETA FINANCE INCORPORATED SERIES MTN+/-++                             5.14         06/02/2006              70,917
      2,473,311  BHP BILLITON FINANCE USA LIMITED                                      5.05         06/12/2006           2,469,527
      6,400,983  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $6,401,892)                                           5.11         06/01/2006           6,400,983
        943,292  BUCKINGHAM CDO LLC                                                    5.06         07/24/2006             936,255
        188,658  BUCKINGHAM CDO LLC++                                                  5.07         06/26/2006             188,000
        273,555  CAIRN HIGH GRADE I LLC++                                              4.97         06/09/2006             273,251
        754,633  CAIRN HIGH GRADE I LLC                                                5.02         06/01/2006             754,633
        830,097  CAIRN HIGH GRADE I LLC                                                5.04         06/12/2006             828,827
        471,646  CAIRN HIGH GRADE I LLC++                                              5.04         06/14/2006             470,792
        415,048  CAIRN HIGH GRADE I LLC++                                              5.04         06/15/2006             414,239
        415,048  CAIRN HIGH GRADE I LLC                                                5.09         06/27/2006             413,542
         13,206  CAIRN HIGH GRADE I LLC                                                5.15         07/11/2006              13,132
         37,732  CC USA INCORPORATED+/-++                                              5.07         07/14/2006              37,732
        711,016  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/21/2006             709,039
        751,803  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/22/2006             749,608
        129,193  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.97         06/26/2006             128,742
        581,822  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.98         06/05/2006             581,496
        229,069  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.00         06/02/2006             229,037
        136,551  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.06         06/09/2006             136,399
         55,598  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.07         06/19/2006              55,459
        773,499  CEDAR SPRINGS CAPITAL COMPANY LLC                                     5.09         06/23/2006             771,125
        407,502  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       5.05         06/13/2006             407,502
         51,881  CREDIT SUISSE FIRST BOSTON+/-                                         5.21         06/19/2006              51,880
        141,494  CULLINAN FINANCE CORPORATION++                                        5.07         06/02/2006             141,474
      1,904,487  DEER VALLEY FUNDING LLC++                                             5.04         06/26/2006           1,897,840
      1,460,140  DEER VALLEY FUNDING LLC                                               5.08         06/27/2006           1,454,840
         61,314  DNB NOR BANK ASA                                                      5.08         07/05/2006              61,022
         23,582  EUREKA SECURITIZATION INCORPORATED++                                  5.06         06/23/2006              23,510
          7,094  FALCON ASSET SECURITIZATION CORPORATION                               4.91         06/15/2006               7,080
      1,886,583  FCAR OWNER TRUST SERIES II                                            5.04         06/22/2006           1,881,075
         18,866  FCAR OWNER TRUST SERIES II                                            5.29         10/03/2006              18,533
        943,292  FIVE FINANCE INCORPORATED+/-++                                        5.12         01/25/2007             943,660
         62,842  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.20         08/15/2006              62,175
      1,886,583  FOX TROT CDO LIMITED                                                  5.06         06/26/2006           1,879,999
        226,579  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.06         09/18/2006             226,672
        301,853  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.16         06/16/2006             301,853
        516,735  GEORGE STREET FINANCE LLC++                                           5.03         06/08/2006             516,234
        962,158  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.16         06/30/2006             962,158
        471,646  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.21         08/16/2006             471,646

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        30,657  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.34%        08/18/2006     $        30,666
         16,885  GRAMPIAN FUNDING LIMITED                                              4.85         07/03/2006              16,809
        226,390  HARRIER FINANCE FUNDING LLC                                           5.04         06/29/2006             225,507
        137,721  HBOS TREASURY SERVICES PLC+/-++                                       4.98         06/30/2006             137,704
      1,584,730  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.22         06/06/2006           1,584,730
      2,829,875  JPM CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,830,277)                                           5.11         06/01/2006           2,829,875
         94,537  K2 USA LLC SERIES MTN+/-++                                            5.13         07/24/2006              94,546
      1,207,413  KAUPTHING BANK HF+/-++                                                5.14         03/20/2007           1,205,868
         68,973  KLIO FUNDING CORPORATION++                                            5.06         06/22/2006              68,772
         34,185  KLIO FUNDING CORPORATION++                                            5.14         07/26/2006              33,920
        298,457  KLIO II FUNDING CORPORATION++                                         4.98         06/30/2006             297,252
         37,732  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.98         06/02/2006              37,732
      1,278,462  LEXINGTON PARKER CAPITAL CORPORATION++                                5.07         06/02/2006           1,278,283
        660,304  LIQUID FUNDING LIMITED+/-++                                           4.99         12/01/2006             660,304
        509,378  LIQUID FUNDING LIMITED+/-++                                           5.06         08/14/2006             509,377
        943,292  LIQUID FUNDING LIMITED++                                              5.09         06/30/2006             939,481
        103,762  MERRILL LYNCH & COMPANY+/-                                            5.09         06/06/2006             103,762
      1,320,608  MORGAN STANLEY+/-                                                     5.13         10/10/2006           1,320,608
        943,292  MORGAN STANLEY+/-                                                     5.13         10/30/2006             943,292
        290,062  MORGAN STANLEY SERIES EXL+/-                                          5.11         05/15/2007             290,138
         28,299  NATIONWIDE BUILDING SOCIETY+/-++                                      5.20         07/21/2006              28,301
         48,806  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.57         06/15/2006              48,711
         40,279  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             5.06         06/19/2006              40,178
        157,907  NORTH SEA FUNDING LLC                                                 4.97         06/21/2006             157,468
        210,826  OLD LINE FUNDING CORPORATION++                                        5.02         06/15/2006             210,415
         12,036  PERRY GLOBAL FUNDING LLC                                              4.80         06/12/2006              12,018
         57,182  PERRY GLOBAL FUNDING LLC SERIES A                                     5.07         06/23/2006              57,007
         16,979  PERRY GLOBAL FUNDING LLC SERIES A++                                   5.17         08/10/2006              16,811
        866,979  RACERS TRUST 2004-6-MM+/-++                                           5.10         05/22/2006             867,144
         87,632  REGENCY MARKETS #1 LLC                                                5.05         06/13/2006              87,485
        943,292  REGENCY MARKETS #1 LLC++                                              5.05         06/15/2006             941,452
        471,646  ROYAL BANK OF SCOTLAND PLC+/-++                                       5.22         11/24/2006             471,839
         59,710  ROYAL BANK OF SCOTLAND PLC+/-                                         5.22         11/24/2006              59,735
        471,646  SEDNA FINANCE INCORPORATED+/-++                                       4.83         12/08/2006             471,698
        377,317  SLM CORPORATION+/-++                                                  5.08         05/04/2007             377,286
        236,332  TANGO FINANCE CORPORATION SERIES MTN+/-++                             5.13         10/25/2006             236,401
      1,178,662  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                       4.91         06/26/2006           1,174,548
         17,979  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                     4.93         06/06/2006              17,967
        164,869  THUNDER BAY FUNDING INCORPORATED++                                    5.13         07/07/2006             164,038
         22,828  TICONDEROGA FUNDING LLC                                               5.07         06/01/2006              22,828
      2,263,900  TIERRA ALTA FUNDING I LIMITED                                         5.04         06/15/2006           2,259,485
      1,886,583  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.26         07/11/2006           1,886,583
        362,582  TRAVELERS INSURANCE COMPANY+/-                                        5.15         02/09/2007             362,575
        943,292  UNICREDITO ITALIANO NEW YORK SERIES+/-                                4.92         06/30/2006             943,008
        471,646  UNICREDITO ITALIANO SERIES LIB+/-++                                   5.09         03/09/2007             471,674
        471,646  VERSAILLES CDS LLC                                                    5.02         06/26/2006             470,000
        288,647  VERSAILLES CDS LLC                                                    5.05         06/27/2006             287,599
         39,618  VERSAILLES CDS LLC++                                                  5.05         06/28/2006              39,469
        471,646  VERSAILLES CDS LLC                                                    5.07         06/21/2006             470,335
        229,748  WHISTLEJACKET CAPITAL LIMITED                                         5.03         06/26/2006             228,946
         22,545  WHITE PINE FINANCE LLC                                                5.14         08/04/2006              22,340
        490,512  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               5.07         06/12/2006             490,517
         13,282  YORKTOWN CAPITAL LLC                                                  5.16         07/06/2006              13,216

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $67,573,519)                                                              67,573,519
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2030 FUND
--------------------------------------------------------------------------------

                                                                                                                        VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $277,145,190)*                                    128.30%                                                    $   307,422,569

OTHER ASSETS AND LIABILITIES, NET                       (28.30)                                                        (67,805,465)
                                                       -------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $   239,617,104
                                                       -------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
COMMON STOCKS - 89.11%

AGRICULTURAL PRODUCTION CROPS - 0.12%
          7,195  TATE & LYLE PLC ADR                                                                               $       307,516
                                                                                                                   ---------------

AMUSEMENT & RECREATION SERVICES - 0.16%
          2,999  HARRAH'S ENTERTAINMENT INCORPORATED                                                                       228,044
          4,980  INTERNATIONAL GAME TECHNOLOGY                                                                             185,405
          1,874  WESTWOOD ONE INCORPORATED                                                                                  15,030

                                                                                                                           428,479
                                                                                                                   ---------------

APPAREL & ACCESSORY STORES - 0.41%
          1,444  ABERCROMBIE & FITCH COMPANY CLASS A                                                                        83,535
          1,196  AEROPOSTALE INCORPORATED+                                                                                  29,589
          1,956  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                                     63,863
          2,766  CHICO'S FAS INCORPORATED+                                                                                  82,897
          1,194  CLAIRE'S STORES INCORPORATED                                                                               32,441
          9,241  GAP INCORPORATED                                                                                          168,186
          4,003  KOHL'S CORPORATION+                                                                                       214,921
          5,781  LIMITED BRANDS                                                                                            157,012
          3,668  NORDSTROM INCORPORATED                                                                                    135,093
          2,712  ROSS STORES INCORPORATED                                                                                   76,614
          1,864  URBAN OUTFITTERS INCORPORATED+<<                                                                           34,615

                                                                                                                         1,078,766
                                                                                                                   ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.39%
         11,893  BENETTON GROUP SPA ADR                                                                                    353,817
          2,128  JONES APPAREL GROUP INCORPORATED                                                                           69,032
          1,997  LIZ CLAIBORNE INCORPORATED                                                                                 77,224
          1,365  VF CORPORATION                                                                                             85,899
          5,938  WACOAL CORPORATION ADR                                                                                    439,531

                                                                                                                         1,025,503
                                                                                                                   ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.15%
          1,545  ADVANCE AUTO PARTS INCORPORATED                                                                            58,895
          1,143  AMERICA'S CAR MART INCORPORATED+<<                                                                         22,620
          4,176  AUTONATION INCORPORATED+                                                                                   90,577
            603  AUTOZONE INCORPORATED+                                                                                     54,710
          1,865  CARMAX INCORPORATED+<<                                                                                     59,326
          1,404  COPART INCORPORATED+                                                                                       38,526
          2,366  O'REILLY AUTOMOTIVE INCORPORATED+                                                                          74,979

                                                                                                                           399,633
                                                                                                                   ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
            623  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                              28,334
            754  PACIFIC ETHANOL INCORPORATED+                                                                              21,949

                                                                                                                            50,283
                                                                                                                   ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.40%
          1,894  CENTEX CORPORATION                                                                                         90,325
          4,747  D.R. HORTON INCORPORATED                                                                                  125,131
          2,020  LENNAR CORPORATION CLASS A                                                                                 96,778
          3,248  PULTE HOMES INCORPORATED                                                                                  105,463
         43,926  SEKISUI HOUSE LIMITED                                                                                     617,103
          1,178  WCI COMMUNITIES INCORPORATED+<<                                                                            24,962

                                                                                                                         1,059,762
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.70%
          2,111  FASTENAL COMPANY                                                                                  $        90,773
         27,145  HOME DEPOT INCORPORATED                                                                                 1,034,768
          9,883  LOWE'S COMPANIES INCORPORATED                                                                             615,513
          1,738  SHERWIN-WILLIAMS COMPANY                                                                                   84,067

                                                                                                                         1,825,121
                                                                                                                   ---------------

BUSINESS SERVICES - 5.28%
         11,041  3COM CORPORATION+                                                                                          49,795
          1,086  AARON RENTS INCORPORATED                                                                                   29,322
            566  ADMINISTAFF INCORPORATED                                                                                   21,751
          7,876  ADOBE SYSTEMS INCORPORATED+                                                                               225,490
          1,657  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         82,718
          2,073  AKAMAI TECHNOLOGIES INCORPORATED+                                                                          64,864
            590  ALTIRIS INCORPORATED+                                                                                      10,296
          1,064  ANSYS INCORPORATED+                                                                                        53,668
          3,324  AUTODESK INCORPORATED+                                                                                    120,960
          6,704  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    304,831
          1,083  AVOCENT CORPORATION+                                                                                       24,627
          6,995  BEA SYSTEMS INCORPORATED+                                                                                  94,852
          2,965  BISYS GROUP INCORPORATED+                                                                                  43,734
            590  BLUE COAT SYSTEMS INCORPORATED+                                                                             9,369
          3,917  BMC SOFTWARE INCORPORATED+<<                                                                               78,928
            980  BRINK'S COMPANY                                                                                            53,851
          5,008  BUNZL PLC ADR<<                                                                                           291,215
          6,645  CA INCORPORATED                                                                                           144,396
            649  CACI INTERNATIONAL INCORPORATED CLASS A+                                                                   39,537
          5,157  CADENCE DESIGN SYSTEMS INCORPORATED+                                                                       93,032
         14,559  CENDANT CORPORATION                                                                                       235,419
          3,882  CERIDIAN CORPORATION+                                                                                      94,449
          1,292  CERNER CORPORATION+<<                                                                                      49,070
          1,425  CHECKFREE CORPORATION+                                                                                     71,150
          1,737  CHOICEPOINT INCORPORATED+<<                                                                                77,314
          3,050  CITRIX SYSTEMS INCORPORATED+                                                                              114,619
          3,890  CNET NETWORKS INCORPORATED+                                                                                34,076
          1,630  COGNEX CORPORATION                                                                                         40,929
          2,068  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                       122,012
          2,624  COMPUTER SCIENCES CORPORATION+                                                                            147,600
          8,567  COMPUWARE CORPORATION+                                                                                     63,053
          3,268  CONVERGYS CORPORATION+                                                                                     60,916
          1,422  CSG SYSTEMS INTERNATIONAL INCORPORATED+                                                                    33,104
          1,465  DELUXE CORPORATION                                                                                         31,483
            761  DIGITAL RIVER INCORPORATED+                                                                                33,454
          1,465  DST SYSTEMS INCORPORATED+                                                                                  86,142
         14,130  EBAY INCORPORATED+                                                                                        463,605
          1,136  ECLIPSYS CORPORATION+                                                                                      22,084
          3,987  ELECTRONIC ARTS INCORPORATED+                                                                             167,733
          7,104  ELECTRONIC DATA SYSTEMS CORPORATION                                                                       174,190
          1,691  ELECTRONICS FOR IMAGING INCORPORATED+                                                                      39,620
          2,697  EQUIFAX INCORPORATED                                                                                       97,308
          1,120  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                      50,299
          1,843  FAIR ISAAC CORPORATION                                                                                     65,556
          2,270  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        83,400
          1,201  FILENET CORPORATION+<<                                                                                     31,286
          9,650  FIRST DATA CORPORATION                                                                                    444,962
          2,770  FISERV INCORPORATED+                                                                                      119,526
            726  GETTY IMAGES INCORPORATED+<<                                                                               47,676
          2,150  GOOGLE INCORPORATED CLASS A+                                                                              799,413
          2,036  GTECH HOLDINGS CORPORATION                                                                                 70,344
            813  HUDSON HIGHLAND GROUP INCORPORATED+                                                                         9,691
          1,095  HYPERION SOLUTIONS CORPORATION+                                                                            31,438
            678  INFOSPACE INCORPORATED+                                                                                    15,370
            466  INTERGRAPH CORPORATION+                                                                                    16,566

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
BUSINESS SERVICES (continued)
          1,596  INTERNET CAPITAL GROUP INCORPORATED+                                                              $        13,758
          6,485  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             61,802
          2,184  INTUIT INCORPORATED+                                                                                      120,753
          2,147  IRON MOUNTAIN INCORPORATED+                                                                                79,310
          7,808  JUNIPER NETWORKS INCORPORATED+                                                                            124,382
            723  KORN/FERRY INTERNATIONAL+                                                                                  14,822
            901  KRONOS INCORPORATED+                                                                                       36,040
          1,702  LAMAR ADVERTISING COMPANY CLASS A+                                                                         92,793
          1,575  MAGMA DESIGN AUTOMATION INCORPORATED+                                                                      11,009
          1,179  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                       23,722
          1,640  MANPOWER INCORPORATED                                                                                     107,961
          2,601  MCAFEE INCORPORATED+                                                                                       61,514
          2,246  MENTOR GRAPHICS CORPORATION+                                                                               28,232
        116,606  MICROSOFT CORPORATION                                                                                   2,641,126
            299  MICROSTRATEGY INCORPORATED CLASS A+                                                                        28,220
          1,856  MONSTER WORLDWIDE INCORPORATED+                                                                            90,703
          2,658  MPS GROUP INCORPORATED+                                                                                    39,976
          3,016  NCR CORPORATION+                                                                                          117,865
          1,209  NETFLIX INCORPORATED+                                                                                      33,477
          7,289  NOVELL INCORPORATED+<<                                                                                     56,344
          2,460  OMNICOM GROUP INCORPORATED                                                                                233,971
         51,036  ORACLE CORPORATION+                                                                                       725,732
          2,636  PARAMETRIC TECHNOLOGY CORPORATION+                                                                         35,164
          6,314  PUBLICIS GROUPE ADR<<                                                                                     256,033
            887  RADISYS CORPORATION+                                                                                       18,405
          2,087  REALNETWORKS INCORPORATED+                                                                                 19,743
          2,610  RED HAT INCORPORATED+<<                                                                                    68,434
            961  RENT-A-CENTER INCORPORATED+                                                                                22,853
         14,710  RENTOKIL INITIAL PLC ADR                                                                                  199,569
          3,185  REUTERS GROUP PLC ADR                                                                                     135,171
          3,133  ROBERT HALF INTERNATIONAL INCORPORATED                                                                    128,578
          1,466  RSA SECURITY INCORPORATED+                                                                                 22,034
            886  SAFENET INCORPORATED+<<                                                                                    14,725
          8,210  SAP AG ADR<<                                                                                              432,092
            894  SI INTERNATIONAL INCORPORATED+                                                                             28,331
            933  SRA INTERNATIONAL INCORPORATED CLASS A+                                                                    29,352
            253  STRATASYS INCORPORATED+<<                                                                                   7,656
         49,175  SUN MICROSYSTEMS INCORPORATED+                                                                            229,156
          2,062  SYBASE INCORPORATED+                                                                                       42,003
         15,482  SYMANTEC CORPORATION+                                                                                     241,519
          2,939  SYNOPSYS INCORPORATED+                                                                                     60,044
          1,650  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                              26,879
          3,617  TIBCO SOFTWARE INCORPORATED+                                                                               27,742
          1,672  TOTAL SYSTEM SERVICES INCORPORATED                                                                         30,213
          1,530  TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+                                                       59,762
            198  TRAVELZOO INCORPORATED+                                                                                     5,896
          6,249  UNISYS CORPORATION+                                                                                        41,118
          2,471  UNITED ONLINE INCORPORATED<<                                                                               29,454
            980  UNITED RENTALS INCORPORATED+<<                                                                             31,928
          1,155  USA MOBILITY INCORPORATED+                                                                                 23,435
            583  VERINT SYSTEMS INCORPORATED+                                                                               18,924
          4,239  VERISIGN INCORPORATED+                                                                                     95,166
          1,422  VIAD CORPORATION                                                                                           43,641
          1,492  WEBSENSE INCORPORATED+<<                                                                                   33,048
          2,085  WIND RIVER SYSTEMS INCORPORATED+                                                                           19,703
          3,747  WPP GROUP PLC ADR                                                                                         230,815
         15,635  YAHOO! INCORPORATED+<<                                                                                    493,910

                                                                                                                        13,828,101
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS - 8.05%
         19,597  ABBOTT LABORATORIES                                                                                       836,792
          2,875  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     186,444

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          7,967  AKZO NOBEL NV ADR                                                                                 $       429,660
          1,422  ALBERTO-CULVER COMPANY CLASS B                                                                             66,137
          1,338  ALEXION PHARMACEUTICALS INCORPORATED+                                                                      43,498
          2,807  ALKERMES INCORPORATED+<<                                                                                   55,635
          1,405  ALPHARMA INCORPORATED CLASS A                                                                              32,905
          1,994  AMERICAN VANGUARD CORPORATION                                                                              37,746
         15,821  AMGEN INCORPORATED+                                                                                     1,069,341
          1,193  ANDRX CORPORATION+                                                                                         27,869
            386  ARKEMA INCORPORATED ADR+                                                                                   13,891
          7,718  ASTRAZENECA PLC ADR<<                                                                                     408,591
          1,724  AVERY DENNISON CORPORATION                                                                                102,388
          6,304  AVON PRODUCTS INCORPORATED                                                                                199,837
          2,140  BALCHEM CORPORATION                                                                                        44,298
          4,553  BIOGEN IDEC INCORPORATED+                                                                                 212,306
         24,964  BRISTOL-MYERS SQUIBB COMPANY<<                                                                            612,866
          1,403  CABOT CORPORATION                                                                                          46,481
            854  CHARLES RIVER LABORATORIES INTERNATIONAL INCORPORATED+                                                     34,194
          3,839  CHEMTURA CORPORATION                                                                                       37,737
          6,719  COLGATE-PALMOLIVE COMPANY                                                                                 405,425
          1,700  CUBIST PHARMACEUTICALS INCORPORATED+                                                                       40,239
          8,095  DISCOVERY LABORATORIES INCORPORATED+<<                                                                     18,052
          2,321  DOV PHARMACEUTICAL INCORPORATED+<<                                                                          7,172
         12,106  DOW CHEMICAL COMPANY                                                                                      482,666
         11,542  E.I. DU PONT DE NEMOURS & COMPANY                                                                         490,881
          1,235  EASTMAN CHEMICAL COMPANY                                                                                   69,629
          3,677  ECOLAB INCORPORATED                                                                                       142,337
          4,869  EISAI COMPANY LIMITED ADR                                                                                 221,061
         12,218  ELI LILLY & COMPANY                                                                                       630,938
          2,235  ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                              91,501
          4,953  FOREST LABORATORIES INCORPORATED+                                                                         185,638
          5,967  GENENTECH INCORPORATED+                                                                                   495,022
          3,545  GENZYME CORPORATION+                                                                                      210,928
          6,016  GILEAD SCIENCES INCORPORATED+                                                                             344,897
         14,770  GLAXOSMITHKLINE PLC ADR                                                                                   816,781
          2,140  HOSPIRA INCORPORATED+                                                                                      95,893
            831  IDEXX LABORATORIES INCORPORATED+                                                                           63,513
          1,189  IMCLONE SYSTEMS INCORPORATED+<<                                                                            47,560
          1,768  IMMUCOR INCORPORATED+                                                                                      32,160
            861  INTERMUNE INCORPORATED+                                                                                    13,656
          2,053  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            73,066
            827  INVITROGEN CORPORATION+<<                                                                                  52,713
          1,484  K-V PHARMACEUTICAL COMPANY CLASS A+                                                                        30,096
          4,740  KING PHARMACEUTICALS INCORPORATED+                                                                         84,277
          3,840  LYONDELL CHEMICAL COMPANY                                                                                  92,928
          1,370  MEDICINES COMPANY+                                                                                         25,345
          1,366  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                               40,734
          3,819  MEDIMMUNE INCORPORATED+                                                                                   121,521
         27,726  MERCK & COMPANY INCORPORATED                                                                              922,999
          1,797  MGI PHARMA INCORPORATED+<<                                                                                 32,364
          6,153  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                   52,670
          3,670  MONSANTO COMPANY                                                                                          308,867
          4,049  MOSAIC COMPANY+<<                                                                                          63,002
          4,700  MYLAN LABORATORIES INCORPORATED                                                                            98,277
         17,885  NOVARTIS AG ADR                                                                                           992,260
            788  NOVEN PHARMACEUTICALS INCORPORATED+                                                                        13,806
          3,775  NOVO NORDISK A/S ADR                                                                                      234,616
          1,961  NPS PHARMACEUTICALS INCORPORATED+                                                                          10,864
            800  OM GROUP INCORPORATED+                                                                                     25,344
          1,257  ONYX PHARMACEUTICALS INCORPORATED+<<                                                                       25,127
            999  OSI PHARMACEUTICALS INCORPORATED+<<                                                                        28,591
          1,037  PAR PHARMACEUTICAL COMPANIES INCORPORATED+<<                                                               23,799
          2,083  PDL BIOPHARMA INCORPORATED+                                                                                42,181
         95,125  PFIZER INCORPORATED                                                                                     2,250,658

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          1,040  PHARMION CORPORATION+                                                                             $        20,394
          2,194  PPG INDUSTRIES INCORPORATED                                                                               141,162
          4,458  PRAXAIR INCORPORATED                                                                                      234,937
         40,646  PROCTER & GAMBLE COMPANY                                                                                2,205,046
          6,676  ROCHE HOLDING AG ADR                                                                                      521,167
          3,039  ROHM & HAAS COMPANY                                                                                       153,196
          1,118  SALIX PHARMACEUTICALS LIMITED+                                                                             13,505
          9,829  SANOFI-AVENTIS ADR                                                                                        464,617
         18,961  SCHERING-PLOUGH CORPORATION                                                                               361,397
          1,775  SEPRACOR INCORPORATED+                                                                                     91,892
         18,052  SHISEIDO COMPANY LIMITED ADR                                                                              322,041
          1,083  SIGMA-ALDRICH CORPORATION                                                                                  75,182
         19,095  SYNGENTA AG ADR+                                                                                          526,258
              1  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                      8
            893  TRONOX INCORPORATED CLASS B                                                                                11,547
          2,364  VALSPAR CORPORATION                                                                                        65,057
          2,137  VERTEX PHARMACEUTICALS INCORPORATED+<<                                                                     73,727
         16,956  WYETH                                                                                                     775,568

                                                                                                                        21,107,371
                                                                                                                   ---------------

COAL MINING - 0.19%
          1,327  CONSOL ENERGY INCORPORATED<<                                                                              117,108
          1,804  MASSEY ENERGY COMPANY                                                                                      67,325
          3,996  PEABODY ENERGY CORPORATION                                                                                249,110
          1,132  PENN VIRGINIA CORPORATION<<                                                                                76,863

                                                                                                                           510,406
                                                                                                                   ---------------

COMMUNICATIONS - 4.24%
          4,807  ALLTEL CORPORATION                                                                                        297,313
          5,947  AMERICAN TOWER CORPORATION CLASS A+                                                                       184,179
         51,689  AT&T INCORPORATED<<                                                                                     1,347,015
          7,406  AVAYA INCORPORATED+                                                                                        87,465
         24,584  BELLSOUTH CORPORATION                                                                                     830,202
          3,245  BRIGHTPOINT INCORPORATED+<<                                                                                69,374
          3,322  BRITISH SKY BROADCASTING GROUP PLC ADR<<                                                                  132,747
          5,593  BT GROUP PLC ADR                                                                                          248,106
          3,757  CABLEVISION SYSTEMS NEW YORK GROUP CLASS A+                                                                73,863
          2,627  CENTURYTEL INCORPORATED                                                                                    93,915
          7,669  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                 236,205
         26,764  COMCAST CORPORATION CLASS A+                                                                              859,927
          4,599  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                   146,110
         20,178  DEUTSCHE TELEKOM AG ADR<<                                                                                 327,893
         10,134  DIRECTV GROUP INCORPORATED+                                                                               177,953
          3,787  ECHOSTAR COMMUNICATIONS CORPORATION CLASS A+                                                              113,345
          1,833  EMBARQ CORPORATION+                                                                                        76,389
          1,070  ENTERCOM COMMUNICATIONS CORPORATION                                                                        28,526
            937  EQUINIX INCORPORATED+                                                                                      54,608
          2,576  EXTREME NETWORKS INCORPORATED+                                                                             11,437
          2,506  FOUNDRY NETWORKS INCORPORATED+                                                                             32,227
          9,500  FRANCE TELECOM SA ADR                                                                                     219,355
          1,039  GOLDEN TELECOM INCORPORATED                                                                                26,152
          3,334  IAC INTERACTIVECORP+<<                                                                                     86,117
          3,470  LAGARDERE SCA ADR                                                                                         274,555
          6,177  LIBERTY GLOBAL INCORPORATED CLASS A+                                                                      141,639
          2,144  LIBERTY MEDIA HOLDING CORPORATION CAPITAL SERIES A+                                                       170,582
         10,719  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                   192,513
            958  LIVE NATION INCORPORATED+                                                                                  21,842
          2,730  NEXTEL PARTNERS INCORPORATED CLASS A+<<                                                                    77,532
          5,829  NIPPON TELEGRAPH & TELEPHONE CORPORATION ADR<<                                                            144,035
         11,113  NTT DOCOMO INCORPORATED ADR                                                                               181,031

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
COMMUNICATIONS (continued)
          2,062  RADIO ONE INCORPORATED CLASS D+<<                                                                 $        15,115
          5,551  REED ELSEVIER PLC ADR                                                                                     215,601
         36,664  SPRINT NEXTEL CORPORATION                                                                                 777,644
         12,865  TELEFONAKTIEBOLAGET LM ERICSSON ADR<<                                                                     412,066
         10,981  TELEFONICA SA ADR                                                                                         539,606
          1,756  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                      68,449
          3,812  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                            137,041
          3,224  UTSTARCOM INCORPORATED+<<                                                                                  20,569
         37,881  VERIZON COMMUNICATIONS INCORPORATED                                                                     1,182,266
         31,138  VODAFONE GROUP PLC ADR<<                                                                                  716,174
          4,031  XM SATELLITE RADIO HOLDINGS INCORPORATED CLASS A+                                                          58,127

                                                                                                                        11,106,810
                                                                                                                   ---------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.03%
            970  CHEMED CORPORATION                                                                                         52,234
          1,516  DYCOM INDUSTRIES INCORPORATED+                                                                             32,655

                                                                                                                            84,889
                                                                                                                   ---------------

CONSUMER SERVICES - 0.03%
          6,217  EMDEON CORPORATION+                                                                                        72,179
                                                                                                                   ---------------

DEPOSITORY INSTITUTIONS - 10.62%
         13,333  ABN AMRO HOLDING NV ADR                                                                                   369,057
         10,242  ALLIED IRISH BANKS PLC ADR                                                                                490,797
          7,150  AMSOUTH BANCORPORATION                                                                                    191,620
          4,807  ASSOCIATED BANC-CORP                                                                                      158,919
          2,368  ASTORIA FINANCIAL CORPORATION                                                                              71,656
         31,311  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR<<                                                                  649,703
         34,734  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                    501,906
          5,034  BANCTRUST FINANCIAL GROUP INCORPORATED                                                                    109,137
         58,365  BANK OF AMERICA CORPORATION                                                                             2,824,866
        219,277  BANK OF EAST ASIA LIMITED ADR                                                                             835,270
         11,446  BANK OF NEW YORK COMPANY INCORPORATED                                                                     380,351
          1,182  BANKNORTH GROUP INCORPORATED                                                                               33,852
          8,322  BARCLAYS PLC ADR                                                                                          385,725
          8,528  BB&T CORPORATION                                                                                          354,509
          3,199  BERKSHIRE HILLS BANCORP INCORPORATED                                                                      110,046
         13,704  BNP PARIBAS SA ADR<<                                                                                      640,720
          2,127  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                             63,810
          3,115  CAPITOL FEDERAL FINANCIAL                                                                                 101,456
          3,370  CASCADE BANCORP                                                                                            95,202
          2,050  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                      73,738
          2,743  CHITTENDEN CORPORATION                                                                                     74,198
         65,781  CITIGROUP INCORPORATED                                                                                  3,243,003
          2,795  CITIZENS & NORTHERN CORPORATION<<                                                                          58,304
          2,426  CITY BANK LYNNWOOD WASHINGTON                                                                             111,402
          4,247  COASTAL FINANCIAL CORPORATION<<                                                                            54,999
          2,449  COMERICA INCORPORATED                                                                                     134,083
          2,300  COMMERCE BANCORP INCORPORATED<<                                                                            90,367
          2,248  COMMERCE BANCSHARES INCORPORATED                                                                          116,244
          1,568  COMMERCIAL CAPITAL BANCORPORATION INCORPORATED                                                             24,618
          3,088  COMPASS BANCSHARES INCORPORATED                                                                           171,847
          5,506  DEUTSCHE BANK AG ADR                                                                                      631,318
          3,739  FARMERS CAPITAL BANK CORPORATION                                                                          110,712
          6,370  FIFTH THIRD BANCORP<<                                                                                     242,060
          2,242  FIRST HORIZON NATIONAL CORPORATION                                                                         89,590
          1,896  FIRST REPUBLIC BANK                                                                                        79,670
          1,046  FIRSTFED FINANCIAL CORPORATION+<<                                                                          60,501
          3,439  GOLDEN WEST FINANCIAL CORPORATION                                                                         251,391
          7,827  HBOS PLC ADR<<                                                                                            401,830

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
          6,935  HSBC HOLDINGS PLC ADR<<                                                                           $       604,871
          6,846  HUNTINGTON BANCSHARES INCORPORATED                                                                        161,018
          4,749  HYPO REAL ESTATE HOLDING AG ADR<<                                                                         299,809
          5,869  INTERCHANGE FINANCIAL SERVICES CORPORATION<<                                                              131,935
          1,671  INVESTORS FINANCIAL SERVICES CORPORATION                                                                   73,090
         44,714  JP MORGAN CHASE & COMPANY                                                                               1,906,605
          6,814  KEYCORP                                                                                                   243,396
          7,430  LLOYDS TSB GROUP PLC ADR<<                                                                                281,597
          1,466  M&T BANK CORPORATION                                                                                      168,737
          4,414  MARSHALL & ILSLEY CORPORATION                                                                             200,131
          7,430  MELLON FINANCIAL CORPORATION                                                                              268,817
          2,178  MERCANTILE BANK CORPORATION                                                                                87,556
          4,114  MERCANTILE BANKSHARES CORPORATION                                                                         147,898
          1,802  NASB FINANCIAL INCORPORATED                                                                                60,619
          5,193  NATIONAL AUSTRALIA BANK LIMITED ADR                                                                       693,006
          8,721  NATIONAL CITY CORPORATION                                                                                 321,630
          4,445  NEW YORK COMMUNITY BANCORP INCORPORATED<<                                                                  74,054
          7,079  NORTH FORK BANCORPORATION INCORPORATED                                                                    208,618
          3,532  NORTHERN TRUST CORPORATION                                                                                197,509
          2,576  PFF BANCORP INCORPORATED                                                                                   87,584
          4,116  PNC FINANCIAL SERVICES GROUP                                                                              283,634
          7,569  POPULAR INCORPORATED                                                                                      146,611
          3,813  PREMIERWEST BANCORP                                                                                        54,481
            954  R&G FINANCIAL CORPORATION CLASS B                                                                           8,681
          7,343  REGIONS FINANCIAL CORPORATION                                                                             248,561
         14,483  SANPAOLO IMI SPA ADR                                                                                      518,491
          3,373  SEACOAST BANKING CORPORATION                                                                               95,085
         17,674  SOCIETE GENERALE ADR                                                                                      545,743
          6,208  SOVEREIGN BANCORP INCORPORATED                                                                            138,438
          4,864  STATE STREET CORPORATION                                                                                  302,054
          2,832  STERLING BANCORPORATION NEW YORK                                                                           52,250
          4,499  SUNTRUST BANKS INCORPORATED                                                                               340,619
          1,648  SVB FINANCIAL GROUP+                                                                                       79,467
          3,851  SY BANCORP INCORPORATED                                                                                    99,510
          6,573  SYNOVUS FINANCIAL CORPORATION                                                                             172,936
          3,134  TCF FINANCIAL CORPORATION                                                                                  83,678
          1,879  TIERONE CORPORATION                                                                                        61,631
          1,548  TOMPKINS TRUST COMPANY INCORPORATED                                                                        63,406
          3,564  UCBH HOLDINGS INCORPORATED                                                                                 63,011
          1,698  UNIONBANCAL CORPORATION                                                                                   114,870
          2,275  UNITED SECURITY BANCSHARES INCORPORATED<<                                                                  65,747
         23,014  US BANCORP                                                                                                710,442
         20,018  WACHOVIA CORPORATION                                                                                    1,070,963
         11,705  WASHINGTON MUTUAL INCORPORATED                                                                            537,377
         11,942  WESTPAC BANKING CORPORATION ADR                                                                         1,043,373
          2,331  WILMINGTON TRUST CORPORATION<<                                                                             99,557
          1,640  WINTRUST FINANCIAL CORPORATION                                                                             84,181
          1,906  ZIONS BANCORPORATION                                                                                      154,443

                                                                                                                        27,846,197
                                                                                                                   ---------------

EATING & DRINKING PLACES - 0.52%
          1,564  BOB EVANS FARMS INCORPORATED                                                                               43,620
          1,417  BRINKER INTERNATIONAL INCORPORATED                                                                         52,004
          1,034  CEC ENTERTAINMENT INCORPORATED+                                                                            34,494
          1,639  CHEESECAKE FACTORY INCORPORATED+                                                                           47,957
          3,070  DARDEN RESTAURANTS INCORPORATED                                                                           108,709
          7,416  DENNYS CORPORATION+                                                                                        34,114
          1,161  IHOP CORPORATION                                                                                           55,751
          1,193  JACK IN THE BOX INCORPORATED+                                                                              49,700
          2,051  KRISPY KREME DOUGHNUTS INCORPORATED+                                                                       19,341
         16,037  MCDONALD'S CORPORATION                                                                                    531,947
          1,212  OSI RESTAURANT PARTNERS INCORPORATED                                                                       44,456

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
EATING & DRINKING PLACES (continued)
          1,896  WENDY'S INTERNATIONAL INCORPORATED                                                                $       114,291
          4,355  YUM! BRANDS INCORPORATED                                                                                  219,492

                                                                                                                         1,355,876
                                                                                                                   ---------------

EDUCATIONAL SERVICES - 0.09%
          2,135  APOLLO GROUP INCORPORATED CLASS A+                                                                        111,682
          1,718  CAREER EDUCATION CORPORATION+                                                                              55,989
          1,362  DEVRY INCORPORATED+                                                                                        33,369
            717  ITT EDUCATIONAL SERVICES INCORPORATED+<<                                                                   46,605

                                                                                                                           247,645
                                                                                                                   ---------------

ELECTRIC, GAS & SANITARY SERVICES - 3.85%
         11,070  AES CORPORATION+                                                                                          203,688
          4,786  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      57,097
          3,457  AMEREN CORPORATION                                                                                        171,087
          6,096  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                              208,910
         11,700  BG GROUP PLC ADR                                                                                          783,315
          1,713  BLACK HILLS CORPORATION                                                                                    57,951
          4,136  CASCADE NATURAL GAS CORPORATION                                                                            86,856
          6,192  CENTERPOINT ENERGY INCORPORATED<<                                                                          74,242
          2,796  CENTRAL VERMONT PUBLIC SERVICE                                                                             50,188
          7,590  CITIZENS COMMUNICATIONS COMPANY                                                                            96,241
          3,708  CONSOLIDATED EDISON INCORPORATED<<                                                                        163,523
          3,315  CONSTELLATION ENERGY GROUP INCORPORATED                                                                   171,386
          4,528  DOMINION RESOURCES INCORPORATED                                                                           328,642
          2,991  DTE ENERGY COMPANY                                                                                        120,896
         18,312  DUKE ENERGY CORPORATION                                                                                   516,765
         10,323  E.ON AG ADR<<                                                                                             396,919
          5,316  EDISON INTERNATIONAL                                                                                      208,600
         10,743  EL PASO CORPORATION                                                                                       167,269
         18,327  ENDESA SA ADR                                                                                             615,054
          2,781  ENTERGY CORPORATION                                                                                       194,976
          9,246  EXELON CORPORATION                                                                                        523,416
          5,069  FIRSTENERGY CORPORATION                                                                                   265,717
          5,573  FPL GROUP INCORPORATED                                                                                    221,973
          3,098  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED                                                                  83,243
         21,071  HONG KONG ELECTRIC HOLDINGS LIMITED ADR<<                                                                  93,028
          2,029  INTERNATIONAL POWER PLC ADR                                                                               110,702
          1,982  KINDER MORGAN INCORPORATED                                                                                199,151
          2,996  LACLEDE GROUP INCORPORATED                                                                                100,815
          6,599  NATIONAL GRID PLC ADR                                                                                     373,965
            859  NICOR INCORPORATED                                                                                         35,202
          5,095  NISOURCE INCORPORATED                                                                                     110,918
          3,828  NSTAR                                                                                                     105,883
          6,235  PG&E CORPORATION<<                                                                                        247,405
          1,674  PINNACLE WEST CAPITAL CORPORATION                                                                          65,939
          6,636  PPL CORPORATION                                                                                           197,554
          3,287  PROGRESS ENERGY INCORPORATED                                                                              138,186
          3,737  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                              238,159
          6,859  RELIANT ENERGY INCORPORATED+<<                                                                             79,907
          5,839  RWE AG ADR<<                                                                                              498,371
         13,094  SCOTTISH POWER PLC ADR B SHARES+                                                                           87,991
          3,756  SEMPRA ENERGY                                                                                             168,907
          3,868  SOUTH JERSEY INDUSTRIES INCORPORATED                                                                      103,894
          9,676  SOUTHERN COMPANY                                                                                          309,342
          6,575  TXU CORPORATION                                                                                           376,748
          1,467  UIL HOLDINGS CORPORATION                                                                                   81,022
          7,481  WASTE MANAGEMENT INCORPORATED                                                                             273,954
          8,875  WILLIAMS COMPANIES INCORPORATED                                                                           200,575

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          7,369  XCEL ENERGY INCORPORATED                                                                          $       138,316

                                                                                                                        10,103,888
                                                                                                                   ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.23%
          2,402  ADC TELECOMMUNICATIONS INCORPORATED+                                                                       43,044
          6,435  ADVANCED MICRO DEVICES INCORPORATED+                                                                      198,777
          9,714  ALCATEL SA ADR+<<                                                                                         128,905
          5,474  ALTERA CORPORATION+                                                                                       107,071
          3,877  AMERICAN POWER CONVERSION CORPORATION                                                                      76,299
          4,885  ANALOG DEVICES INCORPORATED                                                                               164,771
          3,820  ANDREW CORPORATION+                                                                                        38,658
            707  APPLIED SIGNAL TECHNOLOGY INCORPORATED                                                                     12,408
            961  ATMI INCORPORATED+                                                                                         25,178
          2,051  AVX CORPORATION<<                                                                                          33,575
          1,993  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                      48,251
          5,599  BROADCOM CORPORATION CLASS A+                                                                             189,302
          7,359  CANON INCORPORATED ADR<<                                                                                  516,602
            741  CERADYNE INCORPORATED+<<                                                                                   32,359
         13,247  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED ADR+<<                                                      126,509
         82,977  CISCO SYSTEMS INCORPORATED+                                                                             1,632,987
          3,509  COMVERSE TECHNOLOGY INCORPORATED+                                                                          79,023
          1,440  CREE INCORPORATED+<<                                                                                       36,936
            815  CYMER INCORPORATED+                                                                                        37,808
          3,055  CYPRESS SEMICONDUCTOR CORPORATION+<<                                                                       46,375
          1,968  DSP GROUP INCORPORATED+                                                                                    51,739
            719  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                14,301
          5,300  EMERSON ELECTRIC COMPANY                                                                                  437,356
          1,361  ENERGIZER HOLDINGS INCORPORATED+                                                                           71,126
          2,037  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+                                                        35,586
          6,483  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                             202,334
        135,689  GENERAL ELECTRIC COMPANY                                                                                4,648,705
          4,018  GRAFTECH INTERNATIONAL LIMITED+                                                                            24,791
            858  GREATBATCH INCORPORATED+<<                                                                                 19,468
            937  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               79,392
          2,360  HARRIS CORPORATION                                                                                         96,099
         16,883  INFINEON TECHNOLOGIES AG ADR+<<                                                                           191,960
          3,576  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                                 51,280
         75,246  INTEL CORPORATION                                                                                       1,355,933
          1,851  INTERDIGITAL COMMUNICATIONS CORPORATION+                                                                   52,476
          1,031  INTERNATIONAL RECTIFIER CORPORATION+<<                                                                     45,931
          2,567  INTERSIL CORPORATION CLASS A                                                                               68,821
          2,825  JABIL CIRCUIT INCORPORATED                                                                                 98,367
          2,533  KLA-TENCOR CORPORATION                                                                                    103,954
          5,974  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV NEW YORK SHARES                                                188,838
          1,534  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                  111,921
          4,030  LINEAR TECHNOLOGY CORPORATION                                                                             136,013
          1,024  LITTELFUSE INCORPORATED+                                                                                   35,871
          5,997  LSI LOGIC CORPORATION+                                                                                     58,351
         62,315  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                       158,903
         21,220  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED ADR                                                        463,233
          4,815  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                    147,965
          2,767  MCDATA CORPORATION CLASS A+                                                                                10,459
          3,026  MICROCHIP TECHNOLOGY INCORPORATED                                                                         103,792
          7,678  MICRON TECHNOLOGY INCORPORATED+                                                                           127,148
         27,970  MINEBEA COMPANY LIMITED ADR                                                                               330,320
          3,414  MOLEX INCORPORATED                                                                                        121,197
         31,944  MOTOROLA INCORPORATED                                                                                     673,699
          1,700  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                    92,310
          4,976  NATIONAL SEMICONDUCTOR CORPORATION                                                                        127,784
          5,011  NETWORK APPLIANCE INCORPORATED+                                                                           160,352
         27,833  NOKIA OYJ ADR                                                                                             597,575
          2,130  NOVELLUS SYSTEMS INCORPORATED+<<                                                                           49,331

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          5,498  NVIDIA CORPORATION+                                                                               $       126,344
            860  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                                    25,198
          8,730  OMRON CORPORATION                                                                                         237,503
          1,913  OPENWAVE SYSTEMS INCORPORATED+<<                                                                           27,050
            598  PHOTRONICS INCORPORATED+                                                                                   10,088
          1,060  PLANTRONICS INCORPORATED                                                                                   22,843
          2,906  PMC-SIERRA INCORPORATED+                                                                                   28,014
          2,714  POLYCOM INCORPORATED+                                                                                      58,595
          2,787  POWERWAVE TECHNOLOGIES+<<                                                                                  27,285
          3,164  QLOGIC CORPORATION+                                                                                        56,572
         21,368  QUALCOMM INCORPORATED                                                                                     966,047
          2,021  RAMBUS INCORPORATED+                                                                                       49,029
          3,723  RF MICRO DEVICES INCORPORATED+                                                                             26,992
          2,589  ROCKWELL COLLINS INCORPORATED                                                                             141,359
            759  ROGERS CORPORATION+                                                                                        43,233
         10,162  SANMINA-SCI CORPORATION+                                                                                   47,761
         11,212  SANYO ELECTRIC COMPANY LIMITED<<                                                                          133,199
          1,370  SEMTECH CORPORATION+                                                                                       22,934
          1,375  SILICON IMAGE INCORPORATED+                                                                                13,090
            938  SILICON LABORATORIES INCORPORATED+<<                                                                       36,591
         19,833  SIRIUS SATELLITE RADIO INCORPORATED+<<                                                                     89,843
          2,656  SKYWORKS SOLUTIONS INCORPORATED+                                                                           15,033
          1,079  SOHU.COM INCORPORATED+                                                                                     26,899
          7,559  SONY CORPORATION ADR                                                                                      341,440
          2,901  TDK CORPORATION ADR                                                                                       238,027
          8,827  TELLABS INCORPORATED+                                                                                     126,226
         21,574  TEXAS INSTRUMENTS INCORPORATED                                                                            673,756
          1,626  THOMAS & BETTS CORPORATION+                                                                                93,495
          1,293  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                    40,018
          3,879  VISHAY INTERTECHNOLOGY INCORPORATED+<<                                                                     63,034
            904  WHIRLPOOL CORPORATION                                                                                      81,288
          4,936  XILINX INCORPORATED                                                                                       128,336

                                                                                                                        18,936,641
                                                                                                                   ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.57%
          2,201  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                    100,036
          1,948  APPLERA CORPORATION-CELERA GENOMICS GROUP+                                                                 21,818
          3,874  BEARINGPOINT INCORPORATED+<<                                                                               31,108
            834  CDI CORPORATION                                                                                            24,561
          4,612  CELGENE CORPORATION+<<                                                                                    191,168
            931  CEPHALON INCORPORATED+<<                                                                                   55,599
            866  CORPORATE EXECUTIVE BOARD COMPANY                                                                          88,090
          1,429  CV THERAPEUTICS INCORPORATED+<<                                                                            23,807
          1,294  ERESEARCH TECHNOLOGY INCORPORATED+                                                                         11,801
          1,414  FLUOR CORPORATION                                                                                         123,951
          1,235  GEN-PROBE INCORPORATED+                                                                                    66,690
          1,537  ICOS CORPORATION+<<                                                                                        31,232
          4,110  MOODY'S CORPORATION                                                                                       214,953
          1,589  NAVIGANT CONSULTING INCORPORATED+<<                                                                        32,114
          4,434  PAYCHEX INCORPORATED                                                                                      162,772
          2,430  QUEST DIAGNOSTICS INCORPORATED                                                                            135,448
          1,414  RESOURCES CONNECTION INCORPORATED+<<                                                                       36,057
          1,666  RIGEL PHARMACEUTICALS INCORPORATED+                                                                        16,377
          9,858  SERVICEMASTER COMPANY                                                                                     106,466
          1,582  TELIK INCORPORATED+<<                                                                                      25,280

                                                                                                                         1,499,328
                                                                                                                   ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.30%
          1,103  AMERON INTERNATIONAL CORPORATION                                                                           63,180
          1,504  BALL CORPORATION                                                                                           56,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT (continued)
          1,759  CRANE COMPANY                                                                                     $        70,676
          1,876  FORTUNE BRANDS INCORPORATED                                                                               138,824
          6,106  ILLINOIS TOOL WORKS INCORPORATED                                                                          303,163
            981  NCI BUILDING SYSTEMS INCORPORATED+                                                                         59,488
          2,077  SNAP-ON INCORPORATED                                                                                       86,985

                                                                                                                           778,596
                                                                                                                   ---------------

FINANCIAL SERVICES - 0.03%
          4,932  JANUS CAPITAL GROUP INCORPORATED                                                                           88,825
                                                                                                                   ---------------

FOOD & KINDRED PRODUCTS - 3.11%
          1,088  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                                    7,975
          8,908  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                     406,561
          9,393  ARCHER-DANIELS-MIDLAND COMPANY                                                                            390,467
          8,417  CADBURY SCHWEPPES PLC ADR                                                                                 324,391
          4,471  CAMPBELL SOUP COMPANY                                                                                     157,334
          4,143  COCA-COLA ENTERPRISES INCORPORATED                                                                         81,451
          7,404  CONAGRA FOODS INCORPORATED                                                                                167,330
          3,589  DEL MONTE FOODS COMPANY                                                                                    42,494
          6,283  DIAGEO PLC ADR<<                                                                                          415,872
          3,610  GENERAL MILLS INCORPORATED                                                                                187,323
         20,123  GROUPE DANONE ADR<<                                                                                       511,527
            508  HANSEN NATURAL CORPORATION+                                                                                93,914
          2,460  HERSHEY FOODS CORPORATION                                                                                 139,999
          4,250  HJ HEINZ COMPANY                                                                                          179,988
          2,675  HORMEL FOODS CORPORATION                                                                                   96,059
            990  JM SMUCKER COMPANY                                                                                         41,045
          3,747  KELLOGG COMPANY                                                                                           176,484
         28,187  KIRIN BREWERY COMPANY LIMITED ADR<<                                                                       454,374
          3,535  KRAFT FOODS INCORPORATED CLASS A<<                                                                        117,009
          2,931  MCCORMICK & COMPANY INCORPORATED                                                                          100,973
            512  MOLSON COORS BREWING COMPANY                                                                               33,167
         15,328  NESTLE SA ADR                                                                                           1,146,446
          3,445  PEPSIAMERICAS INCORPORATED                                                                                 76,927
         20,953  PEPSICO INCORPORATED                                                                                    1,266,818
         10,933  SARA LEE CORPORATION                                                                                      185,533
         25,834  THE COCA-COLA COMPANY                                                                                   1,137,471
            485  TREEHOUSE FOODS INCORPORATED+                                                                              12,120
          4,474  TYSON FOODS INCORPORATED CLASS A                                                                           71,629
          2,800  WM. WRIGLEY JR. COMPANY                                                                                   128,016

                                                                                                                         8,150,697
                                                                                                                   ---------------

FOOD STORES - 0.62%
          5,159  ALBERTSON'S INCORPORATED                                                                                  132,122
         16,324  KONINKLIJKE AHOLD NV ADR+                                                                                 133,367
          9,968  KROGER COMPANY                                                                                            200,456
          6,412  SAFEWAY INCORPORATED                                                                                      151,195
         11,292  STARBUCKS CORPORATION+                                                                                    402,560
         25,743  TESCO PLC ADR<<                                                                                           463,181
          2,082  WHOLE FOODS MARKET INCORPORATED                                                                           135,330

                                                                                                                         1,618,211
                                                                                                                   ---------------

FORESTRY - 0.07%
          2,946  WEYERHAEUSER COMPANY                                                                                      188,426
                                                                                                                   ---------------

FURNITURE & FIXTURES - 0.24%
          1,928  HERMAN MILLER INCORPORATED                                                                                 56,336
            704  HILLENBRAND INDUSTRIES INCORPORATED                                                                        35,580
          1,251  HNI CORPORATION                                                                                            65,302

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
FURNITURE & FIXTURES (continued)
          1,138  HOOKER FURNITURE CORPORATION                                                                      $        18,276
          3,982  LEGGETT & PLATT INCORPORATED                                                                              101,103
          7,181  MASCO CORPORATION                                                                                         222,755
          4,086  NEWELL RUBBERMAID INCORPORATED                                                                            108,116
            935  SELECT COMFORT CORPORATION+<<                                                                              30,631

                                                                                                                           638,099
                                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 1.22%
          2,039  BIG LOTS INCORPORATED+<<                                                                                   33,073
          5,264  DOLLAR GENERAL CORPORATION                                                                                 85,803
          2,025  FAMILY DOLLAR STORES INCORPORATED                                                                          50,584
          3,620  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  263,645
          2,606  FOOT LOCKER INCORPORATED                                                                                   62,961
          1,197  FRED'S INCORPORATED<<                                                                                      17,428
          3,059  JC PENNEY COMPANY INCORPORATED                                                                            185,865
          1,490  SEARS HOLDINGS CORPORATION+                                                                               226,286
         11,751  TARGET CORPORATION                                                                                        574,859
          7,490  TJX COMPANIES INCORPORATED                                                                                177,588
         31,208  WAL-MART STORES INCORPORATED                                                                            1,512,028

                                                                                                                         3,190,120
                                                                                                                   ---------------

HEALTH SERVICES - 0.56%
            452  AMEDISYS INCORPORATED+<<                                                                                   16,159
          6,402  CAREMARK RX INCORPORATED                                                                                  307,104
            982  COVANCE INCORPORATED+                                                                                      58,007
          1,602  DAVITA INCORPORATED+                                                                                       84,842
          1,183  ENZON PHARMACEUTICALS INCORPORATED+                                                                         8,813
          5,697  HCA INCORPORATED                                                                                          253,232
          4,215  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                         87,883
            804  HEALTHWAYS INCORPORATED+                                                                                   42,725
          3,414  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                      37,417
            610  LCA-VISION INCORPORATED                                                                                    33,147
          1,326  LINCARE HOLDINGS INCORPORATED+                                                                             49,460
          1,200  MANOR CARE INCORPORATED                                                                                    55,728
          2,293  NEKTAR THERAPEUTICS+<<                                                                                     45,837
          1,361  ODYSSEY HEALTHCARE INCORPORATED+                                                                           22,198
            848  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                      39,169
          1,316  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                     54,219
          7,532  TENET HEALTHCARE CORPORATION+                                                                              59,653
          1,265  TRIAD HOSPITALS INCORPORATED+<<                                                                            50,954
          1,149  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                       35,745
            681  UNIVERSAL HEALTH SERVICES CLASS B                                                                          34,568
          2,551  VALEANT PHARMACEUTICALS INTERNATIONAL                                                                      43,877
          1,802  WATSON PHARMACEUTICALS INCORPORATED+                                                                       45,645

                                                                                                                         1,466,382
                                                                                                                   ---------------

HOLDING & OTHER INVESTMENT OFFICES - 1.89%
          1,762  4KIDS ENTERTAINMENT INCORPORATED+                                                                          29,267
          2,246  ACADIA REALTY TRUST                                                                                        48,042
          2,524  AGREE REALTY CORPORATION                                                                                   77,865
            960  AMERICAN HOME MORTGAGE INVESTMENT CORPORATION                                                              32,035
          5,129  ARCHSTONE-SMITH TRUST                                                                                     247,987
          2,351  BOSTON PROPERTIES INCORPORATED                                                                            199,012
          1,665  CAPITAL TRUST INCORPORATED NEW YORK CLASS A                                                                56,710
          2,765  CEDAR SHOPPING CENTERS INCORPORATED                                                                        40,203
          2,018  CENTRACORE PROPERTIES TRUST                                                                                48,876
          2,356  CORPORATE OFFICE PROPERTIES TRUST                                                                          93,062
          5,109  CRESCENT REAL ESTATE EQUITIES COMPANY                                                                      90,327
          4,287  DISCOVERY HOLDING COMPANY CLASS A+<<                                                                       59,461

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
          4,286  DUKE REALTY CORPORATION                                                                           $       145,467
          1,414  EASTGROUP PROPERTIES INCORPORATED                                                                          62,258
          1,645  ENTERTAINMENT PROPERTIES TRUST                                                                             67,527
          1,468  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                   63,344
          5,834  EQUITY OFFICE PROPERTIES TRUST                                                                            196,314
          4,956  EQUITY RESIDENTIAL                                                                                        218,560
          3,539  GENERAL GROWTH PROPERTIES INCORPORATED                                                                    154,867
          2,272  HERITAGE PROPERTY INVESTMENT TRUST<<                                                                       79,565
          9,810  HOST HOTELS & RESORTS INCORPORATED                                                                        196,879
          1,915  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                                       20,395
          3,190  ISTAR FINANCIAL INCORPORATED                                                                              121,475
          1,408  KILROY REALTY CORPORATION<<                                                                                93,393
          6,142  KIMCO REALTY CORPORATION                                                                                  220,191
          1,602  LASALLE HOTEL PROPERTIES                                                                                   66,531
          2,499  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED                                                            126,199
         44,239  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED ADR                                                           608,729
          1,723  NATIONAL HEALTH INVESTORS INCORPORATED                                                                     46,107
            823  NOVASTAR FINANCIAL INCORPORATED                                                                            25,908
          4,722  NTL INCORPORATED                                                                                          125,983
          1,658  ONE LIBERTY PROPERTIES INCORPORATED<<                                                                      32,812
            892  PARKWAY PROPERTIES INCORPORATED                                                                            35,100
          4,204  PLUM CREEK TIMBER COMPANY                                                                                 150,293
          4,259  PROLOGIS                                                                                                  210,608
          1,536  RAIT INVESTMENT TRUST                                                                                      38,707
          2,615  RAMCO-GERSHENSON PROPERTIES                                                                                67,990
            658  REDWOOD TRUST INCORPORATED                                                                                 30,242
          1,634  SAUL CENTERS INCORPORATED                                                                                  58,285
          2,908  SIMON PROPERTY GROUP INCORPORATED                                                                         231,564
          1,364  SOVRAN SELF STORAGE INCORPORATED                                                                           64,340
          2,005  TANGER FACTORY OUTLET CENTERS INCORPORATED                                                                 60,892
          3,691  TRUSTREET PROPERTIES INCORPORATED                                                                          47,909
          1,021  UNIVERSAL HEALTH REALTY INCOME TRUST                                                                       31,825
          2,423  VORNADO REALTY TRUST                                                                                      217,803

                                                                                                                         4,940,909
                                                                                                                   ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.24%
          4,025  BED BATH & BEYOND INCORPORATED+                                                                           141,559
          5,568  BEST BUY COMPANY INCORPORATED                                                                             295,104
          3,004  CIRCUIT CITY STORES INCORPORATED<<                                                                         90,240
            607  COST PLUS INCORPORATED+<<                                                                                   9,172
          2,261  RADIO SHACK CORPORATION                                                                                    38,030
          1,467  WILLIAMS-SONOMA INCORPORATED                                                                               53,032

                                                                                                                           627,137
                                                                                                                   ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
          1,393  GAYLORD ENTERTAINMENT COMPANY+<<                                                                           61,041
          7,778  HILTON HOTELS CORPORATION                                                                                 213,584
          2,912  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                               210,625
          3,004  MGM MIRAGE+                                                                                               124,546
          3,222  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                          196,864

                                                                                                                           806,660
                                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.79%
          9,260  3M COMPANY                                                                                                774,692
            780  ACTUANT CORPORATION CLASS A                                                                                46,043
          3,218  AMERICAN STANDARD COMPANIES INCORPORATED                                                                  136,733
         10,697  APPLE COMPUTER INCORPORATED+                                                                              639,360
         22,138  APPLIED MATERIALS INCORPORATED                                                                            374,354
          4,676  BAKER HUGHES INCORPORATED                                                                                 403,539

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
          1,190  BLACK & DECKER CORPORATION                                                                        $       103,482
            855  BLACK BOX CORPORATION                                                                                      44,161
          3,944  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                               24,098
          1,818  BROOKS AUTOMATION INCORPORATED+                                                                            21,961
          2,164  CAMERON INTERNATIONAL CORPORATION+                                                                        101,492
            656  CASCADE CORPORATION                                                                                        24,666
          8,791  CATERPILLAR INCORPORATED                                                                                  641,303
            762  CDW CORPORATION<<                                                                                          42,619
          3,219  DEERE & COMPANY                                                                                           275,546
         31,646  DELL INCORPORATED+                                                                                        803,175
          1,137  DIEBOLD INCORPORATED                                                                                       48,334
          2,906  DOVER CORPORATION                                                                                         141,929
          2,086  EATON CORPORATION                                                                                         153,404
         31,888  EMC CORPORATION+                                                                                          408,166
          1,495  EMULEX CORPORATION+                                                                                        26,491
          3,879  ENTEGRIS INCORPORATED+                                                                                     37,549
          1,215  FLOWSERVE CORPORATION+                                                                                     64,614
          4,543  GATEWAY INCORPORATED+                                                                                       7,814
          2,780  GRANT PRIDECO INCORPORATED+                                                                               133,551
         37,340  HEWLETT-PACKARD COMPANY                                                                                 1,209,069
          3,067  HITACHI LIMITED ADR                                                                                       208,464
         19,900  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             1,590,010
          2,952  JOY GLOBAL INCORPORATED                                                                                   158,640
          5,490  KOMATSU LIMITED ADR                                                                                       437,790
          2,192  LAM RESEARCH CORPORATION+<<                                                                                98,180
          1,814  LEXMARK INTERNATIONAL INCORPORATED+                                                                       103,852
          1,152  LINDSAY MANUFACTURING COMPANY                                                                              25,402
         21,857  MAKITA CORPORATION                                                                                        680,408
          2,040  MANITOWOC COMPANY INCORPORATED                                                                             93,820
          2,557  NATIONAL-OILWELL VARCO INCORPORATED+                                                                      168,915
         28,661  NEC CORPORATION ADR                                                                                       173,112
            888  NORDSON CORPORATION                                                                                        41,425
          2,468  PALL CORPORATION                                                                                           74,262
          1,506  PALM INCORPORATED+<<                                                                                       24,819
          1,737  PARKER HANNIFIN CORPORATION                                                                               135,521
          2,054  PENTAIR INCORPORATED                                                                                       70,165
          2,735  PITNEY BOWES INCORPORATED                                                                                 111,533
          1,639  ROBBINS & MYERS INCORPORATED                                                                               38,418
          2,549  SANDISK CORPORATION+                                                                                      143,432
          1,873  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                    71,418
          7,175  SIEMENS AG ADR<<                                                                                          617,624
          3,608  SMITH INTERNATIONAL INCORPORATED                                                                          147,784
         16,444  SOLECTRON CORPORATION+                                                                                     58,541
          1,443  SPX CORPORATION                                                                                            75,916
          1,281  STANLEY WORKS                                                                                              62,193
          4,309  SYMBOL TECHNOLOGIES INCORPORATED                                                                           51,148
            753  TENNANT COMPANY                                                                                            37,386
            938  TEREX CORPORATION+                                                                                         85,827
          1,040  TORO COMPANY                                                                                               50,201
          2,378  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                      111,528
          4,518  WESTERN DIGITAL CORPORATION+                                                                               91,941
          1,123  ZEBRA TECHNOLOGIES CORPORATION CLASS A+                                                                    39,653

                                                                                                                        12,567,473
                                                                                                                   ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.26%
          4,803  AON CORPORATION                                                                                           171,227
          1,257  HILB, ROGAL & HAMILTON COMPANY                                                                             48,910
          2,130  HUMANA INCORPORATED+                                                                                      107,842
          7,239  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                 202,909
          1,288  NATIONAL FINANCIAL PARTNERS CORPORATION                                                                    57,767

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
INSURANCE AGENTS, BROKERS & SERVICE (continued)
          4,604  UNUMPROVIDENT CORPORATION                                                                         $        82,688

                                                                                                                           671,343
                                                                                                                   ---------------

INSURANCE CARRIERS - 4.12%
          7,556  AETNA INCORPORATED                                                                                        290,604
          7,234  AFLAC INCORPORATED                                                                                        338,551
         22,618  ALLIANZ AG ADR<<                                                                                          352,388
          7,714  ALLSTATE CORPORATION                                                                                      424,347
          1,342  AMBAC FINANCIAL GROUP INCORPORATED                                                                        107,561
         29,367  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,785,514
          1,029  AMERICAN NATIONAL INSURANCE COMPANY                                                                       119,415
          1,572  AMERICAN PHYSICIANS CAPITAL INCORPORATED+                                                                  72,658
          9,305  AXA ADR                                                                                                   323,349
          1,770  CENTENE CORPORATION+                                                                                       46,109
          4,598  CHUBB CORPORATION<<                                                                                       232,337
          1,674  CIGNA CORPORATION                                                                                         155,247
          3,278  CINCINNATI FINANCIAL CORPORATION                                                                          150,264
          2,746  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                  113,932
            480  FIDELITY NATIONAL TITLE GROUP INCORPORATED<<                                                               10,483
          3,735  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                            328,456
          1,923  HEALTH NET INCORPORATED+                                                                                   82,727
         13,141  ING GROUP NV ADR<<                                                                                        515,259
          1,109  KANSAS CITY LIFE INSURANCE COMPANY                                                                         50,770
            573  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                   38,345
          1,416  LINCOLN NATIONAL CORPORATION                                                                               79,551
          7,155  LOEWS CORPORATION                                                                                         243,127
            222  MARKEL CORPORATION+                                                                                        74,980
          1,832  MBIA INCORPORATED<<                                                                                       104,662
          1,200  MERCURY GENERAL CORPORATION                                                                                67,140
          5,783  METLIFE INCORPORATED<<                                                                                    297,651
          1,202  MGIC INVESTMENT CORPORATION                                                                                79,176
          3,123  MILLEA HOLDINGS INCORPORATED                                                                              277,822
          4,303  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                     91,955
          2,418  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                             80,157
          1,288  PMI GROUP INCORPORATED                                                                                     58,604
          3,931  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                    214,829
         10,408  PROGRESSIVE CORPORATION                                                                                   284,659
          6,809  PRUDENTIAL FINANCIAL INCORPORATED                                                                         518,505
          1,376  RADIAN GROUP INCORPORATED                                                                                  84,101
          1,986  SAFECO CORPORATION                                                                                        109,965
          8,899  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                 391,734
            925  STANCORP FINANCIAL GROUP INCORPORATED                                                                      45,159
          3,449  SWISS REINSURANCE COMPANY ADR                                                                             243,133
          1,375  THE HANOVER INSURANCE GROUP INCORPORATED                                                                   65,106
          2,042  TORCHMARK CORPORATION                                                                                     120,233
            820  TRANSATLANTIC HOLDING INCORPORATED                                                                         47,150
         17,702  UNITEDHEALTH GROUP INCORPORATED                                                                           778,180
          1,719  UNITRIN INCORPORATED                                                                                       77,028
          2,652  W.R. BERKLEY CORPORATION                                                                                   91,149
          8,037  WELLPOINT INCORPORATED+                                                                                   575,288
          1,051  ZENITH NATIONAL INSURANCE CORPORATION                                                                      42,040
          4,730  ZURICH FINANCIAL SERVICES AG ADR+                                                                         107,252

                                                                                                                        10,788,652
                                                                                                                   ---------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.04%
          1,581  CORRECTIONS CORPORATION OF AMERICA+                                                                        80,868
            770  GEO GROUP INCORPORATED+                                                                                    28,721

                                                                                                                           109,589
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

$SHARES          SECURITY NAME                                                                                          VALUE
LEATHER & LEATHER PRODUCTS - 0.08%
            783  BROWN SHOE COMPANY INCORPORATED                                                                   $        27,546
          5,926  COACH INCORPORATED+                                                                                       172,328

                                                                                                                           199,874
                                                                                                                   ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.04%
          2,402  COACHMEN INDUSTRIES INCORPORATED                                                                           26,542
          1,320  LOUISIANA-PACIFIC CORPORATION                                                                              32,023
          1,230  SKYLINE CORPORATION                                                                                        45,486

                                                                                                                           104,051
                                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.45%
          1,007  ABAXIS INCORPORATED+                                                                                       17,200
          1,644  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                    74,506
          9,155  ADVANTEST CORPORATION ADR                                                                                 233,910
          1,045  AFFYMETRIX INCORPORATED+<<                                                                                 28,748
          7,081  AGILENT TECHNOLOGIES INCORPORATED+                                                                        247,056
          3,140  ALIGN TECHNOLOGY INCORPORATED+                                                                             23,205
          1,904  ALLERGAN INCORPORATED                                                                                     180,537
          3,469  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                              102,682
            771  ARMOR HOLDINGS INCORPORATED+                                                                               44,040
            701  ARTHROCARE CORPORATION+                                                                                    29,610
            763  BADGER METER INCORPORATED                                                                                  42,118
            932  BAUSCH & LOMB INCORPORATED                                                                                 45,808
          8,132  BAXTER INTERNATIONAL INCORPORATED                                                                         306,576
          3,654  BECTON DICKINSON & COMPANY                                                                                220,811
          3,793  BIOMET INCORPORATED                                                                                       133,552
         15,940  BOSTON SCIENTIFIC CORPORATION+                                                                            329,639
          1,673  C.R. BARD INCORPORATED                                                                                    123,819
            503  COOPER COMPANIES INCORPORATED<<                                                                            23,817
          1,835  CREDENCE SYSTEMS CORPORATION+<<                                                                             8,368
            577  CYBERONICS INCORPORATED+<<                                                                                 14,419
          3,503  DANAHER CORPORATION<<                                                                                     224,577
            703  DRS TECHNOLOGIES INCORPORATED<<                                                                            37,442
          5,067  EASTMAN KODAK COMPANY                                                                                     122,165
            898  FARO TECHNOLOGIES INCORPORATED+<<                                                                          13,497
          1,385  FEI COMPANY+<<                                                                                             32,409
          1,591  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                           118,132
          9,417  FUJI PHOTO FILM COMPANY LIMITED ADR<<                                                                     310,667
          1,624  HOLOGIC INCORPORATED+<<                                                                                    64,132
          1,094  INTEGRA LIFESCIENCES HOLDINGS+<<                                                                           42,053
            793  INTUITIVE SURGICAL INCORPORATED+                                                                           88,253
          1,084  KEITHLEY INSTRUMENTS INCORPORATED                                                                          13,821
            673  KENSEY NASH CORPORATION+<<                                                                                 19,820
            899  LASERSCOPE+<<                                                                                              19,059
            770  MEASUREMENT SPECIALTIES INCORPORATED+                                                                      21,044
         15,213  MEDTRONIC INCORPORATED<<                                                                                  768,104
          1,186  MENTOR CORPORATION<<                                                                                       47,903
            677  MILLIPORE CORPORATION+                                                                                     46,984
          8,507  OLYMPUS CORPORATION ADR                                                                                   231,436
          2,508  PERKINELMER INCORPORATED                                                                                   52,317
          6,031  RAYTHEON COMPANY                                                                                          276,521
          2,261  RICOH COMPANY LIMITED ADR                                                                                 223,274
          2,883  ROCKWELL AUTOMATION INCORPORATED                                                                          196,851
            648  SOMANETICS CORPORATION+<<                                                                                  10,141
          4,802  ST. JUDE MEDICAL INCORPORATED+                                                                            163,748
          4,162  STRYKER CORPORATION                                                                                       182,712
            925  TECHNE CORPORATION+                                                                                        50,579
          2,084  TEKTRONIX INCORPORATED                                                                                     64,937
          3,038  TERADYNE INCORPORATED+<<                                                                                   47,302
          1,572  TRIMBLE NAVIGATION LIMITED+                                                                                72,218

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
            486  UNITED INDUSTRIAL CORPORATION NEW YORK                                                            $        23,892
          1,350  VARIAN INCORPORATED+                                                                                       59,413
          1,572  VIASYS HEALTHCARE INCORPORATED+                                                                            39,599
          1,999  WATERS CORPORATION+                                                                                        83,258
          1,227  WRIGHT MEDICAL GROUP INCORPORATED+                                                                         27,730
         12,128  XEROX CORPORATION+                                                                                        166,517
          3,213  ZIMMER HOLDINGS INCORPORATED+                                                                             194,547
            737  ZOLL MEDICAL CORPORATION+<<                                                                                21,830

                                                                                                                         6,409,305
                                                                                                                   ---------------

MEDICAL MANAGEMENT SERVICES - 0.05%
          2,586  COVENTRY HEALTH CARE INCORPORATED+                                                                        135,118
                                                                                                                   ---------------

MEMBERSHIP ORGANIZATIONS - 0.22%
         12,799  ANGLO AMERICAN PLC ADR                                                                                    257,771
          7,813  SCOTTISH POWER PLC ADR                                                                                    326,661

                                                                                                                           584,432
                                                                                                                   ---------------

METAL MINING - 0.55%
            613  CLEVELAND CLIFFS INCORPORATED                                                                              45,129
          2,433  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                       136,224
          5,290  NEWMONT MINING CORPORATION                                                                                275,874
          2,806  PHELPS DODGE CORPORATION                                                                                  240,446
          3,051  RIO TINTO PLC ADR                                                                                         677,322
            791  ROYAL GOLD INCORPORATED                                                                                    22,370
            395  SOUTHERN COPPER CORPORATION                                                                                33,634
          1,454  STILLWATER MINING COMPANY+                                                                                 19,963

                                                                                                                         1,450,962
                                                                                                                   ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
          2,097  VULCAN MATERIALS COMPANY                                                                                  163,671
                                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.00%
            905  ACCO BRANDS CORPORATION+<<                                                                                 20,598
          3,899  HASBRO INCORPORATED                                                                                        72,287
            580  JAKKS PACIFIC INCORPORATED+                                                                                11,304
         37,266  JOHNSON & JOHNSON                                                                                       2,244,159
          6,354  MATTEL INCORPORATED                                                                                       106,811
            799  RC2 CORPORATION+                                                                                           28,404
          1,243  RUSS BERRIE & COMPANY INCORPORATED                                                                         16,159
          1,230  STEINWAY MUSICAL INSTRUMENTS+                                                                              33,272
          2,233  TIFFANY & COMPANY<<                                                                                        76,346

                                                                                                                         2,609,340
                                                                                                                   ---------------

MISCELLANEOUS RETAIL - 0.93%
          4,471  AMAZON.COM INCORPORATED+                                                                                  154,741
            816  BLAIR CORPORATION                                                                                          29,082
          6,231  COSTCO WHOLESALE CORPORATION                                                                              329,807
         10,682  CVS CORPORATION                                                                                           298,028
            878  DICK'S SPORTING GOODS INCORPORATED+                                                                        34,137
          1,111  DILLARDS INCORPORATED CLASS A                                                                              30,241
          1,654  DOLLAR TREE STORES INCORPORATED+<<                                                                         43,715
          2,154  EXPRESS SCRIPTS INCORPORATED+                                                                             157,845
          2,498  MICHAELS STORES INCORPORATED                                                                               97,097
          4,851  OFFICE DEPOT INCORPORATED+                                                                                201,656
            489  OVERSTOCK.COM INCORPORATED+                                                                                10,528
          2,736  PETSMART INCORPORATED                                                                                      72,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

$SHARES          SECURITY NAME                                                                                          VALUE
MISCELLANEOUS RETAIL (continued)
          1,315  PRICELINE.COM INCORPORATED+<<                                                                     $        40,897
         11,227  RITE AID CORPORATION+                                                                                      52,767
         10,967  STAPLES INCORPORATED                                                                                      257,615
         13,228  WALGREEN COMPANY                                                                                          537,057
          1,303  WORLD FUEL SERVICES CORPORATION                                                                            65,085
          1,136  ZALE CORPORATION+                                                                                          26,673

                                                                                                                         2,439,968
                                                                                                                   ---------------

MISCELLANEOUS SERVICES - 0.12%
         14,147  ADECCO SA ADR                                                                                             228,474
          1,214  D&B CORPORATION+                                                                                           88,464

                                                                                                                           316,938
                                                                                                                   ---------------

MOTION PICTURES - 0.89%
          1,369  MACROVISION CORPORATION+                                                                                   30,857
         28,118  NEWS CORPORATION CLASS A                                                                                  536,210
         57,770  TIME WARNER INCORPORATED                                                                                  994,222
         25,143  WALT DISNEY COMPANY                                                                                       766,862

                                                                                                                         2,328,151
                                                                                                                   ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.37%
            675  ARKANSAS BEST CORPORATION                                                                                  27,817
          1,072  CON-WAY INCORPORATED                                                                                       63,344
          1,358  FORWARD AIR CORPORATION                                                                                    50,816
          2,480  J.B. HUNT TRANSPORT SERVICES INCORPORATED                                                                  60,686
          1,969  LANDSTAR SYSTEM INCORPORATED<<                                                                             87,010
            827  SCS TRANSPORTATION INCORPORATED+                                                                           20,237
          7,888  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                635,378
            808  YRC WORLDWIDE INCORPORATED+<<                                                                              31,868

                                                                                                                           977,156
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.51%
            679  ACCREDITED HOME LENDERS HOLDING COMPANY+                                                                   35,267
         14,615  AMERICAN EXPRESS COMPANY                                                                                  794,472
          2,354  AMERICREDIT CORPORATION+                                                                                   68,360
          3,783  CAPITAL ONE FINANCIAL CORPORATION                                                                         313,119
          3,254  CIT GROUP INCORPORATED                                                                                    167,256
          7,497  COUNTRYWIDE FINANCIAL CORPORATION                                                                         286,985
         12,279  FANNIE MAE                                                                                                610,880
          1,291  FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C                                                          32,340
          1,471  FINANCIAL FEDERAL CORPORATION<<                                                                            41,144
          8,555  FREDDIE MAC                                                                                               513,642
          4,938  ORIX CORPORATION ADR<<                                                                                    713,541
          5,886  SLM CORPORATION                                                                                           316,431
            401  STUDENT LOAN CORPORATION                                                                                   74,570

                                                                                                                         3,968,007
                                                                                                                   ---------------

OIL & GAS EXTRACTION - 2.59%
          7,036  ANADARKO PETROLEUM CORPORATION                                                                            349,478
          4,561  APACHE CORPORATION                                                                                        295,918
          4,998  BJ SERVICES COMPANY                                                                                       183,177
          2,020  CABOT OIL & GAS CORPORATION                                                                                88,617
          1,602  CHENIERE ENERGY INCORPORATED+                                                                              62,366
          5,270  CHESAPEAKE ENERGY CORPORATION<<                                                                           161,209
          1,717  CIMAREX ENERGY COMPANY                                                                                     69,642
          5,806  DEVON ENERGY CORPORATION                                                                                  333,032

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
OIL & GAS EXTRACTION (continued)
          1,733  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                          $       148,587
            669  EDGE PETROLEUM CORPORATION+                                                                                13,855
          2,353  ENCORE ACQUISITION COMPANY+                                                                                62,496
            986  ENERGY PARTNERS LIMITED+                                                                                   20,903
         11,476  ENI SPA ADR<<                                                                                             694,642
          3,105  ENSCO INTERNATIONAL INCORPORATED                                                                          155,219
          3,894  EOG RESOURCES INCORPORATED                                                                                255,680
          4,136  EQUITABLE RESOURCES INCORPORATED                                                                          139,176
          6,075  HALLIBURTON COMPANY                                                                                       453,134
          2,395  HANOVER COMPRESSOR COMPANY+<<                                                                              43,038
          2,702  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+<<                                                               95,813
          1,518  KERR-MCGEE CORPORATION                                                                                    162,198
          2,501  NOBLE ENERGY INCORPORATED                                                                                 108,693
          5,272  OCCIDENTAL PETROLEUM CORPORATION                                                                          522,403
          1,528  QUICKSILVER RESOURCES INCORPORATED+<<                                                                      53,587
            584  REMINGTON OIL & GAS CORPORATION+                                                                           24,727
         18,813  REPSOL YPF SA ADR<<                                                                                       527,705
          2,165  ROWAN COMPANIES INCORPORATED                                                                               86,210
            746  SEACOR HOLDINGS INCORPORATED+<<                                                                            60,799
          3,460  SOUTHWESTERN ENERGY COMPANY+                                                                              111,758
          2,463  ST. MARY LAND & EXPLORATION COMPANY<<                                                                      96,279
            691  STONE ENERGY CORPORATION+                                                                                  34,446
            688  SWIFT ENERGY COMPANY+                                                                                      27,630
          1,265  TIDEWATER INCORPORATED                                                                                     64,161
          1,202  TODCO+                                                                                                     53,092
         15,450  TOTAL SA ADR<<                                                                                          1,007,495
          5,132  XTO ENERGY INCORPORATED                                                                                   211,541

                                                                                                                         6,778,706
                                                                                                                   ---------------

PAPER & ALLIED PRODUCTS - 0.48%
          2,142  BEMIS COMPANY INCORPORATED                                                                                 65,117
          1,146  BOWATER INCORPORATED                                                                                       26,518
            704  GREIF INCORPORATED CLASS A                                                                                 44,634
          6,267  INTERNATIONAL PAPER COMPANY                                                                               212,953
          5,270  KIMBERLY-CLARK CORPORATION                                                                                319,731
          3,479  MEADWESTVACO CORPORATION                                                                                   95,325
            184  NEENAH PAPER INCORPORATED                                                                                   5,645
          1,098  OFFICEMAX INCORPORATED                                                                                     45,380
          3,614  PACTIV CORPORATION+                                                                                        89,157
          4,491  REXAM PLC ADR                                                                                             199,400
          2,857  SONOCO PRODUCTS COMPANY                                                                                    90,510
          1,702  TEMPLE-INLAND INCORPORATED                                                                                 73,203

                                                                                                                         1,267,573
                                                                                                                   ---------------

PERSONAL SERVICES - 0.13%
          1,337  ANGELICA CORPORATION                                                                                       25,684
          2,248  CINTAS CORPORATION                                                                                         95,225
            592  G & K SERVICES INCORPORATED CLASS A                                                                        22,863
          4,610  H & R BLOCK INCORPORATED                                                                                  104,878
            867  REGIS CORPORATION                                                                                          30,068
          5,757  SERVICE CORPORATION INTERNATIONAL US                                                                       45,998
            500  UNIFIRST CORPORATION                                                                                       16,025

                                                                                                                           340,741
                                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.50%
            790  ASHLAND INCORPORATED                                                                                       49,375
         16,952  BP PLC ADR                                                                                              1,198,506
         28,162  CHEVRONTEXACO CORPORATION                                                                               1,683,806
         21,156  CONOCOPHILLIPS                                                                                          1,338,963

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         81,022  EXXON MOBIL CORPORATION                                                                           $     4,935,050
          1,528  FRONTIER OIL CORPORATION                                                                                   85,568
            548  GIANT INDUSTRIES INCORPORATED+                                                                             34,634
          1,276  HEADWATERS INCORPORATED+<<                                                                                 35,026
          1,085  HESS CORPORATION                                                                                          162,750
          5,145  MARATHON OIL CORPORATION                                                                                  386,132
          2,930  MURPHY OIL CORPORATION                                                                                    154,499
          8,489  ROYAL DUTCH SHELL PLC ADR CLASS A                                                                         562,906
          6,514  ROYAL DUTCH SHELL PLC ADR CLASS B                                                                         450,834
          2,370  SUNOCO INCORPORATED                                                                                       162,558
          1,283  TESORO PETROLEUM CORPORATION                                                                               87,385
          7,690  VALERO ENERGY CORPORATION                                                                                 471,782

                                                                                                                        11,799,774
                                                                                                                   ---------------

PRIMARY METAL INDUSTRIES - 1.00%
         11,424  ALCOA INCORPORATED                                                                                        362,369
            737  ALERIS INTERNATIONAL INCORPORATED+                                                                         31,861
          2,359  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                       150,103
            738  CARPENTER TECHNOLOGY CORPORATION                                                                           82,508
            937  CHAPARRAL STEEL COMPANY+<<                                                                                 57,560
          1,303  COMMSCOPE INCORPORATED+                                                                                    38,087
          1,110  CURTISS-WRIGHT CORPORATION                                                                                 37,518
          2,770  ENGELHARD CORPORATION                                                                                     107,836
          7,907  JOHNSON MATTHEY PLC ADR<<                                                                                 399,205
         10,602  KUBOTA CORPORATION ADR                                                                                    495,219
            599  LONE STAR TECHNOLOGIES INCORPORATED+                                                                       29,052
          1,150  MAVERICK TUBE CORPORATION+                                                                                 55,430
          1,971  MUELLER INDUSTRIES INCORPORATED                                                                            64,353
            466  NS GROUP INCORPORATED+                                                                                     23,263
          2,198  NUCOR CORPORATION                                                                                         231,383
            809  OREGON STEEL MILLS INCORPORATED+                                                                           37,966
          1,996  PRECISION CASTPARTS CORPORATION                                                                           115,029
          1,681  QUANEX CORPORATION<<                                                                                       66,097
          1,045  STEEL DYNAMICS INCORPORATED                                                                                60,704
          1,131  TEXAS INDUSTRIES INCORPORATED                                                                              55,385
          1,733  UNITED STATES STEEL CORPORATION<<                                                                         115,037

                                                                                                                         2,615,965
                                                                                                                   ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.95%
          3,413  BELO CORPORATION CLASS A                                                                                   58,977
          9,276  CBS CORPORATION CLASS B                                                                                   240,341
            879  CONSOLIDATED GRAPHICS INCORPORATED+                                                                        44,776
            200  CSS INDUSTRIES INCORPORATED                                                                                 6,070
          1,257  DOW JONES & COMPANY INCORPORATED<<                                                                         43,467
            680  E.W. SCRIPPS COMPANY CLASS A                                                                               31,470
          1,700  ENNIS INCORPORATED                                                                                         33,184
          3,342  GANNETT COMPANY INCORPORATED<<                                                                            180,502
            959  KNIGHT-RIDDER INCORPORATED                                                                                 59,468
            849  MARTHA STEWART LIVING OMNIMEDIA INCORPORATED+                                                              14,425
            580  MCCLATCHY COMPANY CLASS A<<                                                                                26,094
          4,544  MCGRAW-HILL COMPANIES INCORPORATED                                                                        234,470
            602  MEDIA GENERAL INCORPORATED CLASS A                                                                         22,653
            963  MEREDITH CORPORATION                                                                                       48,198
          2,066  NEW YORK TIMES COMPANY CLASS A                                                                             49,915
          3,309  READER'S DIGEST ASSOCIATION INCORPORATED                                                                   47,087
         11,672  REED ELSEVIER NV ADR<<                                                                                    340,589
          3,088  RR DONNELLEY & SONS COMPANY                                                                                99,372
          5,432  TOPPAN PRINTING COMPANY LIMITED ADR                                                                       340,378
          3,468  TRIBUNE COMPANY                                                                                           103,485
          1,223  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                    35,455

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
          9,276  VIACOM INCORPORATED CLASS B+                                                                      $       350,169
             88  WASHINGTON POST COMPANY CLASS B                                                                            71,359

                                                                                                                         2,481,904
                                                                                                                   ---------------

RAILROAD TRANSPORTATION - 0.46%
          4,995  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                  386,663
          3,236  CSX CORPORATION                                                                                           216,553
          5,820  NORFOLK SOUTHERN CORPORATION                                                                              307,063
          3,145  UNION PACIFIC CORPORATION                                                                                 291,856

                                                                                                                         1,202,135
                                                                                                                   ---------------

REAL ESTATE - 0.33%
         93,676  CITY DEVELOPMENTS LIMITED                                                                                 558,796
            425  CONSOLIDATED-TOMOKA LAND COMPANY                                                                           24,692
             19  HUGOTON ROYALTY TRUST                                                                                         526
          1,478  JONES LANG LASALLE INCORPORATED                                                                           117,516
          1,236  NEW CENTURY FINANCIAL CORPORATION<<                                                                        57,561
            727  PHH CORPORATION+                                                                                           18,582
          1,837  ST. JOE COMPANY<<                                                                                          86,376

                                                                                                                           864,049
                                                                                                                   ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.03%
          1,965  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                                  73,294
                                                                                                                   ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.22%
            722  APPLIED FILMS CORPORATION+                                                                                 20,469
          5,848  BRIDGESTONE CORPORATION                                                                                   238,907
          1,975  COOPER TIRE & RUBBER COMPANY<<                                                                             22,475
          1,449  JARDEN CORPORATION+<<                                                                                      43,528
          1,699  SEALED AIR CORPORATION                                                                                     87,617
          3,661  THE GOODYEAR TIRE & RUBBER COMPANY+<<                                                                      46,568
            602  TREX COMPANY INCORPORATED+                                                                                 16,344
          3,036  TUPPERWARE CORPORATION<<                                                                                   62,451
          1,380  WEST PHARMACEUTICAL SERVICES INCORPORATED                                                                  46,948

                                                                                                                           585,307
                                                                                                                   ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.30%
          1,608  AG EDWARDS INCORPORATED                                                                                    86,189
          2,939  AMERIPRISE FINANCIAL INCORPORATED                                                                         134,518
          1,444  BEAR STEARNS COMPANIES INCORPORATED                                                                       193,135
          1,304  BKF CAPITAL GROUP INCORPORATED<<                                                                            9,219
            850  BLACKROCK INCORPORATED                                                                                    113,900
         17,943  CHARLES SCHWAB CORPORATION                                                                                298,930
            494  CHICAGO MERCANTILE EXCHANGE                                                                               218,002
          9,711  CREDIT SUISSE GROUP ADR<<                                                                                 561,781
          7,675  E*TRADE FINANCIAL CORPORATION+                                                                            186,272
          2,246  FRANKLIN RESOURCES INCORPORATED                                                                           202,028
          3,663  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A<<                                                      38,498
            951  GAMCO INVESTORS INCORPORATED CLASS A                                                                       33,675
          4,989  GOLDMAN SACHS GROUP INCORPORATED                                                                          753,090
          2,514  JEFFERIES GROUP INCORPORATED                                                                               73,509
            740  LADENBURG THALMANN FINANCIAL SERVICES INCORPORATED+                                                           918
          1,730  LEGG MASON INCORPORATED                                                                                   165,959
          7,074  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                     471,199
         12,139  MERRILL LYNCH & COMPANY INCORPORATED                                                                      878,985
         13,854  MORGAN STANLEY                                                                                            825,976
         16,453  NOMURA HOLDINGS INCORPORATED ADR                                                                          324,124
          2,107  NUVEEN INVESTMENTS CLASS A                                                                                 94,625

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
            711  PIPER JAFFRAY COMPANIES INCORPORATED+                                                             $        44,999
          1,272  STIFEL FINANCIAL CORPORATION+<<                                                                            47,217
          2,071  T. ROWE PRICE GROUP INCORPORATED                                                                          163,816
          5,991  TD AMERITRADE HOLDING CORPORATION+                                                                        101,847

                                                                                                                         6,022,411
                                                                                                                   ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.60%
            625  CABOT MICROELECTRONICS CORPORATION+<<                                                                      17,975
         20,490  CORNING INCORPORATED+                                                                                     496,882
          3,293  GENTEX CORPORATION<<                                                                                       47,716
          6,924  HANSON PLC ADR                                                                                            422,295
         17,829  LAFARGE SA ADR<<                                                                                          535,940
          2,993  OWENS-ILLINOIS INCORPORATED+                                                                               50,881

                                                                                                                         1,571,689
                                                                                                                   ---------------

TEXTILE MILL PRODUCTS - 0.04%
            953  MOHAWK INDUSTRIES INCORPORATED+                                                                            70,236
            642  OXFORD INDUSTRIES INCORPORATED                                                                             25,886

                                                                                                                            96,122
                                                                                                                   ---------------

TOBACCO PRODUCTS - 1.12%
          3,968  ALLIANCE ONE INTERNATIONAL INCORPORATED+                                                                   17,142
         25,526  ALTRIA GROUP INCORPORATED                                                                               1,846,806
          7,113  BRITISH AMERICAN TOBACCO PLC ADR<<                                                                        354,228
          5,959  IMPERIAL TOBACCO GROUP PLC ADR<<                                                                          366,657
          1,123  LOEWS CORPORATION - CAROLINA GROUP                                                                         52,152
          1,336  REYNOLDS AMERICAN INCORPORATED                                                                            146,880
          2,635  UST INCORPORATED                                                                                          115,966
          1,791  VECTOR GROUP LIMITED                                                                                       30,071

                                                                                                                         2,929,902
                                                                                                                   ---------------

TRANSPORTATION BY AIR - 0.40%
          1,000  ALASKA AIR GROUP INCORPORATED+                                                                             38,740
          3,246  AMR CORPORATION+                                                                                           80,046
            906  EGL INCORPORATED+                                                                                          40,834
          4,065  FEDEX CORPORATION                                                                                         444,183
         16,934  JAPAN AIRLINES SYSTEM ADR+<<                                                                              225,061
          3,793  JETBLUE AIRWAYS CORPORATION+<<                                                                             39,523
         11,733  SOUTHWEST AIRLINES COMPANY                                                                                188,901

                                                                                                                         1,057,288
                                                                                                                   ---------------

TRANSPORTATION EQUIPMENT - 2.83%
          1,833  AUTOLIV INCORPORATED                                                                                      101,915
         10,146  BAE SYSTEMS PLC ADR                                                                                       290,108
         10,779  BOEING COMPANY                                                                                            897,352
          1,529  BRUNSWICK CORPORATION                                                                                      54,937
          4,137  DAIMLERCHRYSLER AG ADR<<                                                                                  217,648
         34,607  FIAT SPA ADR                                                                                              464,426
         24,071  FORD MOTOR COMPANY                                                                                        172,348
          4,942  GENERAL DYNAMICS CORPORATION                                                                              314,509
          6,827  GENERAL MOTORS CORPORATION<<                                                                              183,851
          3,026  GENUINE PARTS COMPANY                                                                                     130,300
          1,745  GOODRICH CORPORATION                                                                                       74,389
          1,064  GREENBRIER COMPANIES INCORPORATED                                                                          36,868
            588  GROUP 1 AUTOMOTIVE INCORPORATED                                                                            35,733
          3,995  HARLEY-DAVIDSON INCORPORATED                                                                              199,151

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
TRANSPORTATION EQUIPMENT (continued)
          1,299  HEICO CORPORATION<<                                                                               $        39,814
         14,867  HONDA MOTOR COMPANY LIMITED ADR                                                                           491,057
         11,513  HONEYWELL INTERNATIONAL INCORPORATED                                                                      474,105
          2,801  JOHNSON CONTROLS INCORPORATED                                                                             238,561
          1,381  LEAR CORPORATION+                                                                                          32,730
          4,504  LOCKHEED MARTIN CORPORATION                                                                               326,495
            949  MONACO COACH CORPORATION                                                                                   12,375
          1,381  NAVISTAR INTERNATIONAL CORPORATION+<<                                                                      36,707
          4,396  NORTHROP GRUMMAN CORPORATION                                                                              284,333
          2,528  PACCAR INCORPORATED                                                                                       194,277
          1,146  POLARIS INDUSTRIES INCORPORATED                                                                            51,031
          1,292  TENNECO AUTOMOTIVE INCORPORATED+                                                                           30,801
          1,915  TEXTRON INCORPORATED                                                                                      174,131
          8,630  TOYOTA MOTOR CORPORATION ADR                                                                              926,689
          1,206  TRINITY INDUSTRIES INCORPORATED                                                                            75,182
            386  TRIUMPH GROUP INCORPORATED+                                                                                18,231
         13,026  UNITED TECHNOLOGIES CORPORATION                                                                           814,385
            884  WABASH NATIONAL CORPORATION                                                                                14,851

                                                                                                                         7,409,290
                                                                                                                   ---------------

TRANSPORTATION SERVICES - 0.06%
          3,334  EXPEDIA INCORPORATED+                                                                                      47,376
          1,490  GATX CORPORATION                                                                                           64,681
          2,037  SABRE HOLDINGS CORPORATION                                                                                 43,592

                                                                                                                           155,649
                                                                                                                   ---------------

WATER TRANSPORTATION - 0.10%
          3,836  CARNIVAL PLC ADR                                                                                          155,742
            801  KIRBY CORPORATION+<<                                                                                       60,179
            646  MARITRANS INCORPORATED                                                                                     16,660
            360  OVERSEAS SHIPHOLDING GROUP INCORPORATED                                                                    18,486

                                                                                                                           251,067
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.87%
          2,736  AMERISOURCEBERGEN CORPORATION                                                                             119,262
          1,160  BROWN-FORMAN CORPORATION CLASS B                                                                           88,508
          5,732  CARDINAL HEALTH INCORPORATED                                                                              383,528
          2,427  DEAN FOODS COMPANY+                                                                                        86,644
            577  KENNETH COLE PRODUCTIONS INCORPORATED CLASS A                                                              14,177
          3,917  MCKESSON CORPORATION                                                                                      193,891
          3,840  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                      206,976
          2,328  NIKE INCORPORATED CLASS B                                                                                 186,962
          1,325  PERRY ELLIS INTERNATIONAL INCORPORATED+                                                                    32,012
          5,315  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                     63,621
          8,370  SYSCO CORPORATION<<                                                                                       255,955
            900  TRACTOR SUPPLY COMPANY+                                                                                    50,049
         15,456  UNILEVER NV NEW YORK SHARES                                                                               349,769
         11,016  UNILEVER PLC ADR                                                                                          248,080

                                                                                                                         2,279,434
                                                                                                                   ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.98%
          2,059  ARROW ELECTRONICS INCORPORATED+                                                                            66,917
          2,807  AVNET INCORPORATED+                                                                                        61,979
          1,079  BORGWARNER INCORPORATED                                                                                    70,977
          2,744  CYTYC CORPORATION+                                                                                         72,112
          1,702  DREW INDUSTRIES INCORPORATED+                                                                              53,953
          1,791  INGRAM MICRO INCORPORATED CLASS A+                                                                         30,913
          1,498  INSIGHT ENTERPRISES INCORPORATED+                                                                          27,174

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                          VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
          2,799  KYOCERA CORPORATION ADR                                                                           $       233,716
          9,288  MITSUBISHI CORPORATION ADR                                                                                391,867
          1,683  MITSUI & COMPANY LIMITED ADR                                                                              482,987
          9,511  NISSAN MOTOR COMPANY LIMITED ADR<<                                                                        230,642
          1,735  OMNICARE INCORPORATED                                                                                      80,435
          1,844  PATTERSON COMPANIES INCORPORATED+                                                                          63,157
          1,601  PEP BOYS-MANNY, MOE & JACK                                                                                 21,694
          1,394  POOL CORPORATION                                                                                           60,207
         42,357  SUMITOMO MITSUI FINANCIAL                                                                                 430,711
          7,217  SYCAMORE NETWORKS INCORPORATED+                                                                            31,899
          1,262  TECH DATA CORPORATION+                                                                                     45,811
          4,672  VISTEON CORPORATION+                                                                                       34,666
          1,216  W.W. GRAINGER INCORPORATED                                                                                 87,747

                                                                                                                         2,579,564
                                                                                                                   ---------------

TOTAL COMMON STOCKS (COST $187,350,898)                                                                                233,554,350
                                                                                                                   ---------------

PREFERRED STOCKS - 0.02%
          3,654  ACTIVISION INCORPORATED+                                                                                   47,758

TOTAL PREFERRED STOCKS (COST $36,127)                                                                                       47,758
                                                                                                                   ---------------

PRINCIPAL                                                                         INTEREST RATE   MATURITY DATE
US TREASURY SECURITIES - 10.71%

US TREASURY BILLS - 0.56%
$        51,000  US TREASURY BILL^                                                     4.43%        06/01/2006              51,000
         35,000  US TREASURY BILL^                                                     4.46         06/01/2006              35,000
        128,000  US TREASURY BILL^                                                     4.48         06/01/2006             128,000
         31,000  US TREASURY BILL^                                                     4.50         06/01/2006              31,000
        106,000  US TREASURY BILL^                                                     4.51         06/01/2006             106,000
        283,000  US TREASURY BILL^                                                     4.55         06/01/2006             283,000
        662,000  US TREASURY BILL^                                                     4.57         06/01/2006             662,000
        178,000  US TREASURY BILL^                                                     4.67         06/22/2006             177,517

                                                                                                                         1,473,517
                                                                                                                   ---------------

US TREASURY NOTES - 10.15%
      7,595,000  US TREASURY NOTE<<                                                    4.00         06/15/2009           7,378,125
      1,800,000  US TREASURY NOTE<<                                                    3.38         09/15/2009           1,711,055
      1,500,000  US TREASURY NOTE<<                                                    3.50         11/15/2009           1,428,105
      2,800,000  US TREASURY NOTE<<                                                    3.50         02/15/2010           2,656,500
      4,410,000  US TREASURY NOTE<<                                                    4.00         03/15/2010           4,256,338
      1,180,000  US TREASURY NOTE<<                                                    4.13         08/15/2010           1,139,853
      4,491,000  US TREASURY NOTE<<                                                    3.88         09/15/2010           4,293,292
      1,800,000  US TREASURY NOTE<<                                                    5.00         02/15/2011           1,799,719
      2,000,000  US TREASURY NOTE                                                      4.50         02/28/2011           1,954,688

                                                                                                                        26,617,675
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $28,941,391)                                                                         28,091,192
                                                                                                                   ================

COLLATERAL INVESTED IN OTHER ASSETS - 19.33%
         43,838  ABBEY NATIONAL TREASURY SERVICE+/-++                                  5.15         01/16/2007              43,878
        650,502  AMERICAN EXPRESS BANK FSB+/-                                          5.04         01/26/2007             650,470
        410,099  AMERICAN GENERAL FINANCE CORPORATION+/-++                             5.11         06/15/2007             410,296
        925,778  AQUIFER FUNDING LIMITED++                                             5.03         06/07/2006             925,010
        353,534  ATLAS CAPITAL FUNDING CORPORATION+/-++                                4.98         11/10/2006             353,534
        282,827  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                     5.06         04/25/2007             282,807

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       219,050  ATOMIUM FUNDING CORPORATION++                                         4.87%        06/07/2006     $       218,868
      1,991,442  ATOMIUM FUNDING CORPORATION                                           5.06         06/15/2006           1,987,559
         95,935  ATOMIUM FUNDING CORPORATION++                                         5.08         06/19/2006              95,695
         74,949  BEAR STEARNS COMPANY INCORPORATED SERIES MTNB+/-                      5.18         06/19/2006              74,948
      1,414,135  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
                 VALUE $1,414,336)                                                     5.11         06/01/2006           1,414,135
      3,747,459  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                 $3,747,991)                                                           5.11         06/01/2006           3,747,459
         53,157  BETA FINANCE INCORPORATED SERIES MTN+/-++                             5.14         06/02/2006              53,157
      1,853,932  BHP BILLITON FINANCE USA LIMITED                                      5.05         06/12/2006           1,851,095
      4,798,016  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $4,798,697)          5.11         06/01/2006           4,798,016
        707,068  BUCKINGHAM CDO LLC                                                    5.06         07/24/2006             701,793
        141,414  BUCKINGHAM CDO LLC++                                                  5.07         06/26/2006             140,920
        205,050  CAIRN HIGH GRADE I LLC++                                              4.97         06/09/2006             204,822
        565,654  CAIRN HIGH GRADE I LLC                                                5.02         06/01/2006             565,654
        622,220  CAIRN HIGH GRADE I LLC                                                5.04         06/12/2006             621,268
        353,534  CAIRN HIGH GRADE I LLC++                                              5.04         06/14/2006             352,894
        311,110  CAIRN HIGH GRADE I LLC++                                              5.04         06/15/2006             310,503
        311,110  CAIRN HIGH GRADE I LLC                                                5.09         06/27/2006             309,981
          9,899  CAIRN HIGH GRADE I LLC                                                5.15         07/11/2006               9,844
         28,283  CC USA INCORPORATED+/-++                                              5.07         07/14/2006              28,283
        532,959  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/21/2006             531,478
        563,533  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.89         06/22/2006             561,887
         96,840  CEDAR SPRINGS CAPITAL COMPANY LLC                                     4.97         06/26/2006              96,502
        436,119  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   4.98         06/05/2006             435,875
        171,704  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.00         06/02/2006             171,680
        102,355  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.06         06/09/2006             102,242
         41,675  CEDAR SPRINGS CAPITAL COMPANY LLC++                                   5.07         06/19/2006              41,570
        579,796  CEDAR SPRINGS CAPITAL COMPANY LLC                                     5.09         06/23/2006             578,016
        305,453  CONCORD MINUTEMEN CAPITAL COMPANY SERIES B+/-++                       5.05         06/13/2006             305,453
         38,889  CREDIT SUISSE FIRST BOSTON+/-                                         5.21         06/19/2006              38,888
        106,060  CULLINAN FINANCE CORPORATION++                                        5.07         06/02/2006             106,045
      1,427,556  DEER VALLEY FUNDING LLC++                                             5.04         06/26/2006           1,422,573
      1,094,484  DEER VALLEY FUNDING LLC                                               5.08         06/27/2006           1,090,511
         45,959  DNB NOR BANK ASA                                                      5.08         07/05/2006              45,741
         17,677  EUREKA SECURITIZATION INCORPORATED++                                  5.06         06/23/2006              17,622
          5,317  FALCON ASSET SECURITIZATION CORPORATION                               4.91         06/15/2006               5,307
      1,414,135  FCAR OWNER TRUST SERIES II                                            5.04         06/22/2006           1,410,006
         14,141  FCAR OWNER TRUST SERIES II                                            5.29         10/03/2006              13,892
        707,068  FIVE FINANCE INCORPORATED+/-++                                        5.12         01/25/2007             707,344
         47,105  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                      5.20         08/15/2006              46,605
      1,414,135  FOX TROT CDO LIMITED                                                  5.06         06/26/2006           1,409,200
        169,838  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.06         09/18/2006             169,907
        226,262  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                         5.16         06/16/2006             226,262
        387,332  GEORGE STREET FINANCE LLC++                                           5.03         06/08/2006             386,956
        721,209  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.16         06/30/2006             721,209
        353,534  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.21         08/16/2006             353,534
         22,980  GOLDMAN SACHS GROUP INCORPORATED+/-                                   5.34         08/18/2006              22,987
         12,657  GRAMPIAN FUNDING LIMITED                                              4.85         07/03/2006              12,600
        169,696  HARRIER FINANCE FUNDING LLC                                           5.04         06/29/2006             169,034
        103,232  HBOS TREASURY SERVICES PLC+/-++                                       4.98         06/30/2006             103,220
      1,187,874  ING USA ANNUITY & LIFE INSURANCE+/-                                   5.22         06/06/2006           1,187,874
      2,121,203  JPM CHASE SECURITIES REPURCHASE AGREEMENT (MATURITY VALUE
                 $2,121,504)                                                           5.11         06/01/2006           2,121,203
         70,862  K2 USA LLC SERIES MTN+/-++                                            5.13         07/24/2006              70,869
        905,047  KAUPTHING BANK HF+/-++                                                5.14         03/20/2007             903,888
         51,701  KLIO FUNDING CORPORATION++                                            5.06         06/22/2006              51,550
         25,624  KLIO FUNDING CORPORATION++                                            5.14         07/26/2006              25,426
        223,716  KLIO II FUNDING CORPORATION++                                         4.98         06/30/2006             222,812
         28,283  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                  4.98         06/02/2006              28,283
        958,303  LEXINGTON PARKER CAPITAL CORPORATION++                                5.07         06/02/2006             958,169
        494,947  LIQUID FUNDING LIMITED+/-++                                           4.99         12/01/2006             494,947
        381,817  LIQUID FUNDING LIMITED+/-++                                           5.06         08/14/2006             381,817
        707,068  LIQUID FUNDING LIMITED++                                              5.09         06/30/2006             704,211

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OUTLOOK FUNDS                     MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OUTLOOK 2040 FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        77,777  MERRILL LYNCH & COMPANY+/-                                            5.09%        06/06/2006     $        77,777
        989,895  MORGAN STANLEY+/-                                                     5.13         10/10/2006             989,895
        707,068  MORGAN STANLEY+/-                                                     5.13         10/30/2006             707,068
        217,423  MORGAN STANLEY SERIES EXL+/-                                          5.11         05/15/2007             217,480
         21,212  NATIONWIDE BUILDING SOCIETY+/-++                                      5.20         07/21/2006              21,214
         36,584  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             4.57         06/15/2006              36,512
         30,192  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             5.06         06/19/2006              30,116
        118,363  NORTH SEA FUNDING LLC                                                 4.97         06/21/2006             118,034
        158,030  OLD LINE FUNDING CORPORATION++                                        5.02         06/15/2006             157,722
          9,022  PERRY GLOBAL FUNDING LLC                                              4.80         06/12/2006               9,008
         42,862  PERRY GLOBAL FUNDING LLC SERIES A                                     5.07         06/23/2006              42,731
         12,727  PERRY GLOBAL FUNDING LLC SERIES A++                                   5.17         08/10/2006              12,601
        649,866  RACERS TRUST 2004-6-MM+/-++                                           5.10         05/22/2006             649,989
         65,687  REGENCY MARKETS #1 LLC                                                5.05         06/13/2006              65,577
        707,068  REGENCY MARKETS #1 LLC++                                              5.05         06/15/2006             705,689
        353,534  ROYAL BANK OF SCOTLAND PLC+/-++                                       5.22         11/24/2006             353,679
         44,757  ROYAL BANK OF SCOTLAND PLC+/-                                         5.22         11/24/2006              44,776
        353,534  SEDNA FINANCE INCORPORATED+/-++                                       4.83         12/08/2006             353,573
        282,827  SLM CORPORATION+/-++                                                  5.08         05/04/2007             282,804
        177,149  TANGO FINANCE CORPORATION SERIES MTN+/-++                             5.13         10/25/2006             177,200
        883,495  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED                       4.91         06/26/2006             880,412
         13,477  THAMES ASSET GLOBAL SECURITIZATION INCORPORATED++                     4.93         06/06/2006              13,467
        123,581  THUNDER BAY FUNDING INCORPORATED++                                    5.13         07/07/2006             122,958
         17,111  TICONDEROGA FUNDING LLC                                               5.07         06/01/2006              17,111
      1,696,963  TIERRA ALTA FUNDING I LIMITED                                         5.04         06/15/2006           1,693,653
      1,414,135  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.26         07/11/2006           1,414,135
        271,783  TRAVELERS INSURANCE COMPANY+/-                                        5.15         02/09/2007             271,777
        707,068  UNICREDITO ITALIANO NEW YORK SERIES+/-                                4.92         06/30/2006             706,855
        353,534  UNICREDITO ITALIANO SERIES LIB+/-++                                   5.09         03/09/2007             353,555
        353,534  VERSAILLES CDS LLC                                                    5.02         06/26/2006             352,300
        216,363  VERSAILLES CDS LLC                                                    5.05         06/27/2006             215,577
         29,697  VERSAILLES CDS LLC++                                                  5.05         06/28/2006              29,585
        353,534  VERSAILLES CDS LLC                                                    5.07         06/21/2006             352,551
        172,213  WHISTLEJACKET CAPITAL LIMITED                                         5.03         06/26/2006             171,612
         16,899  WHITE PINE FINANCE LLC                                                5.14         08/04/2006              16,746
        367,675  WHITE PINE FINANCE LLC SERIES MTN1+/-++                               5.07         06/12/2006             367,679
          9,956  YORKTOWN CAPITAL LLC                                                  5.16         07/06/2006               9,907

                                                                                                                        50,651,409
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $50,651,409)                                                              50,651,409
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $266,979,825)*                                    119.17%                                                    $   312,344,709

OTHER ASSETS AND LIABILITIES, NET                       (19.17)                                                        (50,248,655)
                                                       -------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $   262,096,054
                                                       -------                                                     ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

NQ NOTES

WELLS FARGO ADVANTAGE OUTLOOK FUNDS (LOAD)

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 89.90%

CALIFORNIA - 88.34%
$   8,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING
               REVENUE LOC) SS.+/-                                                      5.10%        07/01/2008     $    8,000,000
    5,375,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
               (RECREATIONAL FACILITIES REVENUE LOC) SS.+/-                             3.50         11/15/2031          5,375,000
   11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC) SS.+/-          3.47         07/15/2035         11,200,000
    6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
               (HOUSING REVENUE LOC) SS.+/-                                             3.47         09/15/2032          6,965,000
   10,520,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC) SS.+/-             3.47         03/15/2037         10,520,000
   10,130,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
               SERIES A (HOUSING REVENUE LOC) SS.+/-                                    3.42         09/15/2033         10,130,000
    7,675,000  ALHAMBRA CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE
               LOC) SS.+/-                                                              3.51         08/01/2026          7,675,000
    5,300,000  ANAHEIM CA HOUSING AUTHORITY MFHR SEA WIND APARTMENTS PROJECT
               SERIES C COLLATERALIZED BY FNMA (MFHR LOC) SS.+/-                        3.47         07/15/2033          5,300,000
    8,160,000  ANAHEIM CA PFA LEASE REVENUE FSA INSURED (OTHER REVENUE LOC) SS.+/-      3.51         09/01/2024          8,160,000
    6,800,000  AZUSA CA PACIFIC GLEN APARTMENTS PROJECT (MFHR, FNMA
               INSURED) SS.+/-                                                          3.43         07/15/2015          6,800,000
   14,500,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
               PROJECT SERIES A (IDR LOC) SS.+/-                                        3.23         12/01/2028         14,500,000
    3,640,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART
               CENTER DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
               (EDUCATIONAL FACILITIES REVENUE LOC) SS.+/-                              3.41         12/01/2032          3,640,000
    2,520,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
               SERIES 113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL
               FACILITIES REVENUE LOC) SS.+/-                                           3.46         12/01/2027          2,520,000
    7,990,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
               CLARA UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL
               FACILITIES REVENUE LOC) SS.+/-                                           3.41         02/01/2032          7,990,000
   20,700,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
               UNIVERSITY SERIES S4 (COLLEGE & UNIVERSITY REVENUE LOC) SS.+/-           3.38         11/01/2049         20,700,000
   11,450,000  CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC) SS.+/-                      3.51         02/01/2008         11,450,000
   13,600,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES B (HOUSING
               REVENUE LOC) SS.+/-                                                      3.64         08/01/2033         13,600,000
   44,700,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E1 (HOUSING
               REVENUE LOC) SS.+/-                                                      3.25         02/01/2023         44,700,000
    1,050,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
               REVENUE) SS.+/-                                                          3.25         02/01/2035          1,050,000
   30,000,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE) SS.+/-                                                          3.25         02/01/2038         30,000,000
    9,900,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING
               REVENUE LOC) SS.+/-                                                      3.25         02/01/2032          9,900,000
   12,265,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
               (HOUSING REVENUE LOC) SS.+/-                                             3.23         02/01/2034         12,265,000
    4,600,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING
               REVENUE LOC) SS.+/-                                                      3.23         02/01/2017          4,600,000
    5,360,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
               REVENUE LOC) SS.+/-                                                      3.25         08/01/2036          5,360,000
   12,840,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A
               (HFFA REVENUE, WACHOVIA BANK NA LOC) SS.+/-                              3.51         09/01/2025         12,840,000
   10,020,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B
               (HFFA REVENUE, WACHOVIA BANK NA LOC) SS.+/-                              3.51         09/01/2025         10,020,000
   21,305,000  CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED  (HFFA REVENUE
               LOC) SS.+/-                                                              3.50         09/01/2028         21,305,000
      575,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
               SECURITY BANK LOC) SS.+/-                                                3.23         02/01/2022            575,000
    2,025,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
               FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
               (ECONOMIC DEVELOPMENT REVENUE LOC) SS.+/-                                3.26         09/01/2024          2,025,000
    6,150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
               FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
               LOC) SS.+/-                                                              3.47         07/01/2032          6,150,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$   5,045,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
               SOUTHERN CALIFORNIA PUBLIC RADIO PROJECT (OTHER REVENUE,
               ALLIED IRISH BANK PLC LOC) SS.+/-                                        3.54%        09/01/2025     $    5,045,000
    3,000,000  CALIFORNIA PCFA (IDR, BANK ONE CHICAGO NA LOC) SS.+/-                    3.54         11/01/2026          3,000,000
    4,200,000  CALIFORNIA PCFA PACIFIC GAS & ELECTRIC SERIES F (IDR, BANK
               ONE CHICAGO NA LOC) SS.+/-                                               3.54         11/01/2026          4,200,000
    3,400,000  CALIFORNIA PCFA PCR WADHAM ENERGY (POLLUTION CONTROL REVENUE
               LOC) SS.+/-                                                              3.22         11/01/2017          3,400,000
   32,255,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                     4.00         07/06/2006         32,293,591
    4,410,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATE
               PARTICIPATION IMPORTANT FINANCING PROJECT SERIES C (LEASE
               REVENUE LOC) SS.+/-                                                      3.12         07/01/2022          4,410,000
   39,095,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC) SS.+/-        3.16         07/01/2035         39,095,000
   57,550,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC) SS.+/-        3.16         07/01/2033         57,550,000
    7,200,000  CALIFORNIA SERIES K (HFFA REVENUE, BANK OF AMERICA NA LOC) SS.+/-        3.17         07/01/2033          7,200,000
    5,285,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED) SS.+/-             3.51         03/01/2024          5,285,000
    4,410,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
               (PROPERTY TAX REVENUE, CITIBANK NA LOC) SS.+/-                           3.52         12/01/2032          4,410,000
    9,035,000  CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER
               REVENUE, FGIC INSURED) SS.+/-                                            3.50         12/01/2028          9,035,000
    2,560,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B1 (POWER
               REVENUE) SS.+/-                                                          3.51         05/01/2022          2,560,000
    4,400,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
               REVENUE, BNP PARIBAS LOC) SS.+/-                                         3.62         05/01/2022          4,400,000
    7,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15  (POWER
               REVENUE, BANK OF NOVA SCOTIA LOC) SS.+/-                                 3.39         05/01/2022          7,000,000
   15,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C3 AMBAC
               INSURED (ELECTRIC REVENUE LOC) SS.+/-                                    3.43         05/01/2022         15,000,000
   39,340,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
               REVENUE, JP MORGAN LOC) SS.+/-                                           3.46         05/01/2022         39,340,000
   24,200,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
               DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                                 3.43         05/01/2022         24,200,000
    8,925,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C11 (POWER REVENUE,
               KBC BANK NV LOC) SS.+/-                                                  3.36         05/01/2022          8,925,000
   11,610,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
               REVENUE, BANK OF NEW YORK LOC) SS.+/-                                    3.51         05/01/2021         11,610,000
   13,010,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER
               REVENUE, BANK OF AMERICA NA LOC) SS.+/-                                  3.51         05/01/2022         13,010,000
    7,200,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
               REVENUE) SS.+/-                                                          3.43         05/01/2011          7,200,000
   29,000,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
               REVENUE) SS.+/-                                                          3.43         05/01/2018         29,000,000
    9,440,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4 (WATER
               REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.46         05/01/2016          9,440,000
   32,405,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
               REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.35         05/01/2016         32,405,000
    2,670,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
               REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.43         05/01/2017          2,670,000
   20,250,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
               REVENUE) SS.+/-                                                          3.36         05/01/2017         20,250,000
   16,700,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G9 (WATER
               REVENUE) SS.+/-                                                          3.43         05/01/2018         16,700,000
    3,490,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC) SS.+/-            3.50         12/01/2012          3,490,000
    4,200,000  CALIFORNIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
               SERRA MICROCHASSIS PROJECT (IDR, US BANK NA LOC) SS.+/-                  3.59         08/01/2027          4,200,000
   13,900,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
               (ECONOMIC DEVELOPMENT REVENUE LOC) SS.+/-                                3.50         01/01/2012         13,900,000
   11,220,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C10 (SALES TAX
               REVENUE LOC) SS.+/-                                                      3.20         07/01/2023         11,220,000
    8,515,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
               JPMC3 (OTHER REVENUE LOC) SS.+/-                                         3.52         06/01/2013          8,515,000
   15,705,000  CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
               REVENUE, AMBAC INSURED) SS.+/-                                           3.48         12/01/2019         15,705,000
    4,880,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE (COLLEGE &
               UNIVERSITY REVENUE LOC) SS.+/-                                           3.50         11/01/2012          4,880,000
    4,700,000  CALIFORNIA STATE PUTTERS SERIES 142 (GENERAL OBLIGATION -
               STATES, TERRITORIES LOC, FGIC INSURED) SS.+/-   \                        3.50         12/01/2029          4,700,000
    5,540,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
               REVENUE, FGIC INSURED) SS.+/-                                            3.50         07/01/2014          5,540,000


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$   5,900,000  CALIFORNIA STATE SERIES 1320 (COLLEGE & UNIVERSITY REVENUE,
               AMBAC INSURED) SS.+/-                                                    3.50%        11/01/2026     $   5,900,000
    3,840,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
               BANK NV LOC) SS.+/-                                                      3.50         05/01/2040         3,840,000
   50,650,000  CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC) SS.+/-                                                  3.20         05/01/2033        50,650,000
   46,675,000  CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC-B5
               (PROPERTY TAX REVENUE LOC) SS.+/-                                        3.38         05/01/2034        46,675,000
    2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MFHR, FNMA
               INSURED) SS.+/-                                                          3.47         07/01/2027         2,155,000
    6,270,000  CALIFORNIA STATEWIDE CDA AEGIS PLEASANT HILL SERIES H (MFHR) SS.+/-      3.47         07/01/2027         6,270,000
    8,415,000  CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS SERIES
               Y (HOUSING REVENUE, FNMA INSURED) SS.+/-                                 3.48         10/15/2035         8,415,000
    5,580,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
               (MFHR, US BANK NA LOC) SS.+/-                                            3.59         11/01/2031         5,580,000
    5,500,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
               FNMA INSURED (HOUSING REVENUE LOC) SS.+/-                                3.41         11/15/2036         5,500,000
   10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F (MFHR
               LOC) SS.+/-                                                              3.47         06/15/2038        10,000,000
   15,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C SS.+/-                3.50         01/20/2031        15,090,000
    2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
               (HOUSING REVENUE LOC) SS.+/-                                             3.54         12/01/2011         2,900,000
    3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES
               R COLLATERALIZED BY FNMA (MFHR LOC) SS.+/-                               3.47         10/15/2030         3,985,000
    7,060,000  CALIFORNIA STATEWIDE CDA MFHR LORENA TERRACE SERIES DDD
               CITIBANK LOC SS.+/-                                                      3.50         12/01/2036         7,060,000
    8,640,000  CALIFORNIA STATEWIDE CDA OLYMPUS PARK APARTMENTS SERIES Y
               (MFHR, FNMA INSURED) SS.+/-                                              3.47         10/15/2030         8,640,000
   20,000,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES C SS.+/-                         3.14         12/01/2034        20,000,000
   16,065,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
               COLLATERALIZED BY FNMA (MFHR LOC) SS.+/-                                 3.47         10/15/2026        16,065,000
    3,290,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED (TAX
               INCREMENTAL REVENUE LOC) SS.+/-                                          3.50         10/01/2019         3,290,000
    5,100,000  COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
               ASSOCIATION PROJECT CITY NATIONAL BANK LOC (IDR LOC) SS.+/-              3.41         11/01/2015         5,100,000
    5,955,000  COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
               INSURED (PROPERTY TAX REVENUE LOC) SS.+/-                                3.26         09/01/2027         5,955,000
    2,100,000  CONCORD CA MFHR (OTHER REVENUE LOC) SS.+/-                               3.46         12/01/2016         2,100,000
   17,370,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
               (HOUSING REVENUE LOC) SS.+/-                                             3.51         12/01/2015        17,370,000
    8,060,000  CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS
               SERIES I (MFHR, FNMA INSURED) SS.+/-                                     3.47         07/15/2032         8,060,000
    2,000,000  CONTRA COSTA COUNTY CA MFHR (HOUSING REVENUE LOC) SS.+/-                 3.47         10/15/2033         2,000,000
    7,200,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
               SERIES H COLLATERALIZED BY FNMA (MFHR LOC) SS.+/-                        3.42         10/15/2029         7,200,000
    2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
               REMARKETED 09/28/94 (MFHR LOC) SS.+/-                                    3.19         11/15/2022         2,000,000
    4,000,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
               PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
               (LEASE REVENUE LOC) SS.+/-                                               3.50         09/01/2017         4,000,000
    7,200,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (OTHER REVENUE
               LOC) SS.+/-                                                              3.51         10/01/2034         7,200,000
    6,370,000  EAST BAY CA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
               (WATER & WASTEWATER AUTHORITY REVENUE LOC) SS.+/-                        3.51         06/01/2020         6,370,000
    3,500,000  FREMONT CA UNIFIED SCHOOL DISTRICT CERTIFICATE PARTICIPATION
               (OTHER REVENUE, FIRST SECURITY BANK LOC) SS.+/-                          3.44         09/01/2030         3,500,000
   11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
               REVENUE LOC) SS.+/-                                                      3.13         09/01/2025        11,150,000
    4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
               03/17/94 (MFHR LOC) SS.+/-                                               3.52         07/15/2014         4,000,000
    5,100,000  HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A
               US BANK NA LOC (HOUSING REVENUE LOC) SS.+/-                              3.59         08/01/2032         5,100,000
    1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
               FHLMC (MFHR LOC) SS.+/-                                                  3.42         01/01/2025         1,000,000
   13,385,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
               (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC) SS.+/-                  3.48         06/01/2033        13,385,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  17,575,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
               #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC) SS.+/-             3.52%        09/02/2031     $   17,575,000
    5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
               PROJECT SERIES C (HOUSING REVENUE LOC) SS.+/-                            3.42         12/01/2026          5,500,000
    4,720,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED) SS.+/-           3.52         05/15/2017          4,720,000
    7,490,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC) SS.+/-                  3.52         05/15/2020          7,490,000
    2,560,000  LONG BEACH CA HARBOR REVENUE FLOATS PT 2756 (AIRPORT REVENUE
               LOC) SS.+/-                                                              3.52         05/15/2025          2,560,000
    2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE
               LOC) SS.+/-                                                              3.52         05/15/2019          2,800,000
    2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
               FGIC INSURED) SS.+/-                                                     3.50         05/15/2020          2,135,000
    7,150,000  LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED) SS.+/-       3.50         09/01/2030          7,150,000
    3,325,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
               REVENUE LOC) SS.+/-                                                      3.41         04/01/2030          3,325,000
    2,000,000  LOS ANGELES CA DEPARTMENT OF AIRPORTS LA INTERNATIONAL
               AIRPORT SERIES C1 (AIRPORT REVENUE, BANQUE NATIONALE PARIS
               LOC) SS.+/-                                                              3.13         05/15/2020          2,000,000
    9,250,000  LOS ANGELES CA DEPARTMENT WATER & POWER CLASS A (WATER
               REVENUE, AMBAC INSURED) SS.+/-                                           3.50         07/01/2035          9,250,000
    6,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
               RECEIPTS CLASS F SERIES 7 MBIA INSURED (HARBOR DEPARTMENT
               REVENUE LOC) SS.+/-                                                      3.49         11/01/2026          6,995,000
    5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
               AMERICA NT & SA LOC (MFHR LOC) SS.+/-                                    3.41         07/01/2015          5,300,000
   16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
               BANK NA LOC) SS.+/-                                                      3.36         07/01/2035         16,000,000
    8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE) SS.+/-          3.38         07/01/2035          8,875,000
   19,095,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE) SS.+/-      3.36         07/01/2035         19,095,000
    3,105,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
               LOC) SS.+/-                                                              3.50         01/01/2009          3,105,000
    7,650,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE) SS.+/-                       3.38         07/01/2035          7,650,000
   33,980,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
               LOCAL DE FRANCE LOC) SS.+/-                                              3.47         07/01/2035         33,980,000
    7,340,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
               FIRST SECURITY BANK LOC) SS.+/-                                          3.51         01/01/2011          7,340,000
    6,165,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE,
               MBIA INSURED) SS.+/-                                                     3.51         01/01/2010          6,165,000
    4,975,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT MERLOTS SERIES B12
               (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC) SS.+/-                       3.26         01/01/2027          4,975,000
   17,650,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT SERIES A (OTHER REVENUE)          4.25         10/18/2006         17,685,484
    5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
               (WATER REVENUE LOC) SS.+/-                                               3.50         01/01/2009          5,995,000
   12,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
               APARTMENTS-B (HOUSING REVENUE LOC) SS.+/-                                3.24         06/01/2010         12,000,000
   12,030,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               REVENUE (TRANSPORTATION REVENUE LOC, FSA INSURED) SS.+/-                 3.49         07/01/2025         12,030,000
   18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC) SS.+/-                  3.49         07/01/2016         18,670,000
   20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
               REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC) SS.+/-                  3.49         07/01/2021         20,200,000
   31,900,000  LOS ANGELES COUNTY HOUSING AUTHORITY MFHR BONDS (HOUSING
               REVENUE LOC) SS.+/-                                                      3.45         09/01/2030         31,900,000
    6,700,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
               ALLOCATION REVENUE, AMBAC INSURED) SS.+/-                                3.54         01/01/2031          6,700,000
   20,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
               (WATER REVENUE LOC) SS.+/-                                               3.43         07/01/2027         20,000,000
      490,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
               REVENUE SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC) SS.+/-        3.33         06/01/2023            490,000
    9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
               REVENUE SERIES C2 (WATER REVENUE LOC) SS.+/-                             3.40         07/01/2030          9,900,000
   36,860,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
               REVENUE SERIES C3 (WATER REVENUE LOC) SS.+/-                             3.36         07/01/2030         36,860,000
   11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
               SERIES SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED) SS.+/-                 3.50         10/01/2015         11,100,000
    5,995,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE
               REVENUE LOC) SS.+/-                                                      3.46         09/01/2029          5,995,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$   9,500,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT (OTHER
               REVENUE, MBIA INSURED) SS.+/-                                            3.50%        07/01/2017     $    9,500,000
    6,350,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
               SUBORDINATE LIEN SERIES B (POWER REVENUE LOC) SS.+/-                     3.40         07/01/2022          6,350,000
   24,200,000  MT. DIABLO CA UNIFIED SCHOOL DISTRICT (PROPERTY TAX REVENUE)             4.25         10/27/2006         24,321,971
    3,340,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
               SERIES B (POWER REVENUE LOC) SS.+/-                                      3.16         07/01/2033          3,340,000
   16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A
               (HOUSING REVENUE LOC) SS.+/-                                             3.16         07/01/2033         16,000,000
    8,645,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC) SS.+/-                      3.50         06/15/2021          8,645,000
    7,187,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
               SERIES C1 (LEASE REVENUE LOC) SS.+/-                                     3.23         02/01/2025          7,187,000
    5,900,000  ONTARIO CA IDA (INDUSTRIAL DEVELOPMENT REVENUE, BANK OF
               AMERICA NA LOC) SS.+/-                                                   3.51         04/01/2015          5,900,000
   22,905,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
               PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED) SS.+/-                 3.42         12/01/2029         22,905,000
    4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE
               VILLAS PROJECT FNMA LOC (HOUSING REVENUE LOC) SS.+/-                     3.42         11/15/2028          4,000,000
    9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC
               LOC (HOUSING REVENUE LOC)+/-                                             3.42         12/01/2006          9,000,000
    8,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D
               HARBOR POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC) SS.+/-             3.42         12/01/2022          8,449,000
      500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G3
               (HOUSING REVENUE LOC) SS.+/-                                             3.42         11/15/2028            500,000
    8,400,000  ORANGE COUNTY CA IMPROVEMENT ASSESSMENT DISTRICT #88 SERIES 1
               KBC BANK NV LOC (SPECIAL TAX REVENUE LOC) SS.+/-                         3.50         09/02/2018          8,400,000
    2,302,500  ORANGE COUNTY CA SANITATION DISTRICT CERTIFICATE
               PARTICIPATION FLOATERS-SERIES 1032 (SEWER REVENUE LOC) SS.+/-            3.46         02/01/2033          2,302,500
    4,260,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
               REVENUE SERIES 1995D AMBAC INSURED (PROPERTY TAX REVENUE
               LOC) SS.+/-                                                              3.17         11/01/2014          4,260,000
   17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN
               REVENUE SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC) SS.+/-         3.17         11/01/2014         17,000,000
    7,715,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
               LLOYDS TSB BANK PLC LOC) SS.+/-                                          3.14         08/01/2042          7,715,000
   12,680,000  PARAMOUNT CA UNIFIED SCHOOL DISTRICT CERTIFICATE
               PARTICIPATION (LEASE REVENUE, FIRST SECURITY BANK LOC) SS.+/-            3.36         09/01/2031         12,680,000
    9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
               APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED) SS.+/-               3.41         12/15/2033          9,515,000
    7,845,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
               LOC) SS.+/-                                                              3.51         09/01/2024          7,845,000
    5,435,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
               LOC) SS.+/-                                                              3.51         09/01/2026          5,435,000
    5,490,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX
               REVENUE, MBIA INSURED) SS.+/-                                            3.50         02/01/2013          5,490,000
    4,895,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED) SS.+/-                3.52         05/01/2008          4,895,000
    7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
               (TRANSPORTATION REVENUE LOC) SS.+/-                                      3.52         05/01/2010          7,285,000
    5,455,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
               REVENUE LOC, FGIC INSURED) SS.+/-                                        3.49         11/01/2021          5,455,000
    4,255,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
               2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC) SS.+/-                    3.50         06/15/2020          4,255,000
    8,000,000  POWAY CA UNIFIED SCHOOL DISTRICT CERTIFICATE PARTICIPATION
               (LEASE REVENUE LOC) SS.+/-                                               3.36         06/01/2029          8,000,000
    5,320,000  REDLANDS CA UNIFIED SCHOOL DISTRICT PROJECT 1891 (PROPERTY
               TAX REVENUE, FIRST SECURITY BANK LOC) SS.+/-                             3.51         01/01/2011          5,320,000
    8,900,000  REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC) SS.+/-                3.41         10/15/2034          8,900,000
    2,610,000  REDONDO BEACH CA PFA TAX ALLOCATION REVENUE AVIATION HIGH
               REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX
               REVENUE LOC) SS.+/-                                                      3.48         07/01/2030          2,610,000
    5,510,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
               KBC BANK LOC (SPECIAL TAX REVENUE LOC) SS.+/-                            3.16         09/01/2014          5,510,000
    4,000,000  RIVERSIDE COUNTY CA IDA IDR CRYOGENIC PROJECT ISSUE B (IDR
               LOC) SS.+/-                                                              3.45         07/05/2014          4,000,000
    2,800,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX
               REVENUE, AMBAC INSURED) SS.+/-                                           3.46         06/15/2021          2,800,000
   17,750,000  SACRAMENTO CA METROPOLITAN FIRE DISTRICT (OTHER REVENUE)                 3.75         06/28/2006         17,765,102

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL
INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE         VALUE
CALIFORNIA (continued)
$  16,575,000  SACRAMENTO CA UNIFIED SCHOOL DISTRICT CERTIFICATE
               PARTICIPATION FSA INSURED (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC) SS.+/-                                                    3.47%        03/01/2031     $   16,575,000
    7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
               SERIES I (HOUSING REVENUE LOC )SS.+/-                                    3.47         05/15/2034          7,000,000
    6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
               SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC )SS.+/-             3.47         05/15/2029          6,300,000
    6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
               APARTMENTS SERIES A (HOUSING REVENUE LOC) SS.+/-                         3.47         02/15/2033          6,000,000
   76,075,000  SACRAMENTO COUNTY CA SERIES A                                            4.00         07/10/2006         76,181,564
    6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
               SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC) SS.+/-             3.42         05/15/2029          6,115,000
    5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES
               A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC) SS.+/-                    3.42         05/15/2029          5,600,000
    6,295,000  SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850
               (PROPERTY TAX REVENUE, MBIA INSURED) SS.+/-                              3.51         02/01/2011          6,295,000
    3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED
               BY FNMA (HOUSING REVENUE LOC)+/-                                         5.10         06/01/2006          3,395,000
   37,245,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP SERIES
               A (TAX REVENUE LOC)                                                      4.00         07/14/2006         37,305,672
   21,515,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP SERIES
               B (TAX REVENUE LOC)                                                      4.00         07/14/2006         21,549,558
   14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA (HOUSING REVENUE LOC) SS.+/-                      3.47         01/15/2033         14,825,000
    4,860,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
               APARTMENTS SERIES B (HOUSING REVENUE LOC) SS.+/-                         3.47         01/15/2035          4,860,000
   30,820,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
               (LEASE REVENUE, AMBAC INSURED) SS.+/-                                    3.52         02/15/2026         30,820,000
    7,415,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
               (LEASE REVENUE, AMBAC INSURED) SS.+/-                                    3.52         02/15/2026          7,415,000
   39,110,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
               (LEASE REVENUE, AMBAC INSURED) SS.+/-                                    3.52         02/15/2026         39,110,000
   19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER
               REVENUE SERIES SG 130 (WATER & SEWER REVENUE LOC) SS.+/-                 3.50         05/15/2029         19,130,000
    6,215,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES 758 (EDUCATIONAL
               FACILITIES REVENUE LOC) SS.+/-                                           3.46         07/01/2027          6,215,000
   11,580,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES PA 804
               (EDUCATIONAL FACILITIES REVENUE LOC) SS.+/-                              3.51         07/01/2022         11,580,000
    3,957,500  SAN DIEGO COUNTY CA WATER AUTHORITY CERTIFICATE PARTICIPATION
               SERIES I (WATER REVENUE, MBIA INSURED) SS.+/-                            3.49         11/01/2010          3,957,500
   10,670,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION
               FOR CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER &
               SEWER REVENUE LOC) SS.+/-                                                3.26         10/01/2022         10,670,000
    1,500,000  SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
               (HOUSING REVENUE, CITIBANK NA LOC) SS.+/-                                3.22         12/01/2033          1,500,000
    8,400,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATIONSS.+/-                    3.23         08/01/2035          8,400,000
    2,585,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION  (TAX
               INCREMENTAL REVENUE LOC) SS.+/-                                          3.50         08/01/2011          2,585,000
    1,285,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 149
               (TAX INCREMENTAL REVENUE, MBIA INSURED) SS.+/-                           3.50         08/01/2027          1,285,000
    6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
               SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC) SS.+/-                 3.46         08/01/2027          6,857,500
    2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
               PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC) SS.+/            3.41         10/01/2007          2,200,000
    8,750,000  SAN MARCOS CA PFA (TAX INCREMENTAL REVENUE, AMBAC INSURED)SS.+/-         3.50         08/01/2038          8,750,000
    6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC
               INSURED (TAX INCREMENTAL REVENUE LOC) SS.+/-                             3.51         02/01/2011          6,510,000
    6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC
               INSURED (TAX INCREMENTAL REVENUE LOC) SS.+/-                             3.51         08/01/2011          6,510,000
    5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS
               PROJECT SERIES A COLLATERALIZED BY FNMA (MFHR LOC) SS.+/-                3.42         12/15/2025          5,900,000
   11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT
               SERIES E (MFHR LOC, FGIC INSURED) SS.+/-                                 3.52         11/15/2017         11,400,000
    6,785,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
               REVENUE, MBIA INSURED) SS.+/-                                            3.51         08/01/2025          6,785,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                      INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA (continued)
$   6,160,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
               REVENUE, FGIC INSURED) SS.+/-                                            3.42%        08/01/2021   $      6,160,000
   10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)SS.+/-       3.42         06/01/2010         10,000,000
    6,150,000  SIMI VALLEY CA MFHR SERIES A (MFHR LOC) SS.+/-                           3.42         07/01/2023          6,150,000
   12,450,000  SONOMA COUNTY CA (OTHER REVENUE)                                         4.25         10/16/2006         12,511,291
   12,345,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
               FGIC INSURED) SS.+/-                                                     3.46         11/01/2035         12,345,000
    5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT
               REVENUE SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC) SS.+/-               3.51         07/01/2011          5,315,000
   11,900,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION
               PROJECT REVENUE (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC) SS.+/-      3.14         07/01/2019         11,900,000
    6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
               MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC) SS.+/                  3.46         09/01/2022          6,100,000
    3,865,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
               REVENUE LOC) SS.+/-                                                      3.50         05/15/2033          3,865,000
    7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY
               REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.46         05/15/2035          7,000,000
    7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING
               REVENUE LOC) SS.+/-                                                      3.42         05/15/2029          7,750,000
    2,875,000  VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
               SECURITY BANK LOC) SS.+/-                                                3.50         12/01/2019          2,875,000
    5,495,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
               REVENUE) SS.+/-                                                          3.51         08/01/2025          5,495,000

                                                                                                                     2,317,697,733
                                                                                                                  ----------------

OTHER - 0.65%
   17,000,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES (OTHER
               REVENUE LOC, FGIC INSURED) SS.+/-++                                      3.53         05/07/2008         17,000,000
                                                                                                                  ----------------

PUERTO RICO - 0.91%
   12,585,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, BANK OF NOVA SCOTIA
               LOC)                                                                     4.50         07/28/2006         12,609,580
    4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
               SERIES 86 (SALES TAX REVENUE LOC) SS.+/-                                 3.47         07/01/2015          4,995,000
    6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
               SERIES 416 FSA LOC (LEASE REVENUE LOC) SS.+/-                            3.47         07/01/2021          6,135,000

                                                                                                                        23,739,580
                                                                                                                  ----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,358,437,313)                                                                  2,358,437,313
                                                                                                                  ----------------

COMMERCIAL PAPER - 10.74%
   63,285,000  CALIFORNIA STATEWIDE CDA                                                 3.24         06/07/2006         63,285,000
   25,400,000  GOLDEN GATE BRIDGE                                                       3.44         06/12/2006         25,400,000
    1,000,000  LOS ANGELES METROPOLITAN TRANSPORTATION                                  3.43         06/07/2006          1,000,000
    6,700,000  LOS ANGELES METROPOLITAN TRANSPORTATION                                  3.44         06/12/2006          6,700,000
    2,000,000  LOS ANGELES METROPOLITAN TRANSPORTATION                                  3.56         09/07/2006          2,000,000
    7,500,000  LOS ANGELES METROPOLITAN TRANSPORTATION                                  3.59         09/07/2006          7,500,000
   15,875,000  PORT OF OAKLAND CA                                                       3.45         06/07/2006         15,875,000
   25,830,000  PORT OF OAKLAND CA                                                       3.61         07/31/2006         25,830,000
   19,544,000  RIVERSIDE COUNTY TEETER FINANCE                                          3.58         08/03/2006         19,544,000
   10,430,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                     3.24         06/07/2006         10,430,000
    9,325,000  SAN JOSE CA FINANCING AUTHORITY                                          3.61         07/31/2006          9,325,000
    8,200,000  UNIVERSITY OF CALIFORNIA                                                 3.47         06/06/2006          8,200,000
    6,090,000  UNIVERSITY OF CALIFORNIA                                                 3.40         06/07/2006          6,090,000
    6,000,000  UNIVERSITY OF CALIFORNIA                                                 3.50         06/16/2006          6,000,000
   20,355,000  UNIVERSITY OF CALIFORNIA                                                 3.53         08/03/2006         20,355,000
   22,820,000  UNIVERSITY OF CALIFORNIA                                                 3.56         08/16/2006         22,820,000
   13,400,000  UNIVERSITY OF CALIFORNIA                                                 3.56         08/17/2006         13,400,000
   18,045,000  UNIVERSITY OF CALIFORNIA                                                 3.57         09/07/2006         18,045,000

TOTAL COMMERCIAL PAPER (COST $281,799,000)                                                                             281,799,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,640,236,313)*                                   100.64%                                                  $  2,640,236,313

OTHER ASSETS AND LIABILITIES, NET                         (0.64)                                                       (16,687,492)
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $  2,623,548,821
                                                        -------                                                   ----------------


SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
ASSET BACKED SECURITIES - 1.05%
$    36,000,000  CAPITAL ONE AUTO FINANCE TRUST                                       5.12%        05/15/2007     $     36,000,000
     10,560,706  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22         11/15/2006           10,560,706
      4,720,979  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17         11/09/2006            4,720,979
     90,000,000  WIND MASTER TRUST NOTES+++/-                                         4.96         08/25/2006           90,000,000

TOTAL ASSET BACKED SECURITIES (COST $141,281,685)                                                                      141,281,685
                                                                                                                  ----------------

CERTIFICATES OF DEPOSIT - 5.33%
    235,000,000  BARCLAYS BANK PLC+/-                                                 4.14         09/20/2006          235,000,000
    100,000,000  BNP PARIBAS LONDON+/-                                                4.92         11/07/2006          100,000,000
    133,500,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                       4.18         09/22/2006          133,500,000
    100,000,000  DEXIA CREDIT LOCAL DE FRANCE+/-                                      4.98         07/13/2006          100,000,576
    150,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                           4.41         10/04/2006          150,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $718,500,576)                                                                      718,500,576
                                                                                                                  ----------------

COMMERCIAL PAPER - 29.93%
     77,854,000  AQUINAS FUNDING LLC++^                                               5.00         10/04/2006           76,502,368
     10,000,000  ASPEN FUNDING CORPORATION++^                                         5.06         07/18/2006            9,933,939
     50,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                 4.91         07/06/2006           49,761,319
     25,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                 4.94         07/10/2006           24,866,208
     80,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                 5.07         01/23/2007           80,000,000
     18,550,000  BUCKINGHAM CDO LLC++^                                                4.93         07/05/2006           18,463,629
     10,167,000  CANCARA ASSET SECURITIZATION LIMITED++^                              4.75         06/01/2006           10,167,000
     25,321,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     5.11         08/16/2006           25,047,843
     50,655,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     5.14         08/28/2006           50,018,548
     98,000,000  CHARTA LLC++^                                                        5.11         07/19/2006           97,332,947
     42,000,000  CHARTA LLC++^                                                        5.10         08/02/2006           41,631,100
    135,775,000  CHARTA LLC++^                                                        5.10         08/03/2006          134,563,208
     75,000,000  CHEYNE FINANCE LLC++^                                                5.15         09/28/2006           73,723,229
     85,000,000  CIESCO LLC++^                                                        5.11         08/01/2006           84,264,018
     50,639,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                 4.75         06/05/2006           50,612,274
     20,000,000  CULLINAN FINANCE CORPORATION++^                                      4.94         07/06/2006           19,903,944
    152,668,000  CULLINAN FINANCE CORPORATION++^                                      5.13         08/23/2006          150,864,079
     72,108,000  DEER VALLEY FUNDING LLC++^                                           5.09         07/17/2006           71,639,018
     85,000,000  EUREKA SECURITIZATION++^                                             5.11         08/01/2006           84,264,018
     36,000,000  FIVE FINANCE INCORPORATED++^                                         4.91         07/05/2006           35,833,060
     50,000,000  FIVE FINANCE INCORPORATED++^                                         5.10         08/21/2006           49,426,250
     75,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING++^                                4.89         06/12/2006           74,887,937
     70,000,000  GEMINI SECURITIZATION LLC++^                                         4.74         06/02/2006           69,990,783
    100,000,000  GEMINI SECURITIZATION LLC++^                                         5.08         08/16/2006           98,927,555
    100,000,000  GOVCO INCORPORATED++^                                                4.56         06/21/2006           99,746,667
    145,000,000  GOVCO INCORPORATED++^                                                5.11         08/21/2006          143,332,862
     50,000,000  GOVCO INCORPORATED++^                                                5.11         08/22/2006           49,418,028
    360,000,000  GRAMPIAN FUNDING LLC++^                                              4.98         09/29/2006          354,024,000
     86,500,000  HARRIER FINANCE FUNDING LLC++^                                       4.75         06/02/2006           86,488,587
    103,700,000  HARRIER FINANCE FUNDING LLC++^                                       4.93         07/05/2006          103,217,161
     27,342,000  KLIO III FUNDING CORPORATION++^                                      5.00         07/18/2006           27,163,517
    291,992,000  LEXINGTON PARKER CAPITAL CORPORATION++^                              5.04         06/07/2006          291,746,727
     75,000,000  LIQUID FUNDING LIMITED++^                                            4.80         08/01/2006           74,390,000
    175,000,000  MORGAN STANLEY+/-                                                    5.12         07/11/2006          175,000,000
     75,000,000  NEWPORT FUNDING CORPORATION++^                                       4.74         06/02/2006           74,990,125
     65,000,000  NEWPORT FUNDING CORPORATION++^                                       5.06         07/18/2006           64,570,603
     50,000,000  NEWPORT FUNDING CORPORATION++^                                       5.08         07/24/2006           49,626,056
     30,252,000  NORTH SEA FUNDING LLC++^                                             5.09         08/15/2006           29,931,203
     90,000,000  PERRY GLOBAL FUNDING LLC++^                                          4.73         06/01/2006           90,000,000
    144,000,000  PICAROS FUNDING LLC++^                                               4.90         06/12/2006          143,784,400
    118,872,000  REGENCY MARKETS NUMBER 1 LLC++^                                      5.08         08/15/2006          117,613,938
     95,000,000  SEDNA FINANCE INCORPORATED+++/-                                      5.05         07/17/2006           94,998,809
     72,335,000  SOLITAIRE FUNDING LLC++^                                             4.91         07/05/2006           71,999,566
    100,000,000  TANGO FINANCE CORPORATION++^                                         4.71         06/26/2006           99,672,917
     18,653,000  THAMES ASSET GLOBAL SECURITIZATION++^                                4.74         06/06/2006           18,640,720
     67,800,000  THAMES ASSET GLOBAL SECURITIZATION++^                                5.09         08/18/2006           67,052,279

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$    31,200,000  TIERRA ALTA FUNDING++^                                               4.94%        07/05/2006     $     31,054,435
     50,000,000  VERSAILLES CDS LLC++^                                                4.94         06/12/2006           49,924,528
    115,663,000  VERSAILLES CDS LLC++^                                                4.94         06/14/2006          115,456,670
      9,610,000  WHITE PINE FINANCE LLC++^                                            4.75         06/01/2006            9,610,000
     18,633,000  WHITE PINE FINANCE LLC++^                                            4.94         07/06/2006           18,543,510

TOTAL COMMERCIAL PAPER (COST $4,034,621,582)                                                                         4,034,621,582
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 0.72%
     96,648,000  SMM TRUST 2006-M+++/-                                                5.15         02/02/2007           96,648,000

TOTAL CORPORATE BONDS & NOTES (COST $96,648,000)                                                                        96,648,000
                                                                                                                  ----------------

EXTENDABLE BONDS - 11.88%
     70,000,000  3M COMPANY++                                                         5.65         12/12/2006           70,309,140
     60,000,000  AMERICAN GENERAL FINANCE+++/-                                        5.11         06/15/2007           60,000,000
    148,000,000  DNB NORSKE BANK ASA+++/-                                             5.08         06/25/2007          148,000,000
    215,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.18         05/09/2007          215,011,633
    300,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                         5.16         05/09/2007          300,000,000
    103,000,000  IRISH LIFE & PERMANENT+++/-                                          5.08         06/22/2007          103,000,208
     22,000,000  ISLANDS BANK+++/-                                                    5.13         04/22/2007           21,998,647
     66,000,000  KAUPTHING BANK+++/-                                                  5.14         03/20/2007           66,000,000
     70,000,000  MERCK & COMPANY INCORPORATED+++/-                                    4.52         02/22/2007           69,737,279
     67,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.28         06/11/2007           67,000,000
     80,000,000  MORGAN STANLEY+/-                                                    5.15         05/03/2007           80,000,000
     13,000,000  NORDEA BANK AB+++/-                                                  5.06         06/08/2007           13,000,000
    134,000,000  NORDEA BANK AB+++/-                                                  5.06         06/11/2007          134,000,000
    100,000,000  NORTHERN ROCK PLC+++/-                                               4.94         04/09/2007          100,000,000
    130,000,000  NORTHERN ROCK PLC+++/-                                               5.08         05/03/2007          130,000,000
     24,000,000  PREMIUM ASSET TRUST+++/-                                             5.09         03/15/2007           24,000,000

TOTAL EXTENDABLE BONDS (COST $1,602,056,907)                                                                         1,602,056,907
                                                                                                                  ----------------

MEDIUM TERM NOTES - 12.70%
     27,000,000  AMERICAN HONDA FINANCE+++/-                                          5.12         05/11/2007           26,997,448
     55,000,000  ASIF GLOBAL FINANCING+++/-                                           5.17         05/03/2007           55,031,327
    182,800,000  BANK OF AMERICA SECURITIESSS.+/-                                     5.13         09/09/2034          182,800,000
     90,000,000  BARCLAYS BANK PLC NEW YORK+/-                                        4.97         06/01/2006           90,000,000
     42,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.23         08/28/2006           42,000,000
    127,500,000  BEAR STEARNS COMPANIES INCORPORATEDSS.+/-                            5.18         09/09/2099          127,500,000
    130,000,000  BMW US CAPITAL LLC+/-                                                4.15         06/07/2006          130,007,072
     35,000,000  CHEYNE FINANCE LLC+++/-                                              5.15         05/21/2007           34,994,152
     36,500,000  CHEYNE FINANCE LLC+++/-                                              5.17         05/24/2007           36,492,974
     71,000,000  CULLINAN FINANCE CORPORATION+++/-                                    5.13         05/21/2007           70,993,152
     25,000,000  DORADA FINANCE INCORPORATED SERIES MTN++                             3.77         06/01/2006           25,000,000
     10,000,000  FIORE CAPITAL LLCSS.+/-                                              5.08         08/01/2045           10,000,000
     95,000,000  HARRIER FINANCE FUNDING LLC+++/-                                     5.13         05/15/2007           94,985,988
     16,700,000  JOHN HANCOCK GLOBAL FUNDING+++/-                                     5.27         02/24/2007           16,712,607
     65,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                             5.04         07/10/2006           65,000,000
     19,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+++/-                             5.06         03/15/2007           19,023,396
     84,000,000  LIQUID FUNDING LIMITED+++/-                                          5.08         09/29/2006           84,000,000
    100,000,000  LIQUID FUNDING LIMITED+++/-                                          5.09         01/16/2007          100,000,000
     29,000,000  MERRILL LYNCH & COMPANY+/-                                           5.37         02/28/2007           29,034,948
     80,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                     5.10         04/07/2007           80,000,000
    100,000,000  ROYAL BANK OF CANADA+/-                                              5.11         06/08/2007          100,000,000
     75,000,000  SEDNA FINANCE INCORPORATED++                                         5.00         02/12/2007           75,000,000
     42,000,000  SEDNA FINANCE INCORPORATED+++/-                                      5.13         05/21/2007           41,995,434
     36,000,000  SEDNA FINANCE INCORPORATED+++/-                                      5.18         05/30/2007           35,996,252
     68,000,000  TANGO FINANCE CORPORATION+++/-                                       5.17         05/24/2007           67,993,349
     40,000,000  USAA CAPITAL CORPORATION++                                           5.59         12/20/2006           40,168,315

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
MEDIUM TERM NOTES (CONTINUED)
$    30,000,000  WHISTLEJACKET CAPITAL LIMITED++                                      5.00%        02/07/2007     $     30,000,000

TOTAL MEDIUM TERM NOTES (COST $1,711,726,414)                                                                        1,711,726,414
                                                                                                                  ----------------

MUNICIPAL BONDS & NOTES-0.79%
     42,110,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 YALE UNIVERSITY SERIES V2 (COLLEGE & UNIVERSITY REVENUE) SS.+/-      3.45         07/01/2036           42,107,895
      1,045,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96A SS.+/-                   5.08         12/15/2026            1,045,000
        660,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C SS.+/-                   5.08         12/15/2026              660,000
      1,030,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D SS.+/-                   5.08         12/15/2026            1,030,000
      1,170,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E SS.+/-                   5.08         12/15/2026            1,170,000
        555,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G SS.+/-                   5.23         12/15/2026              555,000
      1,380,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I SS.+/-                   5.08         12/15/2026            1,380,000
     23,420,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                 TERRITORIES LOC) SS.+/-                                              5.10         11/01/2028           23,420,000
     17,000,000  NEW YORK NY SUBSERIES A9 (GO - STATES, TERRITORIES LOC)SS.+/-        5.06         11/01/2023           17,000,000
     19,000,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                 (OTHER REVENUE LOC) SS.+/-                                           5.06         06/15/2034           19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $107,367,895)                                                                      107,367,895
                                                                                                                  ----------------

PROMISSORY NOTES - 4.34%
    405,300,000  CITIGROUP GLOBALSS.+/-                                               5.13         09/09/2099          405,300,000
    180,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-                                5.16         01/26/2007          180,000,000

TOTAL PROMISSORY NOTES (COST $585,300,000)                                                                             585,300,000
                                                                                                                  ----------------

TIME DEPOSITS - 18.62%
     69,000,000  ALLIED IRISH BANKS PLC                                               5.03         06/06/2006           69,000,000
    348,000,000  CALYON                                                               5.08         06/01/2006          348,000,000
     86,000,000  DEUTSCHE BANK CAYMAN                                                 5.02         06/02/2006           86,000,000
    276,000,000  DEXIA BANK SA BRUSSELS                                               5.02         06/02/2006          276,000,000
    348,000,000  FORTIS BANK NV-SA                                                    5.08         06/01/2006          348,000,000
    348,000,000  ING BANK NV AMSTERDAM                                                5.08         06/01/2006          348,000,000
    346,000,000  NATEXIS BANQUES POPULAIR                                             5.02         06/06/2006          346,000,000
     40,000,000  NATIONAL CITY BANK                                                   5.03         06/01/2006           40,000,000
    329,000,000  RABOBANK LONDON                                                      5.01         06/01/2006          329,000,000
    210,000,000  SOCIETE GENERALE CANADA                                              5.09         06/01/2006          210,000,000
    111,000,000  SOCIETE GENERALE CAYMAN                                              5.03         06/07/2006          111,000,000

TOTAL TIME DEPOSITS (COST $2,511,000,000)                                                                            2,511,000,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 15.83%
    902,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $902,126,280)                             5.04         06/01/2006          902,000,000
    348,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $348,048,720)                  5.04         06/01/2006          348,000,000
     25,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $25,003,507)                   5.05         06/01/2006           25,000,000
     88,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $88,012,418)                   5.08         06/01/2006           88,000,000
    215,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $215,030,279)            5.07         06/01/2006          215,000,000
    204,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $204,028,730)                  5.07         06/01/2006          204,000,000
      3,506,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $3,506,491)                    5.04         06/01/2006            3,506,000
    348,000,000  UBS SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $348,048,720)                             5.04         06/01/2006          348,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,133,506,000)                                                                    2,133,506,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $13,642,009,059)*                                 101.19%                                                   $ 13,642,009,059

OTHER ASSETS AND LIABILITIES, NET                        (1.19)                                                       (160,629,277)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $ 13,481,379,782
                                                       -------                                                    ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
AGENCY NOTES - DISCOUNT - 18.36%

FEDERAL HOME LOAN BANK - 0.95%
$    120,000,000  FHLB^                                                               4.65%        06/07/2006     $    119,907,000

FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.59%
     110,000,000  FHLMC^                                                              4.74         06/20/2006          109,724,817
     100,000,000  FHLMC^                                                              4.85         07/18/2006           99,366,805
      75,000,000  FHLMC^                                                              4.86         07/19/2006           74,514,000
     100,000,000  FHLMC^                                                              4.86         07/21/2006           99,325,000
     100,000,000  FHLMC^                                                              4.88         07/25/2006           99,268,000
      25,000,000  FHLMC^                                                              4.89         07/25/2006           24,816,625
     100,000,000  FHLMC^                                                              4.93         08/01/2006           99,165,486
     100,000,000  FHLMC^                                                              4.67         08/08/2006           99,117,889
     100,000,000  FHLMC^                                                              4.70         08/22/2006           98,930,583
     121,853,000  FHLMC^                                                              4.82         09/19/2006          120,058,376
     100,000,000  FHLMC^                                                              4.89         10/03/2006           98,315,667
     100,000,000  FHLMC^                                                              4.93         10/10/2006           98,206,028
      50,000,000  FHLMC^                                                              5.01         10/10/2006           49,088,458
      50,000,000  FHLMC^                                                              5.00         11/07/2006           48,895,612
     120,000,000  FHLMC^                                                              5.04         11/21/2006          117,093,600

                                                                                                                     1,335,886,946
                                                                                                                  ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.82%
      42,500,000  FNMA^                                                               4.69         06/01/2006           42,500,000
     110,000,000  FNMA^                                                               4.81         06/21/2006          109,710,028
      60,000,000  FNMA^                                                               4.46         06/28/2006           59,799,525
     100,000,000  FNMA^                                                               4.88         07/05/2006           99,539,111
      30,000,000  FNMA^                                                               5.03         07/10/2006           29,836,525
      50,000,000  FNMA^                                                               4.67         07/12/2006           49,734,354
      30,000,000  FNMA^                                                               4.95         07/24/2006           29,781,596
      42,800,000  FNMA^                                                               4.95         08/01/2006           42,441,015
      50,000,000  FNMA^                                                               4.65         08/09/2006           49,554,375
      32,250,000  FNMA^                                                               4.67         08/09/2006           31,961,336
     103,205,000  FNMA^                                                               4.68         08/16/2006          102,185,335
      60,275,000  FNMA^                                                               5.04         08/23/2006           59,574,604
     100,000,000  FNMA^                                                               4.72         08/30/2006           98,820,000
      54,738,000  FNMA^                                                               4.87         09/20/2006           53,916,063

                                                                                                                       859,353,867
                                                                                                                  ----------------

TOTAL AGENCY NOTES - DISCOUNT (COST $2,315,147,813)                                                                  2,315,147,813
                                                                                                                  ----------------

AGENCY NOTES - INTEREST BEARING - 26.33%

FEDERAL FARM CREDIT BANK - 4.70%
      50,000,000  FFCB+/-                                                             4.95         06/02/2006           49,999,966
     100,000,000  FFCB+/-                                                             5.02         07/19/2006           99,998,692
      50,000,000  FFCB+/-                                                             5.01         08/09/2006           49,997,186
      25,000,000  FFCB+/-                                                             5.02         08/18/2006           24,998,942
     100,000,000  FFCB+/-                                                             5.04         08/28/2006          100,004,775
      15,000,000  FFCB+/-                                                             5.02         03/20/2007           14,999,284
      41,500,000  FFCB+/-                                                             4.93         03/22/2007           41,486,401
      61,250,000  FFCB+/-                                                             5.02         05/15/2007           61,262,221
     100,000,000  FFCB+/-                                                             4.93         06/01/2007           99,970,548
      50,000,000  FFCB+/-                                                             5.03         07/27/2007           50,014,857

                                                                                                                       592,732,872
                                                                                                                  ----------------

FEDERAL HOME LOAN BANK - 10.18%
     100,000,000  FHLB+/-                                                             4.70         06/01/2006          100,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE          VALUE
FEDERAL HOME LOAN BANK (CONTINUED)
$    300,000,000  FHLB+/-                                                             4.77%        06/13/2006     $    299,993,762
      38,850,000  FHLB                                                                1.75         06/23/2006           38,797,422
      19,850,000  FHLB                                                                3.25         07/21/2006           19,802,770
     135,000,000  FHLB+/-                                                             5.04         08/02/2006          134,992,131
     100,000,000  FHLB                                                                4.00         08/18/2006          100,000,000
     125,000,000  FHLB+/-                                                             4.97         08/21/2006          124,993,037
     135,025,000  FHLB                                                                2.88         09/15/2006          134,225,125
      25,500,000  FHLB                                                                2.70         09/29/2006           25,350,269
     114,870,000  FHLB                                                                2.63         10/16/2006          113,809,712
     162,000,000  FHLB+/-                                                             4.77         12/13/2006          161,965,854
      30,000,000  FHLB                                                                3.75         01/16/2007           29,813,259

                                                                                                                     1,283,743,341
                                                                                                                  ----------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 3.72%
     137,492,000  FHLMC                                                               2.75         08/15/2006          137,045,245
      22,990,000  FHLMC                                                               2.88         12/15/2006           22,747,093
     110,000,000  FHLMC+/-                                                            4.80         06/22/2007          109,960,311
      50,000,000  FHLMC+/-                                                            4.78         09/17/2007           49,962,358
     150,000,000  FHLMC+/-                                                            4.94         09/27/2007          149,899,970

                                                                                                                       469,614,977
                                                                                                                  ----------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 7.73%
     120,504,000  FNMA                                                                2.50         06/15/2006          120,408,558
      12,000,000  FNMA                                                                1.75         06/16/2006           11,988,913
      10,300,000  FNMA+/-                                                             3.00         07/12/2006           10,276,723
      50,000,000  FNMA                                                                3.25         07/12/2006           49,924,203
      10,000,000  FNMA                                                                2.70         07/27/2006            9,970,400
     110,727,000  FNMA                                                                3.25         07/31/2006          110,442,833
     125,000,000  FNMA                                                                2.75         08/11/2006          124,442,618
     110,000,000  FNMA+/-                                                             4.95         09/07/2006          109,998,120
     125,000,000  FNMA                                                                2.81         09/28/2006          124,047,790
      46,937,000  FNMA                                                                3.05         10/13/2006           46,632,791
      59,142,000  FNMA                                                                4.00         10/16/2006           58,943,940
     118,569,000  FNMA                                                                2.63         11/15/2006          117,289,668
      23,700,000  FNMA                                                                3.00         11/22/2006           23,495,646
      39,000,000  FNMA                                                                3.38         12/15/2006           38,690,218
      19,000,000  FNMA+/-                                                             4.81         12/22/2006           18,995,840

                                                                                                                       975,548,261
                                                                                                                  ----------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,321,639,451)                                                          3,321,639,451
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 55.55%
   2,300,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $2,300,322,000)                          5.04         06/01/2006        2,300,000,000
     100,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,013,972)                 5.03         06/01/2006          100,000,000
   2,000,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,000,280,000)               5.04         06/01/2006        2,000,000,000
     425,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $425,059,618)                 5.05         06/01/2006          425,000,000
   2,000,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $2,000,280,000)               5.04         06/01/2006        2,000,000,000
      82,088,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $82,099,492)                  5.04         06/01/2006           82,088,000
     100,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $100,013,972)                 5.03         06/01/2006          100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $7,007,088,000)                                                                    7,007,088,000
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,643,875,264)*                                  100.24%                                                  $ 12,643,875,264

OTHER ASSETS AND LIABILITIES, NET                         (0.24)                                                       (30,755,347)
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $ 12,613,119,917
                                                        -------                                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 91.76%

MINNESOTA - 91.76%
$     1,225,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                 INSURED) SS.+/-                                                         3.47%       01/01/2035     $      1,225,000
      1,105,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                 FACILITIES REVENUE, BANK OF NEW YORK LOC) SS.+/-                        3.58        11/01/2035            1,105,000
      3,620,000  CHAMPLIN MN (HOUSING REVENUE, MERRILL LYNCH CAPITAL SERVICES
                 LOC) SS.+/-                                                             3.60        09/01/2042            3,620,000
      3,750,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                 NATIONAL BANK NA LOC) SS.+/-                                            3.47        06/01/2020            3,750,000
        585,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                 NATIONAL BANK NA LOC) SS.+/-                                            3.47        06/01/2013              585,000
      1,350,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                 (PROPERTY TAX REVENUE) SS.+/-                                           3.51        10/01/2019            1,350,000
      1,720,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED) SS.+/-                  3.25        12/01/2029            1,720,000
        865,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                 PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC) SS.+/-                     3.52        04/15/2035              865,000
      1,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT #270 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                        3.75        08/07/2006            1,502,388
        115,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                 NATIONAL BANK NA LOC) SS.+/-                                            3.63        05/01/2027              115,000
      1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT (HOUSING REVENUE
                 LOC) SS.+/-                                                             3.47        03/01/2029            1,620,000
      1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 (AIRPORT REVENUE, FGIC INSURED) SS.+/-                                  3.55        01/01/2013            1,000,000
      3,570,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                 NA LOC) SS.+/-                                                          3.52        10/01/2032            3,570,000
      2,500,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                 SERIES A (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED) SS.+/-          3.21        11/15/2032            2,500,000
      7,715,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                 SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED) SS.+/-          3.20        11/15/2029            7,715,000
      1,895,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                 SERIES B (HEALTHCARE FACILITIES REVENUE LOC) SS.+/-                     3.21        11/15/2026            1,895,000
      2,840,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT (OTHER
                 REVENUE, BREMER BANK LOC) SS.+/-                                        3.57        05/01/2023            2,840,000
      4,420,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
                 2003-B06 (PCR LOC) SS.+/-                                               3.27        03/01/2021            4,420,000
      1,990,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                 PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                                4.00        09/12/2006            1,995,689
      2,500,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                  5.00        08/01/2006            2,508,806
      4,340,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                 SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK
                 LOC) SS.+/-                                                             3.58        12/01/2034            4,340,000
        550,000  MINNESOTA STATE PROJECT 3211 (COLLEGE & UNIVERSITY REVENUE,
                 MBIA INSURED) SS.+/-                                                    3.51        10/01/2026              550,000
      3,630,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY) SS.+/-                        3.50        01/01/2032            3,630,000
        700,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY) SS.+/-                        3.50        07/01/2033              700,000
      4,605,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                   3.21        10/01/2021            4,605,000
      2,170,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                   3.21        04/01/2027            2,170,000
      3,025,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                 REVENUE, BANK OF NEW YORK LOC) SS.+/-                                   3.47        10/01/2032            3,025,000
      3,100,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                 LOC) SS.+/-                                                             3.68        05/01/2026            3,100,000
      3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT  (MFHR LOC) SS.+/-     3.52        07/15/2032            3,120,000
      1,900,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                 REVENUE   (POWER REVENUE LOC) SS.+/-                                    3.51        01/01/2013            1,900,000
      1,200,000  OAK PARK HEIGHTS MN BOUTWELLS LANDING PROJECT (HOUSING
                 REVENUE, FEDERAL HOME LOAN MORTGAGE CORPORATION) SS.+/-                 3.47        11/01/2035            1,200,000
      1,040,000  PLYMOUTH MN DAILY PRINTING INCORPORATED PROJECT (IDR, US BANK
                 NA LOC) SS.+/-                                                          3.67        10/01/2010            1,040,000
      1,160,000  ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT #750
                 SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT
                 PROGRAM INSURED)                                                        4.00        09/01/2006            1,163,255
      3,760,000  SCA TAX EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC) SS.+/-     3.52        01/01/2030            3,760,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE          VALUE
MINNESOTA (continued)
$       820,000  ST. LOUIS PARK MN CATHOLIC FINANCE CORPORATION (EDUCATIONAL
                 FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                   3.50%       10/01/2025     $        820,000
      2,110,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED) SS.+/-           3.47        10/01/2035            2,110,000
      5,880,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                 FNMA INSURED) SS.+/-                                                    3.52        09/15/2031            5,880,000
        680,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                                3.30        06/01/2015              680,000
        770,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                              3.63        05/01/2022              770,000
        360,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                 REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                              3.58        10/01/2025              360,000
        885,000  ST. PAUL MN HOUSING & RDA HEATING REVENUE SERIES A (WATER
                 REVENUE LOC) SS.+/-                                                     3.25        12/01/2012              885,000
      1,600,000  ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED) SS.+/-      3.47        02/01/2034            1,600,000
      1,000,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                       3.47        12/01/2025            1,000,000
        880,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                       3.25        03/01/2022              880,000
      2,685,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                       3.68        03/01/2022            2,685,000
      3,000,000  ST. PAUL MN PORT AUTHORITY SERIES 2005 4 SERIES I (ELECTRIC
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                       3.52        12/01/2025            3,000,000
        290,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC) SS.+/-                                       3.58        05/01/2025              290,000
        835,000  STEWARTVILLE MN HALCON CORPORATION PROJECT (IDR, US BANK NA
                 LOC) SS.+/-                                                             3.67        03/01/2018              835,000
        500,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                 REVENUE, GENERAL OBLIGATION OF UNIVERSITY) SS.+/-                       3.25        12/01/2036              500,000
      1,200,000  WADENA DEER CREEK MN INDEPENDENT SCHOOL DISTRICT #2155
                 (PROPERTY TAX REVENUE)                                                  4.00        09/29/2006            1,203,822

TOTAL MUNICIPAL BONDS & NOTES (COST $103,703,960)                                                                        103,703,960
                                                                                                                    ----------------

COMMERCIAL PAPER - 7.96%
      4,500,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                    3.57        07/13/2006            4,500,000
      4,500,000  UNIVERSITY OF MINNESOTA SERIES 05-A                                     3.44        07/24/2006            4,500,000

TOTAL COMMERCIAL PAPER (COST $9,000,000)                                                                                   9,000,000
                                                                                                                    ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $112,703,960)*                                     99.72%                                                     $    112,703,960

OTHER ASSETS AND LIABILITIES, NET                         0.28                                                               318,194
                                                       -------                                                      ----------------

TOTAL NET ASSETS                                        100.00%                                                     $    113,022,154
                                                       -------                                                      ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 0.63%
$     55,000,000  FHLB                                                                 4.00%        08/18/2006     $    55,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $55,000,000)                                                                55,000,000
                                                                                                                   ---------------

ASSET BACKED SECURITIES - 0.99%
      23,000,000  CAPITAL ONE AUTO FINANCE TRUST                                       5.12         05/15/2007          23,000,000
       6,600,441  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22         11/15/2006           6,600,441
       3,011,659  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17         11/09/2006           3,011,659
      53,251,000  WIND MASTER TRUST NOTES+++/-                                         4.96         08/25/2006          53,251,000

TOTAL ASSET BACKED SECURITIES (COST $85,863,100)                                                                        85,863,100
                                                                                                                   ---------------

CERTIFICATES OF DEPOSIT - 5.18%
     163,000,000  BARCLAYS BANK PLC+/-                                                 4.14         09/20/2006         163,000,000
      62,750,000  BNP PARIBAS LONDON+/-                                                4.92         11/07/2006          62,750,000
      85,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                       4.18         09/22/2006          85,000,000
      50,000,000  DEXIA CREDIT LOCAL DE FRANCE+/-                                      4.98         07/13/2006          50,000,288
      70,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                           4.41         10/04/2006          70,000,000
      20,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                        4.99         10/04/2006          19,998,453

TOTAL CERTIFICATES OF DEPOSIT (COST $450,748,741)                                                                      450,748,741
                                                                                                                   ---------------

COMMERCIAL PAPER - 28.65%
      86,000,000  AMSTEL FUNDING CORPORATION++^                                        5.12         08/22/2006          84,997,049
       5,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED++^                              4.92         07/10/2006           4,973,377
      50,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                 5.07         01/23/2007          50,000,000
      30,000,000  BUCKINGHAM CDO LLC++^                                                5.05         06/26/2006          29,894,792
      20,000,000  CAIRN HIGH GRADE I LLC++^                                            4.87         06/05/2006          19,989,189
      15,000,000  CAIRN HIGH GRADE I LLC++^                                            4.92         06/15/2006          14,971,300
      50,000,000  CAIRN HIGH GRADE I LLC++^                                            5.08         07/21/2006          49,647,222
      65,000,000  CC USA INCORPORATED++^                                               5.11         08/25/2006          64,215,757
      12,264,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.90         06/06/2006          12,255,654
      30,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.99         07/18/2006          29,804,558
      50,412,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     5.10         08/16/2006          49,869,231
      50,385,000  CHARTA LLC++^                                                        5.11         07/21/2006          50,027,756
      92,000,000  CHARTA LLC++^                                                        5.12         08/24/2006          90,900,907
      25,000,000  CRC FUNDING LLC++^                                                   5.08         07/26/2006          24,805,972
      92,000,000  CRC FUNDING LLC++^                                                   5.09         07/26/2006          91,284,572
      69,804,000  CULLINAN FINANCE CORPORATION++^                                      4.86         06/13/2006          69,690,918
      87,038,000  CULLINAN FINANCE CORPORATION++^                                      4.77         06/29/2006          86,715,089
      25,101,000  CULLINAN FINANCE CORPORATION++^                                      4.94         06/29/2006          25,004,556
      55,000,000  DEER VALLEY FUNDING LLC++^                                           5.09         07/24/2006          54,587,851
      25,000,000  DNB NORSKE BANK ASA++^                                               4.98         06/25/2007          24,564,250
       8,000,000  DORADA FINANCE INCORPORATED++^                                       4.90         06/19/2006           7,980,400
      50,000,000  DORADA FINANCE INCORPORATED++^                                       5.11         08/25/2006          49,396,736
      29,000,000  EUREKA SECURITIZATION INCORPORATED++^                                4.85         06/07/2006          28,976,558
      59,970,000  FCAR OWNER TRUST SERIES I^                                           4.53         06/07/2006          59,924,723
      23,000,000  FIVE FINANCE INCORPORATED++^                                         4.91         07/05/2006          22,893,344
      45,000,000  FIVE FINANCE INCORPORATED++^                                         5.11         08/25/2006          44,457,063
      87,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING++^                                4.92         06/13/2006          86,857,320
      50,000,000  GOVCO INCORPORATED++^                                                4.75         06/05/2006          49,973,611
      22,800,000  GRAMPIAN FUNDING LLC++^                                              5.11         08/24/2006          22,528,148
      78,000,000  IRISH LIFE & PERMANENT++^                                            4.89         06/28/2006          77,713,935
      35,116,000  KLIO II FUNDING CORPORATION++^                                       5.05         06/27/2006          34,987,924
      28,331,000  KLIO III FUNDING CORPORATION++^                                      4.77         06/02/2006          28,327,246
     182,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                              5.04         06/07/2006         181,847,120
      40,000,000  LIBERTY STREET FUNDING COMPANY++^                                    4.89         06/30/2006          39,842,433
      25,000,000  LIQUID FUNDING LIMITED++^                                            4.80         08/01/2006          24,796,667
      45,000,000  LIQUID FUNDING LIMITED+++/-                                          5.07         09/15/2006          45,000,000
     107,000,000  MORGAN STANLEY+/-                                                    5.12         07/11/2006         107,000,000
      75,000,000  NEWPORT FUNDING CORPORATION++^                                       5.11         08/02/2006          74,339,958
      25,000,000  NEWPORT FUNDING CORPORATION++^                                       5.11         08/23/2006          24,705,465

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE          VALUE
COMMERCIAL PAPER (CONTINUED)
$    130,000,000  PICAROS FUNDING LLC++^                                               4.90%         06/12/2006   $     129,805,361
     125,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                  4.89          06/14/2006         124,779,271
      50,000,000  SWISS RE FINANCIAL PRODUCTS++^                                       4.69          06/13/2006          49,921,833
      20,792,000  TIERRA ALTA FUNDING++^                                               4.91          06/14/2006          20,755,135
      65,000,000  VERSAILLES CDS LLC++^                                                4.94          06/19/2006          64,839,450
      35,000,000  VERSAILLES CDS LLC++^                                                4.98          07/17/2006          34,777,283
      26,983,000  WHISTLEJACKET CAPITAL LIMITED++^                                     4.95          06/20/2006          26,912,507
      20,052,000  WHITE PINE FINANCE LLC++^                                            4.95          06/22/2006          19,994,100
      39,282,000  WHITE PINE FINANCE LLC++^                                            4.91          07/25/2006          38,992,688
      43,340,000  WHITE PINE FINANCE LLC++^                                            4.92          07/28/2006          43,002,382

TOTAL COMMERCIAL PAPER (COST $2,493,528,661)                                                                          2,493,528,661
                                                                                                                  -----------------

CORPORATE BONDS & NOTES - 1.18%
      79,000,000  AMERICAN EXPRESS CENTURION+/-                                        5.05          05/22/2007          79,000,000
       5,485,000  CEI CAPITAL LLC SS.+/-                                               5.08          03/01/2033           5,485,000
       2,820,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A SS.+/-                     5.08          09/01/2042           2,820,000
       5,300,000  ETC HOLDINGS LLC SERIES 2003 SS.+/-                                  5.12          04/01/2028           5,300,000
      10,000,000  LP PINEWOOD SPV SS.+/-                                               5.08          02/01/2018          10,000,000

TOTAL CORPORATE BONDS & NOTES (COST $102,605,000)                                                                       102,605,000
                                                                                                                  -----------------

EXTENDABLE BONDS - 10.92%
      45,000,000  3M COMPANY++                                                         5.65          12/12/2006          45,198,733
      30,000,000  AMERICAN GENERAL FINANCE+++/-                                        5.11          06/15/2007          30,000,000
      70,000,000  BANK OF IRELAND+++/-                                                 5.05          06/20/2007          70,000,000
      95,000,000  DNB NORSKE BANK ASA+++/-                                             5.08          06/25/2007          95,000,000
     175,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.18          05/09/2007         175,000,000
     100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                         5.16          05/09/2007         100,000,000
      69,000,000  IRISH LIFE & PERMANENT+++/-                                          5.08          06/22/2007          68,999,762
      42,000,000  KAUPTHING BANK+++/-                                                  5.14          03/20/2007          42,000,000
      44,000,000  MERCK & COMPANY INCORPORATED+++/-                                    4.52          02/22/2007          43,834,862
      33,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                              5.28          06/11/2007          33,000,000
      38,000,000  MORGAN STANLEY+/-                                                    5.15          05/03/2007          38,000,000
      27,000,000  NORDEA BANK AB+++/-                                                  5.06          06/08/2007          27,000,000
      75,000,000  NORDEA BANK AB+++/-                                                  5.06          06/11/2007          75,000,000
      45,000,000  NORTHERN ROCK PLC+++/-                                               4.94          04/09/2007          45,000,000
      50,000,000  NORTHERN ROCK PLC+++/-                                               5.08          05/03/2007          50,000,000
      12,000,000  PREMIUM ASSET TRUST+++/-                                             5.09          03/15/2007          12,000,000

TOTAL EXTENDABLE BONDS (COST $950,033,357)                                                                              950,033,357
                                                                                                                  -----------------

MEDIUM TERM NOTES - 12.40%
      23,900,000  ABBEY NATIONAL TREASURY SERVICES+++/-                                5.16          01/16/2007          23,915,414
       7,000,000  ALLSTATE LIFE GLOBAL FUNDING II+++/-                                 5.06          04/02/2007           7,004,722
      17,000,000  AMERICAN HONDA FINANCE+++/-                                          5.12          05/11/2007          16,998,393
      35,000,000  ASIF GLOBAL FINANCING+++/-                                           5.17          05/03/2007          35,019,935
     119,400,000  BANK OF AMERICA SECURITIES SS.+/-                                    5.13          09/09/2099         119,400,000
      26,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.23          08/28/2006          26,000,000
      83,000,000  BEAR STEARNS COMPANIES INCORPORATED SS.+/-                           5.18          09/09/2099          83,000,000
      70,000,000  BMW US CAPITAL LLC+/-                                                4.15          06/07/2006          70,003,808
     150,000,000  BNP PARIBAS NEW YORK BRANCH SERIES YCD+/-                            5.02          06/19/2006         149,998,343
      22,000,000  CHEYNE FINANCE LLC+++/-                                              5.15          05/21/2007          21,996,324
      23,000,000  CHEYNE FINANCE LLC+++/-                                              5.17          05/24/2007          22,995,573
      46,000,000  CULLINAN FINANCE CORPORATION+++/-                                    5.13          05/21/2007          45,995,563
     105,000,000  HARRIER FINANCE FUNDING LLC+++/-                                     5.13          05/15/2007         104,984,513
      13,000,000  LIBERTY LIGHT US CAPITAL+++/-                                        5.06          03/15/2007          13,016,008
      35,000,000  LIBERTY LIGHTHOUSE US CAPITAL+++/-                                   5.04          07/10/2006          35,000,000
      55,000,000  LIQUID FUNDING LIMITED+++/-                                          5.08          09/29/2006          55,000,000
      35,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     5.10          04/07/2007          35,000,000
     100,000,000  NORTHERN ROCK PLC+++/-                                               5.13          10/20/2006         100,025,875
      45,000,000  SEDNA FINANCE INCORPORATED++                                         5.00          02/12/2007          45,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOU
T THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE    MATURITY DATE           VALUE
MEDIUM TERM NOTES (continued)
$     25,000,000  SEDNA FINANCE INCORPORATED+++/-                                      5.18%         05/30/2007    $     24,997,397
      44,000,000  TANGO FINANCE CORPORATION+++/-                                       5.17          05/24/2007          43,995,696

TOTAL MEDIUM TERM NOTES (COST $1,079,347,564)                                                                         1,079,347,564
                                                                                                                   ----------------

MUNICIPAL BONDS & NOTES - 0.96%
       2,595,000  COLORADO HOUSING & FINANCE AUTHORITY MFHR (HOUSING REVENUE
                  LOC) SS.+/-                                                          5.14          10/01/2032           2,595,000
       9,800,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES B (HOUSING
                  REVENUE) SS.+/-                                                      5.14          11/01/2033           9,800,000
       9,855,000  COLORADO HOUSING & FINANCE AUTHORITY SFMR SERIES C (HOUSING
                  REVENUE) SS.+/-                                                      5.14          11/01/2036           9,855,000
      16,010,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
                  REVENUE YALE UNIVERSITY SERIES Y-3 (COLLEGE & UNIVERSITY
                  REVENUE) SS.+/-                                                      3.45          07/01/2035          16,009,200
       8,990,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  YALE UNIVERSITY SERIES V2 (COLLEGE & UNIVERSITY REVENUE) SS.+/-      3.45          07/01/2036           8,989,550
         135,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96C SS.+/-                   5.08          12/15/2026             135,000
         145,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96D SS.+/-                   5.08          12/15/2026             145,000
         165,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96E SS.+/-                   5.08          12/15/2026             165,000
          65,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96G SS.+/-                   5.23          12/15/2026              65,000
         250,000  KALAMAZOO MI FUNDING COMPANY LLC SERIES 96I SS.+/-                   5.08          12/15/2026             250,000
       5,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MS IDR (IDR LOC) SS.+/      4.81          02/01/2023           5,000,000
      10,730,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                  OBLIGATION - STATES, TERRITORIES LOC) SS.+/-                         5.10          11/01/2028          10,730,000
       2,000,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                  (IDR) SS.+/-                                                         4.81          10/01/2021           2,000,000
       8,000,000  NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES,
                  TERRITORIES LOC) SS.+/-                                              5.06          11/01/2023           8,000,000
       9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR
                  (OTHER REVENUE LOC) SS.+/-                                           5.06          06/15/2034           9,250,000
         995,000  SUSSEX WI IDR ROTATING EQUIPMENT PROJECT SERIES B (IDR LOC) SS.+/-   5.16          11/01/2020             995,000

TOTAL MUNICIPAL BONDS & NOTES (COST $83,983,750)                                                                         83,983,750
                                                                                                                   ----------------

PROMISSORY NOTES - 3.96%
     259,900,000  CITIGROUP GLOBAL SS.+/-                                              5.13          09/09/2099         259,900,000
      85,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-                                5.16          01/26/2007          85,000,000

TOTAL PROMISSORY NOTES (COST $344,900,000)                                                                              344,900,000
                                                                                                                   ----------------

TIME DEPOSITS - 17.93%
      44,000,000  ALLIED IRISH BANKS PLC                                               5.03          06/06/2006          44,000,000
     218,000,000  CALYON                                                               5.08          06/01/2006         218,000,000
      55,000,000  DEUTSCHE BANK CAYMAN                                                 5.02          06/02/2006          55,000,000
     177,000,000  DEXIA BANK SA BRUSSELS                                               5.02          06/02/2006         177,000,000
     218,000,000  FORTIS BANK NV-SA                                                    5.08          06/01/2006         218,000,000
     218,000,000  ING BANK NV AMSTERDAM                                                5.08          06/01/2006         218,000,000
     221,000,000  NATEXIS BANQUES POPULAIR                                             5.02          06/06/2006         221,000,000
     209,000,000  RABOBANK LONDON                                                      5.01          06/01/2006         209,000,000
     131,000,000  SOCIETE GENERALE CANADA                                              5.09          06/01/2006         131,000,000
      69,000,000  SOCIETE GENERALE CAYMAN                                              5.03          06/07/2006          69,000,000

TOTAL TIME DEPOSITS (COST $1,560,000,000)                                                                             1,560,000,000
                                                                                                                   ----------------

REPURCHASE AGREEMENTS - 18.41%
     614,308,334  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $614,394,337)                             5.04          06/01/2006         614,308,334
     318,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $318,044,520)                  5.04          06/01/2006         318,000,000
       5,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $5,000,706)                    5.08          06/01/2006           5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE     MATURITY DATE          VALUE
REPURCHASE AGREEMENTS (continued)
$    150,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $150,021,125)            5.07%         06/01/2006    $    150,000,000
     157,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $157,022,111)                  5.07          06/01/2006         157,000,000
     100,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $100,014,056)                             5.06          06/01/2006         100,000,000
     258,000,000  UBS SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $258,036,120)                             5.04          06/01/2006         258,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,602,308,334)                                                                     1,602,308,334
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,808,318,507)*                                   101.21%                                                   $  8,808,318,507

OTHER ASSETS AND LIABILITIES, NET                         (1.21)                                                       (105,614,172)
                                                        -------                                                    ----------------

TOTAL NET ASSETS                                         100.00%                                                   $  8,702,704,335
                                                        -------                                                    ----------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 93.04%

ALABAMA - 4.69%
$      7,995,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                  AMBAC INSURED) SS.+/-                                                    3.51%       06/01/2025    $     7,995,000
      48,670,000  COLUMBIA AL IDA SERIES A (IDR) SS.+/-                                    3.53        06/01/2022         48,670,000
      19,545,000  COLUMBIA AL IDA SERIES B (PCR) SS.+/-                                    3.53        05/01/2022         19,545,000
       8,700,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (IDR) SS.+/-              3.53        06/01/2028          8,700,000
      35,000,000  HEALTH CARE AUTHORITY FOR BAPTIST HEALTH ALABAMA SERIES A2
                  (OTHER REVENUE, GO OF AUTHORITY) SS.+/-                                  3.22        11/15/2036         35,000,000
      11,715,000  HOMEWOOD AL EDUCATIONAL BUILDING AUTHORITY SAMFORD UNIVERSITY
                  (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED) SS.+/-                     3.51        12/01/2021         11,715,000
      21,105,000  JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                  LOC) SS.+/-                                                              3.50        02/01/2042         21,105,000
       8,900,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                  SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                  REVENUE, REGIONS BANK LOC) SS.+/-                                        3.26        09/01/2024          8,900,000
       5,595,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY SERIES
                  435 (NURSING HOME REVENUE, MBIA INSURED) SS.+/-                          3.50        11/15/2029          5,595,000
       5,800,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                  UNIVERSITY MOBILE PROJECT (LEASE REVENUE, REGIONS BANK LOC) SS.+/-       3.50        03/01/2025          5,800,000

                                                                                                                         173,025,000
                                                                                                                     ---------------

ALASKA - 0.48%
         150,000  ALASKA HOTEL PROPERTY INCORPORATED (IDR) SS.+/-                          3.24        06/01/2006            150,000
       7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057
                  (HOUSING REVENUE, MBIA INSURED) SS.+/-                                   3.51        06/01/2026          7,495,000
      10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA
                  INSURED) SS.+/-                                                          3.50        06/30/2010         10,000,000

                                                                                                                          17,645,000
                                                                                                                     ---------------

ARIZONA - 4.31%
      39,130,000  ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES
                  REVENUE, FGIC INSURED) SS.+/-                                            3.22        01/01/2035         39,130,000
      25,385,000  ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                  FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED) SS.+/-       3.21        07/01/2036         25,385,000
      26,190,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                  INSURED) SS.+/-                                                          3.47        04/15/2030         26,190,000
       5,615,000  PIMA COUNTY AZ IDA (IDR, SOCIETE GENERALE LOC) SS.+/-                    3.48        06/01/2007          5,615,000
      42,745,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                  BANK OF AMERICA NA LOC) SS.+/-                                           3.47        10/01/2025         42,745,000
      20,000,000  SCOTTSDALE AZ HEALTHCARE SERIES B (IDR, FGIC INSURED) SS.+/-             3.23        09/01/2026         20,000,000

                                                                                                                         159,065,000
                                                                                                                     ---------------

CALIFORNIA - 10.55%
       3,800,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                  SERIES A (HOUSING REVENUE LOC) SS.+/-                                    3.42        09/15/2033          3,800,000
       2,470,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                  (PROPERTY TAX REVENUE LOC) SS.+/-                                        3.50        08/01/2012          2,470,000
       3,845,000  CALIFORNIA STATE SERIES H (HFFA REVENUE, BANK OF AMERICA NA
                  LOC) SS.+/-                                                              3.16        07/01/2035          3,845,000
         975,000  CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER
                  REVENUE, FGIC INSURED) SS.+/-                                            3.50        12/01/2028            975,000
      25,055,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                  REVENUE, JP MORGAN LOC) SS.+/-                                           3.46        05/01/2022         25,055,000
      39,890,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                  DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                                 3.43        05/01/2022         39,890,000
      12,750,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                  REVENUE) SS.+/-                                                          3.43        05/01/2018         12,750,000
      34,665,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.35        05/01/2016         34,665,000
      22,330,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G6 (WATER
                  REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.43        05/01/2017         22,330,000
       2,965,000  CALIFORNIA STATE SERIES B3 (GO - STATES, TERRITORIES LOC) SS.+/-         3.20        05/01/2033          2,965,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
CALIFORNIA (continued)
$      7,485,000  COACHELLA VALLEY CA UNIVERSITY SCHOOL FUNDING PROJECT 2006
                  (EDUCATIONAL FACILITIES REVENUE, FIRST SECURITY BANK LOC) SS.+/-         3.47%      09/01/2036    $     7,485,000
       3,855,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED) SS.+/-                       3.51       03/01/2011          3,855,000
       5,730,000  GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                  REVENUE, FGIC INSURED) SS.+/-                                            3.51       09/01/2024          5,730,000
      17,395,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                  #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC) SS.+/-             3.52       09/02/2031         17,395,000
       7,545,000  LOS ANGELES CA COMMUNITY RDA (LEASE REVENUE, AMBAC INSURED )SS.+/-       3.50       09/01/2030          7,545,000
      11,890,000  LOS ANGELES CA SERIES 184 (WATER REVENUE, FIRST SECURITY BANK
                  LOC) SS.+/-                                                              3.50       01/01/2009         11,890,000
       3,995,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED) SS.+/-           3.51       07/01/2022          3,995,000
      17,430,000  MENLO PARK CA CDA LAS PULGAS COMMUNITY DEVELOPMENT (TAX
                  ALLOCATION REVENUE, AMBAC INSURED) SS.+/-                                3.41       01/01/2031         17,430,000
      24,110,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                  REVENUE SERIES C3 (WATER REVENUE LOC) SS.+/-                             3.36       07/01/2030         24,110,000
       8,135,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                  SERIES C1 (LEASE REVENUE LOC) SS.+/-                                     3.23       02/01/2025          8,135,000
       2,810,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                  PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED) SS.+/-                 3.42       12/01/2029          2,810,000
      11,950,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                  LLOYDS TSB BANK PLC LOC) SS.+/-                                          3.14       08/01/2042         11,950,000
       5,745,000  PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE
                  LOC) SS.+/-                                                              3.50       08/01/2020          5,745,000
       4,545,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                  KBC BANK LOC (SPECIAL TAX REVENUE LOC) SS.+/-                            3.16       09/01/2014          4,545,000
       8,125,000  SACRAMENTO CA UNIFIED SCHOOL DISTRICT CERTIFICATE
                  PARTICIPATION FSA INSURED (GO - SCHOOL DISTRICTS LOC) SS.+/-             3.47       03/01/2031          8,125,000
      14,800,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                  CLASS A (SEWER REVENUE, AMBAC INSURED) SS.+/-                            3.50       12/01/2035         14,800,000
      11,350,000  SAN BERNARDINO CA CITY UNIFIED SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.50       08/01/2026         11,350,000
       5,590,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED) SS.+/-                        3.50       08/01/2024          5,590,000
      16,405,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                  (LEASE REVENUE, AMBAC INSURED) SS.+/-                                    3.52       02/15/2026         16,405,000
      26,055,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                  (LEASE REVENUE, AMBAC INSURED) SS.+/-                                    3.52       02/15/2026         26,055,000
       1,480,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                  REVENUE, MBIA INSURED) SS.+/-                                            3.51       08/01/2025          1,480,000
      14,755,000  SOUTH PLACER CA WASTEWATER AUTHORITY SERIES B (SEWER REVENUE,
                  FGIC INSURED) SS.+/-                                                     3.46       11/01/2035         14,755,000
       3,735,000  VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                  SECURITY BANK LOC) SS.+/-                                                3.50       12/01/2019          3,735,000
       5,380,000  WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335 (ELECTRIC
                  REVENUE, AMBAC INSURED) SS.+/-                                           3.51       01/01/2021          5,380,000

                                                                                                                        389,040,000
                                                                                                                    ---------------

COLORADO - 0.99%
       1,700,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC) SS.+/-         3.80       11/01/2020          1,700,000
       7,560,000  CORNERSTONE CO METROPOLITAN DISTRICT #1 (GO - POLITICAL
                  SUBDIVISION, BANK OF AMERICA NA LOC) SS.+/-                              3.50       12/01/2036          7,560,000
      15,125,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-         3.52       01/01/2025         15,125,000
       5,280,000  JEFFERSON COUNTY CO SCHOOL DISTRICT #R-001 SERIES 665
                  (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC) SS.+/-                   3.51       12/15/2012          5,280,000
       3,245,000  MESA COUNTY CO VALLEY SCHOOL DISTRICT #051 GRAND JUNCTION
                  SERIES 684 (PROPERTY TAX REVENUE, MBIA INSURED) SS.+/-                   3.51       12/01/2012          3,245,000
       3,560,000  SOUTHEAST CO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                  (PROPERTY TAX REVENUE, US BANK NA LOC) SS.+/-                            3.52       11/15/2034          3,560,000

                                                                                                                         36,470,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
DELAWARE - 0.42%
$     15,600,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                  WACHOVIA BANK LOC) SS.+/-                                                3.48%      07/01/2036    $    15,600,000
                                                                                                                    ---------------

FLORIDA - 2.62%
       5,860,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                  UNIVERSITY OF FLORIDA PROJECT SERIES A (HEALTHCARE FACILITIES
                  REVENUE, BNP PARIBAS LOC) SS.+/-                                         3.58       10/01/2032          5,860,000
       3,145,000  BOYNTON BEACH FL COMMUNITY RDA FLORIDA TAX INCREMENT SERIES
                  657 (TAX INCREMENTAL REVENUE, MBIA INSURED) SS.+/-                       3.51       10/01/2012          3,145,000
       2,645,000  BREVARD COUNTY FL SCHOOL BOARD COP SERIES 638 (LEASE REVENUE,
                  FGIC INSURED) SS.+/-                                                     3.51       07/01/2012          2,645,000
       9,000,000  EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE
                  BOARD OF EDUCATION LOTTERY SERIES B) (OTHER REVENUE, FGIC
                  INSURED) SS.+/-                                                          3.51       07/01/2019          9,000,000
         585,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                  (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC) SS.+/-                3.63       12/01/2014            585,000
       3,730,000  FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE
                  SCHOOL REVENUE, FIRST SECURITY BANK LOC) SS.+/-                          3.47       06/01/2032          3,730,000
       4,350,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY DELTA AIR LINES
                  (IDR, GENERAL ELECTRIC CAPITAL CORPORATION LOC) SS.+/-                   3.30       12/01/2030          4,350,000
      15,485,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY BAPTIST MEDICAL
                  CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK
                  LOC) SS.+/-                                                              3.51       08/15/2021         15,485,000
         275,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES C
                  (HOSPITAL REVENUE, BANK OF AMERICA NA LOC) SS.+/-                        3.51       08/15/2033            275,000
         100,000  JACKSONVILLE FL SAMUEL C TAYLOR FOUNDATION PROJECT
                  (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC) SS.+/-           3.52       12/01/2023            100,000
      39,135,000  JACKSONVILLE HEALTH FACILITIES AUTHORITY CHARITY OB GROUP C
                  (HOSPITAL REVENUE, MBIA INSURED) SS.+/-                                  3.51       08/15/2019         39,135,000
       1,500,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                  BANK OF AMERICA NA LOC) SS.+/-                                           3.52       05/01/2027          1,500,000
       1,200,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO
                  PROJECT (PRIVATE SCHOOL REVENUE, BANK OF AMERICA NA LOC) SS.+/-          3.47       01/01/2028          1,200,000
       1,870,000  ORANGE COUNTY FL SCHOOL BOARD CERTIFICATE PARTICIPATION
                  PUTTERS SERIES 560 (LEASE REVENUE, AMBAC INSURED) SS.+/-                 3.51       08/01/2012          1,870,000
       5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                  (RECREATIONAL FACILITIES REVENUE, NORTHERN TRUST CORPORATION
                  LOC) SS.+/-                                                              3.52       05/01/2031          5,500,000
       2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM (WATER REVENUE, FGIC
                  INSURED) SS.+/-                                                          3.51       10/01/2010          2,200,000

                                                                                                                         96,580,000
                                                                                                                    ---------------

GEORGIA - 2.76%
       1,195,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                  SERIES 580 (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED) SS.+/-           3.51       07/15/2012          1,195,000
       4,270,000  EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA GA
                  AIRPORT SERIES A) (AIRPORT REVENUE, FGIC INSURED) SS.+/-                 3.51       01/01/2030          4,270,000
       5,630,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY SERIES 960 (COLLEGE &
                  UNIVERSITY REVENUE, MBIA INSURED) SS.+/-                                 3.50       05/01/2036          5,630,000
      26,400,000  FULTON COUNTY GA NORTHSIDE SERIES A (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC) SS.+/-                                                3.48       10/01/2018         26,400,000
       6,910,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC) SS.+/-                                                3.51       10/01/2033          6,910,000
       2,000,000  FULTON COUNTY GA RESIDENTIAL CARE FACILITIES (HEALTHCARE
                  FACILITIES REVENUE) SS.+/-                                               3.63       01/01/2018          2,000,000
       5,250,000  FULTON DE KALB GA ROCS RR II R 2074 (HEALTHCARE FACILITIES
                  REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.51       01/01/2020          5,250,000
      13,440,000  GEORGIA LOCAL GOVERNMENT CERTIFICATE PARTICIPATION SERIES K
                  (GO - POLITICAL SUBDIVISION) SS.+/-                                      3.57       12/01/2022         13,440,000
       5,500,000  GEORGIA PRIVATE COLLEGES & UNIVERSITY AUTHORITY MERCER
                  UNIVERSITY PROJECT SERIES A (OTHER REVENUE) SS.+/-                       3.52       10/01/2036          5,500,000
       2,800,000  GEORGIA STATE SERIES 1034 (OTHER REVENUE, MORGAN STANLEY DEAN
                  WITTER LOC) SS.+/-                                                       3.50       05/01/2020          2,800,000
      19,200,000  GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)                4.50       12/29/2006         19,299,294

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
GEORGIA (continued)
$      9,285,000  ROSELL GA HOUSING AUTHORITY (HOUSING REVENUE, FHLMC INSURED) SS.+/-      3.47%      01/01/2034    $     9,285,000

                                                                                                                        101,979,294
                                                                                                                    ---------------

HAWAII - 0.39%
       8,000,000  EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                  HIGHWAY) (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC) SS.+/-             3.51       07/01/2016          8,000,000
       6,485,000  HAWAII STATE ROCS RR II R 6058 (GENERAL OBLIGATION - STATES,
                  TERRITORIES, MBIA INSURED) SS.+/-                                        3.51       10/01/2021          6,485,000

                                                                                                                         14,485,000
                                                                                                                    ---------------

ILLINOIS - 7.59%
       5,000,000  CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                  REVENUE) SS.+/-                                                          3.57       06/01/2021          5,000,000
       5,575,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                  MBIA INSURED) SS.+/-                                                     3.51       01/01/2026          5,575,000
       5,390,000  CHICAGO IL PARK DISTRICT ROCS RR II R 4018 (STATE & LOCAL
                  GOVERNMENTS, AMBAC INSURED) SS.+/-                                       3.51       01/01/2024          5,390,000
      15,700,000  CHICAGO IL SERIES 21B (PROPERTY TAX REVENUE, MBIA INSURED) SS.+/-        3.46       01/01/2037         15,700,000
       4,100,000  CHICAGO IL SERIES B1 (PROPERTY TAX REVENUE, FIRST SECURITY
                  BANK LOC) SS.+/-                                                         3.25       01/01/2034          4,100,000
       5,700,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED) SS.+/-        3.50       01/01/2027          5,700,000
       3,747,000  COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE, FGIC
                  INSURED) SS.+/-                                                          3.50       11/15/2028          3,747,000
       5,124,685  EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                  (GO - STATES, TERRITORIES, FGIC INSURED) SS.+/-                          3.51       02/01/2019          5,124,685
      18,025,000  EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                  SERIES C) (PROPERTY TAX REVENUE, AMBAC INSURED) SS.+/-                   3.51       11/15/2025         18,025,000
       3,999,755  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                  (GO - STATES, TERRITORIES, FGIC INSURED) SS.+/-                          3.51       02/01/2027          3,999,755
      25,900,000  HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                  NORTHERN TRUST CORPORATION LOC) SS.+/-                                   3.47       01/01/2010         25,900,000
      28,285,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF CONTEMPORARY
                  ARTS PROJECT (RECREATIONAL FACILITIES REVENUE, BANK ONE
                  CHICAGO NA LOC) SS.+/-                                                   3.25       02/01/2029         28,285,000
      20,000,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOME LAKE
                  SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC) SS.+/-               3.25       09/01/2031         20,000,000
      11,700,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SACRED HEART SCHOOLS
                  PROJECT (EDUCATIONAL FACILITIES REVENUE, FIFTH THIRD BANK
                  LOC) SS.+/-                                                              3.26       07/01/2033         11,700,000
      11,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY THE UNO-VEN COMPANY
                  PROJECT (IDR, BANK ONE CHICAGO NA LOC) SS.+/-                            3.30       09/01/2008         11,300,000
       5,500,000  ILLINOIS FINANCE AUTHORITY (PRIVATE SCHOOL REVENUE, NORTHERN
                  TRUST CORPORATION LOC) SS.+/-                                            3.26       07/01/2035          5,500,000
      14,200,000  ILLINOIS FINANCE AUTHORITY (RECREATIONAL FACILITIES REVENUE,
                  BANK OF AMERICA NA LOC) SS.+/-                                           3.26       03/01/2040         14,200,000
      39,570,000  ILLINOIS FINANCE AUTHORITY SPERTUS INSTITUTE (GO - STATES,
                  TERRITORIES, NORTHERN TRUST CORPORATION LOC) SS.+/-                      3.25       09/01/2035         39,570,000
      14,100,000  ILLINOIS RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES
                  REVENUE, LASALLE NATIONAL BANK NA LOC) SS.+/-                            3.50       11/01/2019         14,100,000
       8,200,000  ILLINOIS ST. LUKES MEDICAL CENTER OBLIGATION SERIES B
                  (HEALTHCARE FACILITIES REVENUE, MBIA INSURED) SS.+/-                     3.22       11/15/2023          8,200,000
       4,500,000  ILLINOIS STATE MUNICIPAL TRUST RECEIPTS SERIES SG9 (SALES TAX
                  REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.50       06/15/2019          4,500,000
         185,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                  TRUST CORPORATION LOC) SS.+/-                                            3.30       03/01/2028            185,000
         200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                  INSURED) SS.+/-                                                          3.51       11/01/2012            200,000
       2,290,000  ILLINOIS STATE SERIES 679 (PROPERTY TAX REVENUE, AMBAC
                  INSURED) SS.+/-                                                          3.51       11/01/2012          2,290,000
       7,530,000  ILLINOIS STATE SERIES G (GO - STATES, TERRITORIES) SS.+/-                3.55       05/01/2012          7,530,000
       4,500,000  ILLINOIS STATE XAVIER UNIVERSITY PROJECT SERIES A (COLLEGE &
                  UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC) SS.+/-                 3.48       10/01/2032          4,500,000
       6,800,000  LOMBARD IL IDA 2500 HIGHLAND AVENUE PROJECT (IDR, MID-AMERICA
                  FEDERAL SAVINGS & LOAN LOC)+/-                                           3.92       12/01/2006          6,800,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
ILLINOIS (continued)
$      2,660,000  WARREN COUNTY IL INDUSTRIAL PROJECT MONMOUTH COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-         3.50%      12/01/2032    $     2,660,000

                                                                                                                        279,781,440
                                                                                                                    ---------------

INDIANA - 2.64%
       5,430,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                  REVENUE, MBIA INSURED) SS.+/-                                            3.51       07/15/2012          5,430,000
       4,200,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                  FACILITIES REVENUE, FIFTH THIRD BANK LOC) SS.+/-                         3.23       01/01/2022          4,200,000
       7,600,000  INDIANA SERIES 107 (HFFA REVENUE, MBIA INSURED) SS.+/-                   3.50       11/01/2019          7,600,000
       7,000,000  INDIANA STATE EDJA EDUCATIONAL FACILITIES UNIVERSITY
                  INDIANAPOLIS (COLLEGE & UNIVERSITY REVENUE, FIFTH THIRD BANK
                  LOC) SS.+/-                                                              3.63       10/01/2030          7,000,000
       1,990,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY SERIES B21 (TOLL
                  ROAD REVENUE, FGIC INSURED) SS.+/-                                       3.27       12/01/2022          1,990,000
       5,260,000  INDIANA UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, AMBAC
                  INSURED) SS.+/-                                                          3.51       08/01/2023          5,260,000
       7,000,000  MARSHALL COUNTY IN ECONOMIC DEVELOPMENT (PRIVATE SCHOOL
                  REVENUE, BANK ONE CHICAGO NA LOC) SS.+/-                                 3.25       01/01/2035          7,000,000
       1,600,000  RICHMOND IN REID HOSPITAL & HEALTH CARE SERVICES INCORPORATED
                  HOSPITAL AUTHORITY HOSPITAL SERIES A (HOSPITAL REVENUE, FIRST
                  SECURITY BANK LOC) SS.+/-                                                3.21       01/01/2040          1,600,000
       8,100,000  ST. JOSEPH COUNTY IN (HEALTHCARE FACILITIES REVENUE, AMBAC
                  INSURED) SS.+/-                                                          3.21       08/15/2033          8,100,000
      49,275,000  ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                  FACILITIES REVENUE) SS.+/-                                               3.40       03/01/2040         49,275,000

                                                                                                                         97,455,000
                                                                                                                    ---------------

IOWA - 3.40%
       2,960,000  IOWA FINANCE AUTHORITY CEDARWOOD HILLS PROJECT SERIES A
                  (MFHR, FHLMC INSURED) SS.+/-                                             3.52       05/01/2031          2,960,000
      60,000,000  IOWA FINANCE AUTHORITY IOWA HEALTH CARE SYSTEM SERIES A3
                  (HOSPITAL REVENUE, FGIC INSURED) SS.+/-                                  3.21       02/15/2035         60,000,000
       9,965,000  IOWA FINANCE AUTHORITY SERIES A2 (HEALTHCARE FACILITIES
                  REVENUE, FGIC INSURED) SS.+/-                                            3.45       02/15/2035          9,965,000
      19,035,000  IOWA HIGHER EDUCATION LOAN AUTHORITY LORAS COLLEGE PROJECT
                  (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC) SS.+/-      3.58       11/01/2030         19,035,000
      25,045,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                  (COLLEGE & UNIVERSITY REVENUE LOC) SS.+/-                                3.58       04/01/2033         25,045,000
       8,500,000  IOWA STATE TAX & REVENUE ANTICIPATION NOTES (PROPERTY TAX
                  REVENUE)                                                                 4.50       06/30/2006          8,508,522

                                                                                                                        125,513,522
                                                                                                                    ---------------

KANSAS - 0.25%
       9,330,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                  OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE
                  LOC) SS.+/-                                                              3.58       11/15/2028          9,330,000
                                                                                                                    ---------------

LOUISIANA - 2.92%
       7,715,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                  INSURED) SS.+/-                                                          3.51       02/01/2024          7,715,000
       8,500,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                  (IDR, BANQUE NATIONALE PARIS LOC) SS.+/-                                 3.25       08/01/2007          8,500,000
       7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED) SS.+/-            3.57       09/01/2033          7,845,000
      23,205,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY
                  SHREVEPORT UTILITY SYSTEM PROJECT (IDR, FIRST SECURITY BANK
                  LOC) SS.+/-                                                              3.50       10/01/2026         23,205,000
      60,515,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES
                  C2 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED) SS.+/-                 3.22       07/01/2041         60,515,000

                                                                                                                        107,780,000
                                                                                                                    ---------------

MAINE - 0.11%
       4,215,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE SERIES 547 (TOLL ROAD
                  REVENUE, FIRST SECURITY BANK LOC) SS.+/-                                 3.51       07/01/2012          4,215,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
MARYLAND - 1.16%
      30,000,000  MARYLAND STATE HEALTH & HIGHER EDUCATIONAL FACILITIES VILLA
                  JULE COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                  NA LOC) SS.+/-                                                           3.51       07/01/2030         30,000,000
       6,025,000  MARYLAND STATE SERIES B (HEALTHCARE FACILITIES REVENUE, GO OF
                  INSTITUTION) SS.+/-                                                      3.23       04/01/2035          6,025,000
       2,905,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT (HOSPITAL REVENUE,
                  WACHOVIA BANK LOC) SS.+/-                                                3.48       03/01/2032          2,905,000
       3,845,000  WESTMINSTER MD (COLLEGE & UNIVERSITY REVENUE, WACHOVIA BANK
                  LOC) SS.+/-                                                              3.48       04/01/2030          3,845,000

                                                                                                                         42,775,000
                                                                                                                    ---------------

MASSACHUSETTS - 0.62%
       6,510,000  MASSACHUSETTS STATE TURNPIKE AUTHORITY METROPOLITAN HIGHWAY
                  SYSTEM (TRANSPORTATION REVENUE, CITIBANK NA LOC) SS.+/-                  3.51       01/01/2037          6,510,000
      16,250,000  ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION MASSACHUSETTS
                  LEASE REVENUE SERIES B (LEASE REVENUE, AMBAC INSURED) SS.+/-             3.22       06/15/2033         16,250,000

                                                                                                                         22,760,000
                                                                                                                    ---------------

MICHIGAN - 4.04%
      10,970,000  DETROIT MI (WATER REVENUE, MBIA INSURED) SS.+/-                          3.50       01/01/2011         10,970,000
       7,200,000  DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A
                  (PROPERTY TAX REVENUE, FGIC INSURED) SS.+/-                              3.51       05/01/2032          7,200,000
       4,620,000  DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER
                  REVENUE, AMBAC INSURED) SS.+/-                                           3.51       12/13/2008          4,620,000
         900,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY BOTSFORD
                  GENERAL HOSPITAL SERIES B (HEALTHCARE FACILITIES REVENUE,
                  MBIA INSURED) SS.+/-                                                     3.63       02/15/2016            900,000
       9,670,000  LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002 (PROPERTY
                  TAX REVENUE, MBIA INSURED) SS.+/-                                        3.45       05/01/2023          9,670,000
      17,530,000  MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP
                  MORGAN CHASE BANK LOC)                                                   4.25       08/18/2006         17,574,326
      14,325,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B
                  (HEALTHCARE FACILITIES REVENUE) SS.+/-                                   3.21       11/15/2033         14,325,000
      62,000,000  MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                           4.50       09/29/2006         62,245,927
       6,940,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED OBLIGATION ORCHESTRA
                  PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                  LOC) SS.+/-                                                              3.24       09/01/2022          6,940,000
       7,360,000  MICHIGAN STATE STRATEGIC FUNDING LIMITED YMCA NILES MICHIGAN
                  INCORPORATED (IDR, LASALLE NATIONAL BANK NA LOC) SS.+/-                  3.46       09/01/2040          7,360,000
       7,100,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                  OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                  REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                               3.47       08/01/2020          7,100,000

                                                                                                                        148,905,253
                                                                                                                    ---------------

MINNESOTA - 7.09%
      10,000,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                  REVENUE, FNMA INSURED) SS.+/-                                            3.47       11/15/2033         10,000,000
       3,171,000  ARDEN HILLS MN PRESBYTERIAN HOMES SERIES B (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC) SS.+/-                               3.63       09/01/2029          3,171,000
       2,100,000  BROOKLYN CENTER MN BROOKDALE (IDR, FIRSTAR BANK NA LOC) SS.+/-           3.63       12/01/2014          2,100,000
       3,495,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                  INSURED )SS.+/-                                                          3.47       07/15/2030          3,495,000
       7,125,000  BURNSVILLE MN SOUTHWIND APARTMENTS PROJECT (MFHR, FHLMC
                  INSURED) SS.+/-                                                          3.47       01/01/2035          7,125,000
       4,085,000  CENTER CITY MN HAZELDEN FOUNDATION PROJECT (HEALTHCARE
                  FACILITIES REVENUE, BANK OF NEW YORK LOC) SS.+/-                         3.58       11/01/2035          4,085,000
      11,175,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                  NATIONAL BANK NA LOC) SS.+/-                                             3.47       06/01/2020         11,175,000
       7,530,000  COHASSET MN POWER & LIGHT COMPANY PROJECT B (IDR, LASALLE
                  NATIONAL BANK NA LOC) SS.+/-                                             3.47       06/01/2013          7,530,000
       2,000,000  COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                  LOC) SS.+/-                                                              3.47       12/01/2007          2,000,000
       3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY
                  FHLB (MFHR LOC) SS.+/-                                                   3.25       05/01/2027          3,250,000
       1,300,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                  INSURED) SS.+/-                                                          3.52       12/01/2022          1,300,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
MINNESOTA (continued)
$      3,360,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY MILLER-DWAN MEDICAL
                  CENTER PROJECT (HEALTHCARE FACILITIES REVENUE, US BANK NA
                  LOC) SS.+/-                                                              3.63%      06/01/2019    $     3,360,000
       1,185,000  EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC) SS.+/-                           3.52       12/01/2029          1,185,000
       1,950,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MN) (PROPERTY
                  TAX REVENUE) SS.+/-                                                      3.51       10/01/2019          1,950,000
      11,360,000  EDINA MN EDINA PARK PLAZA (MFHR, FHLMC INSURED) SS.+/-                   3.25       12/01/2029         11,360,000
      10,930,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                  (HOUSING REVENUE, FNMA INSURED) SS.+/-                                   3.47       05/15/2035         10,930,000
       5,070,000  MANKATO MN HIGHLAND PROJECT (HOUSING REVENUE, LASALLE
                  NATIONAL BANK NA LOC) SS.+/-                                             3.63       05/01/2027          5,070,000
      12,100,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                  PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC) SS.+/-                  3.52       10/01/2031         12,100,000
       7,550,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                  (AIRPORT REVENUE, FGIC INSURED) SS.+/-                                   3.51       01/01/2023          7,550,000
       4,250,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES B (HEALTHCARE FACILITIES REVENUE LOC) SS.+/-                      3.21       11/15/2026          4,250,000
      33,885,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                  SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED) S.+/-            3.20       11/15/2029         33,885,000
       3,380,000  MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A (OTHER
                  REVENUE, US BANK NA LOC) SS.+/-                                          3.63       10/01/2021          3,380,000
         200,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT (OTHER
                  REVENUE, BREMER BANK LOC) SS.+/-                                         3.57       05/01/2023            200,000
         565,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS
                  2003-B06 (PCR LOC) SS.+/-                                                3.27       03/01/2021            565,000
      12,170,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                  PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                  INSURED)                                                                 4.00       09/12/2006         12,204,791
      10,000,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                   5.00       08/01/2006         10,035,226
       4,835,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY
                  SCHOLASTICA SERIES 6A (HOUSING REVENUE, MARSHALL & ISLEY BANK
                  LOC) SS.+/-                                                              3.58       12/01/2034          4,835,000
       6,990,000  MINNESOTA STATE PROJECT 3211 (COLLEGE & UNIVERSITY REVENUE,
                  MBIA INSURED) SS.+/-                                                     3.51       10/01/2026          6,990,000
       4,905,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                    3.21       10/01/2021          4,905,000
       5,245,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 5L (COLLEGE &
                  UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                    3.21       04/01/2027          5,245,000
       3,910,000  MINNETONKA MN (HOUSING REVENUE, FNMA INSURED) SS.+/-                     3.47       05/15/2034          3,910,000
       2,665,000  MINNETONKA MN MINNETONKA HILLS APARTMENTS (MFHR, FNMA
                  INSURED) SS.+/-                                                          3.47       11/15/2031          2,665,000
       5,350,000  PINE CITY MN (STATE AGENCY HOUSING REVENUE, FNMA INSURED) SS.+/-         3.47       05/15/2036          5,350,000
       2,865,000  PLYMOUTH MN LANCASTER VILLAGE APARTMENTS PROJECT (HOUSING
                  REVENUE, FNMA INSURED) SS.+/-                                            3.47       09/15/2031          2,865,000
         900,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177
                  (HEALTHCARE FACILITIES REVENUE LOC) SS.+/-                               3.50       11/15/2027            900,000
         650,000  ROSEVILLE MN PRESBYTERIAN HOMES CARE PROJECT (HEALTHCARE
                  FACILITIES REVENUE, US BANK NA LOC) SS.+/-                               3.63       10/01/2029            650,000
       3,520,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                  COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC) SS.+/-              3.63       11/01/2022          3,520,000
       4,000,000  SCA TAX EXEMPT TRUST PT 2523 BURNVILLE (HOUSING REVENUE LOC) SS.+/-      3.52       01/01/2030          4,000,000
       2,000,000  ST. ANTHONY MN AUTUMN WOODS HOUSING PROJECT (MFHR, FNMA) SS.+/-          3.47       05/15/2032          2,000,000
       2,975,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED) SS.+/-            3.47       10/01/2035          2,975,000
       4,985,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                               3.63       05/01/2022          4,985,000
       5,220,000  ST. PAUL MN HOUSING & RDA PUBLIC RADIO PROJECT (OTHER
                  REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                               3.58       10/01/2025          5,220,000
       1,590,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT
                  HEATING REVENUE SERIES A (WATER REVENUE LOC) SS.+/-                      3.25       12/01/2012          1,590,000
         900,000  ST. PAUL MN PORT AUTHORITY (HOUSING REVENUE, FHLMC INSURED) SS.+/-       3.47       02/01/2034            900,000
       1,500,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES J (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                        3.47       12/01/2025          1,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
MINNESOTA (continued)
$      3,770,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES M (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                         3.63%      03/01/2021    $     3,770,000
       1,535,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                         3.63       03/01/2012          1,535,000
         835,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES Q (OTHER
                  REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                         3.25       03/01/2022            835,000
       7,160,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT WESTGATE OFFICE &
                  INDUSTRIAL CENTER PROJECT (IDR, US BANK NA LOC) SS.+/-                    3.30       02/01/2015          7,160,000
       8,210,000  ST. PAUL MN PUBLIC RADIO PROJECT SERIES 7 (OTHER REVENUE,
                  ALLIED IRISH BANK PLC LOC) SS.+/-                                         3.58       05/01/2025          8,210,000
       1,900,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                  REVENUE, GO OF UNIVERSITY) SS.+/-                                         3.25       12/01/2036          1,900,000

                                                                                                                        261,671,017
                                                                                                                    ---------------

MISSOURI - 1.39%
       4,300,000  INDEPENDENCE MO IDA THE MANSIONS PROJECT (MFHR, FHLMC
                  INSURED) SS.+/-                                                           3.47       08/01/2035          4,300,000
       5,375,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                  (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                 3.58       04/01/2027          5,375,000
       1,475,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BETHESDA HEALTH GROUP INCORPORATED (HEALTHCARE FACILITIES
                  REVENUE, US BANK NA LOC)SS.+/-                                           3.63       08/01/2034          1,475,000
       3,800,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  CHRISTIAN BROTHERSCOLLEGE SERIES A (PRIVATE SCHOOL REVENUE,
                  US BANK NA LOC)SS.+/-                                                    3.63       10/01/2032          3,800,000
      13,085,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  DRURY COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA
                  NA LOC)SS.+/-                                                            3.63       08/15/2024         13,085,000
       7,320,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST
                  FRANCIS MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.58       06/01/2026          7,320,000
       3,590,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY
                  ROCKHURST UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BANK OF
                  AMERICA NA LOC)SS.+/-                                                    3.58       11/01/2032          3,590,000
         145,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY ST
                  LOUIS UNIVERSITY PROJECT SERIES A (COLLEGE & UNIVERSITY
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.61       10/01/2009            145,000
       5,000,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  BETHESDA HEALTH GROUP (HEALTHCARE FACILITIES REVENUE, US BANK
                  NA LOC)SS.+/-                                                            3.63       08/01/2037          5,000,000
       6,000,000  ST. CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT #2 COP
                  SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                   3.47       12/01/2033          6,000,000
       1,200,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES
                  B (COLLEGE & UNIVERSITY REVENUE, US BANK NA LOC)SS.+/-                   3.50       06/15/2024          1,200,000

                                                                                                                         51,290,000
                                                                                                                    ---------------

NEBRASKA - 1.51%
       4,500,000  AMERICAN PUBLIC ENERGY AGENCY NE (UTILITIES REVENUE, SOCIETE
                  GENERALE LOC)SS.+/-                                                      3.50       12/01/2015          4,500,000
       9,400,000  AMERICAN PUBLIC ENERGY AGENCY NE NATIONAL PUBLIC GAS AGENCY
                  PROJECT SERIES A (UTILITIES REVENUE, SOCIETE GENERALE LOC)SS.+/-         3.52       02/01/2014          9,400,000
       3,510,000  BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (IDR, JP MORGAN
                  CHASE BANK LOC)SS.+/-                                                    3.50       02/01/2015          3,510,000
      16,745,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 HOSPITAL REVENUE
                  BRYAN LEIGH MEDICAL CENTER PROJECT AMBAC INSURED (HOSPITAL
                  REVENUE LOC)SS.+/-                                                       3.58       06/01/2018         16,745,000
      10,455,000  LANCASTER COUNTY NE HOSPITAL AUTHORITY HEALTH FACILITIES
                  REVENUE IMMANUEL HEALTH SYSTEM SERIES A (HFFA REVENUE LOC)SS.+/-         3.55       07/01/2030         10,455,000
       5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE,
                  JP MORGAN CHASE BANK LOC)SS.+/-                                          3.50       02/01/2015          5,100,000
       5,855,000  SARPY COUNTY NE HOSPITAL AUTHORITY #1 IMMANUEL HEALTH SYSTEMS
                  PROJECT SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-               3.55       07/01/2030          5,855,000

                                                                                                                         55,565,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
NEVADA - 1.95%
$     43,700,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                  REVENUE LOC)SS.+/-                                                       3.45%      07/01/2012    $    43,700,000
      17,520,000  LAS VEGAS CONVENTION & VISITORS AUTHORITY (SPORTS FACILITIES
                  REVENUE, AMBAC INSURED)SS.+/-                                            3.51       07/01/2018         17,520,000
       6,675,000  RENO-TAHOE NV AIRPORT AUTHORITY (AIRPORT REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                                 3.51       07/01/2025          6,675,000
       4,085,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                           3.51       06/01/2020          4,085,000

                                                                                                                         71,980,000
                                                                                                                    ---------------

NEW HAMPSHIRE - 0.11%
       4,000,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
                  SERIES A (OTHER REVENUE, JP MORGAN CHASE BANK LOC)SS.+/-                 3.55       01/01/2030          4,000,000
                                                                                                                    ---------------

NEW JERSEY - 0.32%
      11,885,000  NEW JERSEY STATE TAX & REVENUE ANTICIPATION NOTES SERIES A
                  (GENERAL OBLIGATION - STATES, TERRITORIES)                               4.00       06/23/2006         11,888,634
                                                                                                                    ---------------

NEW MEXICO - 0.13%
       3,710,000  NEW MEXICO FINANCE AUTHORITY STATE TRANSACTION SERIES 435
                  (SALES TAX REVENUE, MBIA INSURED)SS.+/-                                  3.51       12/15/2011          3,710,000
       1,015,000  NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                  APARTMENTS SERIES A1 (MFHR, FNMA INSURED)SS.+/-                          3.47       01/15/2033          1,015,000

                                                                                                                          4,725,000
                                                                                                                    ---------------

NEW YORK - 5.02%
      22,500,000  METROPOLITAN TRANSPORTATION AUTHORITY NEW YORK
                  (TRANSPORTATION REVENUE, FIRST SECURITY BANK LOC)SS.+/-                  3.50       05/15/2030         22,500,000
       5,235,000  NEW YORK NY (PROPERTY TAX REVENUE, AMBAC INSURED)SS.+/-                  3.50       12/01/2022          5,235,000
      11,620,000  NEW YORK NY (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                   3.50       04/01/2025         11,620,000
       5,115,000  NEW YORK NY SERIES 1164 (PROPERTY TAX REVENUE, AMBAC
                  INSURED)SS.+/-                                                           3.51       12/01/2012          5,115,000
      32,530,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                  AMERICA NA LOC)SS.+/-                                                    3.45       08/01/2034         32,530,000
      21,135,000  NEW YORK NY SUBSERIES H2 (PROPERTY TAX REVENUE LOC)SS.+/-                3.41       03/01/2034         21,135,000
      60,000,000  NEW YORK STATE DORMITORY AUTHORITY MENTAL HEALTH FACILITIES
                  IMPROVEMENT SERIES F2A (HEALTHCARE FACILITIES REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                                 3.49       02/15/2021         60,000,000
      18,345,000  NEW YORK STATE DORMITORY AUTHORITY SERIES 1158 (HEALTH
                  FACILITIES FINANCING AUTHORITY REVENUE, MORGAN STANLEY DEAN
                  WITTER LOC)SS.+/-                                                        3.48       07/01/2025         18,345,000
       8,505,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST
                  PETERS INCOME TAX (TAX REVENUE, FGIC INSURED)SS.+/-                      3.50       12/15/2024          8,505,000

                                                                                                                        184,985,000
                                                                                                                    ---------------

NORTH CAROLINA - 0.93%
         700,000  ALBERMARLE NC HOSPITAL AUTHORITY (HEALTHCARE FACILITIES
                  REVENUE, WACHOVIA BANK LOC)SS.+/-                                        3.48       10/01/2015            700,000
       6,835,000  CHARLOTTE-MECKLENBERG NC HOSPITAL AUTHORITY CAROLINAS
                  HEALTHCARE SERIES B (OTHER REVENUE, BANK OF AMERICA NA LOC)SS.+/-        3.51       01/15/2026          6,835,000
       7,305,000  MECKLENBURG COUNTY NC (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-           3.47       02/01/2016          7,305,000
       7,115,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY SERIES A2
                  (ELECTRIC REVENUE, MBIA INSURED)SS.+/-                                   3.25       01/01/2022          7,115,000
       3,595,000  NORTH CAROLINA MEDICAL CARE COMMUNITY (HEALTHCARE FACILITIES
                  REVENUE, WACHOVIA BANK LOC)SS.+/-                                        3.48       10/01/2015          3,595,000
       2,575,000  NORTH CAROLINA MEDICAL CARE COMMUNITY PRESBYTERIAN HOME
                  PROJECT (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)SS.+/-         3.48       08/01/2024          2,575,000
       6,000,000  NORTH CAROLINA MEDICAL CARE COMMUNITY UNIVERSITY EASTERN
                  CAROLINA SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC
                  INSURED)SS.+/-                                                           3.44       12/01/2028          6,000,000

                                                                                                                         34,125,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
NORTH DAKOTA - 0.08%
$      2,845,000  WARD COUNTY ND TRINITY OBLIGATION GROUP SERIES A (HOSPITAL
                  REVENUE, US BANK NA LOC)SS.+/-                                           3.63%      07/01/2029    $     2,845,000
                                                                                                                    ---------------

OHIO - 1.26%
       1,655,000  OHIO STATE SERIES A (LEASE REVENUE, FIFTH THIRD BANK LOC)SS.+/-          3.54       09/01/2027          1,655,000
       6,675,000  OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
                  CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)SS.+/-                  3.58       05/15/2019          6,675,000
      12,955,000  PARMA OH COMMUNITY GENERAL HOSPITAL SERIES A (OTHER REVENUE,
                  JP MORGAN CHASE BANK LOC)SS.+/-                                          3.22       11/01/2029         12,955,000
      22,260,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
                  UNIVERSITY REVENUE LOC)SS.+/-                                            3.58       06/01/2032         22,260,000
       2,810,000  WARREN COUNTY OH CINCINNATI ELECTRICITY CORPORATION PROJECT
                  (IDR, SCOTIABANK LOC)SS.+/-                                              3.67       09/01/2015          2,810,000

                                                                                                                         46,355,000
                                                                                                                    ---------------

OKLAHOMA - 0.67%
       7,200,000  MUSKOGEE OK MEDICAL CENTER AUTHORITY (HFFA REVENUE, BANK OF
                  AMERICA NA LOC)SS.+/-                                                    3.52       10/01/2032          7,200,000
       1,100,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY CONTINUING CARE
                  COMMUNITY PROJECT SERIES C (NURSING HOME REVENUE, KBC BANK NV
                  LOC)SS.+/-                                                               3.63       02/01/2012          1,100,000
      10,000,000  OKLAHOMA STATE CAPITOL IMPROVEMENT AUTHORITY SERIES D1 (LEASE
                  REVENUE, CIFG INSURED)SS.+/-                                             3.62       07/01/2031         10,000,000
       5,875,000  OKLAHOMA STATE IDA TEAL RIDGE MANOR CORPORATION PROJECT
                  (HEALTHCARE FACILITIES REVENUE, BANK OF AMERICA NA LOC)SS.+/-            3.52       11/01/2018          5,875,000
         700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                  (HOUSING REVENUE)SS.+/-                                                  3.70       10/01/2032            700,000

                                                                                                                         24,875,000
                                                                                                                    ---------------

OREGON - 0.40%
       8,000,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                  SERVICES LOC)SS.+/-                                                      3.52       05/01/2010          8,000,000
       1,595,000  PORTLAND OR (SEWER REVENUE, FIRST SECURITY BANK LOC)SS.+/-               3.51       10/01/2012          1,595,000
       4,995,000  TRI COUNTY OR METRO TRANSPORTATION DISTRICT SERIES 142 (TAX
                  REVENUE, MORGAN STANLEY DEAN WITTER LOC)SS.+/-                           3.50       08/01/2019          4,995,000

                                                                                                                         14,590,000
                                                                                                                    ---------------

OTHER - 1.83%
      10,000,000  ABN AMRO MUNITOPS CTFS TRUST 1999-1 MUNITOPS CTFS (OTHER
                  REVENUE, FGIC INSURED)+/-++                                              3.50       12/06/2006         10,000,000
      15,420,000  ABN AMRO MUNITOPS CTFS TRUST 2001-23 MUNITOPS CTFS (PROPERTY
                  TAX REVENUE, MBIA INSURED)SS.+/-                                         3.52       12/01/2009         15,420,000
      10,120,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS (OTHER REVENUE,
                  STATE STREET BANK & TRUST CA LOC)SS.+/-++                                3.82       02/01/2030         10,120,000
         821,487  ITHAKA PARTNERS II TRUST CTFS SERIES A CLASS A (OTHER
                  REVENUE, US BANK NA LOC)SS.+/-++                                         4.12       01/01/2010            821,487
       3,452,000  NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS (OTHER REVENUE, BANK
                  OF AMERICA NA LOC)SS.+/-                                                 3.61       04/01/2019          3,452,000
      25,075,000  SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)SS.+/-                    3.62       07/01/2041         25,075,000
       2,721,000  US BANCORP PROJECT FUNDING TRUST SERIES A (OTHER REVENUE)SS.+/-++        3.52       01/01/2010          2,721,000

                                                                                                                         67,609,487
                                                                                                                    ---------------

PENNSYLVANIA - 1.89%
       5,000,000  DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                           3.48       08/01/2029          5,000,000
      15,050,000  LEHIGH COUNTY PA ST. LUKES HOSPITAL PROJECT (HOSPITAL
                  REVENUE, WACHOVIA BANK LOC)SS.+/-                                        3.51       07/01/2031         15,050,000
      20,400,000  MONTGOMERY COUNTY PA (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-            3.20       10/01/2030         20,400,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
PENNSYLVANIA (continued)
$      7,025,000  PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                  (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-          3.49%      07/01/2034    $     7,025,000
       6,725,000  PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                  SERIES II R 1005 (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                3.51       12/01/2015          6,725,000
      14,610,000  PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)SS.+/-           3.22       06/15/2023         14,610,000
       1,050,000  PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JP
                  MORGAN CHASE BANK LOC)SS.+/-                                             3.54       09/01/2034          1,050,000

                                                                                                                         69,860,000
                                                                                                                    ---------------

PUERTO RICO - 0.34%
      12,620,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO)
                  (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)SS.+/-                       3.49       07/01/2027         12,620,000
                                                                                                                    ---------------

SOUTH CAROLINA - 0.46%
       4,135,000  SOUTH CAROLINA EDFA FOR PRIVATE NONPROFIT INSTITUTIONS
                  (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)SS.+/-             3.52       02/01/2022          4,135,000
       4,420,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY (ECONOMIC
                  DEVELOPMENT REVENUE, WACHOVIA BANK LOC)SS.+/-                            3.48       12/01/2024          4,420,000
       8,500,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
                  DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL  (IDR LOC)SS.+/-            3.48       08/01/2029          8,500,000

                                                                                                                         17,055,000
                                                                                                                    ---------------

SOUTH DAKOTA - 0.76%
      22,850,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  RAPID CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE,
                  MBIA INSURED)SS.+/-                                                      3.58       09/01/2027         22,850,000
       5,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  SIOUX VALLEY SERIES B (HEALTHCARE FACILITIES REVENUE, US BANK
                  NA LOC)SS.+/-                                                            3.52       11/01/2034          5,000,000

                                                                                                                         27,850,000
                                                                                                                    ---------------

TENNESSEE - 0.79%
       4,860,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
                  & EDUCATIONAL PROJECT FACILITIES BOARD MEHARRY MEDICAL
                  COLLEGE (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                  LOC)SS.+/-                                                               3.47       08/01/2018          4,860,000
      19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                  STEWARTS FERRY APARTMENTS (IDR, FHLMC INSURED)SS.+/-                     3.47       01/01/2034         19,985,000
       4,210,000  RUTHERFORD COUNTY TN SERIES 643 (PROPERTY TAX REVENUE, MBIA
                  INSURED)SS.+/-                                                           3.51       10/01/2012          4,210,000

                                                                                                                         29,055,000
                                                                                                                    ---------------

TEXAS - 7.29%
         625,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE
                  BANK LOC)SS.+/-                                                          3.51       02/15/2011            625,000
       4,310,000  EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX
                  ELECTRIC UTILITY SYSTEMS) (POWER REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                               3.51       11/15/2012          4,310,000
       6,000,000  EAGLE TAX-EXEMPT TRUST CTF 20014310 CLASS A (DALLAS TX AREA
                  RAPID) (SALES TAX REVENUE, AMBAC INSURED)SS.+/-                          3.51       12/01/2026          6,000,000
       7,895,000  GRAPEVINE COLLEYVILLE TX INDEPENDENT SCHOOL DISTRICT
                  (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-                               3.51       08/15/2023          7,895,000
       8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                      3.60       07/01/2015          8,995,000
       4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                      3.60       07/01/2024          4,430,000
      30,650,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  METHODIST HOSPITAL SYSTEM SERIES A (OTHER REVENUE)SS.+/-                 3.60       12/01/2032         30,650,000
       8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 357 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-           3.50       07/01/2029          8,982,500
       1,900,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                  SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.+/-                 3.50       11/15/2030          1,900,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
TEXAS (continued)
$      2,090,000  HARRIS COUNTY TX SERIES 646 (PROPERTY TAX REVENUE, JP MORGAN
                  CHASE BANK LOC)SS.+/-                                                    3.51%      10/01/2012    $     2,090,000
       5,470,000  HOUSTON TX CTFS SERIES 495 (WATER REVENUE, FGIC INSURED)SS.+/-           3.50       12/01/2030          5,470,000
       4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT SERIES 462 (PROPERTY
                  TAX REVENUE, PERMANENT SCHOOL FUND GUARANTEED)SS.+/-                     3.50       02/15/2026          4,245,000
       3,770,000  HOUSTON TX MUNICIPAL TRUST RECEIPTS SERIES SG 120 (WATER &
                  SEWER REVENUE)SS.+/-                                                     3.50       12/01/2023          3,770,000
      12,600,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                  SOCIETE GENERALE LOC)SS.+/-                                              3.50       11/15/2029         12,600,000
       2,250,000  IRVING TX SERIES 403 (WATER REVENUE, AMBAC INSURED)SS.+/-                3.51       02/15/2012          2,250,000
      13,400,000  KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                  REVENUE)SS.+/-                                                           3.47       08/15/2036         13,400,000
       2,035,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618
                  (LEASE REVENUE, AMBAC INSURED)SS.+/-                                     3.51       02/01/2010          2,035,000
       3,280,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623 (OTHER
                  REVENUE, FGIC INSURED)SS.+/-                                             3.51       11/15/2009          3,280,000
      27,885,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                  HEALTH SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                  3.58       02/15/2035         27,885,000
      10,000,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION SERIES A
                  (HEALTHCARE FACILITIES REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-         3.63       02/15/2028         10,000,000
       3,700,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE,
                  REGIONS BANK LOC)SS.+/-                                                  3.77       08/01/2018          3,700,000
       5,535,000  MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                           3.51       02/15/2024          5,535,000
       6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                  (HFFA REVENUE, MBIA INSURED)SS.+/-                                       3.51       02/15/2022          6,010,000
       1,595,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                  (HOSPITAL REVENUE, JP MORGAN CHASE BANK LOC)SS.+/-                       3.54       11/01/2026          1,595,000
       1,500,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)SS.+/-              3.22       05/15/2033          1,500,000
       2,600,000  SPLENDORA TX PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.52       01/01/2017          2,600,000
       3,930,000  TEXAS A&M UNIVERSITY PERMANENT UNIVERSITY FUND (COLLEGE &
                  UNIVERSITY REVENUE, JP MORGAN CHASE BANK LOC)SS.+/-                      3.51       07/01/2012          3,930,000
       5,080,000  TEXAS STATE CLASS A (GENERAL OBLIGATION - STATES,
                  TERRITORIES, CITIBANK NA LOC)SS.+/-                                      3.51       04/01/2030          5,080,000
      70,180,000  TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION -
                  STATES, TERRITORIES)                                                     4.50       08/31/2006         70,380,290
       5,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                  SERIES 4 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)SS.+/-            3.51       11/15/2024          5,195,000
       2,585,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                  (COLLEGE & UNIVERSITY REVENUE)SS.+/-                                     3.51       01/01/2012          2,585,000

                                                                                                                        268,922,790
                                                                                                                    ---------------

UTAH - 0.26%
       9,675,000  WEST JORDAN UT (HOUSING REVENUE, FNMA INSURED)SS.+/-                     3.47       12/01/2034          9,675,000
                                                                                                                    ---------------

VIRGINIA - 0.81%
       8,115,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES B (AIRPORT
                  REVENUE, WACHOVIA BANK LOC)SS.+/-                                        3.48       06/01/2035          8,115,000
       2,185,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL SERIES 569
                  (JAIL FACILITIES REVENUE, MBIA INSURED)SS.+/-                            3.51       07/01/2012          2,185,000
      12,485,000  LOUDOUN COUNTY VA IDA HOWARD HUGHES MEDICAL CENTER SERIES F
                  (IDR)SS.+/-                                                              3.20       02/15/2038         12,485,000
       7,000,000  NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY (HOUSING
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.47       07/01/2034          7,000,000

                                                                                                                         29,785,000
                                                                                                                    ---------------

WASHINGTON - 4.03%
       5,186,500  ENERGY NORTHWEST WA ELECTRIC CTFS SERIES C (ELECTRIC REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                           3.52       01/01/2010          5,186,500
       5,735,000  ENERGY NORTHWEST WA WIND PROJECT SERIES 686 (POWER REVENUE,
                  MBIA INSURED)SS.+/-                                                      3.51       07/01/2012          5,735,000
       4,785,000  GOAT HILL WA PROPERTIES SERIES 705 (LEASE REVENUE, MBIA
                  INSURED)SS.+/-                                                           3.51       12/01/2012          4,785,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
WASHINGTON (continued)
$     17,350,000  ISSAQUAH WA COMMUNITY PROPERTIES SERIES A (WATER REVENUE,
                  BANK OF AMERICA NA LOC)SS.+/-                                            3.49%      02/15/2021    $    17,350,000
      45,525,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                  FHLMC INSURED)SS.+/-                                                     3.47       07/01/2035         45,525,000
       4,970,000  SEATTLE WA MUNICIPAL LIGHT & POWER SERIES 668 (POWER REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                           3.51       08/01/2012          4,970,000
       7,000,000  WASHINGTON STATE (PROPERTY TAX REVENUE, FIRST SECURITY BANK
                  LOC)SS.+/-                                                               3.51       01/01/2026          7,000,000
       3,065,000  WASHINGTON STATE HOUSING FINANCE COMMISSION (HOUSING REVENUE,
                  US BANK NA LOC)SS.+/-                                                    3.62       11/01/2025          3,065,000
      10,400,000  WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                  PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)SS.+/-                  3.49       04/01/2034         10,400,000
       1,700,000  WASHINGTON STATE HOUSING FINANCE COMMISSION NONPROFIT TACOMA
                  ART MUSEUM PROJECT (RECREATIONAL FACILITIES REVENUE, NORTHERN
                  TRUST CORPORATION LOC)SS.+/-                                             3.63       06/01/2032          1,700,000
       1,800,000  WASHINGTON STATE HOUSING FINANCE COMMISSION SERIES B (HOUSING
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.51       01/01/2036          1,800,000
      10,300,000  WASHINGTON STATE HOUSING FINANCING SEATTLE APARTMENT MUSEUM
                  PROJECT (OTHER REVENUE, ALLIED IRISH BANK PLC LOC)SS.+/-                 3.60       07/01/2035         10,300,000
      24,145,000  WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A (LEASE
                  REVENUE, BANK OF AMERICA NA LOC)SS.+/-                                   3.51       01/01/2036         24,145,000
       2,165,000  WASHINGTON STATE SERIES 593 (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                                 3.51       07/01/2012          2,165,000
       4,385,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE, FIRST
                  SECURITY BANK LOC)SS.+/-                                                 3.27       07/01/2024          4,385,000

                                                                                                                        148,511,500
                                                                                                                    ---------------

WISCONSIN - 2.95%
       3,840,000  MILWAUKEE WI RDA REDEVELOPMENT MILWAUKEE SCHOOL ENGINEER
                  PROJECT A (COLLEGE & UNIVERSITY REVENUE, MARSHALL & ISLEY
                  BANK LOC)SS.+/-                                                          3.59       07/01/2023          3,840,000
      22,760,000  WAUKESHA WI SCHOOL DISTRICT TAX & REVENUE ANTICIPATION NOTE
                  (PROPERTY TAX REVENUE)                                                   4.00       08/22/2006         22,810,112
       2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  ALVERNO COLLEGE PROJECT (COLLEGE & UNIVERSITY REVENUE, ALLIED
                  IRISH BANK PLC LOC)SS.+/-                                                3.63       11/01/2017          2,400,000
      35,065,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  AURORA HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                         3.58       04/01/2028         35,065,000
       6,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE,
                  MARSHALL & ISLEY BANK LOC)SS.+/-                                         3.48       09/01/2033          6,500,000
       3,100,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  GUNDERSEN LUTHERAN SERIES B (HEALTHCARE FACILITIES REVENUE,
                  FIRST SECURITY BANK LOC)SS.+/-                                           3.58       12/01/2029          3,100,000
      12,000,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  NATIONAL REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES
                  REVENUE, MARSHALL & ISLEY BANK LOC)SS.+/-                                3.63       08/15/2034         12,000,000
      15,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  LUTHERAN COLLEGE SERIES 2001 (COLLEGE & UNIVERSITY REVENUE,
                  US BANK NA LOC)SS.+/-                                                    3.63       09/01/2031         15,500,000
       7,520,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE, FGIC
                  INSURED)SS.+/-                                                           3.51       11/01/2012          7,520,000

                                                                                                                        108,735,112
                                                                                                                    ---------------

WYOMING - 0.83%
      30,600,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                  (PCR, BARCLAYS BANK PLC LOC)SS.+/-                                       3.23       07/01/2015         30,600,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $3,431,578,049)                                                                   3,431,578,049
                                                                                                                    ---------------

COMMERCIAL PAPER - 10.33%
       4,895,000  COUNTY OF WAKE NC                                                        3.65       02/05/2007          4,895,000
      14,620,000  HARRIS COUNTY TX SERIES B                                                3.60       08/15/2006         14,620,000
       4,100,000  HARRIS COUNTY TX SERIES C                                                3.58       08/14/2006          4,100,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                      INTEREST RATE  MATURITY DATE         VALUE
COMMERCIAL PAPER (CONTINUED)
$      9,745,000  HARRIS COUNTY TX SERIES C                                                3.58%      08/15/2006    $     9,745,000
      18,673,000  HARRIS COUNTY TX SERIES C                                                3.60       08/15/2006         18,673,000
      15,350,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                    3.58       08/17/2006         15,350,000
       4,200,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                    3.42       06/07/2006          4,200,000
      19,200,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                    3.58       08/17/2006         19,200,000
       9,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                    3.53       09/13/2006          9,665,000
      18,400,000  JOHNS HOPKINS UNIVERSITY SERIES B                                        3.58       08/17/2006         18,400,000
       6,800,000  LAS VEGAS VALLEY WATER SERIES 04-A                                       3.42       06/07/2006          6,800,000
      16,740,000  LAS VEGAS VALLEY WATER SERIES 04-A                                       3.63       06/13/2006         16,740,000
      15,495,000  MARYLAND HEALTH & HIGHER EDUCATION SERIES A                              3.60       09/07/2006         15,495,000
       7,850,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                  SERIES EE                                                                3.60       06/13/2006          7,850,000
      14,573,000  NORTH CAROLINA CAPITAL FACILITIES SERIES A1                              3.56       08/02/2006         14,573,000
      13,000,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                     3.57       07/13/2006         13,000,000
      32,400,000  ROCHESTER MN HEALTH CARE SERIES 01-C                                     3.57       07/13/2006         32,400,000
       6,800,000  ROCHESTER MN HEALTH CARE SERIES 88-E                                     3.57       07/13/2006          6,800,000
      15,300,000  ROCHESTER MN HEALTH CARE SERIES 92-A                                     3.57       07/13/2006         15,300,000
      10,800,000  ROCHESTER MN HEALTH CARE SERIES 92-C                                     3.57       07/13/2006         10,800,000
      11,325,000  TEXAS PFA SERIES 02-A                                                    3.53       09/13/2006         11,325,000
      11,480,000  TEXAS PFA SERIES 2003                                                    3.60       08/15/2006         11,480,000
      29,400,000  UNIVERSITY OF MINNESOTA SERIES 05-A                                      3.44       07/24/2006         29,400,000
      20,000,000  UNIVERSITY OF TEXAS SYSTEM SERIES 02-A                                   3.60       09/06/2006         20,000,000
      19,060,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                      3.50       07/10/2006         19,060,000
      13,635,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                      3.58       08/03/2006         13,635,000
      17,600,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                      3.58       08/04/2006         17,600,000

TOTAL COMMERCIAL PAPER (COST $381,106,000)                                                                              381,106,000
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,812,684,049)*                                   103.37%                                                    $ 3,812,684,049

OTHER ASSETS AND LIABILITIES, NET                         (3.37)                                                       (124,246,009)
                                                        -------                                                     ---------------

TOTAL NET ASSETS                                         100.00%                                                    $ 3,688,438,040
                                                        -------                                                     ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE    MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 0.53%
$    25,000,000  FHLB                                                               4.00%        08/18/2006      $    25,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $25,000,000)                                                              25,000,000
                                                                                                                 ---------------

ASSET BACKED SECURITIES - 0.44%
     14,000,000  CAPITAL ONE AUTO FINANCE TRUST                                     5.12         05/15/2007           14,000,000
      4,290,286  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                   4.22         11/15/2006            4,290,286
      2,360,490  USAA AUTO OWNER TRUST SERIES 2005-3                                4.17         11/09/2006            2,360,490

TOTAL ASSET BACKED SECURITIES (COST $20,650,776)                                                                      20,650,776
                                                                                                                 ---------------

CERTIFICATES OF DEPOSIT - 5.70%
    150,000,000  BARCLAYS BANK PLC+/-                                               4.14         09/20/2006          150,000,000
     30,500,000  BNP PARIBAS LONDON+/-                                              4.92         11/07/2006           30,500,000
     88,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                     4.18         09/22/2006           88,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $268,500,000)                                                                    268,500,000
                                                                                                                 ---------------

COMMERCIAL PAPER - 25.98
     50,000,000  APRECO LLC++^                                                      5.08         07/25/2006           49,619,000
     25,000,000  APRECO LLC++^                                                      5.06         08/07/2006           24,764,570
     25,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                               5.07         01/23/2007           25,000,000
    122,700,000  CAFCO LLC++^                                                       5.10         07/25/2006          121,761,345
     58,000,000  CC USA INCORPORATED++^                                             5.11         08/25/2006           57,300,214
    120,000,000  CHARTA LLC++^                                                      5.10         08/02/2006          118,946,000
     50,000,000  CULLINAN FINANCE CORPORATION++^                                    5.13         08/23/2006           49,409,201
    100,000,000  DORADA FINANCE INCORPORATED++^                                     5.11         08/25/2006           98,793,472
     44,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING++^                              5.08         07/25/2006           43,664,720
    100,000,000  GOVCO INCORPORATED++^                                              5.11         08/21/2006           98,850,250
    100,000,000  GRAMPIAN FUNDING LLC++^                                            4.98         09/29/2006           98,340,000
     38,375,000  HARRIER FINANCE FUNDING US LLC++^                                  5.01         06/26/2006           38,241,487
     34,264,000  KLIO III FUNDING CORPORATION++^                                    5.04         06/26/2006           34,144,076
     86,000,000  LIBERTY STREET FUNDING COMPANY++^                                  4.98         06/26/2006           85,702,583
     82,000,000  MORGAN STANLEY & COMPANY INCORPORATED+/-                           5.12         07/11/2006           82,000,000
     50,000,000  NORTH SEA FUNDING LLC++^                                           5.03         06/26/2006           49,825,347
     15,000,000  NORTH SEA FUNDING LLC++^                                           5.06         08/07/2006           14,858,742
     29,000,000  SEDNA FINANCE INCORPORATED++^                                      5.04         06/26/2006           28,898,500
     65,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                4.89         06/14/2006           64,885,221
     25,000,000  VERSAILLES CDS LLC++^                                              5.03         07/10/2006           24,863,771
     14,000,000  WHITE PINE FINANCE LLC++^                                          5.06         08/09/2006           13,864,223

TOTAL COMMERCIAL PAPER (COST $1,223,732,722)                                                                       1,223,732,722
                                                                                                                 ---------------

CORPORATE BONDS & NOTES - 0.62%
     29,000,000  LASALLE NATIONAL BANK                                              4.24         07/26/2006           29,005,810

TOTAL CORPORATE BONDS & NOTES (COST $29,005,810)                                                                      29,005,810
                                                                                                                 ---------------

EXTENDABLE BONDS - 6.70
     25,000,000  3M COMPANY++                                                       5.65         12/12/2006           25,110,407
     10,000,000  AMERICAN GENERAL FINANCE+++/-                                      5.11         06/15/2007           10,000,000
     63,500,000  BANK OF IRELAND+++/-                                               5.05         06/20/2007           63,500,000
     44,000,000  DNB NORSKE BANK ASA+++/-                                           5.08         06/25/2007           44,000,000
     60,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                            5.18         05/09/2007           60,080,015
      5,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                       5.16         05/09/2007            5,002,506
     31,000,000  IRISH LIFE & PERMANENT+++/-                                        5.08         06/22/2007           31,000,000
     12,000,000  MORGAN STANLEY & COMPANY INCORPORATED+/-                           5.15         05/03/2007           12,000,000
     61,000,000  NORDEA BANK AB+++/-                                                5.06         06/11/2007           61,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                INTEREST RATE    MATURITY DATE           VALUE
EXTENDABLE BONDS (CONTINUED)
$     4,000,000  PREMIUM ASSET TRUST+++/-                                           5.09%        03/15/2007      $      4,000,000

TOTAL EXTENDABLE BONDS (COST $315,692,928)                                                                            315,692,928
                                                                                                                 ----------------

MEDIUM TERM NOTES - 9.98
     17,965,000  ALLSTATE LIFE GLOBAL FUNDING II+++/-                               5.06         04/02/2007            17,977,119
     85,000,000  AMERICAN HONDA FINANCE+++/-                                        5.12         02/06/2007            85,000,000
     18,000,000  ASIF GLOBAL FINANCING+++/-                                         5.17         05/03/2007            18,010,252
     62,900,000  BANK OF AMERICA SECURITIES SS.+/-                                  5.13         09/09/2034            62,900,000
     15,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                             5.23         08/28/2006            15,000,000
     41,100,000  BEAR STEARNS COMPANIES INCORPORATED SS.+/-                         5.18         09/09/2099            41,100,000
     10,000,000  CHEYNE FINANCE LLC+++/-                                            5.15         05/21/2007             9,998,329
     12,000,000  CHEYNE FINANCE LLC+++/-                                            5.17         05/24/2007            11,997,690
     22,000,000  CULLINAN FINANCE CORPORATION+++/-                                  5.13         05/21/2007            21,997,878
     75,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+++/-                        5.04         12/15/2006            74,991,722
     15,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                   5.01         12/11/2006            15,008,919
     15,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                   5.10         04/07/2007            15,000,000
     44,000,000  SEDNA FINANCE INCORPORATED+++/-                                    5.13         05/21/2007            43,995,217
     12,000,000  SEDNA FINANCE INCORPORATED+++/-                                    5.18         05/30/2007            11,998,751
     25,000,000  TANGO FINANCE CORPORATION+++/-                                     5.17         05/24/2007            24,997,555

TOTAL MEDIUM TERM NOTES (COST $469,973,432)                                                                           469,973,432
                                                                                                                 ----------------

MUNICIPAL BONDS & NOTES - 0.89%
     10,700,000  CALIFORNIA COMMUNITIES HFA LEASE REVENUE SERIES A
                 COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-                   5.10         02/01/2007            10,700,000
     21,200,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GO - STATES,
                 TERRITORIES LOC) SS.+/-                                            5.10         11/01/2028            21,200,000
     10,095,000  PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                 REVENUE LOC)+/-                                                    5.10         02/01/2007            10,095,000

TOTAL MUNICIPAL BONDS & NOTES (COST $41,995,000)                                                                       41,995,000
                                                                                                                 ----------------

PROMISSORY NOTES - 2.61
    122,800,000  CITIGROUP GLOBAL SS.+/-                                            5.13         09/09/2099           122,800,000

TOTAL PROMISSORY NOTES (COST $122,800,000)                                                                            122,800,000
                                                                                                                 ----------------

TIME DEPOSITS - 21.64%
     24,000,000  ALLIED IRISH BANKS PLC                                             5.03         06/06/2006            24,000,000
    117,000,000  CALYON                                                             5.08         06/01/2006           117,000,000
     29,000,000  DEUTSCHE BANK CAYMAN                                               5.02         06/02/2006            29,000,000
     87,000,000  DEXIA BANK SA BRUSSELS                                             5.02         06/02/2006            87,000,000
    117,000,000  FORTIS BANK NV-SA                                                  5.08         06/01/2006           117,000,000
    117,000,000  ING BANK NV AMSTERDAM                                              5.08         06/01/2006           117,000,000
    117,000,000  NATEXIS BANQUES POPULAIR                                           5.02         06/06/2006           117,000,000
     50,000,000  NATIONAL CITY BANK                                                 5.03         06/01/2006            50,000,000
    156,000,000  RABOBANK LONDON                                                    5.01         06/01/2006           156,000,000
     70,000,000  SOCIETE GENERALE CANADA                                            5.09         06/01/2006            70,000,000
    135,000,000  SOCIETE GENERALE CAYMAN                                            5.03         06/07/2006           135,000,000

TOTAL TIME DEPOSITS (COST $1,019,000,000)                                                                           1,019,000,000
                                                                                                                 ----------------

REPURCHASE AGREEMENTS - 26.01%
    679,178,655  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $679,273,740)                           5.04         06/01/2006           679,178,655
    182,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $182,025,480)                5.04         06/01/2006           182,000,000
     25,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $25,003,507)                 5.05         06/01/2006            25,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE     MATURITY DATE         VALUE
REPURCHASE AGREEMENTS (CONTINUED)
$    32,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $32,004,507)             5.07%         06/01/2006     $     32,000,000
    129,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $129,018,168)                  5.07          06/01/2006          129,000,000
      2,951,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $2,951,413)                    5.04          06/01/2006            2,951,000
    175,000,000  UBS SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $175,024,500)                             5.04          06/01/2006          175,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,225,129,655)                                                                     1,225,129,655
                                                                                                                   ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,761,480,323)*                                  101.10%                                                    $  4,761,480,323

OTHER ASSETS AND LIABILITIES, NET                        (1.10)                                                         (51,850,229)
                                                       -------                                                     ----------------

TOTAL NET ASSETS                                        100.00%                                                    $  4,709,630,094
                                                       -------                                                     ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE    MATURITY DATE          VALUE
US TREASURY SECURITIES - 14.74%

US TREASURY BILLS - 14.74%
$   100,000,000  US TREASURY BILL^                                                    4.51%        06/08/2006     $     99,912,403
     50,000,000  US TREASURY BILL^                                                    4.19         06/22/2006           49,877,864
    100,000,000  US TREASURY BILL^                                                    4.60         07/20/2006           99,373,889
    100,000,000  US TREASURY BILL^                                                    4.62         07/20/2006           99,371,507
    100,000,000  US TREASURY BILL^                                                    4.76         08/17/2006           98,981,889
     50,000,000  US TREASURY BILL^                                                    4.71         09/07/2006           49,359,597
     50,000,000  US TREASURY BILL^                                                    4.65         10/05/2006           49,186,250
    100,000,000  US TREASURY BILL^                                                    4.82         11/09/2006           97,843,271
    100,000,000  US TREASURY BILL^                                                    4.82         11/16/2006           97,753,000

TOTAL US TREASURY SECURITIES (COST $741,659,670)                                                                       741,659,670
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 85.66%
     70,000,000  BANK OF AMERICA SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $70,009,528)                   4.90         06/01/2006           70,000,000
  1,000,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,136,111)          4.90         06/01/2006        1,000,000,000
    845,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $845,115,014)                  4.90         06/01/2006          845,000,000
     91,867,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $91,879,249)                   4.80         06/01/2006           91,867,000
  1,100,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,100,149,722)                           4.90         06/01/2006        1,100,000,000
  1,000,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,136,111)                4.90         06/01/2006        1,000,000,000
    205,000,000  UBS SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $205,027,732)                             4.87         06/01/2006          205,000,000

TOTAL REPURCHASE AGREEMENTS (COST $4,311,867,000)                                                                    4,311,867,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,053,526,670)*                                  100.40%                                                   $  5,053,526,670

OTHER ASSETS AND LIABILITIES, NET                        (0.40)                                                        (19,996,678)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $  5,033,529,992
                                                       -------                                                    ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                     INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES - 100.39%

US TREASURY BILLS - 100.39%

$     32,960,000  US TREASURY BILL^                                       4.48%      06/01/2006   $     32,960,000
     103,050,000  US TREASURY BILL^                                       4.50       06/01/2006        103,050,000
     200,000,000  US TREASURY BILL^                                       4.51       06/08/2006        199,824,806
      75,000,000  US TREASURY BILL^                                       4.51       06/08/2006         74,934,229
      75,000,000  US TREASURY BILL^                                       4.59       06/08/2006         74,933,135
      25,000,000  US TREASURY BILL^                                       4.59       06/08/2006         24,977,687
     200,000,000  US TREASURY BILL^                                       4.52       06/15/2006        199,648,444
      50,000,000  US TREASURY BILL^                                       4.56       06/15/2006         49,911,333
      50,000,000  US TREASURY BILL^                                       4.61       06/15/2006         49,910,361
      50,000,000  US TREASURY BILL^                                       4.67       06/15/2006         49,909,292
      50,000,000  US TREASURY BILL^                                       4.19       06/22/2006         49,877,865
      50,000,000  US TREASURY BILL^                                       4.53       06/22/2006         49,867,875
     200,000,000  US TREASURY BILL^                                       4.55       06/22/2006        199,469,167
      50,000,000  US TREASURY BILL^                                       4.65       06/22/2006         49,864,521
     200,000,000  US TREASURY BILL^                                       4.51       06/29/2006        199,298,833
      50,000,000  US TREASURY BILL^                                       4.52       06/29/2006         49,824,417
      50,000,000  US TREASURY BILL^                                       4.64       06/29/2006         49,819,556
     150,000,000  US TREASURY BILL^                                       4.55       07/06/2006        149,336,312
      50,000,000  US TREASURY BILL^                                       4.63       07/06/2006         49,774,931
      50,000,000  US TREASURY BILL^                                       4.64       07/06/2006         49,774,687
      21,737,000  US TREASURY BILL^                                       4.65       07/06/2006         21,638,731
      50,000,000  US TREASURY BILL^                                       4.69       07/06/2006         49,772,257
     200,000,000  US TREASURY BILL^                                       4.57       07/13/2006        198,933,667
      37,193,000  US TREASURY BILL^                                       4.60       07/13/2006         36,993,398
      62,019,000  US TREASURY BILL^                                       4.64       07/13/2006         61,683,270
      50,000,000  US TREASURY BILL^                                       4.69       07/13/2006         49,726,417
     150,000,000  US TREASURY BILL^                                       4.60       07/20/2006        149,060,833
      75,000,000  US TREASURY BILL^                                       4.64       07/20/2006         74,526,844
      50,000,000  US TREASURY BILL^                                       4.64       07/20/2006         49,684,222
      50,000,000  US TREASURY BILL^                                       4.67       07/20/2006         49,682,521
      50,000,000  US TREASURY BILL^                                       4.71       07/20/2006         49,679,799
     131,212,000  US TREASURY BILL^                                       4.64       07/27/2006        130,264,941
     200,000,000  US TREASURY BILL^                                       4.65       07/27/2006        198,554,889
      50,000,000  US TREASURY BILL^                                       4.66       08/03/2006         49,592,250
     300,000,000  US TREASURY BILL^                                       4.69       08/03/2006        297,537,750
     125,000,000  US TREASURY BILL^                                       4.69       08/10/2006        123,860,069
     200,000,000  US TREASURY BILL^                                       4.73       08/10/2006        198,159,583
      75,000,000  US TREASURY BILL^                                       4.66       08/17/2006         74,252,458
     100,000,000  US TREASURY BILL^                                       4.69       08/17/2006         98,997,930
      50,000,000  US TREASURY BILL^                                       4.74       08/17/2006         49,493,083
      25,000,000  US TREASURY BILL^                                       4.67       08/24/2006         24,727,583
      50,000,000  US TREASURY BILL^                                       4.70       08/24/2006         49,452,250
      50,000,000  US TREASURY BILL^                                       4.71       08/24/2006         49,451,083
     100,000,000  US TREASURY BILL^                                       4.72       08/24/2006         98,899,833
      50,000,000  US TREASURY BILL^                                       4.77       09/07/2006         49,351,431
     100,000,000  US TREASURY BILL^                                       4.81       11/16/2006         97,757,667

TOTAL US TREASURY SECURITIES (COST $4,138,702,210)                                                   4,138,702,210
                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,138,702,210)*                                   100.39%                                  $  4,138,702,210

OTHER ASSETS AND LIABILITIES, NET                         (0.39)                                       (16,108,352)
                                                        -------                                   ----------------

TOTAL NET ASSETS                                         100.00%                                  $  4,122,593,858
                                                        -------                                   ----------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 0.68%
$      5,000,000  FHLB                                                                4.00%        08/18/2006     $      5,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $5,000,000)                                                                  5,000,000
                                                                                                                  ----------------

ASSET BACKED SECURITIES - 0.37%
       2,000,000  CAPITAL ONE AUTO FINANCE TRUST                                      5.12         05/15/2007            2,000,000
         471,460  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                    4.22         11/15/2006              471,460
         244,189  USAA AUTO OWNER TRUST SERIES 2005-3                                 4.17         11/09/2006              244,189

TOTAL ASSET BACKED SECURITIES (COST $2,715,649)                                                                          2,715,649
                                                                                                                  ----------------

CERTIFICATES OF DEPOSIT - 4.02%
       7,000,000  BARCLAYS BANK PLC+/-                                                4.14         09/20/2006            7,000,000
       4,500,000  BNP PARIBAS LONDON+/-                                               4.92         11/07/2006            4,500,000
       3,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                      4.18         09/22/2006            3,000,000
      15,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD                          4.41         10/04/2006           15,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $29,500,000)                                                                        29,500,000
                                                                                                                  ----------------

COMMERCIAL PAPER - 31.80%
      15,000,000  APRECO LLC++^                                                       5.06         08/07/2006           14,858,742
      15,000,000  ASPEN FUNDING CORPORATION++^                                        5.06         07/18/2006           14,900,908
      16,983,000  ATLAS CAPITAL FUNDING CORPORATION++^                                4.98         07/10/2006           16,891,377
       5,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                5.07         01/23/2007            5,000,000
      18,000,000  CHARTA LLC++^                                                       5.10         08/02/2006           17,841,900
      15,000,000  CIESCO LLC++^                                                       5.11         08/01/2006           14,870,121
      15,000,000  CULLINAN FINANCE CORPORATION++^                                     4.94         06/29/2006           14,942,366
      15,000,000  EUREKA SECURITIZATION++^                                            5.11         08/01/2006           14,870,121
       5,000,000  GEMINI SECURITIZATION LLC++^                                        4.74         06/02/2006            4,999,342
      18,000,000  GOVCO INCORPORATED++^                                               5.09         08/18/2006           17,801,490
       8,000,000  MORGAN STANLEY+/-                                                   5.12         07/11/2006            8,000,000
      10,000,000  NEWPORT FUNDING CORPORATION++^                                      5.06         07/18/2006            9,933,939
       7,195,000  NIEUW AMSTERDAM RECEIVABLES++^                                      4.54         06/19/2006            7,178,667
      10,337,000  NORTH SEA FUNDING LLC++^                                            5.06         08/07/2006           10,239,654
      16,409,000  PERRY GLOBAL FUNDING LLC++^                                         4.73         06/01/2006           16,409,000
       5,000,000  SEDNA FINANCE INCORPORATED+/-++                                     5.05         07/17/2006            4,999,937
      10,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                 4.89         06/14/2006            9,982,342
      15,000,000  THAMES ASSET GLOBAL SECURITIZATION++^                               5.09         08/18/2006           14,834,575
      14,826,000  WHITE PINE FINANCE LLC++^                                           5.06         08/09/2006           14,682,212

TOTAL COMMERCIAL PAPER (COST $233,236,693)                                                                             233,236,693
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 1.93%
       4,535,000  CEI CAPITAL LLC SS.+/-                                              5.08         03/01/2033            4,535,000
       4,620,000  CONVENIENCE HOLDING COMPANY SERIES 2002-A SS.+/-                    5.08         09/01/2042            4,620,000
       5,000,000  LP PINEWOOD SPV SS.+/-                                              5.08         02/01/2018            5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $14,155,000)                                                                        14,155,000
                                                                                                                  ----------------

EXTENDABLE BONDS - 6.07%
       5,000,000  3M COMPANY++                                                        5.65         12/12/2006            5,022,081
       8,000,000  BANK OF IRELAND+/-++                                                5.05         06/20/2007            8,000,000
       7,500,000  DNB NORSKE BANK ASA+/-++                                            5.08         06/25/2007            7,500,000
       8,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.18         05/09/2007            8,013,916
       4,000,000  IRISH LIFE & PERMANENT+/-++                                         5.08         06/22/2007            4,000,000
       5,000,000  MORGAN STANLEY+/-                                                   5.15         05/03/2007            5,000,000
       2,000,000  NORDEA BANK AB+/-++                                                 5.06         06/08/2007            2,000,000
       5,000,000  NORDEA BANK AB+/-++                                                 5.06         06/11/2007            5,000,000

TOTAL EXTENDABLE BONDS (COST $44,535,997)                                                                               44,535,997
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE     MATURITY DATE          VALUE
MEDIUM TERM NOTES - 10.85%
$     15,000,000  AMERICAN HONDA FINANCE+/-++                                         5.12%        02/06/2007     $     15,000,000
       3,000,000  ASIF GLOBAL FINANCING+/-++                                          5.17         05/03/2007            3,001,709
       8,500,000  BANK OF AMERICA SECURITIESSS.+/-                                    5.13         09/09/2099            8,500,000
      10,000,000  BARCLAYS BANK PLC NEW YORK+/-                                       4.97         06/01/2006           10,000,000
       2,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                              5.23         08/28/2006            2,000,000
       6,300,000  BEAR STEARNS COMPANIES INCORPORATEDSS.+/-                           5.18         09/09/2099            6,300,000
       2,000,000  CHEYNE FINANCE LLC+/-++                                             5.15         05/21/2007            1,999,666
       2,000,000  CHEYNE FINANCE LLC+/-++                                             5.17         05/24/2007            1,999,615
       3,000,000  CULLINAN FINANCE CORPORATION+/-++                                   5.13         05/21/2007            2,999,710
      10,000,000  HARRIER FINANCE FUNDING LLC+/-++                                    5.13         05/15/2007            9,998,525
       3,000,000  JACKSON NATIONAL LIFE FUNDING (INSURANCE CARRIERS)+/-++             5.15         04/20/2007            3,002,344
       2,000,000  SEDNA FINANCE INCORPORATED+/-++                                     5.18         05/30/2007            1,999,792
       4,000,000  TANGO FINANCE CORPORATION+/-++                                      5.17         05/24/2007            3,999,609
       8,765,000  USAA CAPITAL CORPORATION++                                          5.59         12/20/2006            8,801,882

TOTAL MEDIUM TERM NOTES (COST $79,602,852)                                                                              79,602,852
                                                                                                                  ----------------

MUNICIPAL BONDS & NOTES - 2.02%
       5,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES B (HOUSING REVENUE) SS.+/-                                   5.14         11/01/2033            5,000,000
       3,940,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                  SERIES C (HOUSING REVENUE) SS.+/-                                   5.14         11/01/2036            3,940,000
       2,100,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                  (IDR) SS.+/-                                                        4.81         10/01/2021            2,100,000
       1,650,000  WAKE FOREST UNIVERSITY NORTH CAROLINA (OTHER REVENUE) SS.+/-        5.13         09/01/2013            1,650,000
       2,100,000  WAUKESHA HEALTH SYSTEM INCORPORATED (HEALTHCARE FACILITIES
                  REVENUE) SS.+/-                                                     5.07         08/15/2026            2,100,000

TOTAL MUNICIPAL BONDS & NOTES (COST $14,790,000)                                                                        14,790,000
                                                                                                                  ----------------

PROMISSORY NOTES - 2.57%
      18,800,000  CITIGROUP GLOBAL SS.+/-                                             5.13         09/09/2099           18,800,000

TOTAL PROMISSORY NOTES (COST $18,800,000)                                                                               18,800,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 21.77%
      81,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $81,011,340)                             5.04         06/01/2006           81,000,000
      19,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $19,002,660)                  5.04         06/01/2006           19,000,000
      15,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                  BY US GOVERNMENT SECURITIES (MATURITY VALUE $15,002,113)            5.07         06/01/2006           15,000,000
      20,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $20,002,817)                  5.07         06/01/2006           20,000,000
       5,715,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                  GOVERNMENT SECURITIES (MATURITY VALUE $5,715,800)                   5.04         06/01/2006            5,715,000
      19,000,000  UBS SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                  SECURITIES (MATURITY VALUE $19,002,660)                             5.04         06/01/2006           19,000,000

TOTAL REPURCHASE AGREEMENTS (COST $159,715,000)                                                                        159,715,000
                                                                                                                  ----------------

TIME DEPOSITS - 19.09%
       3,000,000  ALLIED IRISH BANKS PLC                                              5.03         06/06/2006            3,000,000
      19,000,000  CALYON                                                              5.08         06/01/2006           19,000,000
       4,000,000  DEUTSCHE BANK CAYMAN                                                5.02         06/02/2006            4,000,000
      14,000,000  DEXIA BANK SA BRUSSELS                                              5.02         06/02/2006           14,000,000
      19,000,000  FORTIS BANK NV-SA                                                   5.08         06/01/2006           19,000,000
      19,000,000  ING BANK NV AMSTERDAM                                               5.08         06/01/2006           19,000,000
      17,000,000  NATEXIS BANQUES POPULAIR                                            5.02         06/06/2006           17,000,000
      16,000,000  RABOBANK LONDON                                                     5.01         06/01/2006           16,000,000
      11,000,000  SOCIETE GENERALE CANADA                                             5.09         06/01/2006           11,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HERITAGE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                 INTEREST RATE     MATURITY DATE         VALUE
TIME DEPOSITS (CONTINUED)
$     18,000,000  SOCIETE GENERALE CAYMAN                                             5.03%        06/07/2006     $     18,000,000

TOTAL TIME DEPOSITS (COST $140,000,000)                                                                                140,000,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $742,051,191)*                                     101.17%                                                  $    742,051,191

OTHER ASSETS AND LIABILITIES, NET                         (1.17)                                                        (8,550,815)
                                                        -------                                                   ----------------

TOTAL NET ASSETS                                         100.00%                                                  $    733,500,376
                                                        -------                                                   ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE            VALUE
COMMERCIAL PAPER - 7.99%
$       645,000  COUNTY OF WAKE NC                                                    3.65%         02/05/2007      $       645,000
      6,000,000  HARRIS COUNTY TX SERIES B                                            3.60          08/15/2006            6,000,000
      6,530,000  HARRIS COUNTY TX SERIES C                                            3.58          08/15/2006            6,530,000
      2,300,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                3.58          08/17/2006            2,300,000
      1,900,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                3.58          08/17/2006            1,900,000
      5,420,000  LAS VEGAS VALLEY WATER SERIES 04-A                                   3.60          08/17/2006            5,420,000
      2,005,000  MARYLAND HEALTH & HIGHER EDUCATION SERIES A                          3.60          09/07/2006            2,005,000
      8,100,000  ROCHESTER MN HEALTH CARE SERIES 92-C                                 3.57          07/13/2006            8,100,000
      1,520,000  TEXAS PFA SERIES 2003                                                3.60          08/15/2006            1,520,000
      2,854,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                  3.50          07/10/2006            2,854,000
      2,600,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                  3.58          08/04/2006            2,600,000

TOTAL COMMERCIAL PAPER (COST $39,874,000)                                                                                39,874,000
                                                                                                                    ---------------

MUNICIPAL BONDS & NOTES - 90.64%

ALABAMA - 1.75%
        440,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE,
                 AMBAC INSURED) SS.+/-                                                3.51          06/01/2025              440,000
      2,095,000  COLUMBIA AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER
                 COMPANY PROJECT (IDR) SS.+/-                                         3.58          06/01/2028            2,095,000
      3,900,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER COMPANY
                 BARRY PLANT PROJECT SERIES B (IDR) SS.+/-                            3.62          09/01/2031            3,900,000
        500,000  MOBILE AL INDUSTRIAL DEVELOPMENT BOARD ALABAMA POWER THEODORE
                 PLANT SERIES A (IDR) SS.+/-                                          3.62          04/01/2031              500,000
      1,800,000  STEVENSON AL INDUSTRIAL DEVELOPMENT BOARD THE MEAD
                 CORPORATION SERIES C (IDR, JP MORGAN CHASE BANK LOC) SS.+/-          3.28          11/01/2033            1,800,000

                                                                                                                          8,735,000
                                                                                                                    ---------------

ALASKA - 0.26%
      1,275,000  ALASKA STATE HOUSING FINANCE CORPORATION SERIES A (HOUSING
                 REVENUE, FIRST SECURITY BANK LOC) SS.+/-                             3.59          12/01/2036            1,275,000
                                                                                                                    ---------------

ARIZONA - 0.54%
      2,700,000  MARICOPA COUNTY AZ IDA VILLAS SOLANAS APARTMENTS SERIES A
                 (HOUSING REVENUE, FNMA INSURED) SS.+/-                               3.50          11/15/2032            2,700,000
                                                                                                                    ---------------

ARKANSAS - 0.68%
      3,400,000  OSCEOLA AR POINT ENERGY ASSOCIATION LLC PROJECT (SEWER
                 REVENUE, CREDIT SUISSE FIRST BOSTON LOC) SS.+/-                      3.51          04/01/2036            3,400,000
                                                                                                                    ---------------

CALIFORNIA - 2.47%
         55,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                 (PROPERTY TAX REVENUE, CITIBANK NA LOC) SS.+/-                       3.52          12/01/2032               55,000
        100,000  CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
                 REVENUE, AMBAC INSURED) SS.+/-                                       3.48          12/01/2019              100,000
      2,340,000  CONTRA COSTA COUNTY CA LAFAYETTE TOWN CENTER APARTMENTS
                 SERIES I (MFHR, FNMA INSURED) SS.+/-                                 3.47          07/15/2032            2,340,000
        100,000  PORT OF OAKLAND CA (AIRPORT REVENUE, FGIC INSURED) SS.+/-            3.52          05/01/2008              100,000
      2,195,000  SAN DIEGO CA (WATER REVENUE, FGIC INSURED) SS.+/-                    3.50          08/01/2024            2,195,000
      7,140,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN
                 APARTMENTS SERIES B (HOUSING REVENUE LOC) SS.+/-                     3.47          01/15/2035            7,140,000
        200,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                 (LEASE REVENUE, AMBAC INSURED) SS.+/-                                3.52          02/15/2026              200,000
         95,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                 (LEASE REVENUE, AMBAC INSURED) SS.+/-                                3.52          02/15/2026               95,000
         80,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 149
                 (TAX INCREMENTAL REVENUE, MBIA INSURED) SS.+/-                       3.50          08/01/2027               80,000

                                                                                                                         12,305,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE            VALUE
COLORADO - 0.25%
$     1,250,000  HUDSON CO SERIES A (IDR, US BANK NA LOC) SS.+/-                      3.67%         11/01/2020      $     1,250,000
                                                                                                                    ---------------

FLORIDA - 4.33%
        265,000  BROWARD COUNTY FL SANCTUARY COVE APARTMENTS SERIES A (OTHER
                 REVENUE, FNMA INSURED) SS.+/-                                        3.51          06/15/2037              265,000
      3,495,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY PROJECT 2723
                 (AIRPORT REVENUE, AMBAC INSURED) SS.+/-                              3.55          10/01/2015            3,495,000
      4,370,000  HILLSBOROUGH COUNTY FL PORT DISTRICT PROJECT 2571 (AIRPORT
                 REVENUE, MBIA INSURED) SS.+/-                                        3.54          06/01/2020            4,370,000
      3,675,000  JACKSONVILLE FL ECONOMIC DEVELOPMENT COMMISSION STI PROJECT
                 (ECONOMIC DEVELOPMENT REVENUE, BANK OF AMERICA NA LOC) SS.+/-        3.52          12/01/2020            3,675,000
      4,575,000  ORANGE COUNTY FL HOMEOWNER MT 118 (HOUSING REVENUE) SS.+/-           3.55          03/01/2034            4,575,000
      5,220,000  SCA TAX EXEMPT TRUST PT 2517 LEE COUNTY FL (HOUSING REVENUE,
                 FIRST SECURITY BANK LOC) SS.+/-                                      3.55          01/01/2030            5,220,000

                                                                                                                         21,600,000
                                                                                                                    ---------------

GEORGIA - 5.86%
     26,300,000  CRISP COUNTY GA SOLID WASTE MANAGEMENT AUTHORITY (OTHER
                 REVENUE, FIRST SECURITY BANK LOC) SS.+/-                             3.90          01/01/2023           26,300,000
      2,925,000  GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)            4.50          12/29/2006            2,940,127

                                                                                                                         29,240,127
                                                                                                                    ---------------

IDAHO - 0.62%
      3,105,000  BONNEVILLE COUNTY ID INDUSTRIAL DEVELOPMENT CORPORATION
                 YELLOWSTONE PLASTICS PROJECT (IDR) SS.+/-                            3.64          08/01/2014            3,105,000
                                                                                                                    ---------------

ILLINOIS - 7.34%
      1,500,000  CHICAGO IL CRANE CARTON COMPANY PROJECT (OTHER REVENUE, BANK
                 OF AMERICA NA LOC) SS.+/-                                            3.39          06/01/2012            1,500,000
      2,285,000  GENEVA IL CONTINENTAL ENVELOPE PROJECT (IDR, BANK ONE CHICAGO
                 NA LOC)+/-                                                           3.75          09/01/2006            2,285,000
      3,815,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MCL INCORPORATED
                 PROJECT (IDR) SS.+/-                                                 3.75          06/01/2017            3,815,000
      1,465,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY MUSEUM OF CONTEMPORARY
                 ARTS PROJECT (RECREATIONAL FACILITIES REVENUE, BANK ONE
                 CHICAGO NA LOC) SS.+/-                                               3.25          02/01/2029            1,465,000
      1,100,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY SURGIPATH MEDICAL
                 INDUSTRY PROJECT (IDR) SS.+/-                                        3.64          06/01/2011            1,100,000
      1,165,000  ILLINOIS FINANCE AUTHORITY MERUG LLC SERIES B (IDR, JP MORGAN
                 CHASE BANK LOC) SS.+/-                                               3.75          12/01/2018            1,165,000
      5,905,000  ILLINOIS FINANCE AUTHORITY VILLAGEBROOK APARTMENTS PROJECT
                 (HOUSING REVENUE, FHLMC INSURED) SS.+/-                              3.52          05/01/2035            5,905,000
      9,750,000  ILLINOIS HOUSING DEVELOPMENT AUTHORITY HOMEOWNER MORTGAGE A3
                 (HOUSING REVENUE, STATE STREET BANK & TRUST CA LOC) SS.+/-           3.25          08/01/2035            9,750,000
      2,700,000  LAKE COUNTY IL BROWN PAPER GOODS PROJECT (IDR, BANK ONE
                 CHICAGO NA LOC) SS.+/-                                               3.75          10/01/2021            2,700,000
      2,600,000  LAKE COUNTY IL NORTHPOINT ASSOCIATION (IDR, NORTHERN TRUST
                 CORPORATION LOC) SS.+/-                                              3.33          07/01/2029            2,600,000
      1,830,000  LAKE ZURICH IL (ECONOMIC DEVELOPMENT REVENUE, JP MORGAN CHASE
                 BANK LOC) SS.+/-                                                     3.75          12/01/2009            1,830,000
      2,500,000  WILL COUNTY IL EXEMPT FACILITIES BP AMOCO CHEMICAL COMPANY
                 (IDR) SS.+/-                                                         3.60          04/01/2030            2,500,000

                                                                                                                         36,615,000
                                                                                                                    ---------------

INDIANA - 1.66%
      2,500,000  INDIANA STATE FINANCE AUTHORITY PSI ENERGY INCORPORATED
                 PROJECT S SERIES B (OTHER REVENUE) SS.+/-                            3.27          10/01/2040            2,500,000
      1,000,000  WHITING IN ENVIRONMENTAL FACILITIES AMOCO OIL COMPANY PROJECT
                 (IDR) SS.+/-                                                         3.60          07/01/2031            1,000,000
      3,525,000  WHITING IN ENVIRONMENTAL FACILITIES BP PRODUCTS NORTH AMERICA
                 (OTHER REVENUE )SS.+/-                                               3.60          01/01/2038            3,525,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE            VALUE
INDIANA (continued)
$     1,250,000  WHITING IN INDUSTRIAL SEWER & SOLID WASTE DISPOSAL AMOCO OIL
                 COMPANY PROJECT (IDR) SS.+/-                                         3.60%         01/01/2026      $     1,250,000

                                                                                                                          8,275,000
                                                                                                                    ---------------

IOWA - 1.00%
      5,000,000  IOWA STATE TRAN (PROPERTY TAX REVENUE)                               4.50          06/30/2006            5,005,013
                                                                                                                    ---------------

KENTUCKY - 1.89%
      3,000,000  CARROLL COUNTY KY SOLID WASTE DISPOSAL BPB ACQUISITION
                 PROJECT (IDR, BANK OF AMERICA NA LOC) SS.+/-                         3.28          05/01/2031            3,000,000
      4,155,000  DAVIESS COUNTY KY PARK REGENCY (OTHER REVENUE, SOCIETE
                 GENERALE LOC) SS.+/-                                                 3.60          07/01/2020            4,155,000
      2,270,000  MADISONVILLE KY INDUSTRIAL BUILDING PERIOD INCORPORATED
                 PROJECT (IDR) SS.+/-                                                 3.64          05/01/2015            2,270,000

                                                                                                                          9,425,000
                                                                                                                    ---------------

LOUISIANA - 2.45%
      2,700,000  LAKE CHARLES LA HARBOR & DISTRICT CONOCO INCORPORATED PROJECT
                 B (IDR, BANK ONE CHICAGO NA LOC) SS.+/-                              3.26          09/01/2012            2,700,000
      9,500,000  PORT OF NEW ORLEANS LA (IDR, BANQUE NATIONALE PARIS LOC) SS.+/-      3.53          06/01/2034            9,500,000

                                                                                                                         12,200,000
                                                                                                                    ---------------

MAINE - 1.81%
      9,000,000  MAINE STATE HOUSING AUTHORITY PARK VILLAGE (HOUSING REVENUE,
                 FNMA INSURED) SS.+/-                                                 3.25          10/28/2032            9,000,000
                                                                                                                    ---------------

MICHIGAN - 2.61%
      2,000,000  MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                       4.50          09/29/2006            2,007,933
        700,000  MICHIGAN STATE STRATEGIC FUND GRAYLING GENERATING PROJECT
                 (IDR, BARCLAYS BANK PLC LOC) SS.+/-                                  3.25          01/01/2014              700,000
     10,320,000  WAYNE COUNTY MI AIRPORT AUTHORITY (AIRPORT REVENUE, MBIA
                 INSURED )SS.+/-                                                      3.55          12/01/2024           10,320,000

                                                                                                                         13,027,933
                                                                                                                    ---------------

MINNESOTA - 4.85%
      1,200,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                 INSURED) SS.+/-                                                      3.52          12/01/2022            1,200,000
      1,835,000  HENNEPIN COUNTY MN HOUSING & RDA STONE ARCH APARTMENTS
                 PROJECT (MFHR, LASALLE NATIONAL BANK NA LOC) SS.+/-                  3.52          04/15/2035            1,835,000
        175,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                 (HOUSING REVENUE, FNMA INSURED) SS.+/-                               3.47          05/15/2035              175,000
      2,140,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 (AIRPORT REVENUE, FGIC INSURED) SS.+/-                               3.55          01/01/2013            2,140,000
      1,200,000  MINNEAPOLIS MN DRIFTWOOD APARTMENTS PROJECT A (HOUSING
                 REVENUE, US BANK NA LOC) SS.+/-                                      3.57          10/01/2024            1,200,000
        130,000  MINNEAPOLIS MN GATEWAY REAL ESTATE (HOUSING REVENUE, US BANK
                 NA LOC) SS.+/-                                                       3.52          10/01/2032              130,000
      7,000,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES B (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY) SS.+/-                     3.50          01/01/2033            7,000,000
      1,500,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES C (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY) SS.+/-                     3.50          01/01/2035            1,500,000
        310,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES G (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY) SS.+/-                     3.50          01/01/2032              310,000
      1,905,000  MINNESOTA STATE RESIDENTIAL HOUSING SERIES J (HOUSING
                 REVENUE, GENERAL OBLIGATION OF AUTHORITY) SS.+/-                     3.50          07/01/2033            1,905,000
        190,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 4O (COLLEGE &
                 UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-                3.21          10/01/2021              190,000
        325,000  MONTROSE MN LYMAN LUMBER COMPANY PROJECT (IDR, US BANK NA
                 LOC) SS.+/-                                                          3.68          05/01/2026              325,000
        155,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED) SS.+/-        3.47          10/01/2035              155,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE           VALUE
MINNESOTA (continued)
$     1,140,000  ST. LOUIS PARK MN NEWPORT ON SEVEN APARTMENTS PROJECT (MFHR,
                 FNMA INSURED) SS.+/-                                                 3.52%         09/15/2031      $     1,140,000
        450,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES I (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                             3.30          06/01/2015              450,000
        800,000  ST. PAUL MN HOUSING & RDA DISTRICT COOLING SERIES L (IDR,
                 DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                             3.30          03/01/2018              800,000
      2,250,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES R (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                    3.68          03/01/2022            2,250,000
      1,500,000  ST. PAUL MN PORT AUTHORITY SERIES 2005 4 SERIES I (ELECTRIC
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                    3.52          12/01/2025            1,500,000

                                                                                                                         24,205,000
                                                                                                                    ---------------

MISSISSIPPI - 1.80%
        940,000  MISSISSIPPI BUSINESS FINANCE CORPORATION ARCH ALUMINUM &
                 GLASS PROJECT (IDR, COMERCIA BANK CA LOC) SS.+/-                     3.68          01/01/2014              940,000
      7,050,000  MISSISSIPPI BUSINESS FINANCE CORPORATION CENTRAL BAKING
                 COMPANY (OTHER REVENUE, BANK OF AMERICA NA LOC) SS.+/-               3.50          11/01/2025            7,050,000
      1,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION REGIONAL ASSEMBLY &
                 MANUFACTURING PROJECT (IDR, JP MORGAN CHASE BANK LOC) SS.+/-         3.28          12/01/2018            1,000,000

                                                                                                                          8,990,000
                                                                                                                    ---------------

MISSOURI - 0.74%
      3,300,000  HANNIBAL MO IDA BUCKHORN RUBBER PRODUCTS PROJECT (IDR, BANK
                 ONE CHICAGO NA LOC) SS.+/-                                           3.75          03/01/2010            3,300,000
        375,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                 (COLLEGE & UNIVERSITY REVENUE LOC) SS.+/-                            3.58          04/01/2027              375,000
         25,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY ST
                 FRANCIS MEDICAL CENTER SERIES A (HEALTHCARE FACILITIES
                 REVENUE, BANK OF AMERICA NA LOC) SS.+/-                              3.58          06/01/2026               25,000

                                                                                                                          3,700,000
                                                                                                                    ---------------

NEVADA - 3.99%
      8,900,000  CLARK COUNTY NV COGENERATION ASSOCIATION II (IDR) SS.+/-             3.60          12/01/2022            8,900,000
      8,000,000  CLARK COUNTY NV PASSENGER FACILITIES CHARGE MCCARRAN
                 INTERNATIONAL AIRPORT SERIES A2 (HARBOR DEPARTMENT REVENUE,
                 MBIA INSURED) SS.+/-                                                 3.27          07/01/2022            8,000,000
      2,975,000  NEVADA HOUSING DIVISION SERIES A (HOUSING REVENUE, FNMA
                 INSURED) SS.+/-                                                      3.50          10/15/2035            2,975,000

                                                                                                                         19,875,000
                                                                                                                    ---------------

NEW HAMPSHIRE - 0.78%
      3,900,000  NEW HAMPSHIRE STATE BUSINESS FINANCE AUTHORITY KEENEY
                 MANUFACTURING COMPANY PROJECT (IDR, FLEET NATIONAL BANK LOC) SS.+/-  3.52          11/01/2019            3,900,000
                                                                                                                    ---------------

NEW JERSEY - 2.41%
     12,000,000  NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                 TERRITORIES)                                                         4.00          06/23/2006           12,006,331
                                                                                                                    ---------------

NEW YORK - 0.20%
      1,000,000  NEW YORK STATE 150 EAST 44TH STREET SERIES A (HOUSING
                 REVENUE, FNMA INSURED) SS.+/-                                        3.24          05/15/2032            1,000,000
                                                                                                                    ---------------

NORTH CAROLINA - 2.07%
      1,865,000  CLEVELAND COUNTY NC INDUSTRIAL FACILITIES & PCFA BLACHFORD
                 RUBBER PROJECT (IDR, BANK ONE CHICAGO NA LOC) SS.+/-                 3.60          07/01/2023            1,865,000
      5,500,000  HALIFAX COUNTY NC INDUSTRIAL FACILITIES & PCFA WESTMORELAND
                 (IDR, DEXIA CREDIT LOCAL DE FRANCE LOC) SS.+/-                       3.64          12/01/2019            5,500,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE           VALUE
NORTH CAROLINA (continued)
$     2,960,000  RALEIGH DURHAM NC AIRPORT PROJECT 2569 (AIRPORT REVENUE,
                 AMBAC INSURED) SS.+/-                                                3.55%         05/01/2015      $     2,960,000

                                                                                                                         10,325,000
                                                                                                                    ---------------

NORTH DAKOTA - 2.15%
      3,500,000  NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B (HOUSING
                 REVENUE) SS.+/-                                                      3.27          01/01/2035            3,500,000
      7,215,000  NORTH DAKOTA STATE HFA HOME MORTGAGE SERIES B (HOUSING
                 REVENUE, KBC BANK NV LOC) SS.+/-                                     3.27          01/01/2034            7,215,000

                                                                                                                         10,715,000
                                                                                                                    ---------------

OHIO - 0.27%
      1,365,000  FRANKLIN COUNTY OH LIFELINE SHELTER SYSTEMS PROJECT (IDR,
                 BANK ONE CHICAGO NA LOC) SS.+/-                                      3.75          10/01/2021            1,365,000
                                                                                                                    ---------------

OTHER - 3.23%
         15,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS (OTHER REVENUE,
                 STATE STREET BANK & TRUST CA LOC) SS.+/-++                           3.82          02/01/2030               15,000
     16,070,000  CLIPPER TAX EXEMPT CERTIFICATE PARTICIPATION (OTHER REVENUE) SS.+/-  3.67          08/01/2007           16,070,000

                                                                                                                         16,085,000
                                                                                                                    ---------------

PENNSYLVANIA - 1.63%
      3,910,000  PENNSYLVANIA STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 EXEMPT FACILITIES PROJECT SERIES B (LEASE REVENUE, MORGAN
                 GUARANTY TRUST LOC) SS.+/-                                           3.62          11/01/2041            3,910,000
      3,700,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL ASSISTANCE AGENCY
                 SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED) SS.+/-        3.27          06/01/2029            3,700,000
        525,000  PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC) SS.+/-     3.49          07/01/2034              525,000

                                                                                                                          8,135,000
                                                                                                                    ---------------

SOUTH CAROLINA - 4.19%
      1,035,000  BERKELEY COUNTY SC EXEMPT FACILITIES BP AMOCO CHEMICAL
                 COMPANY PROJECT (IDR) SS.+/-                                         3.60          05/01/2038            1,035,000
        680,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                 TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                 BANK AG LOC) SS.+/-                                                  3.60          04/01/2026              680,000
      3,670,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                 TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                 BANK AG LOC) SS.+/-                                                  3.60          04/01/2027            3,670,000
      1,500,000  FLORENCE COUNTY SC SOLID WASTE DISPOSAL & WASTEWATER
                 TREATMENT ROCHE CAROLINA INCORPORATED PROJECT (IDR, DEUTSCHE
                 BANK AG LOC) SS.+/-                                                  3.60          04/01/2028            1,500,000
      5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY SOUTH
                 ATLANTIC CANNERS PROJECT (IDR, WACHOVIA BANK LOC) SS.+/-             3.53          12/01/2021            5,000,000
      5,000,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY WASTE
                 MANAGEMENT (IDR, WACHOVIA BANK LOC) SS.+/-                           3.27          07/01/2024            5,000,000
      4,000,000  SOUTH CAROLINA STATE HOUSING FINANCE & DEVELOPMENT AUTHORITY
                 ROCKY CREEK (MFHR, WACHOVIA BANK LOC) SS.+/-                         3.53          01/01/2048            4,000,000

TOTAL SOUTH CAROLINA (COST $20,885,000)                                                                                  20,885,000
                                                                                                                    ---------------

TENNESSEE - 4.08%
      1,930,000  COFFEE COUNTY TN INDUSTRIAL BOARD INCORPORATED MCKEY
                 PERFORATED PRODUCTS PROJECT (IDR) SS.+/-                             3.64          06/01/2016            1,930,000
      8,000,000  HUNTINGDON TN INDUSTRIAL DEVELOPMENT BOARD BEHLEN
                 MANUFACTURING COMPANY PROJECT (IDR) SS.+/-                           3.67          05/01/2020            8,000,000
      7,475,000  SCA TAX EXEMPT TRUST PT 2518 HAMILTON COUNTY TN INDUSTRIAL
                 (HOUSING REVENUE, FIRST SECURITY BANK LOC) SS.+/-                    3.55          01/01/2030            7,475,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE           VALUE
TENNESSEE (continued)
$     2,950,000  SCA TAX EXEMPT TRUST PT 2520 MEMPHIS TN HEALTH EDUCATIONAL
                 FINANCE (HOUSING REVENUE, FIRST SECURITY BANK LOC) SS.+/-            3.55%         01/01/2030      $     2,950,000

                                                                                                                         20,355,000
                                                                                                                    ---------------

TEXAS - 7.30%
     11,300,000  CALHOUN COUNTY TX NAVY IDA PORT FORMOSA PLASTICS CORPORATION
                 PROJECT (IDR, BANK OF AMERICA NA LOC) SS.+/-                         3.29          11/01/2015           11,300,000
      3,990,000  DALLAS FORT WORTH TX INTERNATIONAL AIRPORT SERIES 778 Z
                 (AIRPORT REVENUE, MBIA INSURED) SS.+/-                               3.54          11/01/2011            3,990,000
        900,000  GULF COAST TX IDA ENVIRONMENTAL FACILITIES REVENUE CITGO
                 PETROLEUM CORPORATION PROJECT (IDR LOC) SS.+/-                       3.60          02/01/2032              900,000
      4,650,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 METHODIST HOSPITAL SYSTEM SERIES A (OTHER REVENUE) SS.+/-            3.60          12/01/2032            4,650,000
      2,060,000  HARRIS COUNTY TX IDR CORPORATION PRECISION GENERAL
                 INCORPORATED PROJECT (IDR, MORGAN GUARANTY TRUST LOC) SS.+/-         3.60          10/01/2016            2,060,000
      2,300,000  MONTGOMERY COUNTY TX POROUS MEDIA LIMITED PROJECT (IDR, US
                 BANK NA LOC) SS.+/-                                                  3.67          09/01/2015            2,300,000
      2,500,000  NORTH TEXAS HIGHER EDUCATION AUTHORITY INCORPORATED STUDENT
                 LOAN SERIES A (COLLEGE & UNIVERSITY REVENUE, AMBAC INSURED) SS.+/-   3.25          04/01/2036            2,500,000
      3,000,000  TEXAS STATE SERIES A2 (OTHER REVENUE) SS.+/-                         3.27          12/01/2029            3,000,000
      4,000,000  TEXAS STATE TRAN (GENERAL OBLIGATION - STATES, TERRITORIES)          4.50          08/31/2006            4,014,637
      1,700,000  WEST SIDE CALHOUN COUNTY TX NAVAL DISTRICT BP CHEMICALS
                 INCORPORATED PROJECT  (IDR)SS.+/-                                    3.60          04/01/2031            1,700,000

                                                                                                                         36,414,637
                                                                                                                    ---------------

UTAH - 1.50%
      7,500,000  UTAH HOUSING CORPORATION TODD HOLLOW APARTMENTS SERIES A
                 (HOUSING REVENUE) SS.+/-                                             3.82          07/01/2038            7,500,000
                                                                                                                    ---------------

VIRGINIA - 1.28%
      6,400,000  CAPITAL REGION AIRPORT COMMISSION VA SERIES A (AIRPORT
                 REVENUE, WACHOVIA BANK LOC) SS.+/-                                   3.53          06/01/2035            6,400,000
                                                                                                                    ---------------

WASHINGTON - 6.22%
        250,000  PORT OF BELLINGHAM WA IDR CORPORATION BP WEST COAST PRODUCTS
                 LLC PROJECT (IDR) SS.+/-                                             3.60          12/01/2033              250,000
      5,000,000  PORT OF SEATTLE WA (OTHER REVENUE) SS.+/-                            3.25          09/01/2035            5,000,000
      4,700,000  PORT OF SEATTLE WA IDR CORPORATION CROWLEY MARINE SERVICES
                 PROJECT BP WEST COAST PRODUCTS LLC PROJECT (AIRPORT REVENUE,
                 CITIBANK NA LOC) SS.+/-                                              3.28          12/31/2021            4,700,000
      7,300,000  SCA TAX EXEMPT TRUST PT 2519 WASHINGTON STATE HOUSING FINANCE
                 (HOUSING REVENUE, FIRST SECURITY BANK LOC) SS.+/-                    3.55          01/01/2030            7,300,000
      8,000,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 WASTE MANAGEMENT INCORPORATED PROJECT SERIES D (OTHER
                 REVENUE, JP MORGAN CHASE BANK LOC) SS.+/-                            3.52          07/01/2027            8,000,000
      1,500,000  WASHINGTON STATE HOUSING FINANCE COMMISSION MILL POINTE
                 APARTMENTS PROJECT SERIES A (MFHR, US BANK TRUST NA LOC) SS.+/-      3.68          01/01/2030            1,500,000
      3,950,000  WASHINGTON STATE HOUSING FINANCE COMMISSION PARK VISTA
                 RETIREMENT PROJECT A (MFHR, BANK OF AMERICA NA LOC) SS.+/-           3.69          03/01/2041            3,950,000
        310,000  WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A (LEASE
                 REVENUE, BANK OF AMERICA NA LOC) SS.+/-                              3.51          01/01/2036              310,000

                                                                                                                         31,010,000
                                                                                                                    ---------------

WEST VIRGINIA - 3.57%
     17,800,000  MARION COUNTY WV COMMISSION SOLID WASTE DISPOSAL FACILITIES
                 GRANT TOWN PROJECT A (OTHER REVENUE, DEUTSCHE BANK AG LOC) SS.+/-    3.25          10/01/2017           17,800,000
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                  INTEREST RATE     MATURITY DATE           VALUE
WISCONSIN - 2.86%
$     1,685,000  ASHWAUBENON WI VALLEY PACKAGING SUPPLY COMPANY (IDR) SS.+/-          3.64%         05/01/2020      $     1,685,000
      1,105,000  MIDDLETON WI FRISTAM PUMPS INCORPORATED PROJECT (IDR) SS.+/-         3.64          05/01/2020            1,105,000
      3,500,000  MILWAUKEE WI RDA DEVELOPMENT HELWIG CARBON PRODUCTS SERIES A
                 (IDR) SS.+/-                                                         3.64          11/01/2028            3,500,000
      3,300,000  NEW LONDON WI WOHLT CHEESE CORPORATION PROJECT (IDR) SS.+/-          3.64          07/01/2021            3,300,000
      3,400,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                 OWNERSHIP SERIES I (HOUSING REVENUE, FIRST SECURITY BANK
                 LOC) SS.+/-                                                          3.25          09/01/2032            3,400,000
      1,265,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 AURORA HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE,
                 MARSHALL & ISLEY BANK LOC) SS.+/-                                    3.58          04/01/2028            1,265,000

                                                                                                                         14,255,000
                                                                                                                    ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $452,079,041)                                                                       452,079,041
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $491,953,041)*                                     98.63%                                                     $   491,953,041

OTHER ASSETS AND LIABILITIES, NET                         1.37                                                            6,828,703
                                                       -------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   498,781,744
                                                       -------                                                      ---------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


7
S

WELLS FARGO ADVANTAGE LIQUIDITY                      PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE           VALUE
AGENCY NOTES - INTEREST BEARING - 0.58%
$    15,000,000  FHLB                                                                 4.00%        08/18/2006     $    15,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $15,000,000)                                                               15,000,000
                                                                                                                  ---------------

ASSET BACKED SECURITIES - 0.33%
      6,000,000  CAPITAL ONE AUTO FINANCE TRUST                                       5.12         05/15/2007           6,000,000
      1,697,256  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22         11/15/2006           1,697,256
        813,962  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17         11/09/2006             813,962

TOTAL ASSET BACKED SECURITIES (COST $8,511,218)                                                                         8,511,218
                                                                                                                  ---------------

CERTIFICATES OF DEPOSIT - 2.75%
     10,000,000  BARCLAYS BANK PLC+/-                                                 4.14         09/20/2006          10,000,000
     17,000,000  BNP PARIBAS LONDON+/-                                                4.92         11/07/2006          17,000,000
     15,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                       4.18         09/22/2006          15,000,000
     29,000,000  DEXIA CREDIT LOCAL DE FRANCE+/-                                      4.98         07/13/2006          29,000,167

TOTAL CERTIFICATES OF DEPOSIT (COST $71,000,167)                                                                       71,000,167
                                                                                                                  ---------------

COMMERCIAL PAPER - 36.08%
     25,355,000  AMSTEL FUNDING CORPORATION++^                                        5.12         08/22/2006          25,059,304
     30,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED++^                              4.91         07/10/2006          29,840,425
     15,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                 5.07         01/23/2007          15,000,000
     10,000,000  BHP BILLITON FINANCE USA LIMITED++^                                  5.02         07/06/2006           9,951,195
     20,000,000  BUCKINGHAM CDO LLC++^                                                5.05         06/26/2006          19,929,861
     15,000,000  CAIRN HIGH GRADE I LLC++^                                            4.87         06/05/2006          14,991,892
     20,000,000  CAIRN HIGH GRADE I LLC++^                                            5.11         08/23/2006          19,764,372
     20,000,000  CC USA INCORPORATED++^                                               5.11         08/21/2006          19,770,050
     10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.99         07/18/2006           9,934,853
     25,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     5.10         08/16/2006          24,730,833
     25,000,000  CHARTA LLC++^                                                        5.04         07/11/2006          24,860,000
     20,000,000  CHARTA LLC++^                                                        5.10         08/03/2006          19,821,500
     27,500,000  CHARTA LLC++^                                                        5.12         08/24/2006          27,171,467
     25,000,000  CRC FUNDING LLC++^                                                   5.08         07/26/2006          24,805,972
     27,500,000  CRC FUNDING LLC++^                                                   5.09         07/26/2006          27,286,149
     20,000,000  CULLINAN FINANCE CORPORATION++^                                      4.77         06/29/2006          19,925,800
     20,000,000  DEER VALLEY FUNDING LLC++^                                           5.09         07/24/2006          19,850,128
     27,755,000  DEER VALLEY FUNDING LLC++^                                           5.14         08/21/2006          27,434,013
     15,000,000  DORADA FINANCE INCORPORATED++^                                       5.11         08/25/2006          14,819,021
     20,000,000  EUREKA SECURITIZATION INCORPORATED++^                                4.85         06/07/2006          19,983,833
     10,000,000  EUREKA SECURITIZATION INCORPORATED++^                                4.97         06/14/2006           9,982,053
     20,000,000  FCAR OWNER TRUST SERIES I^                                           4.53         06/07/2006          19,984,900
      7,000,000  FIVE FINANCE INCORPORATED++^                                         4.91         07/05/2006           6,967,540
     20,000,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                    5.10         07/27/2006          19,841,333
     59,146,000  GEORGE STREET FINANCE LLC++^                                         4.96         07/12/2006          58,811,891
     20,000,000  GOVCO INCORPORATED++^                                                4.75         06/05/2006          19,989,445
      5,000,000  GRAMPIAN FUNDING LLC++^                                              5.11         08/24/2006           4,940,383
     10,242,000  IOWA STUDENT LOAN LIQUIDITY COMPANY SERIES A^                        5.02         06/07/2006          10,233,431
     22,000,000  IRISH LIFE & PERMANENT++^                                            4.89         06/28/2006          21,919,315
     25,000,000  KLIO FUNDING CORPORATION++^                                          5.12         08/24/2006          24,701,333
     20,000,000  LEGACY CAPITAL LLC++^                                                4.77         06/05/2006          19,989,400
     55,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                              5.04         06/07/2006          54,953,800
     10,000,000  LIBERTY STREET FUNDING COMPANY++^                                    4.89         06/30/2006           9,960,608
     26,000,000  MORGAN STANLEY+/-                                                    5.12         07/11/2006          26,000,000
     25,000,000  NEWPORT FUNDING CORPORATION++^                                       5.11         08/23/2006          24,705,465
     20,451,000  NIEUW AMSTERDAM RECEIVABLES CORPORATION++^                           4.87         06/23/2006          20,390,136
     10,000,000  NORTH SEA FUNDING LLC++^                                             5.05         07/31/2006           9,915,833
     10,000,000  PICAROS FUNDING LLC++^                                               4.90         06/12/2006           9,985,028
     20,000,000  SWISS RE FINANCIAL PRODUCTS++^                                       4.69         06/13/2006          19,968,733
     22,722,000  THUNDER BAY FUNDING LLC++^                                           4.98         06/01/2006          22,722,000
     15,000,000  TIERRA ALTA FUNDING++^                                               4.91         06/14/2006          14,973,404
     25,000,000  VERSAILLES CDS LLC++^                                                4.98         06/01/2006          25,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                      PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE           VALUE
COMMERCIAL PAPER (CONTINUED)
$    10,000,000  VERSAILLES CDS LLC++^                                                4.94%        06/19/2006     $      9,975,300
     10,000,000  VERSAILLES CDS LLC++^                                                4.98         07/17/2006            9,936,367
     22,507,000  WHITE PINE FINANCE LLC++^                                            4.91         07/05/2006           22,402,630
     20,000,000  WHITE PINE FINANCE LLC++^                                            4.91         07/25/2006           19,852,700

TOTAL COMMERCIAL PAPER (COST $933,033,696)                                                                             933,033,696
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 1.14%
     20,500,000  AMERICAN EXPRESS CENTURION+/-                                        5.05         05/22/2007           20,500,000
      9,000,000  LASALLE NATIONAL BANK+/-                                             4.24         07/26/2006            9,001,803

TOTAL CORPORATE BONDS & NOTES (COST $29,501,803)                                                                        29,501,803
                                                                                                                  ----------------

MUNICIPAL BONDS & NOTES - 0.75%
      7,000,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
                 REVENUE YALE UNIVERSITY SERIES Y-3 (COLLEGE & UNIVERSITY
                 REVENUE) SS.+/-                                                      3.45         07/01/2035            6,999,650
     12,500,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                 OBLIGATION - STATES, TERRITORIES LOC) SS.+/-                         5.10         11/01/2028           12,500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $19,499,650)                                                                        19,499,650
                                                                                                                  ----------------

EXTENDABLE BONDS - 9.16%
     10,000,000  3M COMPANY++                                                         5.65         12/12/2006           10,044,163
     10,000,000  AMERICAN GENERAL FINANCE+/-++                                        5.11         06/15/2007           10,000,283
     20,500,000  BANK OF IRELAND+/-++                                                 5.05         06/20/2007           20,500,000
     29,000,000  DNB NORSKE BANK ASA+/-++                                             5.08         06/25/2007           29,000,000
     32,400,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.18         05/09/2007           32,421,569
     14,000,000  IRISH LIFE & PERMANENT+/-++                                          5.08         06/22/2007           14,000,000
     17,000,000  ISLANDS BANK+/-++                                                    5.13         04/22/2007           17,000,000
     11,000,000  KAUPTHING BANK+/-++                                                  5.14         03/20/2007           11,000,000
     12,000,000  MERCK & COMPANY INCORPORATED+/-++                                    4.52         02/22/2007           11,954,962
     15,000,000  MORGAN STANLEY+/-                                                    5.15         05/03/2007           15,000,000
      8,000,000  NORDEA BANK AB+/-++                                                  5.06         06/08/2007            8,000,000
     21,000,000  NORDEA BANK AB+/-++                                                  5.06         06/11/2007           21,000,000
     19,000,000  NORTHERN ROCK PLC+/-++                                               4.94         04/09/2007           19,001,866
     15,000,000  NORTHERN ROCK PLC+/-++                                               5.08         05/03/2007           15,000,000
      3,000,000  PREMIUM ASSET TRUST+/-++                                             5.09         03/15/2007            3,000,000

TOTAL EXTENDABLE BONDS (COST $236,922,843)                                                                             236,922,843
                                                                                                                  ----------------

MEDIUM TERM NOTES - 13.43%
     50,000,000  AMERICAN EXPRESS BANK FSB+/-                                         5.05         06/29/2006           49,999,253
      6,000,000  AMERICAN HONDA FINANCE+/-++                                          5.12         05/11/2007            5,999,433
     11,000,000  ASIF GLOBAL FINANCING+/-++                                           5.17         05/03/2007           11,006,265
     20,000,000  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.06         12/11/2006           19,998,948
     33,600,000  BANK OF AMERICA SECURITIESss.+/-                                     5.13         09/09/2034           33,600,000
      7,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.23         08/28/2006            7,000,000
     24,800,000  BEAR STEARNS COMPANIES INCORPORATEDss.        +/-                    5.18         09/09/2099           24,800,000
     43,000,000  BNP PARIBAS NEW YORK BRANCH SERIES YCD+/-                            5.02         06/19/2006           42,999,525
      7,000,000  CHEYNE FINANCE LLC+/-++                                              5.15         05/21/2007            6,998,831
      7,000,000  CHEYNE FINANCE LLC+/-++                                              5.17         05/24/2007            6,998,653
     13,000,000  CULLINAN FINANCE CORPORATION+/-++                                    5.13         05/21/2007           12,998,746
     35,000,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.04         12/20/2006           34,995,936
     30,000,000  HARRIER FINANCE FUNDING LLC+/-++                                     5.13         05/15/2007           29,995,575
     10,000,000  JACKSON NATIONAL LIFE FUNDING (INSURANCE CARRIERS)+/-++              5.15         04/20/2007           10,007,813
      4,000,000  LIBERTY LIGHT US CAPITAL+/-++                                        5.06         03/15/2007            4,004,925
     13,000,000  LIQUID FUNDING LIMITED+/-++                                          5.08         09/29/2006           13,000,000
     10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     5.10         04/07/2007           10,000,000
     10,000,000  SEDNA FINANCE INCORPORATED+/-++                                      5.18         05/30/2007            9,998,959

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LIQUIDITY                      PORTFOLIO OF INVESTMENTS --
RESERVE MONEY MARKET FUND                               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MEDIUM TERM NOTES (CONTINUED)
$    13,000,000  TANGO FINANCE CORPORATION+/-++                                       5.17%        05/24/2007     $     12,998,729

TOTAL MEDIUM TERM NOTES (COST $347,401,591)                                                                            347,401,591
                                                                                                                  ----------------

PROMISSORY NOTES - 3.40%
     72,900,000  CITIGROUP GLOBAL SS._+/-                                             5.13         09/09/2099           72,900,000
     15,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                                5.16         01/26/2007           15,000,000

TOTAL PROMISSORY NOTES (COST $87,900,000)                                                                               87,900,000
                                                                                                                  ----------------

TIME DEPOSITS - 18.10%
     13,000,000  ALLIED IRISH BANKS PLC                                               5.03         06/06/2006           13,000,000
     65,000,000  CALYON                                                               5.08         06/01/2006           65,000,000
     17,000,000  DEUTSCHE BANK CAYMAN                                                 5.02         06/02/2006           17,000,000
     54,000,000  DEXIA BANK SA BRUSSELS                                               5.02         06/02/2006           54,000,000
     65,000,000  FORTIS BANK NV-SA                                                    5.08         06/01/2006           65,000,000
     65,000,000  ING BANK NV AMSTERDAM                                                5.08         06/01/2006           65,000,000
     66,000,000  NATEXIS BANQUES POPULAIR                                             5.02         06/06/2006           66,000,000
     64,000,000  RABOBANK LONDON                                                      5.01         06/01/2006           64,000,000
     39,000,000  SOCIETE GENERALE CANADA                                              5.09         06/01/2006           39,000,000
     20,000,000  SOCIETE GENERALE CAYMAN                                              5.03         06/07/2006           20,000,000

TOTAL TIME DEPOSITS (COST $468,000,000)                                                                                468,000,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 15.27%
    163,771,753  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $163,794,681)                             5.04         06/01/2006          163,771,753
     65,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $65,009,100)                   5.04         06/01/2006           65,000,000
      5,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $5,000,706)                    5.08         06/01/2006            5,000,000
     39,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $39,005,493)             5.07         06/01/2006           39,000,000
     57,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $57,008,028)                   5.07         06/01/2006           57,000,000
     65,000,000  UBS SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $65,009,100)                              5.04         06/01/2006           65,000,000

TOTAL REPURCHASE AGREEMENTS (COST $394,771,753)                                                                        394,771,753
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,611,542,721)*                                  100.99%                                                   $  2,611,542,721

OTHER ASSETS AND LIABILITIES, NET                        (0.99)                                                        (25,575,811)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $  2,585,966,910
                                                       -------                                                    ----------------

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 0.76%
$    30,000,000  FHLB                                                                 4.00%        08/18/2006     $     30,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $30,000,000)                                                                30,000,000
                                                                                                                  ----------------

ASSET BACKED SECURITIES - 0.26%
      5,000,000  CAPITAL ONE AUTO FINANCE TRUST SERIES 2006-A                         5.12         05/15/2007            5,000,000
      3,583,096  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22         11/15/2006            3,583,096
      1,627,924  USAA AUTO OWNER TRUST SERIES 2005-3                                  4.17         11/09/2006            1,627,924

TOTAL ASSET BACKED SECURITIES (COST $10,211,020)                                                                        10,211,020
                                                                                                                  ----------------

CERTIFICATES OF DEPOSIT - 3.16%
     65,000,000  BARCLAYS BANK PLC+/-                                                 4.14         09/20/2006           65,000,000
     45,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                       4.18         09/22/2006           45,000,000
     15,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                        4.99         10/04/2006           14,998,840

TOTAL CERTIFICATES OF DEPOSIT (COST $124,998,840)                                                                      124,998,840
                                                                                                                  ----------------

COMMERCIAL PAPER - 58.76%
    110,000,000  AEGON NV++^                                                          5.00         06/06/2006          109,923,611
     33,428,000  ATLANTIC ASSET SECURITIZATION CORPORATION++^                         5.01         06/08/2006           33,395,436
    110,000,000  ATOMIUM FUNDING LLC++^                                               5.03         06/05/2006          109,938,522
    113,466,000  BARTON CAPITAL LLC++^                                                5.00         06/09/2006          113,339,927
    110,000,000  BASF CORPORATION++^                                                  5.02         06/09/2006          109,877,289
     25,000,000  CAIRN HIGH GRADE I LLC++^                                            5.03         06/09/2006           24,972,056
     50,000,000  CANCARA ASSET SECURITIZATION LIMITED++^                              5.01         06/01/2006           50,000,000
     43,792,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.82         06/06/2006           43,762,684
     33,911,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     5.02         06/12/2006           33,858,984
     92,000,000  CHARTA LLC++^                                                        5.02         06/21/2006           91,743,422
     53,380,000  CHEYNE FINANCE LLC++^                                                5.03         06/19/2006           53,245,749
    110,000,000  CLIPPER RECEIVABLES COMPANY LLC++^                                   5.00         06/08/2006          109,893,056
    109,584,000  CONCORD MINUTEMEN CAPITAL COMPANY++^                                 5.01         06/08/2006          109,477,247
    110,000,000  DEXIA DELAWARE LLC^                                                  4.99         06/01/2006          110,000,000
     50,000,000  GALLEON CAPITAL LLC++^                                               5.00         06/07/2006           49,958,333
     60,000,000  GALLEON CAPITAL LLC++^                                               5.01         06/07/2006           59,949,900
     30,000,000  GEMINI SECURITIZATION LLC++^                                         5.01         06/05/2006           29,983,300
     25,000,000  GEMINI SECURITIZATION LLC++^                                         5.01         06/08/2006           24,975,646
     51,908,000  GEORGE STREET FINANCIAL LLC++^                                       5.03         06/08/2006           51,857,231
     29,628,000  JUPITER SECURITIZATION CORPORATION++^                                5.02         06/13/2006           29,578,422
      8,000,000  LEXINGTON PARKER CAPITAL++^                                          5.04         06/07/2006            7,993,280
    110,000,000  LEXINGTON PARKER CAPITAL++^                                          5.02         06/14/2006          109,800,594
     55,000,000  LIBERTY STREET FUNDING COMPANY++^                                    5.01         06/13/2006           54,908,150
     20,000,000  LIQUID FUNDING LIMITED+/-++                                          5.07         09/15/2006           20,000,000
     75,000,000  MORGAN STANLEY^                                                      5.03         06/09/2006           74,916,167
     15,000,000  MORGAN STANLEY+/-                                                    5.12         07/11/2006           15,000,000
    110,000,000  MORTGAGE INTEREST NETWORKING TRUST SERIES PLUS^                      4.99         06/06/2006          109,923,764
     78,800,000  NETWORK RAIL CP FINANCE++^                                           5.00         06/16/2006           78,635,833
     17,012,000  NIEUW AMSTERDAM RECEIVABLES++^                                       5.02         06/01/2006           17,012,000
     50,113,000  NIEUW AMSTERDAM RECEIVABLES++^                                       5.01         06/02/2006           50,106,026
     24,108,000  NIEUW AMSTERDAM RECEIVABLES++^                                       5.01         06/06/2006           24,091,225
     32,156,000  REGENCY MARKETS #1 LLC++^                                            5.02         06/02/2006           32,151,516
     21,968,000  REGENCY MARKETS #1 LLC++^                                            5.03         06/20/2006           21,909,681
     47,705,000  SCALDIS CAPITAL LLC++^                                               5.01         06/02/2006           47,698,361
     20,000,000  THAMES ASSET GLOBAL SECURITIZATION++^                                5.01         06/06/2006           19,986,083
     31,011,000  THAMES ASSET GLOBAL SECURITIZATION++^                                5.01         06/15/2006           30,950,580
     85,947,000  THUNDER BAY FUNDING LLC++^                                           5.00         06/01/2006           85,947,000
     21,767,000  UBS FINANCE DELAWARE LLC^                                            4.99         06/02/2006           21,763,983
    100,000,000  VERSAILLES CDS LLC++^                                                5.02         06/07/2006           99,916,333
     20,788,000  WHISTLEJACKET CAPITAL LIMITED++^                                     5.05         06/20/2006           20,732,594
     31,331,000  YORKTOWN CAPITAL LLC++^                                              5.02         06/14/2006           31,274,204

TOTAL COMMERCIAL PAPER (COST $2,324,448,189)                                                                         2,324,448,189
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
EXTENDABLE BONDS - 3.91%
$     5,000,000  3M COMPANY++                                                         5.65%        12/12/2006     $      5,022,082
     15,000,000  AMERICAN GENERAL FINANCE+/-++                                        5.11         06/15/2007           15,000,000
     15,000,000  BANK OF IRELAND+/-++                                                 5.05         06/20/2007           15,000,000
      5,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.18         05/09/2007            5,000,000
     15,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         5.16         05/09/2007           15,000,000
     15,000,000  IRISH LIFE & PERMANENT+/-++                                          5.08         06/22/2007           15,000,000
     15,000,000  ISLANDS BANK+/-++                                                    5.13         04/22/2007           15,000,000
     15,000,000  MORGAN STANLEY+/-                                                    5.15         05/03/2007           15,000,000
     15,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     5.10         04/07/2007           15,000,000
     15,000,000  NORDEA BANK AB+/-++                                                  5.06         06/11/2007           15,000,000
     15,000,000  NORTHERN ROCK PLC+/-++                                               4.94         04/09/2007           15,000,000
     15,000,000  NORTHERN ROCK PLC+/-++                                               5.08         05/03/2007           15,000,000
      6,500,000  PREMIUM ASSET TRUST+/-++                                             5.09         03/15/2007            6,500,000

TOTAL EXTENDABLE BONDS (COST $154,522,082)                                                                             154,522,082
                                                                                                                  ----------------

MEDIUM TERM NOTES - 4.86%
      5,000,000  ASIF GLOBAL FINANCING+/-++                                           5.17         05/03/2007            5,002,848
     19,800,000  BANK OF AMERICA SECURITIES+/-@                                       5.13         09/09/2099           19,800,000
     16,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.23         08/28/2006           16,000,000
     14,600,000  BEAR STEARNS COMPANIES INCORPORATED+/-@                              5.18         09/09/2099           14,600,000
      9,000,000  CHEYNE FINANCE LLC+/-++                                              5.15         05/21/2007            8,998,496
      5,000,000  CHEYNE FINANCE LLC+/-++                                              5.17         05/24/2007            4,999,038
     15,000,000  CULLINAN FINANCE CORPORATION+/-++                                    5.13         05/21/2007           14,998,553
     15,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.04         12/15/2006           14,998,344
      3,000,000  KAUPTHING BANK HF SERIES MTN+/-++                                    5.14         03/20/2007            3,000,000
      5,000,000  LIBERTY LIGHT US CAPITAL+/-++                                        5.06         03/15/2007            5,006,157
     15,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-++                             5.11         11/01/2006           14,998,680
     30,000,000  LIQUID FUNDING LIMITED+/-++                                          5.08         09/29/2006           30,000,000
      4,000,000  MORGAN STANLEY+/-                                                    5.30         02/15/2007            4,004,445
     14,000,000  SEDNA FINANCE INCORPORATED+/-++                                      5.13         05/21/2007           13,998,478
     10,000,000  TANGO FINANCE CORPORATION+/-++                                       5.17         05/24/2007            9,999,022

TOTAL MEDIUM TERM NOTES (COST $192,404,061)                                                                            192,404,061
                                                                                                                  ----------------

MUNICIPAL BONDS & NOTES - 0.67%
      8,000,000  CALIFORNIA COMMUNITIES HFA LEASE REVENUE SERIES A
                 COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-@                    5.10         02/01/2007            8,000,000
     11,000,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
                 REVENUE YALE UNIVERSITY SERIES Y-3 (COLLEGE & UNIVERSITY
                 REVENUE)+/-@                                                         3.45         07/01/2035           10,999,450
      7,345,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                 OBLIGATION - STATES, TERRITORIES LOC)+/-@                            5.10         11/01/2028            7,345,000

TOTAL MUNICIPAL BONDS & NOTES (COST $26,344,450)                                                                        26,344,450
                                                                                                                  ----------------

PROMISSORY NOTES - 1.44%
     42,200,000  CITIGROUP GLOBAL+/-@                                                 5.13         09/09/2099           42,200,000
     15,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-++                                5.16         01/26/2007           15,000,000

TOTAL PROMISSORY NOTES (COST $57,200,000)                                                                               57,200,000
                                                                                                                  ----------------

TIME DEPOSITS - 19.39%
     19,000,000  ALLIED IRISH BANKS PLC                                               5.03         06/06/2006           19,000,000
     98,000,000  CALYON                                                               5.08         06/01/2006           98,000,000
     24,000,000  DEUTSCHE BANK CAYMAN                                                 5.02         06/02/2006           24,000,000
     78,000,000  DEXIA BANK SA BRUSSELS                                               5.02         06/02/2006           78,000,000
     98,000,000  FORTIS BANK NV-SA                                                    5.08         06/01/2006           98,000,000
     98,000,000  ING BANK NV AMSTERDAM                                                5.08         06/01/2006           98,000,000
     97,000,000  NATEXIS BANQUES POPULAIR                                             5.02         06/06/2006           97,000,000
     92,000,000  RABOBANK LONDON                                                      5.01         06/01/2006           92,000,000
    104,000,000  SOCIETE GENERALE CAYMAN                                              5.03         06/07/2006          104,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND       MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
TIME DEPOSITS (continued)
$    59,000,000  SOCIETE GENERALE(CANADA)                                             5.09%        06/01/2006     $     59,000,000

TOTAL TIME DEPOSITS (COST $767,000,000)                                                                                767,000,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 8.28%
     97,684,781  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $97,698,457)                              5.04         06/01/2006           97,684,781
     77,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $77,010,866)                   5.08         06/01/2006           77,000,000
     59,000,000  CREDIT SUISSE FIRST BOSTON CORPORATION - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $59,008,309)             5.07         06/01/2006           59,000,000
     94,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $94,013,238)                   5.07         06/01/2006           94,000,000

TOTAL REPURCHASE AGREEMENTS (COST $327,684,781)                                                                        327,684,781
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $4,014,813,423)*                                  101.49%                                                   $  4,014,813,423

OTHER ASSETS AND LIABILITIES, NET                        (1.49)                                                        (59,066,749)
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $  3,955,746,674
                                                       -------                                                    ----------------

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
AGENCY NOTES - INTEREST BEARING - 0.78%
$    20,000,000  FHLB                                                                 4.00%        08/18/2006     $     20,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,000,000)                                                                20,000,000
                                                                                                                  ----------------

ASSET BACKED SECURITIES - 0.38%
      7,000,000  CAPITAL ONE AUTO FINANCE TRUST                                       5.12         05/15/2007            7,000,000
      1,791,548  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-5                     4.22         11/15/2006            1,791,548
        813,962  USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A1                         4.17         11/09/2006              813,962

TOTAL ASSET BACKED SECURITIES (COST $9,605,510)                                                                          9,605,510
                                                                                                                  ----------------

CERTIFICATES OF DEPOSIT - 4.03%
     45,000,000  BARCLAYS BANK PLC+/-                                                 4.14         09/20/2006           45,000,000
     18,000,000  BNP PARIBAS LONDON+/-                                                4.92         11/07/2006           18,000,000
      5,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK SERIES YCD                       4.18         09/22/2006            5,000,000
     20,000,000  DEXIA BANK SA BRUSSELS+/-                                            4.98         07/13/2006           20,000,115
     15,000,000  ROYAL BANK OF SCOTLAND NEW YORK SERIES YCD+/-                        4.99         10/04/2006           14,998,840

TOTAL CERTIFICATES OF DEPOSIT (COST $102,998,955)                                                                      102,998,955
                                                                                                                  ----------------

COMMERCIAL PAPER - 34.98%
     20,000,000  AMSTEL FUNDING CORPORATION++^                                        5.07         08/15/2006           19,788,750
     28,000,000  AMSTEL FUNDING CORPORATION++^                                        5.12         08/22/2006           27,673,458
     38,750,000  ATLANTIS ONE FUNDING++^                                              4.98         10/05/2006           38,074,588
     15,000,000  BEAR STEARNS COMPANY INCORPORATED+/-                                 5.07         01/23/2007           15,000,000
     15,000,000  BHP BILLITON FINANCE USA LIMITED++^                                  5.02         07/06/2006           14,926,792
     19,000,000  CAIRN HIGH GRADE I LLC++^                                            5.12         07/26/2006           18,851,378
     26,500,000  CC USA INCORPORATED++^                                               5.11         08/21/2006           26,195,316
     20,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.77         06/06/2006           19,986,750
     20,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.85         06/12/2006           19,970,361
     10,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     4.99         07/18/2006            9,934,853
     25,000,000  CEDAR SPRINGS CAPITAL COMPANY++^                                     5.10         08/16/2006           24,730,833
     35,000,000  CHARTA LLC++^                                                        5.10         08/03/2006           34,687,625
     30,000,000  CHARTA LLC++^                                                        5.12         08/24/2006           29,641,600
     30,000,000  CRC FUNDING LLC++^                                                   5.09         07/26/2006           29,766,708
     25,000,000  CROWN POINT CAPITAL COMPANY++^                                       5.05         07/14/2006           24,849,201
     15,000,000  CULLINAN FINANCE CORPORATION++^                                      4.77         06/29/2006           14,944,350
     20,000,000  DEER VALLEY FUNDING LLC++^                                           5.09         07/17/2006           19,869,922
     75,000,000  DNB NORSKE BANK ASA^                                                 4.98         10/05/2006           73,692,750
     25,000,000  EUREKA SECURITIZATION INCORPORATED++^                                4.97         06/14/2006           24,955,132
     25,000,000  FCAR OWNER TRUST SERIES I^                                           4.53         06/07/2006           24,981,125
     20,000,000  FIVE FINANCE INCORPORATED++^                                         5.11         08/25/2006           19,758,694
     23,628,000  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++^                    5.10         07/27/2006           23,440,551
     12,837,000  FOX TROT CDO LIMITED++^                                              5.14         08/31/2006           12,670,212
     30,000,000  GOVCO INCORPORATED++^                                                4.75         06/05/2006           29,984,167
     15,000,000  IOWA STUDENT LOAN LIQUIDITY COMPANY^                                 5.02         06/07/2006           14,987,450
     26,938,000  KLIO FUNDING CORPORATION++^                                          4.83         06/13/2006           26,894,630
     20,000,000  KLIO II FUNDING CORPORATION++^                                       5.05         06/27/2006           19,927,056
     25,000,000  LEGACY CAPITAL LLC++^                                                4.77         06/05/2006           24,986,750
     55,000,000  LEXINGTON PARKER CAPITAL CORPORATION++^                              5.04         06/07/2006           54,953,800
     28,500,000  MORGAN STANLEY+/-                                                    5.12         07/11/2006           28,500,000
     25,000,000  NEWPORT FUNDING CORPORATION++^                                       5.11         08/23/2006           24,705,465
     25,000,000  VERSAILLES CDS LLC++^                                                4.94         06/19/2006           24,938,250
     26,423,000  WESTPAC BANKING CORPORATION++^                                       4.75         06/30/2006           26,321,895
     50,000,000  WHITE PINE FINANCE LLC++^                                            4.92         07/28/2006           49,610,500

TOTAL COMMERCIAL PAPER (COST $894,200,912)                                                                             894,200,912
                                                                                                                  ----------------

CORPORATE BONDS & NOTES - 1.76%
     45,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                 4.98         06/02/2006           45,000,116

TOTAL CORPORATE BONDS & NOTES (COST $45,000,116)                                                                        45,000,116
                                                                                                                  ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
MUNICIPAL BONDS & NOTES - 0.80%
$     7,000,000  CONNECTICUT STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITIES
                 REVENUE YALE UNIVERSITY SERIES Y-3 (COLLEGE & UNIVERSITY
                 REVENUE)@+/-                                                         3.45%        07/01/2035     $      6,999,650
     13,500,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL
                 OBLIGATION - STATES, TERRITORIES LOC)@+/-                            5.10         11/01/2028           13,500,000

TOTAL MUNICIPAL BONDS & NOTES (COST $20,499,650)                                                                        20,499,650
                                                                                                                  ----------------

EXTENDABLE BONDS - 10.84%
     15,000,000  3M COMPANY++                                                         5.65         12/12/2006           15,066,244
      5,000,000  AMERICAN GENERAL FINANCE+/-++                                        5.11         06/15/2007            5,000,000
     22,000,000  BANK OF IRELAND+/-++                                                 5.05         06/20/2007           22,000,000
     20,000,000  COMMONWEALTH BANK AUSTRIA+/-++                                       5.05         04/24/2007           20,000,000
     25,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.18         05/09/2007           25,000,000
     10,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                              5.18         05/09/2007           10,017,395
     30,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                         5.16         05/09/2007           30,000,000
     18,000,000  IRISH LIFE & PERMANENT+/-++                                          5.08         06/22/2007           18,000,000
     10,000,000  IRISH LIFE & PERMANENT+/-++                                          5.08         06/22/2007           10,000,110
     20,000,000  ISLANDS BANK+/-++                                                    5.13         04/22/2007           20,000,000
     15,000,000  KAUPTHING BANK+/-++                                                  5.14         03/20/2007           15,000,000
     13,000,000  MERCK & COMPANY INCORPORATED+/-++                                    4.52         02/22/2007           12,951,209
     10,000,000  MORGAN STANLEY+/-                                                    5.15         05/03/2007           10,000,000
     24,000,000  NORDEA BANK AB+/-++                                                  5.06         06/11/2007           24,000,000
     30,000,000  NORTHERN ROCK PLC+/-++                                               4.94         04/09/2007           30,002,073
     10,000,000  NORTHERN ROCK PLC+/-++                                               5.08         05/03/2007           10,000,000

TOTAL EXTENDABLE BONDS (COST $277,037,031)                                                                             277,037,031
                                                                                                                  ----------------

MEDIUM TERM NOTES - 14.43%
     12,000,000  ASIF GLOBAL FINANCING+/-++                                           5.17         05/03/2007           12,006,835
     30,000,000  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.06         12/11/2006           29,998,422
     35,900,000  BANK OF AMERICA SECURITIES@+/-                                       5.13         09/09/2034           35,900,000
      9,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-                               5.23         08/28/2006            9,000,000
     27,900,000  BEAR STEARNS COMPANIES INCORPORATED@+/-                              5.18         09/09/2049           27,900,000
      8,000,000  CHEYNE FINANCE LLC+/-++                                              5.15         05/21/2007            7,998,663
      7,500,000  CHEYNE FINANCE LLC+/-++                                              5.17         05/24/2007            7,498,556
     16,000,000  CULLINAN FINANCE CORPORATION+/-++                                    5.13         05/21/2007           15,998,457
     39,500,000  CULLINAN FINANCE CORPORATION SERIES MTN+/-++                         5.04         12/20/2006           39,495,413
     37,540,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                  5.28         10/27/2006           37,566,292
     34,500,000  HARRIER FINANCE FUNDING LLC+/-++                                     5.13         05/15/2007           34,494,912
     20,000,000  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.04         12/15/2006           19,997,793
      5,000,000  LIBERTY LIGHT US CAPITAL+/-++                                        5.06         03/15/2007            5,006,157
     17,000,000  LIQUID FUNDING LIMITED+/-++                                          5.08         09/29/2006           17,000,000
     10,475,000  MORGAN STANLEY+/-                                                    5.30         02/15/2007           10,486,641
     10,000,000  NATIONWIDE BUILDING SOCIETY+/-++                                     5.10         04/07/2007           10,000,000
     25,000,000  NORTHERN ROCK PLC+++/-                                               5.13         10/20/2006           25,006,469
      7,500,000  SEDNA FINANCE INCORPORATED+++/-                                      5.18         05/30/2007            7,499,219
     16,000,000  TANGO FINANCE CORPORATION+++/-                                       5.17         05/24/2007           15,998,435

TOTAL MEDIUM TERM NOTES (COST $368,852,264)                                                                            368,852,264
                                                                                                                  ----------------

PROMISSORY NOTES - 3.78%
     76,600,000  CITIGROUP GLOBAL@+/-                                                 5.13         09/09/2049           76,600,000
     20,000,000  GOLDMAN SACHS GROUP INCORPORATED+++/-                                5.16         01/26/2007           20,000,000

TOTAL PROMISSORY NOTES (COST $96,600,000)                                                                               96,600,000
                                                                                                                  ----------------

TIME DEPOSITS - 19.52%
     14,000,000  ALLIED IRISH BANKS PLC                                               5.03         06/06/2006           14,000,000
     67,000,000  CALYON                                                               5.08         06/01/2006           67,000,000
     17,000,000  DEUTSCHE BANK CAYMAN                                                 5.02         06/02/2006           17,000,000
     58,000,000  DEXIA BANK SA BRUSSELS                                               5.02         06/02/2006           58,000,000
     67,000,000  FORTIS BANK NV-SA                                                    5.08         06/01/2006           67,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE   MATURITY DATE          VALUE
TIME DEPOSITS (continued)
$    67,000,000  ING BANK NV AMSTERDAM                                                5.08%        06/01/2006     $     67,000,000
     69,000,000  NATEXIS BANQUES POPULAIR                                             5.02         06/06/2006           69,000,000
     10,000,000  NATIONAL CITY BANK                                                   5.03         06/01/2006           10,000,000
     70,000,000  RABOBANK LONDON                                                      5.01         06/01/2006           70,000,000
     39,000,000  SOCIETE GENERALE CANADA                                              5.09         06/01/2006           39,000,000
     21,000,000  SOCIETE GENERALE CAYMAN                                              5.03         06/07/2006           21,000,000

TOTAL TIME DEPOSITS (COST $499,000,000)                                                                                499,000,000
                                                                                                                  ----------------

REPURCHASE AGREEMENTS - 8.48%
     58,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES(MATURITY VALUE $58,008,120)                               5.04         06/01/2006           58,000,000
     25,000,000  CITIGROUP GLOBAL MARKETS - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $25,003,507)                   5.05         06/01/2006           25,000,000
     39,000,000  CREDIT SUISSE FIRST BOSTON - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES(MATURITY VALUE $39,005,493)                    5.07         06/01/2006           39,000,000
     11,687,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $11,688,636)                   5.04         06/01/2006           11,687,000
     16,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES(MATURITY VALUE $16,002,253)                    5.07         06/01/2006           16,000,000
     67,000,000  UBS SECURITIES LLC - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES(MATURITY VALUE $67,009,380)                               5.04         06/01/2006           67,000,000

TOTAL REPURCHASE AGREEMENTS (COST $216,687,000)                                                                        216,687,000
                                                                                                                  ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,550,481,438)*                                   99.78%                                                   $  2,550,481,438

OTHER ASSETS AND LIABILITIES, NET                         0.22                                                           5,715,229
                                                       -------                                                    ----------------

TOTAL NET ASSETS                                        100.00%                                                   $  2,556,196,667

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - 10.26%
$     5,100,000  GOLDEN GATE BRIDGE                                                    3.44%        06/12/2006     $     5,100,000
      1,300,000  LOS ANGELES METROPOLITAN TRANSPORTATION                               3.44         06/12/2006           1,300,000
      2,000,000  LOS ANGELES METROPOLITAN TRANSPORTATION                               3.57         09/07/2006           2,000,000
      1,500,000  LOS ANGELES METROPOLITAN TRANSPORTATION                               3.59         09/07/2006           1,500,000
      2,000,000  PORT OF OAKLAND CA                                                    3.43         06/07/2006           2,000,000
      3,825,000  PORT OF OAKLAND CA                                                    3.45         06/07/2006           3,825,000
      4,450,000  PORT OF OAKLAND CA                                                    3.61         07/31/2006           4,450,000
      4,450,000  RIVERSIDE COUNTY TEETER FINANCE                                       3.58         08/03/2006           4,450,000
        570,000  SAN JOAQUIN TRANSPORTATION AUTHORITY                                  3.24         06/07/2006             570,000
      1,330,000  SAN JOSE CA FINANCING AUTHORITY                                       3.61         07/31/2006           1,330,000
      1,800,000  UNIVERSITY OF CALIFORNIA                                              3.47         06/06/2006           1,800,000
      4,400,000  UNIVERSITY OF CALIFORNIA                                              3.53         08/03/2006           4,400,000
      3,580,000  UNIVERSITY OF CALIFORNIA                                              3.56         08/16/2006           3,580,000
      3,105,000  UNIVERSITY OF CALIFORNIA                                              3.57         09/07/2006           3,105,000

TOTAL COMMERCIAL PAPER (COST $39,410,000)                                                                               39,410,000
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 93.63%

CALIFORNIA - 91.65%
      3,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)@+/-          3.47         07/15/2035           3,000,000
      3,100,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)@+/-                                             3.47         09/15/2032           3,100,000
      2,550,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)@+/-             3.47         03/15/2037           2,550,000
      2,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT FAMILY CORPORATIONS
                 CALIFORNIA BERKELEYAN PROJECT A (OTHER REVENUE, FNMA
                 INSURED)@+/-                                                          3.47         05/15/2033           2,000,000
      1,440,000  ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS
                 PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE
                 REVENUE SERIES G (LEASE REVENUE LOC, AMBAC INSURED)@+/-               3.56         08/01/2024           1,440,000
      2,100,000  ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORPORATION
                 CTFS PARTICIPATION REFINANCING PROJECT LEASE REVENUE (LEASE
                 REVENUE, KBC BANK NV LOC)@+/-                                         3.41         09/01/2019           2,100,000
      1,300,000  APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
                 (PROPERTY TAX REVENUE LOC)@+/-                                        3.50         08/01/2012           1,300,000
        250,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E2 (HOUSING
                 REVENUE)@+/-                                                          3.25         02/01/2035             250,000
      2,840,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING
                 REVENUE LOC)@+/-                                                      3.25         08/01/2036           2,840,000
      5,860,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A
                 (HFFA REVENUE, WACHOVIA BANK NA LOC)@+/-                              3.51         09/01/2025           5,860,000
      5,155,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B
                 (HFFA REVENUE, WACHOVIA BANK NA LOC)@+/-                              3.51         09/01/2025           5,155,000
      1,725,000  CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED   (HEALTH
                 FACILITIES FINANCING AUTHORITY REVENUE LOC)@+/-                       3.50         09/01/2028           1,725,000
        945,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR
                 FISH HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                3.26         09/01/2024             945,000
      2,750,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                 FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT REVENUE
                 LOC)@+/-                                                              3.47         07/01/2032           2,750,000
      1,955,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 SOUTHERN CALIFORNIA PUBLIC RADIO PROJECT (OTHER REVENUE,
                 ALLIED IRISH BANK PLC LOC)@+/-                                        3.54         09/01/2025           1,955,000
      1,840,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)                                  4.00         07/06/2006           1,841,980
      3,510,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)@+/-        3.16         07/01/2035           3,510,000
      1,250,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)@+/-        3.16         07/01/2033           1,250,000
      1,960,000  CALIFORNIA STATE DAILY KINDERGARTEN UNIVERSITY SERIES B3
                 (PROPERTY TAX REVENUE, CITIBANK NA LOC)@+/-                           3.52         12/01/2032           1,960,000
      1,975,000  CALIFORNIA STATE DWR CENTER VALLEY PROJECT SERIES 127 (WATER
                 REVENUE, FGIC INSURED)@+/-                                            3.50         12/01/2028           1,975,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     5,750,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES B2 (POWER
                 REVENUE, BNP PARIBAS LOC)@+/-                                         3.62%        05/01/2022     $     5,750,000
      3,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C15 (POWER
                 REVENUE, BANK OF NOVA SCOTIA LOC)@+/-                                 3.39         05/01/2022           3,000,000
      4,965,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)@+/-                                 3.43         05/01/2022           4,965,000
      2,490,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F3 (WATER
                 REVENUE, BANK OF NEW YORK LOC)@+/-                                    3.51         05/01/2021           2,490,000
        190,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES F4 (WATER
                 REVENUE, BANK OF AMERICA NA LOC)@+/-                                  3.51         05/01/2022             190,000
      1,700,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G1 (WATER
                 REVENUE)@+/-                                                          3.43         05/01/2011           1,700,000
      1,100,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G13 (WATER
                 REVENUE)@+/-                                                          3.43         05/01/2018           1,100,000
      4,060,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G4 (WATER
                 REVENUE, FIRST SECURITY BANK LOC)@+/-                                 3.46         05/01/2016           4,060,000
      7,635,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G5 (WATER
                 REVENUE, FIRST SECURITY BANK LOC)@+/-                                 3.35         05/01/2016           7,635,000
      4,750,000  CALIFORNIA STATE DWR POWER SUPPLY SUBSERIES G7 (WATER
                 REVENUE)@+/-                                                          3.36         05/01/2017           4,750,000
        990,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                3.50         01/01/2012             990,000
      3,430,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX
                 REVENUE LOC)@+/-                                                      3.12         07/01/2023           3,430,000
      1,080,000  CALIFORNIA STATE MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                 JPMC3 (OTHER REVENUE LOC)@+/-                                         3.52         06/01/2013           1,080,000
      5,165,000  CALIFORNIA STATE PUBLIC WORKS BOARD CTFS SERIES D (LEASE
                 REVENUE, AMBAC INSURED)@+/-                                           3.48         12/01/2019           5,165,000
      4,000,000  CALIFORNIA STATE RESOURCE RECOVERY RR II R 6013 (SALES TAX
                 REVENUE, FGIC INSURED)@+/-                                            3.50         07/01/2014           4,000,000
      6,900,000  CALIFORNIA STATE SERIES A SUBSERIES A1 (OTHER REVENUE, FORTIS
                 BANQUE LOC)@+/-                                                       3.10         05/01/2040           6,900,000
      4,865,000  CALIFORNIA STATE SERIES A SUBSERIES A2 (OTHER REVENUE, CALYON
                 BANK LOC)@+/-                                                         3.10         05/01/2040           4,865,000
     12,610,000  CALIFORNIA STATE SERIES B SUBSERIES B1 (OTHER REVENUE, BANK
                 OF AMERICA NA LOC)@+/-                                                3.38         05/01/2040          12,610,000
      3,160,000  CALIFORNIA STATE SERIES B SUBSERIES B6 (OTHER REVENUE, KBC
                 BANK NV LOC)@+/-                                                      3.50         05/01/2040           3,160,000
      6,435,000  CALIFORNIA STATE SERIES B3 (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)@+/-                                                  3.20         05/01/2033           6,435,000
      2,540,000  CALIFORNIA STATEWIDE CDA FOUNTAINS SEACLIFF APARTMENTS SERIES Y
                 (HOUSING REVENUE, FNMA INSURED)@+/-                                   3.48         10/15/2035           2,540,000
      1,195,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                 (MFHR, US BANK NA LOC)@+/-                                            3.59         11/01/2031           1,195,000
      3,200,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C@+/-                3.50         01/20/2031           3,200,000
      1,000,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                 (HOUSING REVENUE LOC)@+/-                                             3.54         12/01/2011           1,000,000
      4,660,000  CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS
                 SERIES A COLLATERALIZED BY FHLB (MFHR LOC)@+/-                        3.70         02/01/2028           4,660,000
      2,000,000  CALIFORNIA STATEWIDE CDA MFHR SERIES AA (HOUSING REVENUE
                 LOC)@+/-                                                              3.47         04/15/2035           2,000,000
      1,755,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT
                 COLLATERALIZED BY FNMA (MFHR LOC)@+/-                                 3.47         10/15/2026           1,755,000
      1,300,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                 SERIES H COLLATERALIZED BY FNMA (MFHR LOC)@+/-                        3.42         10/15/2029           1,300,000
      1,300,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                 REMARKETED 09/28/94 (MFHR LOC)@+/-                                    3.19         11/15/2022           1,300,000
        470,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)@+/-                       3.51         03/01/2011             470,000
      2,350,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER
                 REVENUE LOC)@+/-                                                      3.13         09/01/2025           2,350,000
      2,900,000  GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT (IDR LOC)@+/-         3.60         09/01/2007           2,900,000
      1,115,000  HILLSBOROUGH CA COP WATER & SEWER SYSTEMS PROJECTS SERIES A
                 (PROPERTY TAX REVENUE, JP MORGAN CHASE BANK LOC)@+/-                  3.48         06/01/2033           1,115,000
      7,030,000  IRVINE CA IMPROVEMENT BOARD ACT 1915 ASSESSMENT DISTRICT
                 #05-21 SERIES A (OTHER REVENUE, BANK OF NEW YORK LOC)@+/-             3.52         09/02/2031           7,030,000
      2,000,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C (HOUSING REVENUE LOC)@+/-                            3.42         12/01/2026           2,000,000
      1,000,000  LONG BEACH CA (HARBOR DEPARTMENT REVENUE, FGIC INSURED)@+/-           3.52         05/15/2017           1,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     1,580,000  LONG BEACH CA HARBOR REVENUE SERIES 418 (AIRPORT REVENUE LOC,
                 FGIC INSURED)@+/-                                                     3.50%        05/15/2020     $     1,580,000
        675,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                 REVENUE LOC)@+/-                                                      3.41         04/01/2030             675,000
      1,725,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING
                 REVENUE LOC)@+/-                                                      3.56         10/15/2038           1,725,000
      5,500,000  LOS ANGELES CA PA 554 (GENERAL OBLIGATION - STATES,
                 TERRITORIES, MERRILL LYNCH CAPITAL SERVICES LOC)@+/-                  3.51         09/01/2015           5,500,000
      5,500,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US
                 BANK NA LOC)@+/-                                                      3.36         07/01/2035           5,500,000
      4,100,000  LOS ANGELES CA SUBSERIES A7 (WATER REVENUE)@+/-                       3.38         07/01/2035           4,100,000
      2,710,000  LOS ANGELES CA USD SERIES 1179 (PROPERTY TAX REVENUE, MBIA
                 INSURED)@+/-                                                          3.51         07/01/2019           2,710,000
      2,350,000  LOS ANGELES CA USD TRAN SERIES A (OTHER REVENUE)                      4.25         10/18/2006           2,354,724
      5,200,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                 APARTMENTS-B (HOUSING REVENUE LOC)@+/-                                3.24         06/01/2010           5,200,000
      3,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)@+/-                  3.49         07/01/2016           3,000,000
     11,600,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                 (WATER REVENUE LOC)@+/-                                               3.43         07/01/2027          11,600,000
      5,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C3 (WATER REVENUE LOC)@+/-                             3.36         07/01/2030           5,000,000
      4,400,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                 SERIES SG 66 (ELECTRIC REVENUE LOC, MBIA INSURED)@+/-                 3.50         10/01/2015           4,400,000
      5,000,000  MT. DIABLO CA USD TRAN (PROPERTY TAX REVENUE)                         4.25         10/27/2006           5,025,201
      2,565,000  OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)@+/-           3.50         06/15/2012           2,565,000
      7,965,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                 SERIES C1 (LEASE REVENUE LOC)@+/-                                     3.23         02/01/2025           7,965,000
      1,745,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                 PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)@+/-                 3.42         12/01/2029           1,745,000
      6,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT NIGUEL SUMMIT 1 SERIES A
                 (HOUSING REVENUE)@+/-                                                 3.24         11/01/2009           6,400,000
      7,500,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                 LLOYDS TSB BANK PLC LOC)@+/-                                          3.14         08/01/2042           7,500,000
        640,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)@+/-                                                              3.51         09/01/2026             640,000
      3,040,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K (AIRPORT
                 REVENUE LOC, FGIC INSURED)@+/-                                        3.49         11/01/2021           3,040,000
      3,380,000  POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA
                 INSURED)@+/-                                                          3.51         02/01/2011           3,380,000
      2,290,000  REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)@+/-                3.41         10/15/2034           2,290,000
      6,320,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                 KBC BANK LOC (SPECIAL TAX REVENUE LOC)@+/-                            3.16         09/01/2014           6,320,000
      4,985,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX
                 REVENUE, AMBAC INSURED)@+/-                                           3.46         06/15/2021           4,985,000
      1,500,000  SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)         3.75         06/28/2006           1,501,276
      3,350,000  SACRAMENTO CA MUD FLOATER PA 1180 (UTILITIES REVENUE, FGIC
                 INSURED)@+/-                                                          3.51         02/15/2011           3,350,000
      3,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                 SERIES I (HOUSING REVENUE LOC)@+/-                                    3.47         05/15/2034           3,000,000
      3,225,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING (WATER &
                 SEWER REVENUE)@+/-                                                    3.50         12/01/2035           3,225,000
      5,000,000  SACRAMENTO COUNTY CA SANITATION DISTRICT FINANCING AUTHORITY
                 CLASS A (SEWER REVENUE, AMBAC INSURED)@+/-                            3.50         12/01/2035           5,000,000
     12,275,000  SACRAMENTO COUNTY CA TRAN SERIES A                                    4.00         07/10/2006          12,291,546
      2,755,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                 SERIES A (TAX REVENUE LOC)                                            4.00         07/14/2006           2,759,488
      4,485,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                 SERIES B (TAX REVENUE LOC)                                            4.00         07/14/2006           4,492,204
      1,760,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS B
                 (LEASE REVENUE, AMBAC INSURED)@+/-                                    3.52         02/15/2026           1,760,000
      5,000,000  SAN DIEGO CA USD SERIES PA 1245 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)@+/-                                                3.51         07/01/2011           5,000,000
      1,275,000  SAN DIEGO CA USD SERIES PA 804 (EDUCATIONAL FACILITIES
                 REVENUE LOC)@+/-                                                      3.51         07/01/2022           1,275,000
      1,998,000  SAN DIEGO COUNTY CA WATER AUTHORITY COP SERIES I (WATER
                 REVENUE, MBIA INSURED)@+/-                                            3.49         11/01/2010           1,998,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA (continued)
$     1,250,000  SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
                 (HOUSING REVENUE, CITIBANK NA LOC)@+/-                                3.22%        12/01/2033     $     1,250,000
      8,700,000  SAN JOSE CA CINNABAR COMMONS SERIES C (HOUSING REVENUE, BANK
                 OF AMERICA NA LOC)@+/-                                                3.41         02/01/2037           8,700,000
      2,280,000  SAN JOSE CA RDA SERIES 149 (TAX INCREMENTAL REVENUE, MBIA
                 INSURED)@+/-                                                          3.50         08/01/2027           2,280,000
      1,600,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION@+/-                   3.23         08/01/2035           1,600,000
      2,000,000  SAN MARCOS CA PUBLIC FACILITIES AUTHORITY (TAX INCREMENTAL
                 REVENUE, AMBAC INSURED)@+/-                                           3.50         08/01/2038           2,000,000
        300,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                 (MFHR LOC, FGIC INSURED)@+/-                                          3.52         11/15/2017             300,000
      1,690,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE, MBIA INSURED)@+/-                                            3.51         08/01/2025           1,690,000
      2,550,000  SONOMA COUNTY CA TRAN (OTHER REVENUE)                                 4.25         10/16/2006           2,562,554
      5,000,000  SOUTHERN CA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 (UTILITIES REVENUE, LLOYDS TSB BANK PLC LOC)@+/-                      3.14         07/01/2019           5,000,000
        800,000  TULARE CA LOCAL HEALTH CARE DISTRICT (HEALTHCARE FACILITIES
                 REVENUE, US BANK NA LOC)@+/-                                          3.54         12/01/2032             800,000
      3,200,000  UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A (HOUSING
                 REVENUE LOC)@+/-                                                      3.42         07/15/2029           3,200,000
      1,995,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC, MBIA
                 INSURED)@+/-                                                          3.46         09/01/2022           1,995,000
        385,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
                 REVENUE LOC)@+/-                                                      3.50         05/15/2033             385,000
      1,765,000  VICTORVILLE CA RDA SERIES 485 (TAX INCREMENTAL REVENUE, FIRST
                 SECURITY BANK LOC)@+/-                                                3.50         12/01/2019           1,765,000

                                                                                                                       351,976,973
                                                                                                                   ---------------

OTHER - 0.70%
      2,680,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES (OTHER
                 REVENUE LOC, FGIC INSURED)@+/-++                                      3.53         05/07/2008           2,680,000
                                                                                                                   ---------------

PUERTO RICO - 1.28%
      2,500,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (OTHER REVENUE
                 LOC)@+/-                                                              3.51         10/01/2034           2,500,000
      2,415,000  PUERTO RICO COMMONWEALTH (OTHER REVENUE, SCOTIABANK LOC)              4.50         07/28/2006           2,419,717

                                                                                                                         4,919,717
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $359,576,690)                                                                      359,576,690
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $398,986,690)*                                    103.89%                                                    $   398,986,690

OTHER ASSETS AND LIABILITIES, NET                        (3.89)                                                        (14,923,002)
                                                       -------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $   384,063,688
                                                       -------                                                     ---------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                    INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - 15.37%
$     1,475,000  HARRIS COUNTY TX SERIES B                                             3.60%        08/15/2006     $     1,475,000
      4,650,000  HARRIS COUNTY TX SERIES C                                             3.47         06/07/2006           4,650,000
        700,000  HARRIS COUNTY TX SERIES C                                             3.58         08/14/2006             700,000
      3,500,000  HARRIS COUNTY TX SERIES C                                             3.60         08/15/2006           3,500,000
      2,600,000  HARRIS COUNTY TX SERIES D                                             3.47         06/07/2006           2,600,000
      2,350,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES 1990                 3.58         08/17/2006           2,350,000
        718,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.42         06/07/2006             718,000
      2,500,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.58         08/17/2006           2,500,000
      1,000,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY SERIES NOTR                 3.53         09/13/2006           1,000,000
      1,831,000  JOHNS HOPKINS UNIVERSITY SERIES B                                     3.58         08/17/2006           1,831,000
      1,200,000  LAS VEGAS VALLEY WATER SERIES 04-A                                    3.42         06/07/2006           1,200,000
      2,460,000  LAS VEGAS VALLEY WATER SERIES 04-A                                    3.63         06/13/2006           2,460,000
      2,180,000  LAS VEGAS VALLEY WATER SERIES 04-A                                    3.60         08/17/2006           2,180,000
      1,900,000  MARYLAND HEALTH & HIGHER EDUCATION SERIES A                           3.60         09/07/2006           1,900,000
        650,000  MASSACHUSETTS HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 SERIES EE                                                             3.60         06/13/2006             650,000
      5,600,000  NORTH CAROLINA CAPITAL FACILITIES SERIES A1                           3.56         08/02/2006           5,600,000
      4,000,000  ROCHESTER MN HEALTH CARE SERIES 00-B                                  3.57         07/13/2006           4,000,000
      6,335,000  ROCHESTER MN HEALTH CARE SERIES 88-E                                  3.57         07/13/2006           6,335,000
      3,000,000  ROCHESTER MN HEALTH CARE SERIES 92-B                                  3.57         07/13/2006           3,000,000
      1,675,000  TEXAS PFA SERIES 02-A                                                 3.53         09/13/2006           1,675,000
      2,000,000  TEXAS PFA SERIES 2003                                                 3.60         08/15/2006           2,000,000
      2,700,000  UNIVERSITY OF CALIFORNIA SERIES A                                     3.56         08/17/2006           2,700,000
      4,100,000  UNIVERSITY OF MINNESOTA SERIES 05-A                                   3.44         07/24/2006           4,100,000
      3,080,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                   3.50         07/10/2006           3,080,000
      4,365,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                   3.58         08/03/2006           4,365,000
      2,800,000  UNIVERSITY OF TEXAS SYSTEM SERIES A                                   3.58         08/04/2006           2,800,000
        610,000  WAKE COUNTY NC                                                        3.65         02/05/2007             610,000

TOTAL COMMERCIAL PAPER (COST $69,979,000)                                                                               69,979,000
                                                                                                                   ---------------

MUNICIPAL BONDS & NOTES - 91.64%

ALABAMA - 4.65%
      6,000,000  BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT
                 HOUSING REVENUE (OTHER REVENUE LOC)@+/-                               3.47         07/01/2037           6,000,000
      5,205,000  COLUMBIA AL IDA SERIES B (PCR)@+/-                                    3.53         05/01/2022           5,205,000
      5,000,000  HEALTH CARE AUTHORITY FOR BAPTIST HEALTH ALABAMA SERIES A2
                 (OTHER REVENUE, GENERAL OBLIGATION OF AUTHORITY)@+/-                  3.22         11/15/2036           5,000,000
      4,970,000  JEFFERSON COUNTY AL SEWER REVENUE SERIES A (SEWER REVENUE
                 LOC)@+/-                                                              3.50         02/01/2042           4,970,000

                                                                                                                        21,175,000
                                                                                                                   ---------------

ALASKA - 1.10%
      4,990,000  CIVIC VENTURES AK SERIES D-01 (TAX REVENUE, MBIA INSURED)@+/-         3.27         09/01/2022           4,990,000
                                                                                                                   ---------------

ARIZONA - 2.51%
      1,105,000  ARIZONA BANNER HEALTH SERIES B (HEALTHCARE FACILITIES
                 REVENUE, FGIC INSURED)@+/-                                            3.22         01/01/2035           1,105,000
      5,015,000  ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM
                 FACULTY SERIES A (SPORTS FACILITIES REVENUE, AMBAC
                 INSURED)@+/-                                                          3.21         07/01/2036           5,015,000
      2,000,000  MARICOPA COUNTY AZ IDA SERIES A (HOUSING REVENUE, FNMA
                 INSURED)@+/-                                                          3.47         04/15/2030           2,000,000
      2,700,000  PHOENIX AZ IDA VALLEY OF THE SUN YMCA PROJECT (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)@+/-                                           3.58         01/01/2031           2,700,000
        610,000  SALT RIVER AZ PIMA MARICOPA INDIAN COMMUNITY (OTHER REVENUE,
                 BANK OF AMERICA NA LOC)@+/-                                           3.47         10/01/2025             610,000

                                                                                                                        11,430,000
                                                                                                                   ---------------

CALIFORNIA - 10.43%
      1,775,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B
                 (HFFA REVENUE, WACHOVIA BANK NA LOC)@+/-                              3.51         09/01/2025           1,775,000
        550,000  CALIFORNIA SERIES H (HFFA REVENUE, BANK OF AMERICA NA LOC)@+/-        3.16         07/01/2035             550,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA (continued)
$       300,000  CALIFORNIA SERIES J (HFFA REVENUE, BANK OF AMERICA NA LOC)@+/-        3.16%        07/01/2033     $       300,000
        455,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C4 (POWER
                 REVENUE, JP MORGAN LOC)@+/-                                           3.46         05/01/2022             455,000
      7,845,000  CALIFORNIA STATE DWR POWER SUPPLY SERIES C1 (POWER REVENUE,
                 DEXIA CREDIT LOCAL DE FRANCE LOC)@+/-                                 3.43         05/01/2022           7,845,000
        860,000  CALIFORNIA STATE ECONOMIC RECOVERY PUTTERS SERIES 446
                 (ECONOMIC DEVELOPMENT REVENUE LOC)@+/-                                3.50         01/01/2012             860,000
      3,200,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11   (SALES TAX
                 REVENUE LOC)@+/-                                                      3.12         07/01/2023           3,200,000
        665,000  CORONA CA COP (LEASE REVENUE, MBIA INSURED)@+/-                       3.51         03/01/2011             665,000
      5,530,000  LOS ANGELES CA SANITATION EQUIPMENT PROJECT 3343 (OTHER
                 REVENUE, FGIC INSURED)@+/-                                            3.51         02/01/2019           5,530,000
      5,520,000  LOS ANGELES CA SUBSERIES B1 (WATER REVENUE, DEXIA CREDIT
                 LOCAL DE FRANCE LOC)@+/-                                              3.47         07/01/2035           5,520,000
      3,415,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)@+/-           3.51         07/01/2022           3,415,000
      7,970,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE (TRANSPORTATION REVENUE LOC, FSA INSURED)@+/-                 3.49         07/01/2025           7,970,000
        440,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT BLUFFS APARTMENT
                 PROJECT SERIES C (HOUSING REVENUE, FHLMC INSURED)@+/-                 3.42         12/01/2029             440,000
      2,550,000  ORANGE COUNTY CA WATER DISTRICT SERIES A (WATER REVENUE,
                 LLOYDS TSB BANK PLC LOC)@+/-                                          3.14         08/01/2042           2,550,000
        580,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS A
                 (LEASE REVENUE, AMBAC INSURED)@+/-                                    3.52         02/15/2026             580,000
      4,935,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY CLASS C
                 (LEASE REVENUE, AMBAC INSURED)@+/-                                    3.52         02/15/2026           4,935,000
        910,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY
                 REVENUE LOC)@+/-                                                      3.50         05/15/2033             910,000

                                                                                                                        47,500,000
                                                                                                                   ---------------

COLORADO - 2.63%
      8,345,000  ARAPOHOE COUNTY CO WATER AND WASTEWATER AUTHORITY REVENUE@+/-         3.50         12/01/2033           8,345,000
      1,700,000  ARVADA COUNTY CO (WATER REVENUE, FIRST SECURITY BANK LOC)@+/-         3.80         11/01/2020           1,700,000
      1,925,000  FITZSIMONS RDA COLORADO UNIVERSITY PHYSICIANS INCORPORATED
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)@+/-         3.52         01/01/2025           1,925,000

                                                                                                                        11,970,000
                                                                                                                   ---------------

DELAWARE - 0.18%
        800,000  KENT COUNTY DE STUDENT HOUSING (COLLEGE & UNIVERSITY REVENUE,
                 WACHOVIA BANK LOC)@+/-                                                3.48         07/01/2036             800,000
                                                                                                                   ---------------

FLORIDA - 1.96%
      2,090,000  ALACHUA COUNTY FL HEALTH FACILITIES AUTHORITY OAK HAMMOCK
                 UNIVERSITY OF FLORIDA PROJECT SERIES A (HEALTHCARE FACILITIES
                 REVENUE, BNP PARIBAS LOC)@+/-                                         3.58         10/01/2032           2,090,000
        485,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                 (HEALTHCARE FACILITIES REVENUE, WACHOVIA BANK LOC)@+/-                3.63         12/01/2014             485,000
      3,825,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SERIES C
                 (HOSPITAL REVENUE, BANK OF AMERICA NA LOC)@+/-                        3.51         08/15/2033           3,825,000
      2,545,000  ORANGE COUNTY FL CENTRAL FLORIDA YMCA PROJECT SERIES A (IDR,
                 BANK OF AMERICA NA LOC)@+/-                                           3.52         05/01/2027           2,545,000

                                                                                                                         8,945,000
                                                                                                                   ---------------

GEORGIA - 2.04%
      1,330,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE DAVIS
                 (OTHER REVENUE, WACHOVIA BANK LOC)@+/-                                3.48         12/01/2019           1,330,000
        455,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY SERIES 960 (COLLEGE &
                 UNIVERSITY REVENUE, MBIA INSURED)@+/-                                 3.50         05/01/2036             455,000
      4,600,000  GEORGIA LOCAL GOVERNMENT COP SERIES K (GENERAL OBLIGATION -
                 POLITICAL SUBDIVISION)@+/-                                            3.57         12/01/2022           4,600,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
GEORGIA (continued)
$     2,875,000  GWINNETT COUNTY GA SCHOOL DISTRICT (PROPERTY TAX REVENUE)             4.50%        12/29/2006     $     2,889,868

                                                                                                                         9,274,868
                                                                                                                   ---------------

ILLINOIS - 8.33%
      2,955,000  CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
                 REVENUE, US BANK NA LOC)@+/-                                          3.50         12/01/2023           2,955,000
      5,350,000  CHICAGO IL O'HARE INTERNATIONAL AIRPORT (AIRPORT REVENUE,
                 MBIA INSURED)@+/-                                                     3.51         01/01/2026           5,350,000
      2,300,000  CHICAGO IL SERIES SG 131 (SALES TAX REVENUE, FGIC INSURED)@+/-        3.50         01/01/2027           2,300,000
      2,175,000  COOK COUNTY IL GO CTFS SERIES 458 (PROPERTY TAX REVENUE, FGIC
                 INSURED)@+/-                                                          3.50         11/15/2028           2,175,000
        999,939  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                 (GENERAL OBLIGATION - STATES, TERRITORIES, FGIC INSURED)@+/-          3.51         02/01/2027             999,939
      5,500,000  EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (RECREATIONAL
                 FACILITIES REVENUE LOC, FGIC INSURED)@+/-                             3.51         01/01/2029           5,500,000
        950,000  ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                               3.53         07/01/2018             950,000
      4,000,000  HOFFMAN ESTATES IL HOFFMAN ESTATES ECONOMIC (TAX REVENUE,
                 NORTHERN TRUST CORPORATION LOC)@+/-                                   3.47         01/01/2010           4,000,000
      8,100,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PRESBYTERIAN HOME LAKE
                 SERIES A (HOUSING REVENUE, FIRST SECURITY BANK LOC)@+/-               3.25         09/01/2031           8,100,000
      2,515,000  ILLINOIS STATE NEWBERRY LIBRARY (OTHER REVENUE, NORTHERN
                 TRUST CORPORATION LOC)@+/-                                            3.30         03/01/2028           2,515,000
      1,800,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE, AMBAC
                 INSURED)@+/-                                                          3.51         11/01/2012           1,800,000
      1,300,000  ILLINOIS STATE SERIES G (GENERAL OBLIGATION - STATES,
                 TERRITORIES)@+/-                                                      3.55         05/01/2012           1,300,000

                                                                                                                        37,944,939
                                                                                                                   ---------------

INDIANA - 6.54%
        400,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                 REVENUE, MBIA INSURED)@+/-                                            3.51         07/15/2012             400,000
      7,320,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATION (HEALTHCARE
                 FACILITIES REVENUE, FIFTH THIRD BANK LOC)@+/-                         3.23         01/01/2022           7,320,000
      2,000,000  INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL
                 (HEALTHCARE FACILITIES REVENUE LOC)@+/-                               3.25         01/01/2020           2,000,000
      1,245,000  INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                 SERIES A (HEALTHCARE FACILITIES REVENUE, US BANK NA LOC)@+/-          3.63         10/01/2032           1,245,000
      1,600,000  INDIANA PROJECT A (HEALTH FACILITIES FINANCING AUTHORITY
                 REVENUE, COMERCIA BANK CA LOC)@+/-                                    3.63         01/01/2035           1,600,000
        500,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                 EDUCATIONAL FACILITIES UNIVERSITY INDIANAPOLIS (COLLEGE &
                 UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)@+/-                         3.63         10/01/2030             500,000
      1,700,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
                 MARY PROJECT (COLLEGE & UNIVERSITY REVENUE, BANK ONE INDIANA
                 NA LOC)@+/-                                                           3.30         02/15/2026           1,700,000
     15,000,000  ST. JOSEPH COUNTY IN EDUCATIONAL FACILITY (EDUCATIONAL
                 FACILITIES REVENUE)@+/-                                               3.40         03/01/2040          15,000,000

                                                                                                                        29,765,000
                                                                                                                   ---------------

IOWA - 3.31%
      4,500,000  IOWA FINANCE AUTHORITY EDUCATIONAL FACILITY HOLY FAMILY
                 CATHOLIC SCHOOLS (EDUCATIONAL FACILITIES REVENUE, ALLIED
                 IRISH BANK PLC LOC)@+/-                                               3.63         03/01/2036           4,500,000
      4,130,000  IOWA FINANCE AUTHORITY IOWA HEALTH CARE SYSTEM SERIES A3
                 (HOSPITAL REVENUE, FGIC INSURED)@+/-                                  3.45         02/15/2035           4,130,000
        400,000  IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES
                 REVENUE LOC)@+/-                                                      3.63         06/01/2033             400,000
      6,050,000  IOWA HIGHER EDUCATION LOAN AUTHORITY PRIVATE COLLEGES AMBROSE
                 (COLLEGE & UNIVERSITY REVENUE LOC)@+/-                                3.58         04/01/2033           6,050,000

                                                                                                                        15,080,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
KANSAS - 0.90%
$     4,100,000  KANSAS STATE DEVELOPMENT FINANCE AUTHORITY REVENUE VLG SHALOM
                 OBLIGATION GROUP SERIES BB (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                              3.58%        11/15/2028     $     4,100,000
                                                                                                                   ---------------

LOUISIANA - 3.18%
      3,990,000  EAST BATON ROUGE PARISH LA (SALES TAX REVENUE, AMBAC
                 INSURED)@+/-                                                          3.51         02/01/2024           3,990,000
      1,300,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                 (IDR, BANQUE NATIONALE PARIS LOC)@+/-                                 3.25         08/01/2007           1,300,000
      1,110,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)@+/-            3.57         09/01/2033           1,110,000
      3,795,000  LOUISIANA LOCAL GOVERNMENT ENVIRONMENT FACILITIES COMMUNITY
                 SHREVEPORT UTILITY SYSTEM PROJECT (IDR, FIRST SECURITY BANK
                 LOC)@+/-                                                              3.50         10/01/2026           3,795,000
      4,300,000  LOUISIANA PUBLIC FACILITY AUTHORITY CHRISTUS HEALTH SUBSERIES
                 C2 (HEALTHCARE FACILITIES REVENUE, AMBAC INSURED)@+/-                 3.22         07/01/2041           4,300,000

                                                                                                                        14,495,000
                                                                                                                   ---------------

MASSACHUSETTS - 1.10%
      5,000,000  ROUTE 3 NORTH TRANSPORTATION IMPORT ASSOCIATION MASSACHUSETTS
                 LEASE REVENUE SERIES B (LEASE REVENUE, AMBAC INSURED)@+/-             3.22         06/15/2033           5,000,000
                                                                                                                   ---------------

MICHIGAN - 6.26%
      3,175,000  DETROIT MI (WATER REVENUE, MBIA INSURED)@+/-                          3.50         01/01/2011           3,175,000
      1,180,000  LIVONIA MI PUBLIC SCHOOL DISTRICT ROCS RR II R 6002 (PROPERTY
                 TAX REVENUE, MBIA INSURED)@+/-                                        3.45         05/01/2023           1,180,000
      4,855,000  MICHIGAN HIGHER EDUCATION FACILITIES AUTHORITY (COLLEGE &
                 UNIVERSITY REVENUE, FIFTH THIRD BANK LOC)@+/-                         3.47         04/01/2032           4,855,000
      2,470,000  MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS, JP
                 MORGAN CHASE BANK LOC)                                                4.25         08/18/2006           2,476,246
        675,000  MICHIGAN STATE HOSPITAL FINANCE AUTHORITY SERIES B
                 (HEALTHCARE FACILITIES REVENUE)@+/-                                   3.21         11/15/2033             675,000
     11,000,000  MICHIGAN STATE SERIES A (PROPERTY TAX REVENUE)                        4.50         09/29/2006          11,043,632
      3,860,000  MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION ORCHESTRA
                 PLACE RENEWAL PROJECT (OTHER REVENUE, STANDARD FEDERAL BANK
                 LOC)@+/-                                                              3.24         09/01/2022           3,860,000
      1,260,000  OAKLAND COUNTY MI ECONOMIC DEVELOPMENT CORPORATION LIMITED
                 OBLIGATION PONTIAC VISION SCHOOLS PROJECT (PRIVATE SCHOOL
                 REVENUE, ALLIED IRISH BANK PLC LOC)@+/-                               3.47         08/01/2020           1,260,000

                                                                                                                        28,524,878
                                                                                                                   ---------------

MINNESOTA - 6.90%
        645,000  ANDOVER MN PRESBYTERIAN HOMES INCORPORATED PROJECT (HOUSING
                 REVENUE, FNMA INSURED)@+/-                                            3.47         11/15/2033             645,000
        100,000  BURNSVILLE MN BERKSHIRE PROJECT SERIES A (MFHR, FNMA
                 INSURED)@+/-                                                          3.47         07/15/2030             100,000
      4,105,000  COHASSET MN POWER & LIGHT COMPANY PROJECT A (IDR, LASALLE
                 NATIONAL BANK NA LOC)@+/-                                             3.47         06/01/2020           4,105,000
        500,000  COHASSET MN POWER & LIGHT COMPANY PROJECT D (POWER REVENUE
                 LOC)@+/-                                                              3.47         12/01/2007             500,000
      1,450,000  COHASSET MN POWER & LIGHT PROJECT SERIES C (IDR LOC, ABN AMRO
                 BANK INSURED)@+/-                                                     3.47         06/01/2013           1,450,000
      2,500,000  DAKOTA COUNTY MN HOUSING & RDA PROJECT 484 (MFHR, FHLMC
                 INSURED)@+/-                                                          3.52         12/01/2022           2,500,000
      8,160,000  EAGAN MN MFHR FLOATS PT 1221 (MFHR LOC)@+/-                           3.52         12/01/2029           8,160,000
      2,100,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT #270 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                      3.75         08/07/2006           2,103,343
        735,000  INVER GROVE HEIGHTS MN INVER GROVE INCORPORATED PROJECT
                 (HOUSING REVENUE, FNMA INSURED)@+/-                                   3.47         05/15/2035             735,000
      1,500,000  MAPLEWOOD MN EDUCATIONAL FACILITIES MOUNDS PARK ACADEMY
                 PROJECT (PRIVATE SCHOOL REVENUE, US BANK NA LOC)@+/-                  3.52         10/01/2031           1,500,000
      1,680,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 (AIRPORT REVENUE, FGIC INSURED)@+/-                                   3.51         01/01/2023           1,680,000
        725,000  MINNEAPOLIS MN HEALTH CARE SYSTEM FAIRVIEW HEALTH SERVICES
                 SERIES B (HEALTHCARE FACILITIES REVENUE LOC)@+/-                      3.21         11/15/2026             725,000
      1,830,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                 PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                              4.00         09/12/2006           1,835,231

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
MINNESOTA (continued)
$     2,500,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                5.00%        08/01/2006     $     2,508,806
      1,075,000  MINNESOTA STATE UNIVERSITY OF ST. THOMAS SERIES 6H (OTHER
                 REVENUE, BANK OF NEW YORK LOC)@+/-                                    3.47         10/01/2032           1,075,000
        595,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                 COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)@+/-              3.63         11/01/2022             595,000
        410,000  ST. LOUIS PARK MN KNOLLWOOD PLACE (MFHR, FNMA INSURED)@+/-            3.47         10/01/2035             410,000
        335,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING SERIES O (OTHER
                 REVENUE, DEXIA CREDIT LOCAL DE FRANCE LOC)@+/-                        3.63         03/01/2012             335,000
        450,000  UNIVERSITY OF MINNESOTA SERIES C (COLLEGE & UNIVERSITY
                 REVENUE, GENERAL OBLIGATION OF UNIVERSITY)@+/-                        3.25         12/01/2036             450,000

                                                                                                                        31,412,380
                                                                                                                   ---------------

MISSOURI - 2.17%
      3,600,000  JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
                 FIFTH THIRD BANK LOC)@+/-                                             3.30         01/01/2030           3,600,000
      4,600,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                 (COLLEGE & UNIVERSITY REVENUE LOC)@+/-                                3.58         04/01/2027           4,600,000
      1,675,000  MISSOURI STATE HEALTH & EDUCATIONAL FACILITY AUTHORITY
                 ROCKHURST UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BANK OF
                 AMERICA NA LOC)@+/-                                                   3.58         11/01/2032           1,675,000

                                                                                                                         9,875,000
                                                                                                                   ---------------

NEVADA - 1.37%
      6,000,000  CLARK COUNTY NV AIRPORT IMPROVEMENT REVENUE SERIES A (AIRPORT
                 REVENUE LOC)@+/-                                                      3.45         07/01/2012           6,000,000
        230,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE, FGIC
                 INSURED)@+/-                                                          3.51         06/01/2020             230,000

                                                                                                                         6,230,000
                                                                                                                   ---------------

NEW HAMPSHIRE - 0.47%
      2,150,000  NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES HEALTH CARE
                 SERIES A (OTHER REVENUE, JP MORGAN CHASE BANK LOC)@+/-                3.55         01/01/2030           2,150,000
                                                                                                                   ---------------

NEW JERSEY - 0.46%
      2,115,000  NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                 TERRITORIES)                                                          4.00         06/23/2006           2,115,919
                                                                                                                   ---------------

NEW MEXICO - 0.87%
      3,960,000  NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                 APARTMENTS SERIES A1 (MFHR, FNMA INSURED)@+/-                         3.47         01/15/2033           3,960,000
                                                                                                                   ---------------

NEW YORK - 2.89%
      1,500,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NY CITY
                 RECOVERY SERIES 3A (OTHER REVENUE)                                    5.00         11/01/2006           1,508,561
      1,675,000  NEW YORK NY SUBSERIES E3 (PROPERTY TAX REVENUE, BANK OF
                 AMERICA NA LOC)@+/-                                                   3.45         08/01/2034           1,675,000
     10,000,000  NEW YORK NY SUBSERIES H2 (PROPERTY TAX REVENUE LOC)@+/-               3.41         03/01/2034          10,000,000

                                                                                                                        13,183,561
                                                                                                                   ---------------

NORTH CAROLINA - 0.88%
      4,000,000  NORTH CAROLINA MEDICAL CARE COMMUNITY UNIVERSITY EASTERN
                 CAROLINA SERIES B (HEALTHCARE FACILITIES REVENUE, AMBAC
                 INSURED)@+/-                                                          3.44         12/01/2028           4,000,000
                                                                                                                   ---------------

OHIO - 1.54%
        700,000  HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS
                 LONG TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE
                 LOC)@+/-                                                              3.22         05/15/2030             700,000
      6,325,000  OHIO STATE WATER DEVELOPMENT AUTHORITY FIRST ENERGY GENERAL
                 CORPORATION SERIES A (IDR, BARCLAYS BANK PLC LOC)@+/-                 3.58         05/15/2019           6,325,000

                                                                                                                         7,025,000
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
OREGON - 0.22%
      1,000,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
$                SERVICES LOC)@+/-                                                     3.52%        05/01/2010     $     1,000,000
                                                                                                                   ---------------

OTHER - 1.41%
      6,425,000  SUNAMERICA TRUST (OTHER REVENUE, FHLMC INSURED)@+/-                   3.62         07/01/2041           6,425,000
                                                                                                                   ---------------

PENNSYLVANIA - 3.58%
      5,000,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                 STUDENT HOUSING REVENUE (OTHER REVENUE LOC)@+/-                       3.50         11/01/2036           5,000,000
        450,000  PENNSYLVANIA STATE HONEYSUCKLE STUDENT HOLDING SERIES A
                 (COLLEGE & UNIVERSITY REVENUE, ALLIED IRISH BANK PLC LOC)@+/-         3.49         07/01/2034             450,000
      1,000,000  PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                 SERIES II R 1005 (SALES TAX REVENUE, AMBAC INSURED)@+/-               3.51         12/01/2015           1,000,000
      5,375,000  PHILADELPHIA PA (WATER REVENUE, FIRST SECURITY BANK LOC)@+/-          3.22         06/15/2023           5,375,000
      4,500,000  PHILADELPHIA PA AUTHORITY FOR IDR GIRARD ESTATE ARAMARK PJ
                 (IDR LOC)@+/-                                                         3.50         06/01/2032           4,500,000

                                                                                                                        16,325,000
                                                                                                                   ---------------

PUERTO RICO - 0.43%
      1,955,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO)
                 (TOLL ROAD REVENUE, FIRST SECURITY BANK LOC)@+/-                      3.49         07/01/2027           1,955,000
                                                                                                                   ---------------

SOUTH CAROLINA - 0.32%
      1,465,000  EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (UTILITIES
                 REVENUE LOC, MBIA INSURED)@+/-                                        3.51         01/01/2022           1,465,000
                                                                                                                   ---------------

TENNESSEE - 0.87%
      2,000,000  EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (LEASE REVENUE
                 LOC, AMBAC INSURED)@+/-                                               3.51         10/01/2027           2,000,000
      1,970,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 DISTRICT ENERGY (OTHER REVENUE, AMBAC INSURED)@+/-                    3.51         10/01/2022           1,970,000

                                                                                                                         3,970,000
                                                                                                                   ---------------

TEXAS - 7.19%
      3,050,000  AUSTIN TX WATER & WASTEWATER SYSTEM SERIES 1319 (WATER
                 REVENUE, MBIA INSURED)@+/-                                            3.51         11/15/2013           3,050,000
      5,280,000  DALLAS TX PUTTER 598 (PROPERTY TAX REVENUE, JP MORGAN CHASE
                 BANK LOC)@+/-                                                         3.51         02/15/2011           5,280,000
      4,100,000  EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (ECTOR COUNTY TX
                 INDEPENDENT SCHOOL DISTRICT) PSFG INSURED (PROPERTY TAX
                 REVENUE LOC)@+/-                                                      3.51         08/15/2020           4,100,000
      4,700,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 METHODIST HOSPITAL SYSTEM SERIES A (OTHER REVENUE)@+/-                3.60         12/01/2032           4,700,000
        760,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY JUNIOR LIEN RODEO
                 SERIES C (SPORTS FACILITIES REVENUE, MBIA INSURED)@+/-                3.50         11/15/2030             760,000
      1,100,000  HOUSTON TX SERIES SG 139 (COLLEGE & UNIVERSITY REVENUE,
                 SOCIETE GENERALE LOC)@+/-                                             3.50         11/15/2029           1,100,000
      3,800,000  KATY TX INDEPENDENT SCHOOL DISTRICT SERIES C (PROPERTY TAX
                 REVENUE)@+/-                                                          3.47         08/15/2036           3,800,000
      3,060,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION #1 SERIES 618
                 (LEASE REVENUE, AMBAC INSURED)@+/-                                    3.51         02/01/2010           3,060,000
         30,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                 HEALTH SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)@+/-                 3.58         02/15/2035              30,000
      1,305,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                 (HOSPITAL REVENUE, JP MORGAN CHASE BANK LOC)@+/-                      3.54         11/01/2026           1,305,000
      1,055,000  SAN ANTONIO TX SERIES A (WATER REVENUE, MBIA INSURED)@+/-             3.22         05/15/2033           1,055,000
      4,500,000  TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION -
                 STATES, TERRITORIES)                                                  4.50         08/31/2006           4,515,535

                                                                                                                        32,755,535
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS               MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE    MATURITY DATE        VALUE
VIRGINIA - 0.50%
    $ 2,265,000  LOUDOUN COUNTY VA SANATATION AUTHORITY WATER & SEWER REVENUE
                 (WATER REVENUE LOC)@+/-                                               3.51%        01/01/2024     $     2,265,000
                                                                                                                   ---------------

WASHINGTON - 1.17%
      2,600,000  EVERETT WA (PROPERTY TAX REVENUE LOC, BANK OF AMERICA NA
                 LOC)@+/-                                                              3.52         12/01/2021           2,600,000
        265,000  KING COUNTY WA HOUSING AUTHORITY SERIES A (HOUSING REVENUE,
                 FHLMC INSURED)@+/-                                                    3.47         07/01/2035             265,000
      1,600,000  WASHINGTON STATE HOUSING FINANCE COMMISSION BUSH SCHOOL
                 PROJECT (HOUSING REVENUE, BANK OF AMERICA NA LOC)@+/-                 3.49         04/01/2034           1,600,000
        845,000  WASHINGTON STATE HOUSING WESLEY HOMES PROJECT SERIES A (LEASE
                 REVENUE, BANK OF AMERICA NA LOC)@+/-                                  3.51         01/01/2036             845,000

                                                                                                                         5,310,000
                                                                                                                   ---------------

WISCONSIN - 2.18%
      3,340,000  WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)               4.00         08/22/2006           3,347,354
      3,345,000  WISCONSIN HEALTH & EDUCATIONAL FACILITIES AUTHORITY RIVERVIEW
                 HOSPITAL ASSOCIATION (HEALTHCARE FACILITIES REVENUE, FIRSTAR
                 BANK NA LOC)@+/-                                                      3.63         10/01/2030           3,345,000
      1,470,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 AURORA HEALTH CARE SERIES C (HEALTHCARE FACILITIES REVENUE,
                 MARSHALL & ISLEY BANK LOC)@+/-                                        3.58         04/01/2028           1,470,000
      1,750,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE
                 FACILITIES REVENUE LOC)@+/-                                           3.47         05/01/2030           1,750,000

                                                                                                                         9,912,354
                                                                                                                   ---------------

WYOMING - 1.10%
      5,000,000  SWEETWATER COUNTY WY PACIFIC CORPORATION PROJECT SERIES A
                 (PCR, BARCLAYS BANK PLC LOC)@+/-                                      3.23         07/01/2015           5,000,000
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $417,329,434)                                                                      417,329,434
                                                                                                                   ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $487,308,434)*                                    107.01%                                                    $   487,308,434

OTHER ASSETS AND LIABILITIES, NET                        (7.01)                                                        (31,911,010)
                                                       -------                                                     ---------------

TOTAL NET ASSETS                                        100.00%                                                    $   455,397,424
                                                       -------                                                     ---------------

@ THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES FOR EACH BOOK

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS             MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 98.85%

AFFILIATED BOND FUNDS - 20.02%
        190,694  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                             $     1,933,636
        228,557  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                         1,938,167
        141,772  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                 1,292,962

                                                                                                                    5,164,765
                                                                                                              ---------------

AFFILIATED STOCK FUNDS - 78.83%
        307,022  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                          5,062,799
        219,754  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                            5,085,110
        122,400  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                       2,560,611
        221,093  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                2,491,713
        305,861  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                              5,138,458

                                                                                                                   20,338,691
                                                                                                              ---------------

TOTAL INVESTMENT COMPANIES (COST $23,486,679)                                                                      25,503,456
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $23,486,679)*                                      98.85%                                               $    25,503,456

OTHER ASSETS AND LIABILITIES, NET                         1.15                                                        295,860
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    25,799,316
                                                       -------                                                ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS             MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - CONSERVATIVE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 98.39%

AFFILIATED BOND FUNDS - 59.34%
        301,533  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                             $     3,057,545
        361,567  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                         3,066,088
        224,331  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                 2,045,899

                                                                                                                    8,169,532
                                                                                                              ---------------

AFFILIATED STOCK FUNDS - 39.05%
         80,922  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                          1,334,402
         58,137  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                            1,345,297
         32,260  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                         674,888
         58,732  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                  661,908
         80,885  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                              1,358,864

                                                                                                                    5,375,359
                                                                                                              ---------------

TOTAL INVESTMENT COMPANIES (COST $13,390,557)                                                                      13,544,891
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $13,390,557)*                                      98.39%                                               $    13,544,891

OTHER ASSETS AND LIABILITIES, NET                         1.61                                                        221,096
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    13,765,987
                                                       -------                                                ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS             MAY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

LIFE STAGE - MODERATE PORTFOLIO
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                     VALUE
INVESTMENT COMPANIES - 98.95%

AFFILIATED BOND FUNDS - 40.17%
        538,424  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                             $     5,459,622
        645,854  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND                                                         5,476,844
        400,903  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND                                                 3,656,238

                                                                                                                   14,592,704
                                                                                                              ---------------

AFFILIATED STOCK FUNDS - 58.78%
        321,316  WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND                                                          5,298,503
        231,051  WELLS FARGO ADVANTAGE COMMON STOCK FUND                                                            5,346,530
        128,197  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND                                                       2,681,891
        231,720  WELLS FARGO ADVANTAGE OVERSEAS FUND                                                                2,611,481
        322,553  WELLS FARGO ADVANTAGE U.S. VALUE FUND                                                              5,418,891

                                                                                                                   21,357,296
                                                                                                              ---------------

TOTAL INVESTMENT COMPANIES (COST $34,272,967)                                                                      35,950,000
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $34,272,967)*                                      98.95%                                               $    35,950,000

OTHER ASSETS AND LIABILITIES, NET                         1.05                                                        381,034
                                                       -------                                                ---------------

TOTAL NET ASSETS                                        100.00%                                               $    36,331,034
                                                       -------                                                ---------------

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE LIFE STAGE PORTFOLIOS (NO LOAD)

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (Eastern Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each underlying Fund on the valuation date. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the NYSE. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustee. These procedures take into account multiple factors including movements in U.S securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Realized gain distributions from underlying funds are treated as realized gains.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

LIST OF ABBREVIATIONS WELLS FARGO ADVANTAGE FUNDS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
CMT        --Constant Maturity Treasury
COFI       --Cost of Funds Index
Connie Lee --Connie Lee Insurance Company
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
EDFA       --Education Finance Authority
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
FRN        --Floating Rate Notes
FSA        --Financial Security Assurance, Inc
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MUD        --Municipal Utility District
MTN        --Medium Term Note
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PLC        --Private Placement
PSFG       --Public School Fund Guaranty
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
R&D        --Research & Development
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
STEERS     --Structured Enhanced Return Trust
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
V/R        --Variable Rate
WEBS       --World Equity Benchmark Shares
XLCA       --XL Capital Assurance

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Outlook Today Fund, Wells Fargo Advantage Outlook 2010 Fund, Wells Fargo Advantage Outlook 2020 Fund, Wells Fargo Advantage Outlook 2030 Fund, Wells Fargo Advantage Outlook 2040 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 20, 2006


/s/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Funds Trust

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Outlook Today Fund, Wells Fargo Advantage Outlook 2010 Fund, Wells Fargo Advantage Outlook 2020 Fund, Wells Fargo Advantage Outlook 2030 Fund, Wells Fargo Advantage Outlook 2040 Fund, Wells Fargo Advantage California Tax-Free Money Market Fund, Wells Fargo Advantage Cash Investment Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Minnesota Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, Wells Fargo Advantage Prime Investment Money Market Fund, Wells Fargo Advantage Treasury Plus Money Market Fund, Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage Liquidity Reserve Money Market Fund, Wells Fargo Advantage Overland Express Sweep Fund, Wells Fargo Advantage Money Market Trust, Wells Fargo Advantage California Tax-Free Money Market Trust, Wells Fargo Advantage National Tax-Free Money Market Trust, Wells Fargo Advantage Life Stage - Aggressive Portfolio, Wells Fargo Advantage Life Stage - Conservative Portfolio, and Wells Fargo Advantage Life Stage - Moderate Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July, 20, 2006


/s/ A. Erdem Cimen
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                         Wells Fargo Funds Trust


                                         By:   /s/ Karla M. Rabusch

                                               Karla M. Rabusch
                                               President

Date: July 20, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:

                                            /s/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

                                      By:

                                            /s/ A. Erdem Cimen
                                            A. Erdem Cimen
                                            Treasurer

Date: July 20, 2006